UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of December 31, 2020

Days	% of fund's investments 12/31/20
1 - 7	48.3
8 - 30	9.9
31 - 60	10.1
61 - 90	10.6
91 - 180	16.8
> 180	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of December 31, 2020
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	45.0%
U.S. Government Agency Debt	28.9%
Repurchase Agreements	26.2%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

12/31/20
VIP Government Money Market Portfolio	0.01%
VIP Government Money Market Portfolio	0.01%
VIP Government Money Market Portfolio	0.01%
VIP Government Money Market Portfolio	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2020, the most recent period shown in the table, would have been (0.09)% for Initial Class, (0.19)% for Service Class, (0.34)% for Service Class 2 and (0.12)% for Investor Class.

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 45.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Notes
1/15/21	0.09 to 0.12%	$83,323,100	$83,355,028
U.S. Treasury Obligations - 43.7%
U.S. Treasury Bills
1/5/21 to 12/2/21	0.09 to 0.17	2,290,510,000	2,289,977,710
U.S. Treasury Bonds
5/15/21	0.12	2,000,000	2,059,027
U.S. Treasury Notes
1/31/21 to 10/31/22	0.02 to 0.40 (b)	420,000,000	422,694,546
			2,714,731,283
TOTAL U.S. TREASURY DEBT
(Cost $2,798,086,311)			2,798,086,311

Variable Rate Demand Note - 0.3%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.1% 1/7/21, LOC Freddie Mac, VRDN
1/7/21	0.10 (b)(c)	400,000	400,000
New York - 0.3%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.1% 1/7/21, LOC Freddie Mac, VRDN
1/7/21	0.10 (b)(c)	1,100,000	1,100,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.1% 1/7/21, LOC Freddie Mac, VRDN
1/7/21	0.10 (b)(c)	600,000	600,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2002 A, 0.1% 1/7/21, LOC Freddie Mac, VRDN
1/7/21	0.10 (b)(c)	14,500,000	14,500,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.1% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.1% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.10 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.11% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.11 (b)(c)	900,000	900,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.1% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.1% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.10 (b)(c)	200,000	200,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.1% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.10 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.12% 1/7/21, LOC Fannie Mae, VRDN
1/7/21	0.12 (b)(c)	500,000	500,000
			19,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $19,900,000)			19,900,000

U.S. Government Agency Debt - 28.9%
Federal Agencies - 28.9%
Fannie Mae
1/29/21 to 7/29/22	0.09 to 0.44 (b)	425,200,000	425,199,810
Federal Farm Credit Bank
1/5/21 to 3/8/22	0.11 to 0.71 (b)	27,000,000	26,999,442
Federal Home Loan Bank
1/4/21 to 12/15/22	0.06 to 0.37 (b)	1,129,030,000	1,129,015,433
Freddie Mac
2/5/21 to 9/9/22	0.10 to 0.39 (b)	215,400,000	215,405,704
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,796,620,389)			1,796,620,389

U.S. Government Agency Repurchase Agreement - 10.6%
	Maturity Amount	Value
In a joint trading account at 0.08% dated 12/31/20 due 1/4/21 (Collateralized by U.S. Government Obligations) #	$369,838,343	$369,835,000
With:
ABN AMRO Bank NV at 0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $7,140,056, 2.00%, 7/1/50)	7,000,054	7,000,000
Barclays Bank PLC at 0.11%, dated 12/28/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $12,240,262, 2.50%, 12/20/50)	12,000,257	12,000,000
BMO Capital Markets Corp. at 0.12%, dated 11/16/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,345, 0.40% - 2.88%, 10/31/21 - 2/15/49)	2,000,400	2,000,000
BMO Harris Bank NA at:
0.1%, dated:
12/10/20 due 1/7/21 (Collateralized by Mortgage Loan Obligations valued at $2,040,142, 2.50% - 3.01%, 4/1/24 - 12/1/40)	2,000,183	2,000,000
12/14/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $4,080,238, 2.00% - 2.50%, 1/1/36 - 12/1/50)	4,000,511	4,000,000
0.13%, dated 11/2/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $3,061,484, 2.50% - 4.00%, 4/1/24 - 1/1/51)	3,000,997	3,000,000
BofA Securities, Inc. at 0.11%, dated 12/17/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $6,120,337, 3.26% - 4.42%, 7/20/68 - 5/20/70)	6,000,532	6,000,000
Citibank NA at:
0.11%, dated 12/29/20 due 1/5/21 (Collateralized by U.S. Government Obligations valued at $3,060,056, 0.00% - 4.22%, 2/15/21 - 9/15/65)	3,000,064	3,000,000
0.12%, dated 12/29/20 due 1/5/21 (Collateralized by U.S. Treasury Obligations valued at $16,321,028, 1.88% - 5.25%, 8/15/22 - 9/15/65)	16,000,373	16,000,000
Citigroup Global Capital Markets, Inc. at:
0.11%, dated 12/14/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $28,561,916, 0.38% - 3.50%, 4/30/25 - 7/20/50)	28,003,080	28,000,000
0.12%, dated 12/29/20 due 1/5/21 (Collateralized by U.S. Government Obligations valued at $22,440,879, 2.00% - 2.50%, 12/20/50)	22,000,513	22,000,000
Deutsche Bank AG, New York at 0.08%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $16,480,147, 3.35%, 6/15/24)	16,000,142	16,000,000
Goldman Sachs & Co. at:
0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $29,580,230, 2.50% - 5.50%, 2/1/38 - 8/1/50)	29,000,226	29,000,000
0.11%, dated 12/28/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $32,640,698, 2.50% - 6.00%, 7/1/25 - 1/1/50)	32,000,684	32,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.14%, dated:
12/8/20 due 2/8/21 (Collateralized by U.S. Government Obligations valued at $8,160,857, 3.00% - 4.00%, 7/1/33 - 11/1/48)	8,001,929	8,000,000
12/29/20 due 2/26/21 (Collateralized by U.S. Government Obligations valued at $5,100,119, 1.91% - 4.66%, 10/1/31 - 9/1/50)	5,001,147	5,000,000
12/31/20 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $7,140,111, 2.95% - 4.00%, 1/1/38 - 11/1/49)	7,001,633	7,000,000
Morgan Stanley & Co., LLC at 0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $19,380,151, 0.00% - 5.25%, 8/1/23 - 5/15/40)	19,000,148	19,000,000
RBC Financial Group at:
0.1%, dated 12/28/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $19,380,377, 2.00% - 4.50%, 12/1/37 - 10/1/50)	19,001,847	19,000,000
0.11%, dated 11/17/20 due 1/7/21 (Collateralized by U.S. Government Obligations valued at $6,120,898, 2.00% - 4.50%, 12/1/37 - 10/1/50)	6,001,155	6,000,000
Societe Generale at 0.09%, dated 12/31/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,300,005, 0.00% - 8.13%, 5/15/21 - 12/1/50)	10,000,175	10,000,000
TD Securities (U.S.A.) at 0.08%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Government Obligations valued at $22,440,200, 4.00% - 4.50%, 10/20/43 - 8/20/48)	22,000,196	22,000,000
Wells Fargo Securities, LLC at 0.11%, dated 12/30/20 due 1/6/21 (Collateralized by U.S. Government Obligations valued at $11,220,172, 2.00%, 12/1/50)	11,000,235	11,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $658,835,000)		658,835,000

U.S. Treasury Repurchase Agreement - 15.6%
With:
Barclays Bank PLC at 0.09%, dated:
11/30/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $20,401,851, 0.00%, 12/30/21)	20,001,750	20,000,000
12/7/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $27,541,960, 0.00%, 12/30/21)	27,002,093	27,000,000
BNP Paribas, SA at:
0.09%, dated 12/1/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $10,241,412, 0.21% - 6.63%, 1/31/22 - 2/15/48)	10,000,850	10,000,000
0.1%, dated:
12/1/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,201,047, 0.13% - 6.13%, 1/31/22 - 5/15/42)	10,001,722	10,000,000
12/2/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $53,280,463, 0.21% - 7.63%, 8/15/21 - 5/15/48)	52,006,933	52,000,000
12/3/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $54,520,758, 0.21% - 6.38%, 1/31/22 - 2/15/48)	53,007,067	53,000,000
12/4/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $15,301,366, 0.21% - 6.63%, 9/15/21 - 8/15/48)	15,002,000	15,000,000
12/7/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $8,160,710, 0.13% - 3.00%, 1/31/22 - 2/15/48)	8,002,022	8,000,000
12/9/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $35,932,246, 0.13% - 6.63%, 4/30/22 - 2/15/48)	35,008,750	35,000,000
12/14/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $57,123,416, 0.25% - 6.25%, 10/31/21 - 11/15/43)	56,008,867	56,000,000
12/30/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $26,520,464, 0.21% - 4.25%, 1/31/22 - 5/15/42)	26,001,011	26,000,000
0.11%, dated:
11/5/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $28,601,067, 0.13% - 4.25%, 1/31/21 - 5/15/46)	28,005,133	28,000,000
11/9/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $26,784,257, 0.21% - 4.25%, 1/31/22 - 5/15/46)	26,004,767	26,000,000
11/16/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $26,524,047, 0.00% - 6.75%, 1/14/21 - 2/15/43)	26,004,767	26,000,000
0.12%, dated 11/30/20 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $3,060,392, 0.21% - 6.25%, 1/31/21 - 2/15/48)	3,000,910	3,000,000
BofA Securities, Inc. at 0.1%, dated 12/17/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $5,150,349, 2.50%, 5/15/46)	5,000,403	5,000,000
CIBC Bank U.S.A. at:
0.1%, dated 11/18/20 due 1/6/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,770, 0.13% - 2.50%, 2/15/22 - 2/15/50)	5,000,681	5,000,000
0.11%, dated 11/10/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,778, 0.13% - 2.25%, 10/31/21 - 2/15/50)	4,000,794	4,000,000
Commerz Markets LLC at 0.11%, dated:
12/28/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $40,800,919, 0.13% - 2.63%, 12/15/21 - 2/15/50)	40,000,856	40,000,000
12/29/20 due 1/5/21 (Collateralized by U.S. Treasury Obligations valued at $21,420,483, 0.25% - 2.63%, 12/15/21 - 2/15/50)	21,000,449	21,000,000
Credit AG at:
0.09%, dated 11/30/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $15,451,407, 3.00%, 2/15/47)	15,001,313	15,000,000
0.1%, dated:
12/8/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,200,783, 1.13%, 8/15/40)	10,000,861	10,000,000
12/10/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,439, 1.13%, 8/15/40)	5,000,458	5,000,000
12/11/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,157, 1.13%, 8/15/40)	2,000,178	2,000,000
12/14/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $8,160,531, 1.13%, 8/15/40)	8,000,644	8,000,000
12/21/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $13,260,590, 1.13%, 8/15/40)	13,001,119	13,000,000
12/23/20 due 1/7/21
(Collateralized by U.S. Treasury Obligations valued at $15,450,617, 3.00%, 2/15/47)	15,000,667	15,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,200,403, 1.13%, 8/15/40)	10,000,444	10,000,000
0.11%, dated 12/30/20 due 1/5/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,154, 1.13%, 8/15/40)	5,000,092	5,000,000
ING Financial Markets LLC at 0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $20,410,000, 0.13%, 6/30/22)	20,000,156	20,000,000
Lloyds Bank Corp. Markets PLC at:
0.14%, dated:
12/3/20 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $4,082,421, 0.13%, 7/31/22)	4,001,400	4,000,000
12/10/20 due 3/10/21 (Collateralized by U.S. Treasury Obligations valued at $3,090,114, 2.38% - 3.00%, 2/15/24 - 5/15/45)	3,001,050	3,000,000
0.15%, dated 11/20/20 due 3/11/21 (Collateralized by U.S. Treasury Obligations valued at $4,092,616, 1.50% - 2.75%, 9/30/21 - 8/31/25)	4,001,850	4,000,000
Lloyds Bank PLC at:
0.14%, dated:
10/26/20 due 1/26/21 (Collateralized by U.S. Treasury Obligations valued at $5,106,123, 1.50% - 6.00%, 11/15/22 - 8/15/26)	5,001,789	5,000,000
11/9/20 due 2/9/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,021, 1.50% - 6.00%, 5/15/21 - 8/15/26)	5,001,789	5,000,000
11/10/20 due 2/10/21 (Collateralized by U.S. Treasury Obligations valued at $5,105,874, 1.50% - 2.75%, 11/15/22 - 8/15/26)	5,001,789	5,000,000
11/13/20 due 2/16/21 (Collateralized by U.S. Treasury Obligations valued at $2,044,261, 0.13%, 8/15/23)	2,000,739	2,000,000
11/17/20 due 2/17/21 (Collateralized by U.S. Treasury Obligations valued at $3,062,550, 1.50% - 1.75%, 7/15/22 - 8/15/26)	3,001,073	3,000,000
11/19/20 due 2/19/21 (Collateralized by U.S. Treasury Obligations valued at $10,235,786, 1.63% - 6.00%, 2/15/26)	10,003,578	10,000,000
11/23/20 due 2/23/21 (Collateralized by U.S. Treasury Obligations valued at $7,167,621, 1.63% - 6.00%, 2/15/26 - 9/30/26)	7,002,504	7,000,000
11/27/20 due 2/26/21 (Collateralized by U.S. Treasury Obligations valued at $5,115,920, 6.00%, 2/15/26)	5,001,769	5,000,000
12/30/20 due 3/30/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,022, 1.88%, 2/28/22)	2,000,700	2,000,000
0.15%, dated:
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $5,099,410, 2.13% - 6.00%, 6/30/21 - 2/15/26)	5,001,917	5,000,000
10/16/20 due 1/19/21 (Collateralized by U.S. Treasury Obligations valued at $5,112,208, 1.50% - 6.00%, 11/15/23 - 8/15/26)	5,001,979	5,000,000
12/30/20 due 3/30/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,022, 1.88%, 2/28/22)	2,000,750	2,000,000
12/31/20 due 3/31/21 (Collateralized by U.S. Treasury Obligations valued at $5,099,340, 2.00%, 11/30/22)	5,001,875	5,000,000
Mizuho Bank, Ltd. at 0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $5,108,947, 2.38%, 5/15/29)	5,000,039	5,000,000
MUFG Securities EMEA PLC at:
0.07%, dated 12/31/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $44,874,326, 1.38% - 2.25%, 4/30/21 - 5/15/25)	44,000,342	44,000,000
0.09%, dated 1/4/21 due 1/7/21(d)	19,000,190	19,000,000
0.1%, dated:
12/21/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $22,472,210, 0.50% - 1.13%, 5/31/27 - 8/15/40)	22,000,856	22,000,000
12/22/20 due 1/5/21 (Collateralized by U.S. Treasury Obligations valued at $24,482,023, 2.00% - 2.75%, 5/31/21 - 7/31/23)	24,000,933	24,000,000
12/23/20 due 1/5/21 (Collateralized by U.S. Treasury Obligations valued at $7,148,539, 1.50% - 1.63%, 5/15/26 - 8/15/26)	7,000,253	7,000,000
12/28/20 due:
1/6/21 (Collateralized by U.S. Treasury Obligations valued at $16,333,124, 0.38% - 2.13%, 7/31/23 - 9/30/27)	16,000,400	16,000,000
1/7/21 (Collateralized by U.S. Treasury Obligations valued at $37,744,364, 0.25% - 2.75%, 9/30/22 - 2/28/25)	37,001,028	37,000,000
0.11%, dated:
12/29/20 due 1/8/21 (Collateralized by U.S. Treasury Obligations valued at $14,284,353, 1.75% - 1.88%, 2/28/22 - 5/15/22)	14,000,428	14,000,000
12/30/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $5,101,322, 1.75%, 5/15/22)	5,000,076	5,000,000
Natixis SA at:
0.1%, dated:
11/19/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,201,398, 0.00% - 2.50%, 12/30/21 - 5/15/29)	10,001,694	10,000,000
11/25/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $21,431,657, 0.00% - 3.00%, 5/31/21 - 11/15/49)	21,002,975	21,000,000
12/7/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,200,887, 0.13% - 3.13%, 5/15/21 - 2/15/49)	10,000,861	10,000,000
0.11%, dated 11/16/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,853, 0.13% - 4.75%, 2/15/21 - 2/15/37)	5,000,917	5,000,000
Nomura Securities International, Inc. at 0.1%, dated 12/30/20 due 1/6/21 (Collateralized by U.S. Treasury Obligations valued at $13,260,185, 4.25% - 4.38%, 5/15/40 - 11/15/40)	13,000,253	13,000,000
Norinchukin Bank at 0.15%, dated:
10/6/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $8,162,928, 2.00%, 11/15/26)	8,003,100	8,000,000
10/7/20 due 1/8/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,484, 2.38%, 5/15/27)	4,001,550	4,000,000
10/13/20 due 1/13/21 (Collateralized by U.S. Treasury Obligations valued at $5,101,691, 1.50%, 8/15/26)	5,001,917	5,000,000
11/13/20 due 2/12/21 (Collateralized by U.S. Treasury Obligations valued at $5,101,129, 2.75%, 6/30/25)	5,001,896	5,000,000
11/18/20 due 2/18/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,930, 2.00%, 11/15/26)	5,001,917	5,000,000
11/19/20 due 2/19/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,799, 1.50%, 8/15/26)	4,001,533	4,000,000
11/20/20 due 2/22/21 (Collateralized by U.S. Treasury Obligations valued at $7,141,239, 1.50%, 8/15/26)	7,002,742	7,000,000
11/24/20 due 2/24/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,796, 2.75%, 6/30/25)	5,001,917	5,000,000
12/3/20 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $3,060,440, 1.50%, 8/15/26)	3,001,125	3,000,000
RBC Dominion Securities at:
0.09%, dated 12/2/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $8,173,023, 0.38% - 4.38%, 1/31/22 - 8/15/50)	8,000,660	8,000,000
0.1%, dated 12/28/20 due 1/4/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,187, 1.38% - 7.13%, 1/31/22 - 8/15/40)	5,000,097	5,000,000
Societe Generale at 0.08%, dated 12/31/20 due 1/7/21 (Collateralized by U.S. Treasury Obligations valued at $10,226,472, 0.25% - 8.13%, 4/30/21 - 11/15/49)	10,000,156	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $966,000,000)		966,000,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,239,441,700)		6,239,441,700
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(26,527,842)
NET ASSETS - 100%		$6,212,913,858

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$369,835,000 due 1/04/21 at 0.08%
BNY Mellon Capital Markets LLC	$30,224,000
Bank Of America, N.A.	32,127,000
BofA Securities, Inc	26,772,000
Citibank NA	8,924,000
Citigroup Global Markets, Inc.	22,310,000
Credit Agricole CIB New York Branch	2,231,000
HSBC Securities (USA), Inc.	4,462,000
Nomura Securities International	48,101,000
RBC Dominion Securities, Inc.	26,772,000
Sumitomo Mitsu Bk Corp Ny (DI)	118,161,000
Sumitomo Mitsui Bk Corp (REPO)	49,082,000
Wells Fargo Securities LLC	669,000
$369,835,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $1,624,835,000) — See accompanying schedule: Unaffiliated issuers (cost $6,239,441,700)		$6,239,441,700
Cash		918
Receivable for fund shares sold		28,737,793
Interest receivable		2,782,771
Prepaid expenses		7,200
Other receivables		54,646
Total assets		6,271,025,028
Liabilities
Payable for investments purchased	$43,993,423
Payable for fund shares redeemed	13,317,752
Distributions payable	2,167
Accrued management fee	627,445
Other affiliated payables	44,972
Other payables and accrued expenses	125,411
Total liabilities		58,111,170
Net Assets		$6,212,913,858
Net Assets consist of:
Paid in capital		$6,212,653,183
Total accumulated earnings (loss)		260,675
Net Assets		$6,212,913,858
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,255,440,390 ÷ 2,255,521,034 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,641,206,764 ÷ 1,641,209,306 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($221,427,824 ÷ 221,424,717 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,094,838,880 ÷ 2,094,307,009 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Interest		$31,577,854
Expenses
Management fee	$10,241,772
Transfer agent fees	4,927,760
Distribution and service plan fees	2,103,981
Accounting fees and expenses	543,473
Custodian fees and expenses	88,868
Independent trustees' fees and expenses	20,746
Audit	48,847
Legal	12,910
Interest	28,631
Miscellaneous	20,420
Total expenses before reductions	18,037,408
Expense reductions	(4,119,484)
Total expenses after reductions		13,917,924
Net investment income (loss)		17,659,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		72,133
Total net realized gain (loss)		72,133
Net increase in net assets resulting from operations		$17,732,063

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,659,930	$105,125,779
Net realized gain (loss)	72,133	15,927
Net increase in net assets resulting from operations	17,732,063	105,141,706
Distributions to shareholders	(17,640,857)	(105,152,089)
Share transactions - net increase (decrease)	690,608,448	179,101,881
Total increase (decrease) in net assets	690,699,654	179,091,498
Net Assets
Beginning of period	5,522,214,204	5,343,122,706
End of period	$6,212,913,858	$5,522,214,204

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.020	.016	.007	.002
Net realized and unrealized gain (loss)	–	–	–	–	–
Total from investment operations	.003	.020	.016	.007	.002
Distributions from net investment income	(.003)	(.020)	(.016)	(.007)	(.002)
Total distributions	(.003)	(.020)	(.016)	(.007)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.32%	2.02%	1.65%	.67%	.20%
Ratios to Average Net AssetsC
Expenses before reductions	.24%	.26%	.26%	.26%	.25%
Expenses net of fee waivers, if any	.20%	.26%	.26%	.26%	.25%
Expenses net of all reductions	.20%	.26%	.26%	.26%	.25%
Net investment income (loss)	.29%	1.99%	1.65%	.68%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,255,440	$2,182,100	$2,166,787	$1,310,275	$1,203,187

 A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.019	.015	.006	.001
Net realized and unrealized gain (loss)	–	–	–	–	–
Total from investment operations	.003	.019	.015	.006	.001
Distributions from net investment income	(.003)	(.019)	(.015)	(.006)	(.001)
Total distributions	(.003)	(.019)	(.015)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.28%	1.92%	1.55%	.57%	.10%
Ratios to Average Net AssetsC
Expenses before reductions	.34%	.36%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.23%	.36%	.36%	.36%	.35%
Expenses net of all reductions	.23%	.36%	.36%	.36%	.35%
Net investment income (loss)	.26%	1.89%	1.55%	.58%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,641,207	$1,179,143	$1,191,142	$1,025,081	$1,158,089

 A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.017	.014	.004	–A
Net realized and unrealized gain (loss)	–	–	–	–	–
Total from investment operations	.002	.017	.014	.004	–A
Distributions from net investment income	(.002)	(.017)	(.014)	(.004)	–A
Total distributions	(.002)	(.017)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.24%	1.76%	1.40%	.42%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.49%	.51%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.28%	.51%	.51%	.51%	.44%
Expenses net of all reductions	.28%	.51%	.51%	.51%	.44%
Net investment income (loss)	.21%	1.74%	1.40%	.43%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$221,428	$220,990	$220,358	$202,591	$222,987

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.020	.016	.006	.002
Net realized and unrealized gain (loss)	–	–	–	–	–
Total from investment operations	.003	.020	.016	.006	.002
Distributions from net investment income	(.003)	(.020)	(.016)	(.006)	(.002)
Total distributions	(.003)	(.020)	(.016)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	.31%	1.99%	1.63%	.65%	.18%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.28%	.28%	.28%	.27%
Expenses net of fee waivers, if any	.21%	.28%	.28%	.28%	.27%
Expenses net of all reductions	.21%	.28%	.28%	.28%	.27%
Net investment income (loss)	.28%	1.97%	1.62%	.65%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,094,839	$1,939,981	$1,764,836	$1,287,257	$1,241,922

 A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Government Money Market Portfolio	$54,646

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$6,239,441,700

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$305,789
Undistributed long-term capital gain	$8,994

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$17,640,857	$ 105,152,089

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities delivered. Information regarding securities delivered under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $8,031,855 and the weighted average interest rate was 1.26% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $3,749,374 or an annual rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .16% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,536,329
Service Class 2	567,652
$2,103,981

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$1,697,798.07
Service Class	1,044,704.07
Service Class 2	154,401.07
Investor Class	2,030,857.09
	$4,927,760

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Initial Class	$931,872
Service Class	1,609,677
Service Class 2	469,901
Investor Class	1,092,998

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,887.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,149.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$7,372,653	$43,645,773
Service Class	3,519,212	22,270,389
Service Class 2	526,658	3,900,525
Investor Class	6,222,334	35,335,402
Total	$17,640,857	$105,152,089

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Initial Class
Shares sold	2,039,607,272	1,556,350,970	$2,039,607,272	$1,556,350,970
Reinvestment of distributions	7,372,650	43,645,773	7,372,650	43,645,773
Shares redeemed	(1,973,665,661)	(1,584,662,915)	(1,973,665,661)	(1,584,662,915)
Net increase (decrease)	73,314,261	15,333,828	$73,314,261	$15,333,828
Service Class
Shares sold	1,784,372,922	1,145,541,728	$1,784,372,922	$1,145,541,728
Reinvestment of distributions	3,518,317	22,270,389	3,518,317	22,270,389
Shares redeemed	(1,325,842,669)	(1,179,795,203)	(1,325,842,669)	(1,179,795,203)
Net increase (decrease)	462,048,570	(11,983,086)	$462,048,570	$(11,983,086)
Service Class 2
Shares sold	161,048,740	113,971,218	$161,048,740	$113,971,218
Reinvestment of distributions	526,538	3,900,525	526,538	3,900,525
Shares redeemed	(161,139,855)	(117,237,342)	(161,139,855)	(117,237,342)
Net increase (decrease)	435,423	634,401	$435,423	$634,401
Investor Class
Shares sold	1,230,062,138	537,909,344	$1,230,062,138	$537,909,344
Reinvestment of distributions	6,219,791	35,335,047	6,219,791	35,335,047
Shares redeemed	(1,081,471,735)	(398,127,653)	(1,081,471,735)	(398,127,653)
Net increase (decrease)	154,810,194	175,116,738	$154,810,194	$175,116,738

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Government Money Market Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 9, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Government Money Market Portfolio
Initial Class	.16%
Actual		$1,000.00	$1,000.10	$.80**
Hypothetical-C		$1,000.00	$1,024.33	$.81**
Service Class	.16%
Actual		$1,000.00	$1,000.10	$.80**
Hypothetical-C		$1,000.00	$1,024.33	$.81**
Service Class 2.16%
Actual		$1,000.00	$1,000.10	$.80**
Hypothetical-C		$1,000.00	$1,024.33	$.81**
Investor Class	.16%
Actual		$1,000.00	$1,000.10	$.80**
Hypothetical-C		$1,000.00	$1,024.33	$.81**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
VIP Government Money Market Portfolio
Initial Class	.23%
Actual		$1.16
Hypothetical-(b)		$1.17
Service Class	.33%
Actual		$1.66
Hypothetical-(b)		$1.68
Service Class 2.48%
Actual		$2.41
Hypothetical-(b)		$2.44
Investor Class	.25%
Actual		$1.26
Hypothetical-(b)		$1.27

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $8,994, or, if subsequently determined to be different, the net capital gain of such year.

A total of 57.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

VIP Government Money Market Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board noted that the total expense ratio of Service Class 2 was above the competitive median for 2019 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of Service Class 2 is below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPMM-ANN-0221
1.701157.123

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	17.27%	10.12%	8.56%
Service Class	17.09%	10.00%	8.45%
Service Class 2	16.95%	9.82%	8.27%
Investor Class	17.19%	10.02%	8.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on Decemer 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,738	VIP Asset Manager: Growth Portfolio - Initial Class
$36,700	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 17%, outpacing the 15.01% return of the Fidelity Asset Manager 70% Composite Index℠. Strong security selection across the board – U.S. and international stocks, as well as investment-grade bonds – fueled performance versus the Composite benchmark. Overall asset allocation detracted from relative performance. Our domestic equity portfolio outperformed its benchmark, led by strong stock selection in health care, information technology and communication services. This positive outcome was partially offset by adverse positioning in the consumer discretionary sector. Our international developed-markets (DM) and emerging-markets (EM) portfolios also topped their respective benchmarks by sizable margins. Within DM, picks in continental Europe and Japan helped the most, followed by out-of-benchmark selections in the U.S. In EM, investment choices in China contributed the most by far, although out-of-benchmark picks in the U.S. also meaningfully helped. Within investment-grade bonds, sector positioning drove that portfolio's outperformance of its benchmark. An overweighting and security selection among corporate bonds issued by banks and, to a lesser extent, insurers, provided a major boost. Underweighted exposure to U.S. Treasuries and an out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS) also notably contributed. The fund’s overall equity allocation strategy worked against relative performance, hampered by a modest out-of-benchmark position in REITs (real estate investment trusts) and, to a smaller degree, commodity securities. REITs struggled along with other risk assets amid the market turmoil of the first quarter. This negative effect was partially offset by positive results from the fund's fixed-income positioning. Specifically, we underweighted investment-grade bonds and cash to facilitate out-of-benchmark allocations to long-term Treasuries, TIPS and international corporate credit, all of which added value. Looking ahead, we are cautiously optimistic, but believe continued fiscal and monetary stimulus is critical to supporting the economic recovery.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  In September 2020, Fidelity® VIP Asset Manager: Growth Portfolio changed the means by which it attains its U.S. equity exposure, from 10 individual Fidelity sector central funds to one consolidated, multisector portfolio (Fidelity® U.S. Equity Central Fund). This new, broad-based investment vehicle provides additional tax efficiencies and more flexibility for the sector specialists to express their convictions, advantages that should serve shareholders well.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Apple, Inc.	3.1
Microsoft Corp.	2.9
Amazon.com, Inc.	1.9
Alphabet, Inc. Class A	1.8
Facebook, Inc. Class A	1.0
Roche Holding AG (particiation certificate)	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
UnitedHealth Group, Inc.	0.6
Adobe, Inc.	0.6
Capital One Financial Corp.	0.6
13.8

Top Market Sectors as of December 31, 2020

(stocks only)	% of fund's net assets
Information Technology	17.5
Financials	9.8
Consumer Discretionary	9.3
Health Care	9.2
Industrials	7.1
Communication Services	6.8
Consumer Staples	5.0
Materials	2.7
Investment Companies	2.4
Real Estate	2.0

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stock Class and Equity Futures	76.6%
Bonds	20.6%
Short-Term Class	2.8%

 * Foreign investments - 28.5%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 2/25/21 to 4/1/21 (a)
(Cost $659,915)	660,000	659,929
	Shares	Value

Fixed-Income Funds - 21.8%
Fidelity Emerging Markets Debt Central Fund (b)	204,144	$1,912,830
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	10,356	1,121,798
Fidelity Floating Rate Central Fund (b)	18,055	1,788,349
Fidelity High Income Central Fund (b)	31,383	3,440,176
Fidelity Inflation-Protected Bond Index Central Fund (b)	73,310	8,001,088
Fidelity International Credit Central Fund (b)	27,610	2,878,568
Fidelity VIP Investment Grade Central Fund (b)	269,063	30,923,400
iShares 20+ Year Treasury Bond ETF	22,101	3,485,991
TOTAL FIXED-INCOME FUNDS
(Cost $48,942,276)		53,552,200

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.11% (c)
(Cost $344,046)	343,977	344,046

Equity Funds - 77.8%
Domestic Equity Funds - 54.7%
Fidelity Commodity Strategy Central Fund (b)	366,718	1,727,241
Fidelity Real Estate Equity Central Fund (b)	2,779	324,389
Fidelity U.S. Equity Central Fund (b)	1,121,466	129,899,414
Market Vectors Gold Miners ETF	61,271	2,206,981

TOTAL DOMESTIC EQUITY FUNDS		134,158,025

International Equity Funds - 23.1%
Fidelity Emerging Markets Equity Central Fund (b)	70,365	20,318,472
Fidelity International Equity Central Fund (b)	351,087	33,865,815
iShares MSCI Japan ETF	36,500	2,465,940

TOTAL INTERNATIONAL EQUITY FUNDS		56,650,227

TOTAL EQUITY FUNDS
(Cost $132,828,323)		190,808,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $182,774,560)		245,364,427
NET OTHER ASSETS (LIABILITIES) - 0.0%		(87,024)
NET ASSETS - 100%		$245,277,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	March 2021	$319,620	$4,948	$4,948
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	March 2021	10,121,760	(205,786)	(205,786)
TOTAL FUTURES CONTRACTS					$(200,838)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,413,685.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $659,929.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,466
Fidelity Commodity Strategy Central Fund	737
Fidelity Communication Services Central Fund	265,343
Fidelity Consumer Discretionary Central Fund	64,972
Fidelity Consumer Staples Central Fund	124,783
Fidelity Emerging Markets Debt Central Fund	94,333
Fidelity Emerging Markets Debt Local Currency Central Fund	14,625
Fidelity Emerging Markets Equity Central Fund	271,096
Fidelity Energy Central Fund	68,488
Fidelity Financials Central Fund	566,744
Fidelity Floating Rate Central Fund	48,757
Fidelity Health Care Central Fund	1,476,137
Fidelity High Income Central Fund	161,750
Fidelity Industrials Central Fund	104,499
Fidelity Inflation-Protected Bond Index Central Fund	133,385
Fidelity Information Technology Central Fund	2,920,006
Fidelity International Credit Central Fund	135,428
Fidelity International Equity Central Fund	442,161
Fidelity Materials Central Fund	24,047
Fidelity Money Market Central Fund	849
Fidelity Real Estate Equity Central Fund	15,116
Fidelity Securities Lending Cash Central Fund	1,262
Fidelity U.S. Equity Central Fund	1,039,153
Fidelity Utilities Central Fund	62,721
Fidelity VIP Investment Grade Central Fund	1,247,002
Total	$9,293,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$1,695,476	$67,711	$1,024	$98,452	$1,727,241	1.2
Fidelity Communication Services Central Fund	9,416,277	1,728,142	1,110,582	53,933	(1,418,955)	--	0.0
Fidelity Consumer Discretionary Central Fund	10,863,056	1,010,939	1,422,345	148,157	(3,047,174)	--	0.0
Fidelity Consumer Staples Central Fund	7,130,400	897,942	778,463	(27,136)	(150,577)	--	0.0
Fidelity Emerging Markets Debt Central Fund	2,032,872	200,586	299,106	(19,347)	(2,175)	1,912,830	0.1
Fidelity Emerging Markets Debt Local Currency Central Fund	--	1,036,624	--	--	85,174	1,121,798	0.7
Fidelity Emerging Markets Equity Central Fund	17,660,309	933,734	1,925,762	(51,300)	3,701,491	20,318,472	0.8
Fidelity Energy Central Fund	4,513,193	271,113	317,868	(208,513)	991,533	--	0.0
Fidelity Financials Central Fund	20,166,947	1,265,088	2,332,932	(74,503)	(3,182,271)	--	0.0
Fidelity Floating Rate Central Fund	1,049,184	904,051	138,976	(2,167)	(23,743)	1,788,349	0.1
Fidelity Health Care Central Fund	16,864,575	1,929,937	1,866,236	396,869	(5,492,387)	--	0.0
Fidelity High Income Central Fund	1,073,011	2,744,434	669,502	9,592	282,641	3,440,176	0.1
Fidelity Industrials Central Fund	10,435,241	530,003	1,243,779	23,325	(1,532,443)	--	0.0
Fidelity Inflation-Protected Bond Index Central Fund	10,554,824	1,141,544	4,312,432	143,663	473,489	8,001,088	0.6
Fidelity Information Technology Central Fund	27,161,288	3,742,144	3,646,295	762,527	(7,930,905)	--	0.0
Fidelity International Credit Central Fund	2,086,650	1,353,884	643,275	15,963	65,346	2,878,568	0.6
Fidelity International Equity Central Fund	26,155,752	7,407,573	4,157,876	38,288	4,422,078	33,865,815	1.0
Fidelity Materials Central Fund	2,523,399	439,842	394,784	(22,945)	125,342	--	0.0
Fidelity Real Estate Equity Central Fund	3,141,098	49,236	2,167,838	(531,320)	(166,787)	324,389	0.0
Fidelity U.S. Equity Central Fund	--	3,020,342	4,241,437	(1,861,936)	43,103,582	129,899,414	0.5
Fidelity Utilities Central Fund	3,644,535	217,429	413,381	(12,477)	(747,362)	--	0.0
Fidelity VIP Investment Grade Central Fund	32,122,153	5,860,460	8,696,077	151,786	1,485,078	30,923,400	0.4
	$208,594,764	$38,380,523	$40,846,657	$(1,066,517)	$31,139,427	$236,201,540

 (a) Excludes the value of securities received and delivered through merger transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$659,929	$--	$659,929	$--
Fixed-Income Funds	53,552,200	53,552,200	--	--
Money Market Funds	344,046	344,046	--	--
Equity Funds	190,808,252	190,808,252	--	--
Total Investments in Securities:	$245,364,427	$244,704,498	$659,929	$--
Derivative Instruments:
Assets
Futures Contracts	$4,948	$4,948	$--	$--
Total Assets	$4,948	$4,948	$--	$--
Liabilities
Futures Contracts	$(205,786)	$(205,786)	$--	$--
Total Liabilities	$(205,786)	$(205,786)	$--	$--
Total Derivative Instruments:	$(200,838)	$(200,838)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,948	$(205,786)
Total Equity Risk	4,948	(205,786)
Total Value of Derivatives	$4,948	$(205,786)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	9.2%
AAA,AA,A	2.5%
BBB	3.3%
BB	1.9%
B	1.4%
CCC,CC,C	0.6%
D	0.0%
Not Rated	1.5%
Equities	77.1%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.5%
Cayman Islands	2.9%
United Kingdom	2.8%
Japan	2.3%
Switzerland	2.1%
France	2.1%
Netherlands	2.0%
Germany	1.6%
Korea (South)	1.5%
Canada	1.4%
India	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,125,991)	$8,818,841
Fidelity Central Funds (cost $174,648,569)	236,545,586
Total Investment in Securities (cost $182,774,560)		$245,364,427
Cash		67
Receivable for investments sold		100,837
Receivable for fund shares sold		669,784
Dividends receivable		1,979
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		229
Total assets		246,137,352
Liabilities
Payable for investments purchased	$638,160
Payable for fund shares redeemed	9,136
Accrued management fee	106,132
Distribution and service plan fees payable	963
Payable for daily variation margin on futures contracts	69,000
Other affiliated payables	31,142
Other payables and accrued expenses	5,416
Total liabilities		859,949
Net Assets		$245,277,403
Net Assets consist of:
Paid in capital		$181,245,881
Total accumulated earnings (loss)		64,031,522
Net Assets		$245,277,403
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($106,148,190 ÷ 4,825,636 shares)		$22.00
Service Class:
Net Asset Value, offering price and redemption price per share ($3,363,124 ÷ 154,265 shares)		$21.80
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,358,868 ÷ 155,118 shares)		$21.65
Investor Class:
Net Asset Value, offering price and redemption price per share ($132,407,221 ÷ 6,060,574 shares)		$21.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends		$93,711
Interest		2,097
Income from Fidelity Central Funds (including $1,262 from security lending)		3,797,943
Total income		3,893,751
Expenses
Management fee	$1,157,004
Transfer agent fees	228,719
Distribution and service plan fees	10,472
Accounting fees	107,243
Custodian fees and expenses	1,644
Independent trustees' fees and expenses	704
Audit	51,161
Legal	6,588
Miscellaneous	1,272
Total expenses before reductions	1,564,807
Expense reductions	(896)
Total expenses after reductions		1,563,911
Net investment income (loss)		2,329,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,660
Fidelity Central Funds	(1,050,528)
Futures contracts	(2,344,164)
Capital gain distributions from Fidelity Central Funds	5,495,917
Total net realized gain (loss)		2,246,885
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(134,487)
Fidelity Central Funds	31,139,413
Assets and liabilities in foreign currencies	169
Futures contracts	(182,399)
Total change in net unrealized appreciation (depreciation)		30,822,696
Net gain (loss)		33,069,581
Net increase (decrease) in net assets resulting from operations		$35,399,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,329,840	$3,300,516
Net realized gain (loss)	2,246,885	3,149,775
Change in net unrealized appreciation (depreciation)	30,822,696	37,397,571
Net increase (decrease) in net assets resulting from operations	35,399,421	43,847,862
Distributions to shareholders	(5,460,436)	(14,862,647)
Share transactions - net increase (decrease)	(12,069,893)	(588,981)
Total increase (decrease) in net assets	17,869,092	28,396,234
Net Assets
Beginning of period	227,408,311	199,012,077
End of period	$245,277,403	$227,408,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.76	$19.21	$18.81	$18.90
Income from Investment Operations
Net investment income (loss)A	.21	.28	.26	.25	.24
Net realized and unrealized gain (loss)	3.09	3.42	(1.69)	2.97	.20
Total from investment operations	3.30	3.70	(1.43)	3.22	.44
Distributions from net investment income	(.22)	(.29)	(.28)	(.24)	(.26)
Distributions from net realized gain	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.50)B	(1.26)	(1.02)	(2.82)	(.53)B
Net asset value, end of period	$22.00	$19.20	$16.76	$19.21	$18.81
Total ReturnC,D	17.27%	22.83%	(7.65)%	18.73%	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%	.68%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.67%	.68%	.68%	.69%	.71%
Expenses net of all reductions	.67%	.68%	.68%	.69%	.70%
Net investment income (loss)	1.12%	1.58%	1.40%	1.32%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$106,148	$99,971	$89,477	$106,903	$99,882
Portfolio turnover rateG	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.04	$16.63	$19.07	$18.68	$18.79
Income from Investment Operations
Net investment income (loss)A	.19	.26	.24	.23	.22
Net realized and unrealized gain (loss)	3.05	3.39	(1.68)	2.96	.18
Total from investment operations	3.24	3.65	(1.44)	3.19	.40
Distributions from net investment income	(.20)	(.27)	(.26)	(.22)	(.25)
Distributions from net realized gain	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.48)B	(1.24)	(1.00)	(2.80)	(.51)
Net asset value, end of period	$21.80	$19.04	$16.63	$19.07	$18.68
Total ReturnC,D	17.09%	22.72%	(7.75)%	18.70%	2.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.78%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.79%	.81%
Expenses net of all reductions	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.02%	1.48%	1.30%	1.22%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$3,363	$3,009	$2,621	$3,018	$2,698
Portfolio turnover rateG	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.53	$18.95	$18.58	$18.70
Income from Investment Operations
Net investment income (loss)A	.16	.24	.21	.20	.19
Net realized and unrealized gain (loss)	3.03	3.36	(1.67)	2.94	.18
Total from investment operations	3.19	3.60	(1.46)	3.14	.37
Distributions from net investment income	(.17)	(.24)	(.22)	(.20)	(.23)
Distributions from net realized gain	(.27)	(.97)	(.74)	(2.57)	(.26)
Total distributions	(.45)B	(1.22)B	(.96)	(2.77)	(.49)
Net asset value, end of period	$21.65	$18.91	$16.53	$18.95	$18.58
Total ReturnC,D	16.95%	22.49%	(7.88)%	18.49%	2.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%	.93%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.92%	.93%	.93%	.94%	.96%
Expenses net of all reductions	.92%	.93%	.93%	.94%	.95%
Net investment income (loss)	.87%	1.33%	1.15%	1.07%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,359	$3,199	$2,904	$3,755	$3,425
Portfolio turnover rateG	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$16.66	$19.10	$18.71	$18.82
Income from Investment Operations
Net investment income (loss)A	.20	.27	.25	.23	.22
Net realized and unrealized gain (loss)	3.06	3.39	(1.69)	2.97	.18
Total from investment operations	3.26	3.66	(1.44)	3.20	.40
Distributions from net investment income	(.21)	(.28)	(.26)	(.23)	(.25)
Distributions from net realized gain	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.48)	(1.25)	(1.00)	(2.81)	(.51)
Net asset value, end of period	$21.85	$19.07	$16.66	$19.10	$18.71
Total ReturnB,C	17.19%	22.70%	(7.72)%	18.68%	2.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.76%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.77%	.79%
Expenses net of all reductions	.75%	.76%	.76%	.77%	.79%
Net investment income (loss)	1.04%	1.50%	1.32%	1.24%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$132,407	$121,229	$104,010	$116,417	$97,855
Portfolio turnover rateF	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund(a)	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(b),(c),(d)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.05%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities	.04%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) The Fidelity Equity Central Funds merged into Fidelity U.S. Equity Central Fund on September 18, 2020.

 (b) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

 (c) For Fidelity U.S. Equity Central Fund, Fund commenced operations on September 18, 2020.

 (d) For Fidelity Emerging Markets Debt Local Currency Central Fund, Fund commenced operations on September 23, 2020.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2020, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,215,950
Gross unrealized depreciation	(1,225,718)
Net unrealized appreciation (depreciation)	$62,990,232
Tax Cost	$182,374,195

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,861
Undistributed long-term capital gain	$1,450,654
Net unrealized appreciation (depreciation) on securities and other investments	$62,990,404

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$4,089,266	$ 3,696,617
Long-term Capital Gains	1,371,170	11,166,030
Total	$5,460,436	$ 14,862,647

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	50,530,981	58,947,128

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,943
Service Class 2	7,529
$10,472

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$60,720.06
Service Class	1,870.06
Service Class 2	1,913.06
Investor Class	164,216.14
	$228,719

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $283,181 and $0, respectively.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Asset Manager: Growth Portfolio	$505

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager: Growth Portfolio	$139	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $896.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$2,413,002	$6,588,499
Service Class	72,979	193,404
Service Class 2	69,972	211,636
Investor Class	2,904,483	7,869,108
Total	$5,460,436	$14,862,647

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Initial Class
Shares sold	95,855	88,245	$1,850,935	$1,585,026
Reinvestment of distributions	113,745	372,512	2,413,002	6,588,499
Shares redeemed	(590,642)	(593,287)	(11,300,119)	(10,626,407)
Net increase (decrease)	(381,042)	(132,530)	$(7,036,182)	$(2,452,882)
Service Class
Shares sold	2,931	3,819	$60,678	$67,537
Reinvestment of distributions	3,471	11,036	72,979	193,404
Shares redeemed	(10,186)	(14,474)	(193,366)	(260,577)
Net increase (decrease)	(3,784)	381	$(59,709)	$364
Service Class 2
Shares sold	6,605	13,781	$125,398	$243,776
Reinvestment of distributions	3,361	12,188	69,972	211,636
Shares redeemed	(24,016)	(32,496)	(452,650)	(579,318)
Net increase (decrease)	(14,050)	(6,527)	$(257,280)	$(123,906)
Investor Class
Shares sold	499,259	344,490	$9,393,039	$6,210,062
Reinvestment of distributions	137,918	448,003	2,904,483	7,869,108
Shares redeemed	(932,319)	(680,860)	(17,014,244)	(12,091,727)
Net increase (decrease)	(295,142)	111,633	$(4,716,722)	$1,987,443

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Asset Manager: Growth Portfolio
Initial Class	.67%
Actual		$1,000.00	$1,189.00	$3.69
Hypothetical-C		$1,000.00	$1,021.77	$3.40
Service Class	.77%
Actual		$1,000.00	$1,188.10	$4.24
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Service Class 2.92%
Actual		$1,000.00	$1,187.40	$5.06
Hypothetical-C		$1,000.00	$1,020.51	$4.67
Investor Class	.75%
Actual		$1,000.00	$1,188.50	$4.13
Hypothetical-C		$1,000.00	$1,021.37	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Asset Manager Growth Portfolio
Initial Class	02/12/21	02/12/21	$0.001	$0.133
Service Class	02/12/21	02/12/21	$0.000	$0.133
Service Class 2	02/12/21	02/12/21	$0.000	$0.132
Investor Class	02/12/21	02/12/21	$0.000	$0.133

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $1,462,271, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 1% and 36%; Service Class designates 1% and 38%; Service Class 2 designates 1% and 42%; and Investor Class designates 1% and 38%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Growth Portfolio
Initial Class	12/30/20	$0.0783	0.0080
Service Class	12/30/20	$0.0742	0.0080
Service Class 2	12/30/20	$0.0679	0.0080
Investor Class	12/30/20	$0.0750	0.0080

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAMG-ANN-0221
1.540207.123

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Annual Report

December 31, 2020

Note to Shareholders
VIP Investment Grade Bond Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Note to Shareholders
Fidelity® VIP Investment Grade Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	9.39%	5.43%	4.34%
Service Class	9.33%	5.35%	4.25%
Service Class 2	9.16%	5.18%	4.08%
Investor Class	9.33%	5.41%	4.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,299	VIP Investment Grade Bond Portfolio - Initial Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly in 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the outbreak and spread of COVID-19. The Bloomberg Barclays U.S. Aggregate Bond Index gained 7.51% for the year. Corporate bonds advanced early on, then plunged in February. At this time, spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the coronavirus pandemic and efforts to contain it threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads widened moderately in August and September, amid healthy issuance of new corporate bonds, then narrowed in the fourth quarter. Within the Bloomberg Barclays index, corporate bonds gained 9.89% for the year, topping the 8.00% advance of U.S. Treasuries. Securitized sectors, meanwhile, lagged the broader market. Outside the index, U.S. corporate high-yield bonds gained 7.11% and Treasury Inflation-Protected Securities (TIPS) rose 10.99%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  or 2020, the fund's share classes posted gains in the range of 9.2% to 9.4%, outpacing, net of fees, the 7.51% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Nearly all of the fund's assets remained invested in FidelityÒ VIP Investment Grade Central Fund, an investment-grade pool we manage. The fund also was invested in FidelityÒ Specialized High Income Central Fund, as well as individual securities and cash equivalents. Positioning among investment-grade corporate bonds, including our decision to add high-quality, longer longer-term bonds in this asset class beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result. We later reduced the fund's investment-grade corporate holdings based on our belief that some holdings had reached their full value. Underweighting U.S. Treasuries also boosted the fund's relative return, as did a non-benchmark position in Treasury Inflation-Protected Securities (TIPS). Spring additions of higher-quality sovereign debt and an allocation to high-yield securities also were helpful. In contrast, holding commercial mortgage-backed securities detracted. Exposure to collateralized loan obligations, as well certain bond and asset-backed securities tied to airline leases, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2020
U.S. Government and U.S. Government Agency Obligations	44.3%
AAA	4.5%
AA	1.7%
A	9.4%
BBB	22.5%
BB and Below	10.1%
Not Rated	1.8%
Short-Term Investments and Net Other Assets	5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Corporate Bonds	40.5%
U.S. Government and U.S. Government Agency Obligations	44.3%
Asset-Backed Securities	4.7%
CMOs and Other Mortgage Related Securities	2.6%
Municipal Bonds	1.0%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 11.5%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

VIP Investment Grade Bond Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.7%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,989,400	15,003,372
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds:
1.375% 8/15/50	$8,949,000	$8,361,722
1.625% 11/15/50	18,830,000	18,718,197
3% 2/15/47	10,205,000	13,318,322
U.S. Treasury Notes:
0.25% 7/31/25	19,690,000	19,628,469
0.875% 11/15/30	18,970,000	18,895,898

TOTAL U.S. TREASURY OBLIGATIONS		78,922,608

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $91,725,673)		93,925,980
	Shares	Value

Fixed-Income Funds - 97.3%
Fidelity Specialized High Income Central Fund (a)	2,421,112	$244,314,420
Fidelity VIP Investment Grade Central Fund (a)(b)	43,488,937	4,998,183,586
TOTAL FIXED-INCOME FUNDS
(Cost $4,817,150,858)		5,242,498,006

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.11% (c)
(Cost $55,052,421)	55,041,785	55,052,793
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,963,928,952)		5,391,476,779
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,465,805)
NET ASSETS - 100%		$5,390,010,974

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,861
Fidelity Securities Lending Cash Central Fund	4,335
Fidelity Specialized High Income Central Fund	12,957,931
Fidelity VIP Investment Grade Central Fund	183,340,393
Total	$196,514,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$231,564,896	$57,957,931	$50,000,000	$185,847	$4,605,746	$244,314,420	44.5%
Fidelity VIP Investment Grade Central Fund	4,224,609,743	823,340,393	282,005,025	(3,149,191)	235,387,666	4,998,183,586	70.2%
Total	$4,456,174,639	$881,298,324	$332,005,025	$(2,963,344)	$239,993,412	$5,242,498,006

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$93,925,980	$--	$93,925,980	$--
Fixed-Income Funds	5,242,498,006	5,242,498,006	--	--
Money Market Funds	55,052,793	55,052,793	--	--
Total Investments in Securities:	$5,391,476,779	$5,297,550,799	$93,925,980	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Cayman Islands	3.6%
United Kingdom	1.7%
Mexico	1.4%
Others (Individually Less Than 1%)	4.8%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $91,725,673)	$93,925,980
Fidelity Central Funds (cost $4,872,203,279)	5,297,550,799
Total Investment in Securities (cost $4,963,928,952)		$5,391,476,779
Receivable for fund shares sold		32,171,103
Interest receivable		285,503
Distributions receivable from Fidelity Central Funds		5,938
Prepaid expenses		5,164
Total assets		5,423,944,487
Liabilities
Payable for investments purchased	$30,000,000
Payable for fund shares redeemed	1,704,917
Accrued management fee	1,325,315
Distribution and service plan fees payable	455,514
Other affiliated payables	440,442
Other payables and accrued expenses	7,325
Total liabilities		33,933,513
Net Assets		$5,390,010,974
Net Assets consist of:
Paid in capital		$4,888,867,693
Total accumulated earnings (loss)		501,143,281
Net Assets		$5,390,010,974
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,322,750,383 ÷ 93,846,716 shares)		$14.09
Service Class:
Net Asset Value, offering price and redemption price per share ($692,786,935 ÷ 49,750,751 shares)		$13.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,935,644,709 ÷ 141,118,874 shares)		$13.72
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,438,828,947 ÷ 102,525,941 shares)		$14.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Interest		$1,271,428
Income from Fidelity Central Funds (including $4,335 from security lending)		134,742,802
Total income		136,014,230
Expenses
Management fee	$14,729,450
Transfer agent fees	3,772,312
Distribution and service plan fees	5,112,033
Accounting fees	1,168,079
Custodian fees and expenses	9,296
Independent trustees' fees and expenses	15,731
Registration fees	4,013
Audit	48,850
Legal	9,718
Miscellaneous	26,594
Total expenses before reductions	24,896,076
Expense reductions	(9,117)
Total expenses after reductions		24,886,959
Net investment income (loss)		111,127,271
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,561,549
Fidelity Central Funds	(2,962,679)
Capital gain distributions from Fidelity Central Funds	61,771,718
Total net realized gain (loss)		74,370,588
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,635,595)
Fidelity Central Funds	239,993,413
Total change in net unrealized appreciation (depreciation)		235,357,818
Net gain (loss)		309,728,406
Net increase (decrease) in net assets resulting from operations		$420,855,677

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,127,271	$119,250,418
Net realized gain (loss)	74,370,588	996,847
Change in net unrealized appreciation (depreciation)	235,357,818	256,365,827
Net increase (decrease) in net assets resulting from operations	420,855,677	376,613,092
Distributions to shareholders	(111,088,904)	(116,450,620)
Share transactions - net increase (decrease)	494,727,468	458,358,146
Total increase (decrease) in net assets	804,494,241	718,520,618
Net Assets
Beginning of period	4,585,516,733	3,866,996,115
End of period	$5,390,010,974	$4,585,516,733

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.34	$12.80	$12.64	$12.37
Income from Investment Operations
Net investment income (loss)A	.328	.382	.311	.325	.344
Net realized and unrealized gain (loss)	.903	.806	(.381)	.204	.240
Total from investment operations	1.231	1.188	(.070)	.529	.584
Distributions from net investment income	(.306)	(.358)	(.313)	(.312)	(.308)
Distributions from net realized gain	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.311)	(.358)	(.390)	(.369)	(.314)
Net asset value, end of period	$14.09	$13.17	$12.34	$12.80	$12.64
Total ReturnB,C	9.39%	9.67%	(.53)%	4.22%	4.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.39%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.39%	.40%	.40%	.41%	.41%
Net investment income (loss)	2.38%	2.93%	2.49%	2.53%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,322,750	$1,146,767	$928,285	$1,069,371	$1,023,875
Portfolio turnover rateF	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$12.20	$12.66	$12.50	$12.24
Income from Investment Operations
Net investment income (loss)A	.310	.364	.295	.309	.328
Net realized and unrealized gain (loss)	.899	.800	(.377)	.207	.236
Total from investment operations	1.209	1.164	(.082)	.516	.564
Distributions from net investment income	(.294)	(.344)	(.301)	(.299)	(.298)
Distributions from net realized gain	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.299)	(.344)	(.378)	(.356)	(.304)
Net asset value, end of period	$13.93	$13.02	$12.20	$12.66	$12.50
Total ReturnB,C	9.33%	9.58%	(.63)%	4.16%	4.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.28%	2.83%	2.39%	2.43%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$692,787	$582,182	$553,442	$587,652	$541,803
Portfolio turnover rateF	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$12.03	$12.49	$12.34	$12.09
Income from Investment Operations
Net investment income (loss)A	.285	.340	.272	.286	.304
Net realized and unrealized gain (loss)	.885	.787	(.372)	.203	.235
Total from investment operations	1.170	1.127	(.100)	.489	.539
Distributions from net investment income	(.275)	(.327)	(.283)	(.282)	(.283)
Distributions from net realized gain	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.280)	(.327)	(.360)	(.339)	(.289)
Net asset value, end of period	$13.72	$12.83	$12.03	$12.49	$12.34
Total ReturnB,C	9.16%	9.40%	(.79)%	3.99%	4.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.64%	.65%	.65%	.66%	.66%
Expenses net of all reductions	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	2.13%	2.68%	2.24%	2.28%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,935,645	$1,698,902	$1,505,566	$1,514,502	$1,310,808
Portfolio turnover rateF	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.29	$12.75	$12.59	$12.32
Income from Investment Operations
Net investment income (loss)A	.322	.376	.305	.319	.338
Net realized and unrealized gain (loss)	.896	.808	(.380)	.206	.243
Total from investment operations	1.218	1.184	(.075)	.525	.581
Distributions from net investment income	(.303)	(.354)	(.308)	(.308)	(.305)
Distributions from net realized gain	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.308)	(.354)	(.385)	(.365)	(.311)
Net asset value, end of period	$14.03	$13.12	$12.29	$12.75	$12.59
Total ReturnB,C	9.33%	9.67%	(.57)%	4.20%	4.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%	.43%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.43%	.43%	.44%	.44%	.45%
Expenses net of all reductions	.43%	.43%	.44%	.44%	.45%
Net investment income (loss)	2.34%	2.90%	2.46%	2.49%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,438,829	$1,157,666	$879,703	$1,030,725	$915,550
Portfolio turnover rateF	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,101,134
Gross unrealized depreciation	(4,328,735)
Net unrealized appreciation (depreciation)	$476,772,399
Tax Cost	$4,914,704,380

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$80,295,398
Capital loss carryforward	$(1,172,643)
Net unrealized appreciation (depreciation) on securities and other investments	$476,772,399

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(352,661)
Long-term	(819,982)
Total capital loss carryforward	$(1,172,643)

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$111,088,904	$ 116,450,620

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	881,298,324	332,005,025

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$629,537
Service Class 2	4,482,496
$5,112,033

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$812,948.07
Service Class	428,085.07
Service Class 2	1,219,239.07
Investor Class	1,312,040.10
	$3,772,312

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Investment Grade Bond Portfolio	$11,077

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Investment Grade Bond Portfolio	$470	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,116.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$28,048,946	$29,643,012
Service Class	14,160,911	15,321,484
Service Class 2	38,501,835	41,958,587
Investor Class	30,377,212	29,527,537
Total	$111,088,904	$116,450,620

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Initial Class
Shares sold	30,483,697	24,096,083	$422,064,639	$316,593,233
Reinvestment of distributions	2,022,440	2,271,170	28,048,946	29,643,012
Shares redeemed	(25,700,849)	(14,546,872)	(350,518,289)	(189,162,526)
Net increase (decrease)	6,805,288	11,820,381	$99,595,296	$157,073,719
Service Class
Shares sold	17,304,739	9,918,527	$233,371,592	$127,112,713
Reinvestment of distributions	1,033,506	1,189,053	14,160,911	15,321,484
Shares redeemed	(13,295,570)	(11,767,385)	(177,433,533)	(151,792,577)
Net increase (decrease)	5,042,675	(659,805)	$70,098,970	$(9,358,380)
Service Class 2
Shares sold	28,919,035	18,822,189	$386,078,627	$237,591,452
Reinvestment of distributions	2,852,841	3,300,601	38,501,835	41,958,587
Shares redeemed	(23,047,687)	(14,893,908)	(301,721,522)	(187,283,764)
Net increase (decrease)	8,724,189	7,228,882	$122,858,940	$92,266,275
Investor Class
Shares sold	28,051,409	19,947,576	$386,506,351	$260,600,681
Reinvestment of distributions	2,198,924	2,271,254	30,377,212	29,527,537
Shares redeemed	(15,954,766)	(5,559,657)	(214,709,301)	(71,751,686)
Net increase (decrease)	14,295,567	16,659,173	$202,174,262	$218,376,532

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 28% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

VIP Investment Grade Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

VIP Investment Grade Bond Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Investment Grade Bond Portfolio
Initial Class	.39%
Actual		$1,000.00	$1,031.10	$1.99
Hypothetical-C		$1,000.00	$1,023.18	$1.98
Service Class	.49%
Actual		$1,000.00	$1,031.50	$2.50
Hypothetical-C		$1,000.00	$1,022.67	$2.49
Service Class 2.64%
Actual		$1,000.00	$1,030.80	$3.27
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Investor Class	.42%
Actual		$1,000.00	$1,031.00	$2.14
Hypothetical-C		$1,000.00	$1,023.03	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

VIP Investment Grade Bond Portfolio

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investment Grade Bond Portfolio
Initial Class	02/05/21	02/05/21	$0.056	$0.152
Service Class	02/05/21	02/05/21	$0.053	$0.152
Service Class 2	02/05/21	02/05/21	$0.051	$0.152
Investor Class	02/05/21	02/05/21	$0.055	$0.152

A total of 9.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelityon which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower group fee rates as total “group assets” increase, and for higher group fee rates as total “group assets” decrease (“group assets” as defined in the management contract). FMR calculates the group fee rates based on a tiered asset “breakpoint” schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as “group assets” increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the terms of the funds’ various management fee structures, including the basic group fee and the terms of Fidelity’s voluntary expense limitation agreements; (vi) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity’s efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of December 31, 2020 which is a direct investment of VIP Investment Grade Bond Portfolio.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® VIP Investment Grade Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	9.87%	5.71%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,888	Fidelity VIP Investment Grade Central Fund
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity® VIP Investment Grade Central Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly in 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the outbreak and spread of COVID-19. The Bloomberg Barclays U.S. Aggregate Bond Index gained 7.51% for the year. Corporate bonds advanced early on, then plunged in February. At this time, spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the coronavirus pandemic and efforts to contain it threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads widened moderately in August and September, amid healthy issuance of new corporate bonds, then narrowed in the fourth quarter. Within the Bloomberg Barclays index, corporate bonds gained 9.89% for the year, topping the 8.00% advance of U.S. Treasuries. Securitized sectors, meanwhile, lagged the broader market. Outside the index, U.S. corporate high-yield bonds gained 7.11% and Treasury Inflation-Protected Securities (TIPS) rose 10.99%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For 2020, the fund gained 9.87% outpacing the 7.51% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add high-quality, longer-term investment-grade bonds beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result. Late in the year, we reduced the fund's investment-grade corporate holdings based on our belief that some had reached their full value. Overweighting investment-grade corporates, on average, went hand in hand with our decision to underweight U.S. Treasuries, which boosted the fund's relative return because they lagged comparable-duration corporates from March through year end. A non-benchmark position in Treasury Inflation-Protected Securities (TIPS) further aided the fund's the relative result. Adding higher-quality sovereign debt to the fund in the spring also contributed. In contrast, holding commercial mortgage-backed securities detracted. Exposure to collateralized loan obligations, as well as certain bonds and asset-backed securities tied to airline leases, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2020
U.S. Government and U.S. Government Agency Obligations	46.1%
AAA	4.9%
AA	1.7%
A	10.4%
BBB	23.6%
BB and Below	6.4%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	46.1%
Asset-Backed Securities	5.1%
CMOs and Other Mortgage Related Securities	2.8%
Municipal Bonds	1.0%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 11.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.55% 12/1/33 (a)	$14,944,000	$15,366,621
3.8% 12/1/57 (a)	15,250,000	15,838,685
4.3% 2/15/30	2,799,000	3,343,461
4.45% 4/1/24	480,000	535,982
4.75% 5/15/46	15,700,000	19,442,475
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	13,203,000	13,262,342
3% 3/22/27	1,295,000	1,433,958
4.862% 8/21/46	7,441,000	10,040,140
5.012% 4/15/49	289,000	400,212
		79,663,876
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	27,421,242
4.7% 3/23/50	7,268,000	10,247,885
		37,669,127
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,053,298
4.908% 7/23/25	3,860,000	4,484,746
5.375% 5/1/47	18,172,000	22,647,034
6.484% 10/23/45	2,744,000	3,888,206
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,310,159
4.65% 7/15/42	2,539,000	3,435,224
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,979,698
4.65% 5/15/50	9,399,000	11,736,001
Fox Corp.:
3.666% 1/25/22	721,000	746,173
4.03% 1/25/24	1,268,000	1,396,313
4.709% 1/25/29	1,835,000	2,225,415
5.476% 1/25/39	1,809,000	2,477,753
5.576% 1/25/49	1,201,000	1,752,742
Time Warner Cable LLC:
4% 9/1/21	7,363,000	7,467,484
4.5% 9/15/42	924,000	1,081,239
5.5% 9/1/41	1,700,000	2,181,450
5.875% 11/15/40	1,500,000	1,999,670
6.55% 5/1/37	20,209,000	27,711,570
7.3% 7/1/38	3,781,000	5,597,039
		112,171,214
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,946,680
3.875% 4/15/30 (a)	8,820,000	10,213,648
4.375% 4/15/40 (a)	1,316,000	1,606,007
4.5% 4/15/50 (a)	2,586,000	3,189,534
		21,955,869

TOTAL COMMUNICATION SERVICES		251,460,086

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
4.2% 3/1/21	5,411,000	5,424,306
4.25% 5/15/23	2,080,000	2,241,630
4.375% 9/25/21	15,702,000	16,125,874
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,908,835
3.125% 5/12/23 (a)	4,990,000	5,270,066
		34,970,711
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,198,317
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,932,149
3.6% 7/1/30	2,005,000	2,348,706
4.2% 4/1/50	1,015,000	1,302,565
		5,583,420
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	2,005,243
3% 11/19/24	4,395,000	4,758,083
		6,763,326
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	764,000	918,882
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,278,984
4% 4/15/30	5,311,000	6,288,759
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,746,373
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,417,129
TJX Companies, Inc. 3.75% 4/15/27	4,337,000	5,013,617
		19,663,744

TOTAL CONSUMER DISCRETIONARY		70,179,518

CONSUMER STAPLES - 3.0%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	11,642,542
4.9% 2/1/46	11,511,000	14,769,340
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,283,676
4.35% 6/1/40	3,527,000	4,321,768
4.5% 6/1/50	5,000,000	6,291,380
4.6% 6/1/60	3,700,000	4,724,025
4.75% 4/15/58	5,750,000	7,510,092
5.45% 1/23/39	4,690,000	6,332,058
5.55% 1/23/49	10,715,000	15,207,814
5.8% 1/23/59 (Reg. S)	11,321,000	17,394,766
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,174,355
5% 5/1/42	13,093,000	16,363,423
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,510,919
3.45% 3/25/30	3,470,000	4,087,968
		127,614,126
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,978,659
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	795,688
Tobacco - 1.2%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,840,678
4% 1/31/24	2,227,000	2,445,577
4.25% 8/9/42	5,531,000	6,172,513
4.5% 5/2/43	3,707,000	4,241,187
4.8% 2/14/29	5,504,000	6,599,931
5.375% 1/31/44	6,678,000	8,523,169
5.95% 2/14/49	3,700,000	5,175,635
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,008,435
4.25% 7/21/25 (a)	15,488,000	17,439,559
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,665,889
5.7% 8/15/35	1,215,000	1,534,531
5.85% 8/15/45	9,320,000	11,901,474
6.15% 9/15/43	4,000,000	5,168,556
7.25% 6/15/37	2,962,000	4,112,476
		85,829,610

TOTAL CONSUMER STAPLES		217,218,083

ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	151,000	169,315
4.85% 11/15/35	2,154,000	2,511,990
		2,681,305
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,386,284
5.85% 2/1/35	2,497,000	3,141,433
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	6,986,460
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,536,163
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,824,130
4.75% 9/30/21 (a)	3,739,000	3,795,085
5.6% 4/1/44	1,227,000	1,265,307
6.45% 11/3/36 (a)	2,477,000	2,650,390
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,897,319
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,351,614
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,472,899
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,059,553
4.25% 12/1/26	1,773,000	2,073,690
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,495,792
4.2% 9/15/23	1,186,000	1,278,218
4.25% 3/15/23	1,017,000	1,080,654
4.5% 4/15/24	1,262,000	1,380,027
4.95% 6/15/28	4,048,000	4,663,875
5% 5/15/50	5,176,000	5,596,471
5.25% 4/15/29	2,052,000	2,394,765
5.8% 6/15/38	2,257,000	2,590,023
6% 6/15/48	1,470,000	1,747,110
6.25% 4/15/49	1,409,000	1,701,879
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,435,825
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,640,803
Hess Corp.:
4.3% 4/1/27	870,000	958,812
7.125% 3/15/33	1,003,000	1,309,096
7.3% 8/15/31	1,341,000	1,753,596
7.875% 10/1/29	4,387,000	5,764,373
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,791,098
5% 10/1/21	1,517,000	1,549,764
6.55% 9/15/40	460,000	600,357
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	3,126,153
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,202,468
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	2,383,000	2,383,404
4.5% 7/15/23	1,975,000	2,151,005
4.8% 2/15/29	1,126,000	1,360,181
4.875% 12/1/24	2,736,000	3,139,283
5.5% 2/15/49	3,377,000	4,439,997
Occidental Petroleum Corp.:
2.9% 8/15/24	4,509,000	4,339,913
3.2% 8/15/26	607,000	567,545
3.5% 8/15/29	1,909,000	1,747,060
4.3% 8/15/39	278,000	233,840
4.4% 8/15/49	279,000	235,141
5.55% 3/15/26	5,174,000	5,401,346
6.2% 3/15/40	1,700,000	1,687,250
6.45% 9/15/36	4,602,000	4,818,294
6.6% 3/15/46	5,708,000	5,793,620
7.5% 5/1/31	7,680,000	8,563,200
Petrobras Global Finance BV:
5.093% 1/15/30	3,804,000	4,241,460
7.25% 3/17/44	24,245,000	31,268,473
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,317,340
5.95% 1/28/31	1,521,000	1,517,198
6.35% 2/12/48	13,200,000	11,859,375
6.49% 1/23/27	3,830,000	4,040,650
6.5% 3/13/27	4,830,000	5,103,813
6.5% 1/23/29	5,560,000	5,737,225
6.75% 9/21/47	12,105,000	11,348,438
6.84% 1/23/30	20,585,000	21,428,985
6.95% 1/28/60	7,879,000	7,395,623
7.69% 1/23/50	16,210,000	16,343,733
Phillips 66 Co.:
3.7% 4/6/23	476,000	509,757
3.85% 4/9/25	614,000	691,554
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,382,790
3.6% 11/1/24	1,389,000	1,480,110
3.65% 6/1/22	2,155,000	2,218,899
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,122,380
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	7,977,000	9,450,263
Southwestern Energy Co. 6.45% 1/23/25 (b)	2,509,000	2,609,360
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,519,428
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,628,511
3.7% 1/15/23	1,208,000	1,279,605
3.9% 1/15/25	1,216,000	1,348,010
4% 11/15/21	2,221,000	2,268,767
4.3% 3/4/24	5,449,000	6,010,234
4.5% 11/15/23	1,751,000	1,930,324
4.55% 6/24/24	13,337,000	14,926,660
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,139,031
3.95% 5/15/50	3,282,000	3,705,743
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,735,425
2.85% 4/15/25	957,000	1,019,050
Western Gas Partners LP:
3.95% 6/1/25	868,000	885,360
4.5% 3/1/28	2,000,000	2,073,000
4.65% 7/1/26	9,056,000	9,503,276
4.75% 8/15/28	1,155,000	1,201,200
		361,603,615

TOTAL ENERGY		364,284,920

FINANCIALS - 18.2%
Banks - 7.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	32,167,089
3.3% 1/11/23	4,342,000	4,603,191
3.419% 12/20/28 (b)	18,965,000	21,442,852
3.5% 4/19/26	5,024,000	5,692,504
3.864% 7/23/24 (b)	4,370,000	4,737,651
3.95% 4/21/25	4,125,000	4,649,859
4.2% 8/26/24	19,977,000	22,410,036
4.25% 10/22/26	4,261,000	4,996,957
4.45% 3/3/26	1,517,000	1,767,887
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,688,609
3.25% 1/12/21	4,610,000	4,612,488
4.375% 1/12/26	6,221,000	7,168,716
5.088% 6/20/30 (b)	7,347,000	8,809,214
5.2% 5/12/26	6,222,000	7,234,444
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,891,043
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,766,025
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,397,750
3.352% 4/24/25 (b)	4,959,000	5,390,486
3.875% 3/26/25	9,500,000	10,602,927
4.05% 7/30/22	1,800,000	1,903,369
4.3% 11/20/26	1,733,000	2,020,584
4.412% 3/31/31 (b)	10,622,000	12,871,351
4.45% 9/29/27	17,100,000	20,160,958
4.6% 3/9/26	2,195,000	2,572,662
5.5% 9/13/25	5,524,000	6,638,614
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,857,000	5,134,895
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,871,433
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,646,556
Discover Bank 4.2% 8/8/23	2,849,000	3,114,604
Fifth Third Bancorp 8.25% 3/1/38	4,319,000	7,304,432
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,427,447
4.95% 3/31/30	1,425,000	1,782,862
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,745,016
5.71% 1/15/26 (a)	9,864,000	11,287,417
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,733,545
3.797% 7/23/24 (b)	5,719,000	6,206,949
3.875% 9/10/24	43,751,000	48,981,134
4.125% 12/15/26	14,080,000	16,465,277
4.493% 3/24/31 (b)	12,800,000	15,737,505
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	9,044,611
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,501,923
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	5,046,020
5.125% 5/28/24	20,522,000	23,185,595
6% 12/19/23	10,433,000	11,921,871
6.1% 6/10/23	13,369,000	14,984,373
6.125% 12/15/22	8,239,000	9,060,717
Societe Generale 1.488% 12/14/26 (a)(b)	9,735,000	9,812,325
Synchrony Bank 3% 6/15/22	4,542,000	4,689,953
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,864,372
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,823,928
4.478% 4/4/31 (b)	14,300,000	17,473,456
5.013% 4/4/51 (b)	21,093,000	29,961,527
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,244,721
		518,251,730
Capital Markets - 5.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,158,340
4.25% 2/15/24	4,287,000	4,726,472
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,499,582
4.2% 6/10/24	8,906,000	9,612,008
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	11,131,163
3.75% 3/26/25	4,660,000	5,172,593
3.8% 6/9/23	8,582,000	9,242,158
3.869% 1/12/29 (a)(b)	4,020,000	4,551,174
4.194% 4/1/31 (a)(b)	9,619,000	11,308,240
4.55% 4/17/26	2,575,000	3,028,789
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,975,586
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,521,225
3.3% 11/16/22	9,310,000	9,708,473
5% 2/14/22	9,082,000	9,495,279
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,367,418
3.2% 2/23/23	7,150,000	7,554,422
3.691% 6/5/28 (b)	41,645,000	48,004,102
3.8% 3/15/30	15,490,000	18,217,067
4.25% 10/21/25	2,269,000	2,601,837
6.75% 10/1/37	2,246,000	3,432,959
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,683,915
3.75% 3/24/25	5,075,000	5,698,115
4.875% 2/15/24	2,240,000	2,521,981
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,438,158
3.125% 7/27/26	21,964,000	24,595,546
3.622% 4/1/31 (b)	10,036,000	11,654,366
3.625% 1/20/27	11,000,000	12,621,072
3.737% 4/24/24 (b)	5,000,000	5,379,621
4.431% 1/23/30 (b)	4,395,000	5,355,596
4.875% 11/1/22	7,751,000	8,350,149
5% 11/24/25	14,636,000	17,500,947
5.75% 1/25/21	3,512,000	3,522,480
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,543,072
State Street Corp. 2.825% 3/30/23 (b)	681,000	702,818
UBS Group AG 4.125% 9/24/25 (a)	5,261,000	6,022,888
		359,899,611
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,234,057
3.5% 5/26/22	348,000	359,997
3.5% 1/15/25	8,300,000	8,811,172
4.125% 7/3/23	4,192,000	4,489,400
4.45% 4/3/26	3,126,000	3,509,244
4.875% 1/16/24	5,015,000	5,473,283
6.5% 7/15/25	3,625,000	4,332,680
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,254,833
3.05% 6/5/23	9,631,000	10,154,320
5.125% 9/30/24	2,138,000	2,464,352
5.8% 5/1/25	5,237,000	6,217,529
8% 11/1/31	2,703,000	3,965,548
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,832,537
3.65% 5/11/27	13,479,000	15,431,638
3.8% 1/31/28	6,237,000	7,207,294
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,359,954
3.95% 11/6/24	2,847,000	3,160,927
4.1% 2/9/27	3,673,000	4,230,109
4.5% 1/30/26	4,686,000	5,412,712
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,497,386
5.085% 1/7/21	2,973,000	2,973,000
5.584% 3/18/24	6,246,000	6,737,248
5.596% 1/7/22	6,152,000	6,359,199
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,573,710
3.75% 8/15/21	2,203,000	2,234,522
3.95% 12/1/27	7,681,000	8,611,864
4.25% 8/15/24	2,218,000	2,450,332
4.375% 3/19/24	5,468,000	6,019,883
5.15% 3/19/29	8,400,000	10,123,272
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,197,161
		180,679,163
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,300,656
4.05% 7/1/30	5,065,000	5,810,451
4.125% 6/15/26	4,647,000	5,264,169
4.125% 5/15/29	5,051,000	5,807,534
Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,119,932
4.35% 4/20/28	4,250,000	5,022,611
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,652,875
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,762,753
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,400,272
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,080,656
		53,221,909
Insurance - 2.6%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,655,701
3.375% 4/7/30 (a)	7,358,000	8,243,213
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,789,876
3.3% 3/1/21	2,355,000	2,359,958
3.4% 6/30/30	11,900,000	13,626,713
3.75% 7/10/25	8,311,000	9,335,575
4.875% 6/1/22	3,597,000	3,816,173
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	10,557,527
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	5,026,902
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,841,101
4.75% 3/15/39	1,825,000	2,453,327
4.8% 7/15/21	2,278,000	2,309,362
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	6,399,773
MetLife, Inc. 4.55% 3/23/30	11,500,000	14,356,773
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.5836% 5/28/21 (a)(b)(c)	27,560,000	27,606,006
3% 1/10/23 (a)	2,636,000	2,778,797
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,550,641
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,560,835
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	7,227,897
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,995,644
Unum Group:
3.875% 11/5/25	4,860,000	5,383,944
4% 3/15/24	5,930,000	6,461,978
4% 6/15/29	4,410,000	4,957,780
4.5% 3/15/25	6,953,000	7,873,855
5.75% 8/15/42	7,278,000	8,827,173
		181,996,524

TOTAL FINANCIALS		1,294,048,937

HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	7,083,098
Health Care Providers & Services - 0.9%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,365,659
4.25% 12/15/27	5,745,000	6,089,700
4.625% 12/15/29	8,925,000	9,908,624
4.75% 1/15/25	4,565,000	4,684,740
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,583,505
4.375% 10/15/28	6,064,000	7,326,279
4.8% 8/15/38	3,776,000	4,913,570
4.9% 12/15/48	3,772,000	5,178,455
CVS Health Corp.:
3% 8/15/26	625,000	692,130
3.625% 4/1/27	1,795,000	2,041,883
3.7% 3/9/23	340,000	363,960
4.78% 3/25/38	5,967,000	7,529,573
HCA Holdings, Inc. 4.75% 5/1/23	215,000	234,459
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,485,346
6.015% 11/15/48	4,201,000	5,259,831
		65,657,714
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,986,207
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	1,003,000	1,025,568
5.272% 8/28/23 (b)	3,166,000	3,458,855
5.9% 8/28/28 (b)	1,334,000	1,574,120
Mylan NV 4.55% 4/15/28	4,000,000	4,753,268
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,659,000	2,693,659
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	936,653
2.8% 7/21/23	1,463,000	1,448,516
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	5,002,000	5,050,336
3.95% 6/15/26	2,549,000	2,915,720
Viatris, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,086,810
1.65% 6/22/25 (a)	983,000	1,015,823
2.7% 6/22/30 (a)	4,997,000	5,299,560
3.85% 6/22/40 (a)	2,177,000	2,453,822
4% 6/22/50 (a)	3,759,000	4,299,132
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,734,480
		46,732,529

TOTAL HEALTH CARE		119,473,341

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,568,016
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,461,495
5.15% 5/1/30	2,962,000	3,584,523
5.705% 5/1/40	3,000,000	3,879,337
5.805% 5/1/50	3,000,000	4,137,757
5.93% 5/1/60	2,960,000	4,191,478
		21,822,606
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,135,293
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,361,375
3% 9/15/23	877,000	921,973
3.375% 6/1/21	2,523,000	2,549,896
3.375% 7/1/25	6,445,000	6,929,567
3.75% 2/1/22	4,522,000	4,642,697
3.875% 4/1/21	3,180,000	3,195,964
3.875% 7/3/23	5,581,000	5,958,883
4.25% 2/1/24	5,740,000	6,228,433
4.25% 9/15/24	3,565,000	3,905,108
		35,693,896
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	2,088,000	2,204,954
4.25% 4/15/26 (a)	1,580,000	1,701,859
4.375% 5/1/26 (a)	2,546,000	2,757,338
5.25% 5/15/24 (a)	3,813,000	4,146,516
		10,810,667

TOTAL INDUSTRIALS		69,462,462

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,976,805
5.85% 7/15/25 (a)	1,294,000	1,554,125
6.02% 6/15/26 (a)	1,564,000	1,909,212
6.1% 7/15/27 (a)	2,376,000	2,952,260
6.2% 7/15/30 (a)	2,056,000	2,671,342
		14,063,744
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,314,528
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	5,858,000	6,458,135
3.6% 4/1/40	5,860,000	6,857,051
		13,315,186

TOTAL INFORMATION TECHNOLOGY		34,693,458

MATERIALS - 0.0%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,893,690
4.5% 8/1/47 (a)	1,720,000	2,107,538
		4,001,228
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,300,000
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,275,358
3.85% 2/1/23	4,708,000	5,008,456
4.5% 12/1/28	3,891,000	4,651,755
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,734,289
5% 7/1/25	3,156,000	3,599,596
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,250,579
3.75% 12/1/24	1,576,000	1,740,115
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,432,399
3.5% 8/1/26	1,366,000	1,546,553
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	646,670
3.5% 7/15/29	656,000	743,766
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	9,038,438
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,900,815
4.4% 6/15/24	1,441,000	1,567,401
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,348,000	3,516,889
3.625% 10/1/29	5,913,000	6,276,281
4.375% 8/1/23	6,023,000	6,513,343
4.5% 1/15/25	2,677,000	2,930,236
4.5% 4/1/27	16,195,000	18,219,641
4.75% 1/15/28	6,382,000	7,270,167
4.95% 4/1/24	1,354,000	1,473,816
5.25% 1/15/26	5,686,000	6,498,851
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,155,643
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,024,161
5% 12/15/23	737,000	790,363
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,380,294
4.75% 9/15/30	9,714,000	10,308,334
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,709,223
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,349,141
4.25% 2/1/26	2,954,000	3,188,786
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,867,159
4.625% 3/15/29	1,793,000	2,079,074
Ventas Realty LP:
3% 1/15/30	7,629,000	8,204,476
3.125% 6/15/23	1,289,000	1,361,850
3.5% 2/1/25	6,443,000	7,094,381
4% 3/1/28	2,243,000	2,557,761
4.125% 1/15/26	1,557,000	1,790,648
4.375% 2/1/45	763,000	850,413
4.75% 11/15/30	10,016,000	12,220,448
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	814,579
2.85% 12/15/32	980,000	1,024,058
3.4% 1/15/28	1,593,000	1,757,813
Weingarten Realty Investors 3.375% 10/15/22	812,000	837,644
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,944,189
3.85% 7/15/29	1,275,000	1,463,943
4% 2/1/25	5,360,000	5,921,014
		185,830,809
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,738,521
3.95% 11/15/27	4,613,000	4,928,332
4.1% 10/1/24	5,070,000	5,346,773
4.55% 10/1/29	5,842,000	6,562,042
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,926,045
4.5% 4/18/22	1,218,000	1,212,142
Post Apartment Homes LP 3.375% 12/1/22	790,000	824,186
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,300,665
3.75% 12/1/24	3,470,000	3,638,091
3.875% 12/1/23	1,792,000	1,861,148
		41,337,945

TOTAL REAL ESTATE		227,168,754

UTILITIES - 1.7%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,538,499
3.743% 5/1/26	13,180,000	14,582,974
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,959,602
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,365,650
5.9% 12/1/21 (a)	2,664,000	2,777,873
Entergy Corp. 2.8% 6/15/30	2,856,000	3,082,751
Eversource Energy 2.8% 5/1/23	5,110,000	5,361,305
Exelon Corp.:
4.05% 4/15/30	1,740,000	2,057,858
4.7% 4/15/50	775,000	1,028,784
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,384,951
7.375% 11/15/31	5,363,000	7,643,315
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,350,697
		59,134,259
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,307,460
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,190,805
		3,498,265
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,191,194
3.55% 6/15/26	1,891,000	2,124,721
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,364,190
3.95% 7/15/30 (a)	7,492,000	8,469,032
		21,149,137
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	12,432,000	14,073,728
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	904,807
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,405,347
Puget Energy, Inc.:
4.1% 6/15/30	3,363,000	3,800,681
6% 9/1/21	4,807,000	4,974,714
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	1,426,000	1,222,765
		34,382,042

TOTAL UTILITIES		118,163,703

TOTAL NONCONVERTIBLE BONDS
(Cost $2,462,445,507)		2,770,154,490

U.S. Government and Government Agency Obligations - 28.5%
U.S. Treasury Inflation-Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,064,050	$6,044,080
0.75% 2/15/45	37,413,728	48,299,661
1% 2/15/49	17,912,042	25,252,910
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,438,569	19,746,182
0.125% 10/15/24	62,887,873	67,442,379
0.125% 7/15/30	53,318,475	59,839,103
0.25% 1/15/25	7,475,648	8,068,426
0.25% 7/15/29	30,538,800	34,585,802
0.375% 1/15/27	17,743,057	19,805,718
0.375% 7/15/27	17,193,852	19,350,421
0.625% 1/15/26	71,392,539	79,709,681
0.75% 7/15/28	27,489,245	31,983,039
0.875% 1/15/29	27,861,875	32,756,919

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		452,884,321

U.S. Treasury Obligations - 22.1%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	38,175,044
1.375% 8/15/50 (d)	130,822,100	122,236,900
1.625% 11/15/50	219,052,000	217,751,379
3% 2/15/47	99,232,000	129,505,512
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	114,095,646
0.125% 12/15/23	25,459,000	25,427,176
0.25% 7/31/25	272,299,000	271,448,059
0.375% 12/31/25	29,651,000	29,667,216
0.625% 12/31/27	40,000,000	39,937,500
0.875% 11/15/30	102,317,000	101,917,324
1.625% 9/30/26	102,917,300	109,687,329
1.875% 3/31/22	14,649,000	14,969,447
2% 12/31/21	119,319,000	121,546,899
2.125% 3/31/24	60,434,000	64,201,682
2.125% 11/30/24	11,586,000	12,429,153
2.5% 1/31/24	77,300,000	82,810,644
2.5% 2/28/26	73,467,000	81,427,839

TOTAL U.S. TREASURY OBLIGATIONS		1,577,234,749

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,978,406,441)		2,030,119,070

U.S. Government Agency - Mortgage Securities - 19.0%
Fannie Mae - 8.5%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	11,230	11,730
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	11,321	11,901
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (b)(c)	151,282	158,835
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (b)(c)	74,720	78,295
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (b)(c)	8,533	8,957
12 month U.S. LIBOR + 1.770% 2.905% 5/1/36 (b)(c)	84,170	88,835
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	81,961	86,048
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (b)(c)	64,973	67,596
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	36,717	38,280
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	64,599	68,066
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	57,662	60,860
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41(b)(c)	31,594	32,823
12 month U.S. LIBOR + 1.940% 3.145% 9/1/36 (b)(c)	52,955	55,376
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	18,196	19,309
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	50,945	52,438
6 month U.S. LIBOR + 1.420% 2.314% 9/1/33 (b)(c)	124,618	128,684
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (b)(c)	5,811	6,025
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	9,278	9,651
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (b)(c)	125,998	132,523
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,347	6,685
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.636% 8/1/36 (b)(c)	219,331	231,667
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	15,367	16,136
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.339% 5/1/35 (b)(c)	21,361	22,475
2.5% 8/1/24 to 10/1/50	45,293,573	47,884,365
3% 8/1/27 to 7/1/50	212,170,348	225,439,447
3.5% 1/1/34 to 7/1/50	177,526,316	190,226,279
4% 11/1/31 to 11/1/49	69,830,481	76,444,433
4.5% 5/1/25 to 9/1/49	39,448,708	43,617,544
5% 12/1/22 to 11/1/44	10,797,972	12,307,998
6% 10/1/34 to 1/1/42	5,119,798	6,081,379
6.5% 12/1/23 to 8/1/36	931,480	1,088,732
7% 11/1/23 to 8/1/32	205,378	229,141
7.5% 9/1/22 to 11/1/31	185,083	211,440
8% 1/1/30 to 3/1/30	1,021	1,118
8.5% 3/1/25 to 6/1/25	263	291

TOTAL FANNIE MAE		604,925,362

Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (b)(c)	58,833	61,299
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (b)(c)	53,404	55,105
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	24,296	25,608
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	27,835	29,373
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	101,485	107,052
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	75,162	78,832
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	94,640	99,997
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (b)(c)	1,261	1,322
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	29,575	31,233
6 month U.S. LIBOR + 1.650% 1.945% 4/1/35 (b)(c)	84,299	87,712
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (b)(c)	11,847	12,482
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,030	8,439
2.5% 5/1/28 to 11/1/50	39,974,678	42,239,553
3% 6/1/31 to 6/1/50 (e)	47,835,218	51,169,358
3.5% 3/1/32 to 2/1/50	76,934,943	83,178,336
4% 5/1/37 to 6/1/48	48,402,304	53,075,157
4.5% 7/1/25 to 10/1/48	27,141,109	30,134,598
5% 1/1/35 to 6/1/41	2,044,509	2,354,786
6% 4/1/32 to 8/1/37	496,163	578,450
7.5% 5/1/26 to 11/1/31	23,441	27,247
8% 4/1/27 to 5/1/27	1,574	1,777
8.5% 5/1/27 to 1/1/28	3,330	3,744

TOTAL FREDDIE MAC		263,361,460

Ginnie Mae - 4.7%
3% 12/20/42 to 9/20/50	87,565,295	91,831,354
3.5% 12/20/40 to 8/20/50	59,970,406	64,784,157
4% 2/15/40 to 4/20/48	53,546,689	58,721,164
4.5% 5/15/39 to 6/20/47	21,888,045	24,196,235
5% 3/15/39 to 4/20/48	5,024,486	5,625,548
6.5% 4/15/35 to 11/15/35	61,687	73,045
7% 1/15/28 to 7/15/32	560,693	643,295
7.5% 4/15/22 to 10/15/28	125,069	139,724
8% 3/15/30 to 9/15/30	8,432	9,904
2.5% 1/1/51 (e)	12,950,000	13,710,126
2.5% 1/1/51 (e)	12,400,000	13,127,843
2.5% 1/1/51 (e)	12,700,000	13,445,452
2.5% 1/1/51 (e)	7,750,000	8,204,902
2.5% 1/1/51 (e)	6,900,000	7,305,009
2.5% 2/1/51 (e)	11,750,000	12,415,364
3% 1/1/51 (e)	4,050,000	4,234,658
3% 1/1/51 (e)	2,250,000	2,352,588
3% 1/1/51 (e)	700,000	731,916
3% 1/1/51 (e)	350,000	365,958
3% 1/1/51 (e)	3,250,000	3,398,182
3% 1/1/51 (e)	450,000	470,518
3% 2/1/51 (e)	450,000	470,799
3.5% 1/1/51 (e)	2,500,000	2,649,260
3.5% 1/1/51 (e)	2,250,000	2,384,334
3.5% 1/1/51 (e)	1,450,000	1,536,571
3.5% 1/1/51 (e)	1,450,000	1,536,571

TOTAL GINNIE MAE		334,364,477

Uniform Mortgage Backed Securities - 2.1%
2.5% 1/1/36 (e)	1,200,000	1,251,937
2.5% 1/1/36 (e)	1,900,000	1,982,234
2.5% 1/1/36 (e)	2,000,000	2,086,562
2.5% 1/1/51 (e)	5,900,000	6,221,502
2.5% 1/1/51 (e)	2,000,000	2,108,984
2.5% 2/1/51 (e)	750,000	789,492
3% 1/1/51 (e)	11,600,000	12,153,256
3% 1/1/51 (e)	11,350,000	11,891,333
3% 1/1/51 (e)	27,050,000	28,340,136
3% 1/1/51 (e)	12,650,000	13,253,335
3% 1/1/51 (e)	700,000	733,386
3% 1/1/51 (e)	3,100,000	3,247,853
3% 1/1/51 (e)	100,000	104,769
3% 1/1/51 (e)	13,950,000	14,615,338
3% 2/1/51 (e)	21,100,000	22,124,487
3% 2/1/51 (e)	27,550,000	28,887,660
3.5% 1/1/51 (e)	750,000	792,891
3.5% 1/1/51 (e)	750,000	792,891

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		151,378,046

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,318,705,747)		1,354,029,345

Asset-Backed Securities - 5.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,350,785
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,765,053	3,555,687
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,060,368	5,729,475
Class B, 4.458% 10/16/39 (a)	1,126,362	965,405
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	8,377,000	8,368,799
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	4,716,000	4,715,552
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 0% 1/17/32 (a)(b)(c)(e)	6,650,000	6,650,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	3,021,000	3,024,492
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,885,871	2,716,496
Class B, 4.335% 1/16/40 (a)	473,101	405,686
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	5,467,000	5,469,553
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(b)(c)	6,350,000	6,350,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	5,831,000	5,839,088
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	6,857,000	6,848,573
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	2,171,000	2,179,141
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	7,485,000	7,493,166
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/32 (a)(b)(c)(e)	6,750,000	6,750,000
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	2,958,000	2,961,381
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,448,534	7,098,710
Class AA, 2.487% 12/16/41 (a)(b)	1,293,396	1,248,909
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	6,492,000	6,464,824
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,434,977	5,168,630
Class B, 5.095% 4/15/39 (a)(f)	2,529,234	2,077,231
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,422,205	5,153,827
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	4,495,000	4,492,586
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	3,185,000	3,182,949
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	3,720,000	3,715,305
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	1,420,000	1,414,188
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	6,101,000	6,123,879
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 0% 1/20/34 (a)(b)(c)(e)	8,900,000	8,900,000
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,463,073	3,555,086
Class A2II, 4.03% 11/20/47 (a)	5,862,230	6,225,219
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	5,140,000	5,136,551
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	2,913,000	2,909,356
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	5,921,000	5,919,703
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)(e)	2,840,000	2,840,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	5,478,000	5,471,081
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	5,210,000	5,207,848
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	4,300,000	4,313,287
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	6,500,000	6,517,232
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	6,730,000	6,721,507
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	6,083,000	6,081,710
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	6,330,000	6,329,911
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,708,172	2,615,888
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,731,891	2,635,484
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(e)	3,200,000	3,200,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(b)(c)	4,688,000	4,671,442
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	2,547,000	2,544,045
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	6,816,000	6,811,065
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	6,840,000	6,849,932
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	2,954,000	2,957,379
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	5,650,000	5,643,305
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	9,042,000	9,052,344
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	6,512,000	6,465,244
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.913% 9/25/35 (b)(c)	45,612	45,663
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	6,261,000	6,259,911
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3951% 1/25/36 (b)(c)	458,674	458,893
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,734,180	4,464,616
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,868,280	4,669,400
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,519,365	5,343,352
Class B, 4.335% 3/15/40 (a)	521,805	424,798
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,601,888
1.884% 7/15/50 (a)	2,389,000	2,458,815
2.328% 7/15/52 (a)	1,826,000	1,840,457
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	7,886,807	8,023,202
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	3,860,000	3,855,148
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	4,342,000	4,319,118
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	8,753	8,050
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	6,012,737
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,727,093	7,365,743
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	6,307,000	6,300,504
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	6,885,000	6,905,559
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(c)	5,002,000	5,002,965
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	6,552,000	6,548,056
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	8,400,000	8,423,184
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	6,400,000	6,407,494
TOTAL ASSET-BACKED SECURITIES
(Cost $362,189,854)		359,828,489

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	2,921	2,812
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	106,844	114,923
Series 1999-57 Class PH, 6.5% 12/25/29	140,625	161,607
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	184,452	184,865
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2812% 6/16/37 (b)(h)	15,686	29,921
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	20,631	20,619

TOTAL U.S. GOVERNMENT AGENCY		511,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $457,037)		514,747

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	5,790,000	5,795,299
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,898,520
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	810,651
Class CNM, 3.7186% 11/5/32 (a)(b)	358,000	322,113
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,609,000	5,315,658
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	728,442
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,620,871
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,485,027
Series 2019-B14 Class A5, 3.0486% 12/15/62	2,997,000	3,365,188
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	11,256,790
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/28 (a)(b)(c)	3,518,000	3,517,997
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.159% 12/15/36 (a)(b)(c)	3,525,773	3,525,772
Class C, 1 month U.S. LIBOR + 1.120% 1.279% 12/15/36 (a)(b)(c)	2,812,426	2,801,848
Class D, 1 month U.S. LIBOR + 1.250% 1.409% 12/15/36 (a)(b)(c)	4,363,007	4,313,997
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.959% 12/15/36 (a)(b)(c)	9,667,152	9,670,150
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.159% 11/15/32 (a)(b)(c)	5,117,000	5,125,205
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7836% 9/15/37 (a)(b)(c)	1,924,568	1,474,142
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.059% 11/15/35 (a)(b)(c)	1,117,900	1,116,557
Class F, 1 month U.S. LIBOR + 1.800% 1.959% 11/15/35 (a)(b)(c)	2,048,200	2,040,500
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.459% 4/15/34 (a)(b)(c)	3,284,000	3,152,211
Class C, 1 month U.S. LIBOR + 1.600% 1.759% 4/15/34 (a)(b)(c)	2,171,000	2,051,209
Class D, 1 month U.S. LIBOR + 1.900% 2.059% 4/15/34 (a)(b)(c)	2,279,000	2,130,389
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.239% 10/15/36 (a)(b)(c)	2,937,127	2,937,127
Class C, 1 month U.S. LIBOR + 1.250% 1.409% 10/15/36 (a)(b)(c)	3,692,768	3,683,504
Class D, 1 month U.S. LIBOR + 1.450% 1.609% 10/15/36 (a)(b)(c)	5,229,682	5,228,046
Class E, 1 month U.S. LIBOR + 1.800% 1.959% 10/15/36 (a)(b)(c)	7,348,514	7,293,240
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.759% 12/15/36 (a)(b)(c)	3,568,734	3,497,165
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.159% 4/15/34 (a)(b)(c)	5,400,000	5,264,560
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.279% 6/15/34 (a)(b)(c)	7,913,850	7,591,872
Class B, 1 month U.S. LIBOR + 1.500% 1.659% 6/15/34 (a)(b)(c)	1,558,276	1,482,079
Class C, 1 month U.S. LIBOR + 1.750% 1.909% 6/15/34 (a)(b)(c)	1,760,404	1,660,953
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,392,328
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.389% 5/15/36 (a)(b)(c)	3,291,000	3,290,012
Class C, 1 month U.S. LIBOR + 1.430% 1.589% 5/15/36 (a)(b)(c)	3,615,000	3,610,643
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,042,653
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,667,417
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,104,877
Class C, 4.782% 4/15/36 (a)(b)	760,000	714,729
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,281,209
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2786% 8/15/37 (a)(b)(c)	4,400,000	4,405,985
Class B, 1 month U.S. LIBOR + 1.350% 1.5086% 8/15/37 (a)(b)(c)	940,000	944,247
Class C, 1 month U.S. LIBOR + 1.600% 1.7586% 8/15/37 (a)(b)(c)	500,000	502,246
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	753,841
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,121,749
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,497,138
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.3086% 8/15/37 (a)(b)(c)	1,912,000	1,915,640
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	1,700,000	1,697,801
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.409% 8/15/33 (a)(b)(c)	4,160,105	3,987,272
Class C, 1 month U.S. LIBOR + 1.500% 1.659% 8/15/33 (a)(b)(c)	10,019,706	9,429,782
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,705,104
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,389,264
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,211,000	1,174,790
Class C, 3.1771% 11/10/36 (a)(b)	1,162,000	1,059,865
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,523,287	4,085,168
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.259% 3/15/36 (a)(b)(c)	5,621,000	5,412,008
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	4,250,000	4,405,474
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	370,000	384,804
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,650,372
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,316,367
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $197,415,519)		197,099,867

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,337,057
7.5% 4/1/34	5,055,000	8,424,966
7.55% 4/1/39	3,585,000	6,294,543
Series 2010, 6.65% 3/1/22	4,360,000	4,539,763
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	3,593,738
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,596,627
5.1% 6/1/33	4,805,000	5,171,189
Series 2010-1, 6.63% 2/1/35	12,290,000	14,080,039
Series 2010-3:
6.725% 4/1/35	9,480,000	10,946,746
7.35% 7/1/35	5,540,000	6,605,120
Series 2010-5, 6.2% 7/1/21	452,000	459,721
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,331,708
TOTAL MUNICIPAL SECURITIES
(Cost $67,035,854)		74,381,217

Foreign Government and Government Agency Obligations - 0.7%
Chilean Republic 2.45% 1/31/31	$5,775,000	$6,179,250
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,453,875
3.875% 4/16/50 (a)	5,700,000	6,923,719
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,394,125
3.25% 10/22/30 (a)	3,150,000	3,468,938
4.5% 4/22/60 (a)	2,400,000	3,012,000
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	4,027,353
3.75% 4/16/30 (a)	7,435,000	8,729,155
4.4% 4/16/50 (a)	7,110,000	9,243,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,181,241)		52,431,415

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,889,655)	5,900,000	6,112,636

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,941,804
3.35% 2/6/23	3,206,000	3,382,756
4.682% 8/9/28 (b)	2,761,000	2,934,943
KeyBank NA 6.95% 2/1/28	800,000	1,045,715
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,569,629
Regions Bank 6.45% 6/26/37	7,720,000	10,905,545
Synchrony Bank 3.65% 5/24/21	4,766,000	4,813,243
TOTAL BANK NOTES
(Cost $27,067,395)		31,593,635
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.11% (i)	503,369,198	$503,469,872
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	76,586,054	76,593,713
TOTAL MONEY MARKET FUNDS
(Cost $580,063,191)		580,063,585
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $7,044,857,441)		7,456,328,496
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(336,934,793)
NET ASSETS - 100%		$7,119,393,703

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 1/1/51	$(11,750,000)	$(12,439,690)
3% 1/1/51	(5,850,000)	(6,116,728)
3% 1/1/51	(3,250,000)	(3,398,182)
3% 1/1/51	(450,000)	(470,518)
3% 1/1/51	(450,000)	(470,518)
3.5% 1/1/51	(4,700,000)	(4,980,608)
3.5% 1/1/51	(1,450,000)	(1,536,571)
3.5% 1/1/51	(750,000)	(794,778)
3.5% 1/1/51	(750,000)	(794,778)

TOTAL GINNIE MAE		(31,002,371)

Uniform Mortgage Backed Securities
2.5% 1/1/36	(5,100,000)	(5,320,733)
2.5% 1/1/51	(2,000,000)	(2,108,984)
2.5% 1/1/51	(3,150,000)	(3,321,649)
2.5% 1/1/51	(2,000,000)	(2,108,984)
2.5% 1/1/51	(750,000)	(790,869)
3% 1/1/51	(900,000)	(942,925)
3% 1/1/51	(1,600,000)	(1,676,311)
3% 1/1/51	(1,500,000)	(1,571,542)
3% 1/1/51	(100,000)	(104,769)
3% 1/1/51	(700,000)	(733,386)
3% 1/1/51	(21,100,000)	(22,106,354)
3% 1/1/51	(700,000)	(733,386)
3% 1/1/51	(3,100,000)	(3,247,853)
3% 1/1/51	(100,000)	(104,769)
3% 1/1/51	(27,550,000)	(28,863,983)
3% 1/1/51	(13,950,000)	(14,615,338)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(88,351,835)

TOTAL TBA SALE COMMITMENTS
(Proceeds $119,131,522)		$(119,354,206)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $972,560,504 or 13.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$480,376
Fidelity Securities Lending Cash Central Fund	37,257
Total	$517,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $24,486,972. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $2,575,820,772 and $2,096,819,869, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,770,154,490	$--	$2,770,154,490	$--
U.S. Government and Government Agency Obligations	2,030,119,070	--	2,030,119,070	--
U.S. Government Agency - Mortgage Securities	1,354,029,345	--	1,354,029,345	--
Asset-Backed Securities	359,828,489	--	357,751,258	2,077,231
Collateralized Mortgage Obligations	514,747	--	514,747	--
Commercial Mortgage Securities	197,099,867	--	197,099,867	--
Municipal Securities	74,381,217	--	74,381,217	--
Foreign Government and Government Agency Obligations	52,431,415	--	52,431,415	--
Supranational Obligations	6,112,636	--	6,112,636	--
Bank Notes	31,593,635	--	31,593,635	--
Money Market Funds	580,063,585	580,063,585	--	--
Total Investments in Securities:	$7,456,328,496	$580,063,585	$6,874,187,680	$2,077,231
Other Financial Instruments:
TBA Sale Commitments	$(119,354,206)	$--	$(119,354,206)	$--
Total Other Financial Instruments:	$(119,354,206)	$--	$(119,354,206)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Cayman Islands	3.9%
United Kingdom	1.8%
Mexico	1.4%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value (including securities loaned of $75,016,583) — See accompanying schedule: Unaffiliated issuers (cost $6,464,794,250)	$6,876,264,911
Fidelity Central Funds (cost $580,063,191)	580,063,585
Total Investment in Securities (cost $7,044,857,441)		$7,456,328,496
Receivable for investments sold		5,834
Receivable for TBA sale commitments		119,131,522
Receivable for fund shares sold		30,109,974
Interest receivable		39,815,259
Distributions receivable from Fidelity Central Funds		61,605
Total assets		7,645,452,690
Liabilities
Payable for investments purchased
Regular delivery	$59,296,751
Delayed delivery	270,453,378
TBA sale commitments, at value	119,354,206
Payable for fund shares redeemed	323,170
Other payables and accrued expenses	37,769
Collateral on securities loaned	76,593,713
Total liabilities		526,058,987
Net Assets		$7,119,393,703
Net Assets consist of:
Paid in capital		$6,579,147,385
Total accumulated earnings (loss)		540,246,318
Net Assets		$7,119,393,703
Net Asset Value, offering price and redemption price per share ($7,119,393,703 ÷ 61,943,061 shares)		$114.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Interest (including $14,233 from security lending)		$171,756,751
Income from Fidelity Central Funds (including $37,257 from security lending)		517,633
Total income		172,274,384
Expenses
Custodian fees and expenses	$89,612
Independent trustees' fees and expenses	20,612
Total expenses before reductions	110,224
Expense reductions	(9,710)
Total expenses after reductions		100,514
Net investment income (loss)		172,173,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,491,584
Fidelity Central Funds	(18,003)
Total net realized gain (loss)		218,473,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	195,462,731
Delayed delivery commitments	(42,107)
Total change in net unrealized appreciation (depreciation)		195,420,624
Net gain (loss)		413,894,205
Net increase (decrease) in net assets resulting from operations		$586,068,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,173,870	$176,691,614
Net realized gain (loss)	218,473,581	27,551,736
Change in net unrealized appreciation (depreciation)	195,420,624	311,153,322
Net increase (decrease) in net assets resulting from operations	586,068,075	515,396,672
Distributions to shareholders	(259,592,182)	(182,277,023)
Share transactions
Proceeds from sales of shares	1,038,954,518	416,263,032
Reinvestment of distributions	259,592,182	182,255,282
Cost of shares redeemed	(520,108,672)	(186,295,111)
Net increase (decrease) in net assets resulting from share transactions	778,438,028	412,223,203
Total increase (decrease) in net assets	1,104,913,921	745,342,852
Net Assets
Beginning of period	6,014,479,782	5,269,136,930
End of period	$7,119,393,703	$6,014,479,782
Other Information
Shares
Sold	9,164,163	3,860,591
Issued in reinvestment of distributions	2,283,601	1,708,468
Redeemed	(4,783,334)	(1,794,147)
Net increase (decrease)	6,664,430	3,774,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$108.80	$102.31	$105.26	$104.18	$103.71
Income from Investment Operations
Net investment income (loss)A	3.026	3.371	3.163	2.887	3.167
Net realized and unrealized gain (loss)	7.583	6.606	(3.209)	1.693	1.659
Total from investment operations	10.609	9.977	(.046)	4.580	4.826
Distributions from net investment income	(3.070)	(3.487)	(2.904)	(2.985)	(3.096)
Distributions from net realized gain	(1.409)	–	–	(.515)	(1.260)
Total distributions	(4.479)	(3.487)	(2.904)	(3.500)	(4.356)
Net asset value, end of period	$114.93	$108.80	$102.31	$105.26	$104.18
Total ReturnB	9.87%	9.87%	(.01)%	4.46%	4.70%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.68%	3.16%	3.09%	2.75%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,119,394	$6,014,480	$5,269,137	$5,605,082	$4,865,507
Portfolio turnover rateF	169%	146%	92%	110%	162%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$455,428,005
Gross unrealized depreciation	(38,036,493)
Net unrealized appreciation (depreciation)	$417,391,512
Tax Cost	$7,038,714,300

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$67,382
Undistributed long-term capital gain	$126,481,664
Net unrealized appreciation (depreciation) on securities and other investments	$417,391,512

The Fund intends to elect to defer to its next fiscal year $3,694,241 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$259,592,182	$ 182,277,023

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	5,253,487,501	4,629,429,051

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income and as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$4,044	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,710.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.1%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	24.2%
VIP Investment Grade Bond Portfolio	70.2%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® VIP Investment Grade Central Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Fidelity® VIP Investment Grade Central Fund

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity VIP Investment Grade Central Fund	.0016%
Actual		$1,000.00	$1,032.50	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Fidelity® VIP Investment Grade Central Fund

Distributions (Unaudited)

The Board of Trustees of Fidelity VIP Investment Grade Central Fund voted to pay on February 5, 2021, to shareholders of record at the opening of business on February 5, 2021, a distribution of $1.974 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $126,481,664, or, if subsequently determined to be different, the net capital gain of such year.

A total of 10.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPIGB-ANN-0221
1.540025.123

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	14.87%	8.62%	7.35%
Service Class	14.74%	8.51%	7.23%
Service Class 2	14.54%	8.34%	7.07%
Investor Class	14.77%	8.53%	7.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,322	VIP Asset Manager Portfolio - Initial Class
$36,700	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 15%, outpacing the 12.71% return of the Fidelity Asset Manager 50% Composite Index℠. Strong security selection across the board – U.S. and international stocks, as well as investment-grade bonds – fueled performance versus the Composite benchmark. Overall asset allocation detracted from relative performance. Our domestic equity portfolio outperformed its benchmark, led by strong stock selection in health care, information technology and communication services. This positive outcome was partially offset by adverse positioning in the consumer discretionary sector. Our international developed-markets (DM) and emerging-markets (EM) portfolios also topped their respective benchmarks by sizable margins. Within DM, picks in continental Europe and Japan helped the most, followed by out-of-benchmark selections in the U.S. In EM, investment choices in China contributed the most by far, although out-of-benchmark picks in the U.S. also meaningfully helped. Within investment-grade bonds, sector positioning drove that portfolio's outperformance of its benchmark. An overweighting and security selection among corporate bonds issued by banks and, to a lesser extent, insurers, provided a major boost. Underweighted exposure to U.S. Treasuries and an out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS) also notably contributed. The fund’s overall equity allocation worked against relative performance, hampered by a modest out-of-benchmark position in REITs (real estate investment trusts). REITs struggled along with other risk assets amid the market turmoil of the first quarter. This negative effect was offset by positive results from fixed-income positioning. We underweighted investment-grade bonds and cash to facilitate out-of-benchmark allocations to long-term Treasuries, TIPS and international corporate credit, all of which added value. Looking ahead, we are cautiously optimistic, but believe continued fiscal and monetary stimulus is critical to supporting the economic recovery.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  In September 2020, Fidelity® VIP Asset Manager Portfolio changed the means by which it attains its U.S. equity exposure, from 10 individual Fidelity sector central funds to one consolidated, multisector portfolio (Fidelity® U.S. Equity Central Fund). This new, broad-based investment vehicle provides additional tax efficiencies and more flexibility for the sector specialists to express their convictions, advantages that should serve shareholders well.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of December 31, 2020

% of fund's net assets
Apple, Inc.	2.3
Microsoft Corp.	2.2
Amazon.com, Inc.	1.4
Alphabet, Inc. Class A	1.3
Facebook, Inc. Class A	0.8
8.0

Top Five Bond Issuers as of December 31, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.2
Fannie Mae	2.6
Ginnie Mae	1.4
Freddie Mac	1.1
Morgan Stanley	0.5
18.8

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Financials	13.8
Information Technology	13.6
Consumer Discretionary	7.8
Health Care	7.5
Communication Services	6.8

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stock Class and Equity Futures	56.7%
Bonds	39.5%
Short-Term Class	3.8%

 * Foreign investments - 24.7%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 2/25/21 to 4/1/21 (a)
(Cost $3,569,542)	3,570,000	3,569,603
	Shares	Value

Fixed-Income Funds - 41.8%
Fidelity Emerging Markets Debt Central Fund (b)	1,060,015	$9,932,336
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	51,184	5,544,231
Fidelity Floating Rate Central Fund (b)	86,462	8,564,031
Fidelity High Income Central Fund (b)	160,846	17,631,951
Fidelity Inflation-Protected Bond Index Central Fund (b)	463,410	50,576,543
Fidelity International Credit Central Fund (b)	141,192	14,720,662
Fidelity VIP Investment Grade Central Fund (b)	3,178,743	365,332,953
iShares 20+ Year Treasury Bond ETF (c)	106,460	16,791,936
TOTAL FIXED-INCOME FUNDS
(Cost $448,032,939)		489,094,643

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.11% (d)	1,740,877	1,741,225
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	22,734,827	22,737,100
TOTAL MONEY MARKET FUNDS
(Cost $24,478,325)		24,478,325

Equity Funds - 57.8%
Domestic Equity Funds - 40.0%
Fidelity Real Estate Equity Central Fund (b)	13,786	1,609,363
Fidelity U.S. Equity Central Fund (b)	4,018,248	465,433,625

TOTAL DOMESTIC EQUITY FUNDS		467,042,988

International Equity Funds - 17.8%
Fidelity Emerging Markets Equity Central Fund (b)	283,823	81,956,840
Fidelity International Equity Central Fund (b)	1,186,019	114,403,396
iShares MSCI Japan ETF (c)	175,793	11,876,575

TOTAL INTERNATIONAL EQUITY FUNDS		208,236,811

TOTAL EQUITY FUNDS
(Cost $462,001,714)		675,279,799
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $938,082,520)		1,192,422,370
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(23,266,354)
NET ASSETS - 100%		$1,169,156,016

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	308	March 2021	$57,731,520	$(1,203,455)	$(1,203,455)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $33,093,504.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,569,603.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,189
Fidelity Communication Services Central Fund	965,368
Fidelity Consumer Discretionary Central Fund	232,337
Fidelity Consumer Staples Central Fund	444,738
Fidelity Emerging Markets Debt Central Fund	488,941
Fidelity Emerging Markets Debt Local Currency Central Fund	72,280
Fidelity Emerging Markets Equity Central Fund	1,090,259
Fidelity Energy Central Fund	246,746
Fidelity Financials Central Fund	2,046,377
Fidelity Floating Rate Central Fund	240,730
Fidelity Health Care Central Fund	5,368,412
Fidelity High Income Central Fund	819,984
Fidelity Industrials Central Fund	371,701
Fidelity Inflation-Protected Bond Index Central Fund	819,733
Fidelity Information Technology Central Fund	10,241,877
Fidelity International Credit Central Fund	692,231
Fidelity International Equity Central Fund	1,543,624
Fidelity Materials Central Fund	86,609
Fidelity Money Market Central Fund	111,213
Fidelity Real Estate Equity Central Fund	76,289
Fidelity Securities Lending Cash Central Fund	7,769
Fidelity U.S. Equity Central Fund	3,730,734
Fidelity Utilities Central Fund	226,873
Fidelity VIP Investment Grade Central Fund	13,953,968
Total	$43,982,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$32,747,886	$5,810,215	$2,277,368	$12,615	$(5,006,665)	$--	0.0
Fidelity Consumer Discretionary Central Fund	37,693,009	3,733,911	3,700,133	196,998	(10,581,095)	--	0.0
Fidelity Consumer Staples Central Fund	24,834,070	2,948,193	1,623,041	(28,082)	(503,036)	--	0.0
Fidelity Emerging Markets Debt Central Fund	10,461,973	690,645	1,115,976	(61,992)	(42,314)	9,932,336	0.4
Fidelity Emerging Markets Debt Local Currency Central Fund	--	5,123,280	--	--	420,951	5,544,231	3.4
Fidelity Emerging Markets Equity Central Fund	70,389,406	2,020,715	5,286,170	(115,700)	14,948,589	81,956,840	3.3
Fidelity Energy Central Fund	15,742,178	880,432	700,596	(177,898)	3,553,296	--	0.0
Fidelity Financials Central Fund	69,996,005	4,744,072	6,389,213	(265,741)	(11,042,680)	--	0.0
Fidelity Floating Rate Central Fund	5,165,538	4,016,468	488,824	(6,898)	(122,253)	8,564,031	0.5
Fidelity Health Care Central Fund	58,687,448	7,053,818	4,500,863	574,800	(19,156,806)	--	0.0
Fidelity High Income Central Fund	5,282,818	13,496,555	2,645,645	64,009	1,434,214	17,631,951	0.7
Fidelity Industrials Central Fund	36,172,208	1,934,462	3,236,791	140,465	(5,310,264)	--	0.0
Fidelity Inflation-Protected Bond Index Central Fund	54,097,453	4,205,251	11,122,527	279,940	3,116,426	50,576,543	3.8
Fidelity Information Technology Central Fund	94,559,041	16,444,604	12,412,915	3,033,427	(27,659,781)	--	0.0
Fidelity International Credit Central Fund	10,724,832	6,213,385	2,627,206	79,986	329,665	14,720,662	3.2
Fidelity International Equity Central Fund	96,091,057	14,947,282	10,686,386	694,683	13,356,760	114,403,396	3.2
Fidelity Materials Central Fund	8,820,843	1,565,131	1,162,794	(52,170)	445,236	--	0.0
Fidelity Real Estate Equity Central Fund	15,459,016	155,761	10,615,403	(2,562,818)	(827,193)	1,609,363	0.2
Fidelity U.S. Equity Central Fund	--	6,144,789	14,514,408	(9,045,494)	156,613,894	465,433,625	1.9
Fidelity Utilities Central Fund	12,748,581	810,114	1,148,437	(60,352)	(2,651,493)	--	0.0
Fidelity VIP Investment Grade Central Fund	337,592,156	61,935,874	52,212,945	337,746	17,680,122	365,332,953	5.1
	$997,265,518	$164,874,957	$148,467,641	$(6,962,476)	$128,995,573	$1,135,705,931

 (a) Excludes the value of securities received and delivered through merger transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,569,603	$--	$3,569,603	$--
Fixed-Income Funds	489,094,643	489,094,643	--	--
Money Market Funds	24,478,325	24,478,325	--	--
Equity Funds	675,279,799	675,279,799	--	--
Total Investments in Securities:	$1,192,422,370	$1,188,852,767	$3,569,603	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,203,455)	$(1,203,455)	$--	$--
Total Liabilities	$(1,203,455)	$(1,203,455)	$--	$--
Total Derivative Instruments:	$(1,203,455)	$(1,203,455)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,203,455)
Total Equity Risk	0	(1,203,455)
Total Value of Derivatives	$0	$(1,203,455)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	18.7%
AAA,AA,A	5.2%
BBB	7.9%
BB	3.2%
B	1.4%
CCC,CC,C	0.6%
D	0.0%
Not Rated	1.3%
Equities	58.0%
Short-Term Investments and Net Other Assets	3.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.3%
Cayman Islands	3.4%
United Kingdom	2.7%
Switzerland	1.9%
Netherlands	1.8%
Japan	1.7%
France	1.3%
Germany	1.2%
Korea (South)	1.2%
Canada	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value (including securities loaned of $22,327,791) — See accompanying schedule: Unaffiliated issuers (cost $29,676,132)	$32,238,114
Fidelity Central Funds (cost $908,406,388)	1,160,184,256
Total Investment in Securities (cost $938,082,520)		$1,192,422,370
Cash		7
Receivable for investments sold		897,870
Receivable for fund shares sold		173,069
Distributions receivable from Fidelity Central Funds		103
Prepaid expenses		1,133
Other receivables		23,614
Total assets		1,193,518,166
Liabilities
Payable for fund shares redeemed	$632,737
Accrued management fee	459,902
Distribution and service plan fees payable	4,556
Payable for daily variation margin on futures contracts	378,840
Other affiliated payables	117,470
Other payables and accrued expenses	31,545
Collateral on securities loaned	22,737,100
Total liabilities		24,362,150
Net Assets		$1,169,156,016
Net Assets consist of:
Paid in capital		$917,198,694
Total accumulated earnings (loss)		251,957,322
Net Assets		$1,169,156,016
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($889,472,991 ÷ 52,208,794 shares)		$17.04
Service Class:
Net Asset Value, offering price and redemption price per share ($5,108,241 ÷ 303,002 shares)		$16.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($19,942,680 ÷ 1,204,111 shares)		$16.56
Investor Class:
Net Asset Value, offering price and redemption price per share ($254,632,104 ÷ 15,057,957 shares)		$16.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends		$400,644
Interest		9,968
Income from Fidelity Central Funds (including $7,769 from security lending)		20,919,436
Total income		21,330,048
Expenses
Management fee	$5,129,373
Transfer agent fees	853,102
Distribution and service plan fees	51,288
Accounting fees	446,081
Custodian fees and expenses	1,966
Independent trustees' fees and expenses	3,453
Audit	54,783
Legal	8,167
Miscellaneous	6,400
Total expenses before reductions	6,554,613
Expense reductions	(4,359)
Total expenses after reductions		6,550,254
Net investment income (loss)		14,779,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,291,044
Fidelity Central Funds	(6,958,426)
Futures contracts	(9,543,836)
Capital gain distributions from Fidelity Central Funds	23,063,546
Total net realized gain (loss)		7,852,328
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(937,220)
Fidelity Central Funds	128,993,593
Futures contracts	(1,002,827)
Total change in net unrealized appreciation (depreciation)		127,053,546
Net gain (loss)		134,905,874
Net increase (decrease) in net assets resulting from operations		$149,685,668

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,779,794	$19,778,375
Net realized gain (loss)	7,852,328	13,934,879
Change in net unrealized appreciation (depreciation)	127,053,546	143,643,153
Net increase (decrease) in net assets resulting from operations	149,685,668	177,356,407
Distributions to shareholders	(30,027,237)	(63,324,107)
Share transactions - net increase (decrease)	(46,098,465)	(31,400,284)
Total increase (decrease) in net assets	73,559,966	82,632,016
Net Assets
Beginning of period	1,095,596,050	1,012,964,034
End of period	$1,169,156,016	$1,095,596,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$13.68	$15.23	$15.29	$15.76
Income from Investment Operations
Net investment income (loss)A	.22	.27	.24	.23	.24
Net realized and unrealized gain (loss)	2.03	2.16	(1.04)	1.76	.18
Total from investment operations	2.25	2.43	(.80)	1.99	.42
Distributions from net investment income	(.24)	(.27)	(.26)B	(.29)	(.23)
Distributions from net realized gain	(.21)	(.61)	(.49)B	(1.76)	(.66)
Total distributions	(.44)C	(.88)	(.75)	(2.05)	(.89)
Net asset value, end of period	$17.04	$15.23	$13.68	$15.23	$15.29
Total ReturnD,E	14.87%	18.25%	(5.35)%	14.03%	3.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%	.60%	.60%	.61%	.61%
Net investment income (loss)	1.41%	1.88%	1.64%	1.54%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$889,473	$843,000	$788,193	$937,508	$932,248
Portfolio turnover rateH	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$13.55	$15.09	$15.16	$15.64
Income from Investment Operations
Net investment income (loss)A	.20	.26	.23	.21	.22
Net realized and unrealized gain (loss)	2.01	2.13	(1.03)	1.75	.18
Total from investment operations	2.21	2.39	(.80)	1.96	.40
Distributions from net investment income	(.23)	(.25)	(.25)B	(.27)	(.22)
Distributions from net realized gain	(.21)	(.61)	(.49)B	(1.76)	(.66)
Total distributions	(.43)C	(.86)	(.74)	(2.03)	(.88)
Net asset value, end of period	$16.86	$15.08	$13.55	$15.09	$15.16
Total ReturnD,E	14.74%	18.16%	(5.44)%	13.94%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.69%	.70%	.70%	.71%	.71%
Expenses net of all reductions	.69%	.70%	.70%	.71%	.71%
Net investment income (loss)	1.31%	1.78%	1.54%	1.44%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,108	$3,923	$4,378	$5,004	$5,437
Portfolio turnover rateH	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$13.33	$14.86	$14.96	$15.45
Income from Investment Operations
Net investment income (loss)A	.17	.23	.20	.19	.20
Net realized and unrealized gain (loss)	1.97	2.11	(1.02)	1.71	.17
Total from investment operations	2.14	2.34	(.82)	1.90	.37
Distributions from net investment income	(.20)	(.23)	(.22)B	(.25)	(.20)
Distributions from net realized gain	(.21)	(.61)	(.49)B	(1.76)	(.66)
Total distributions	(.40)C	(.85)C	(.71)	(2.00)C	(.86)
Net asset value, end of period	$16.56	$14.82	$13.33	$14.86	$14.96
Total ReturnD,E	14.54%	18.01%	(5.61)%	13.74%	2.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.85%	.85%	.86%	.87%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.86%	.86%
Expenses net of all reductions	.84%	.85%	.85%	.86%	.86%
Net investment income (loss)	1.16%	1.63%	1.39%	1.29%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$19,943	$19,343	$18,211	$20,807	$21,651
Portfolio turnover rateH	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$13.59	$15.13	$15.20	$15.68
Income from Investment Operations
Net investment income (loss)A	.20	.26	.23	.22	.23
Net realized and unrealized gain (loss)	2.02	2.14	(1.03)	1.74	.17
Total from investment operations	2.22	2.40	(.80)	1.96	.40
Distributions from net investment income	(.23)	(.25)	(.25)B	(.28)	(.22)
Distributions from net realized gain	(.21)	(.61)	(.49)B	(1.76)	(.66)
Total distributions	(.43)C	(.87)C	(.74)	(2.03)C	(.88)
Net asset value, end of period	$16.91	$15.12	$13.59	$15.13	$15.20
Total ReturnD,E	14.77%	18.14%	(5.39)%	13.95%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.67%	.68%	.68%	.69%	.70%
Expenses net of all reductions	.67%	.68%	.68%	.69%	.69%
Net investment income (loss)	1.33%	1.80%	1.56%	1.46%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$254,632	$229,330	$202,182	$213,497	$182,324
Portfolio turnover rateH	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund(a)	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(b),(c),(d)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps Forward Foreign Currency Contracts	.01%
Fidelity U.S. Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities	.04%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) The Fidelity Equity Central Funds merged into Fidelity U.S. Equity Central Fund on September 18, 2020.

 (b) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

 (c) For Fidelity U.S. Equity Central Fund, Fund commenced operations on September 18, 2020.

 (d) For Fidelity Emerging Markets Debt Local Currency Central Fund, Fund commenced operations on September 23, 2020.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2020, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$23,614

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$264,214,199
Gross unrealized depreciation	(2,172,253)
Net unrealized appreciation (depreciation)	$262,041,946
Tax Cost	$930,380,424

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$142,778
Capital loss carryforward	$(995,515)
Net unrealized appreciation (depreciation) on securities and other investments	$262,041,946

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(995,515)
Total capital loss carryforward	$(995,515)

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$26,031,633	$ 20,023,804
Long-term Capital Gains	3,995,604	43,300,303
Total	$30,027,237	$ 63,324,107

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	204,263,711	207,897,016

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .48% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$3,932
Service Class 2	47,356
$51,288

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$519,635.06
Service Class	2,499.06
Service Class 2	12,037.06
Investor Class	318,931.14
	$853,102

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$25

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $1,358,112 and $0, respectively.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Asset Manager Portfolio	$2,477

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager Portfolio	$823	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $22.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,337.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$23,007,844	$49,207,361
Service Class	127,874	245,850
Service Class 2	488,100	1,116,038
Investor Class	6,403,419	12,754,858
Total	$30,027,237	$63,324,107

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Initial Class
Shares sold	1,304,784	1,202,995	$20,262,782	$17,542,999
Reinvestment of distributions	1,380,922	3,436,870	23,007,844	49,207,361
Shares redeemed	(5,825,344)	(6,918,465)	(88,982,044)	(100,380,867)
Net increase (decrease)	(3,139,638)	(2,278,600)	$(45,711,418)	$(33,630,507)
Service Class
Shares sold	146,389	24,778	$2,322,889	$357,927
Reinvestment of distributions	7,749	17,386	127,874	245,850
Shares redeemed	(111,308)	(105,091)	(1,599,194)	(1,506,313)
Net increase (decrease)	42,830	(62,927)	$851,569	$(902,536)
Service Class 2
Shares sold	159,896	109,934	$2,395,498	$1,557,635
Reinvestment of distributions	30,193	80,261	488,100	1,116,038
Shares redeemed	(291,218)	(250,775)	(4,396,065)	(3,520,975)
Net increase (decrease)	(101,129)	(60,580)	$(1,512,467)	$(847,302)
Investor Class
Shares sold	1,528,840	1,199,490	$23,661,477	$17,276,823
Reinvestment of distributions	387,134	896,737	6,403,419	12,754,858
Shares redeemed	(2,023,779)	(1,812,177)	(29,791,045)	(26,051,620)
Net increase (decrease)	(107,805)	284,050	$273,851	$3,980,061

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Asset Manager Portfolio
Initial Class	.59%
Actual		$1,000.00	$1,143.90	$3.18
Hypothetical-C		$1,000.00	$1,022.17	$3.00
Service Class	.69%
Actual		$1,000.00	$1,142.60	$3.72
Hypothetical-C		$1,000.00	$1,021.67	$3.51
Service Class 2.84%
Actual		$1,000.00	$1,142.10	$4.52
Hypothetical-C		$1,000.00	$1,020.91	$4.27
Investor Class	.67%
Actual		$1,000.00	$1,142.90	$3.61
Hypothetical-C		$1,000.00	$1,021.77	$3.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 4.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 0% and 21%; Service Class designates 0% and 22%; Service Class 2 designates 0% and 24%; and Investor Class designates 0% and 22%; of the dividends distributed in February and December respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Portfolio
Initial Class	12/30/20	$0.0448	$0.0045
Service Class	12/30/20	$0.0434	$0.0045
Service Class 2	12/30/20	$0.0398	$0.0045
Investor Class	12/30/20	$0.0434	$0.0045

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Asset Manager Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Asset Manager
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
73
73
71
70
70
71
72
70
70
69
50
50
49
49
49
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	8%	8%	8%	7%	10%
Funds	49	53	52	47	49
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAM-ANN-0221
1.540206.123

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	7.52%	6.27%	4.83%
Service Class	7.56%	6.20%	4.74%
Service Class 2	7.25%	6.02%	4.58%
Investor Class	7.51%	6.24%	4.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$16,025	VIP Strategic Income Portfolio - Initial Class
$15,036	Bloomberg Barclays U.S. Universal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Financial markets experienced a highly volatile and unpredictable year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in high yield bonds suffering a swift decline through March 23, followed by a historic rebound through year-end. Declared a pandemic on March 11, the crisis and containment efforts caused broad economic contraction, along with extreme uncertainty, volatility and dislocation in financial markets. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled the market surge, as did resilient corporate earnings and potential for a COVID-19 vaccine breakthrough. Against this backdrop, the Fidelity Strategic Income Composite Index℠ gained 6.63%. Within the index, high-yield bonds fared best, with the ICE BofA® U.S. High Yield Constrained Index, a proxy for the high-yield bond market, gaining 8.24%, as credit spreads narrowed from historically wide levels at the height of the pandemic in early 2020. U.S. government bonds, as measured by the Bloomberg Barclays U.S. Government Bond Index, rose 7.94%, compared with an advance of 4.87% for non-U.S. developed-markets debt, as measured by the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index (Hedged). Elsewhere, floating-rate bonds, as measured by the S&P/LSTA® Leveraged Performing Loan Index, were up 3.50% in 2020.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the year, the fund's share classes (excluding sales charges, if applicable) rose roughly 7% to 8%, outperforming the 6.63% gain of the Fidelity Strategic Income Composite Index. Favorable security selection was the main driver of the funds' relative outperformance, while asset allocation also contributed to a lesser extent. By far, security selection in the fund's high-yield bond subportfolio helped the most, while overweighting this outperforming asset class also added value. Much of the relative outperformance came from this subportfolio's out-of-benchmark equity allocation, as stocks notably outpaced corporate bonds during the year. In industry terms, security selection in the technology, telecommunications and gaming categories particularly helped, even as security selection and industry allocation in energy and air transportation hurt. Also contributing was security selection combined with a helpful overweighting in the fund's non-U.S. developed debt subportfolio. Here, defensive positioning contributed during the first-quarter sell-off in global financial markets, as did the manager's subsequent decision to tactically add back risk as asset prices recovered. Favorably timed asset class positioning in the fund's U.S. government bond subportfolio further helped. On the negative side, bond selection in the emerging-markets debt subportfolio detracted due to weak bond picks in Mexico and Ukraine, as well as an overweighting in the lagging Argentinian market. Security selection and an overweighting in the lagging floating-rate debt subportfolio also modestly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.8
German Federal Republic	4.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9
Ally Financial, Inc.	1.6
JPMorgan Chase & Co.	1.3
25.9

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Communication Services	10.2
Financials	9.8
Energy	8.8
Consumer Discretionary	6.3
Industrials	5.3

Quality Diversification (% of fund's net assets)

As of December 31, 2020
U.S. Government and U.S. Government Agency Obligations*	17.3%
AAA,AA,A	4.7%
BBB	7.0%
BB	18.1%
B	24.3%
CCC,CC,C	5.7%
Not Rated	8.4%
Equities	7.3%
Short-Term Investments and Net Other Assets	7.2%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2020*,**,***,†
Preferred Securities	4.9%
Corporate Bonds	38.6%
U.S. Government and U.S. Government Agency Obligations††	17.3%
Foreign Government & Government Agency Obligations	15.6%
Bank Loan Obligations	9.1%
Stocks	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	7.2%

 * Futures and Swaps - 3.6%

 ** Written options - (0.5)%

 *** Foreign investments - 28.6%

 † Foreign Currency Contracts - (9.0)%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Corporate Bonds - 38.3%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Forum Energy Technologies, Inc. 9% 8/4/25		$718,113	$459,592
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		175,000	175,000
15% 7/15/23 (b)(c)		99,538	99,538
			274,538
TOTAL ENERGY			734,130
Nonconvertible Bonds - 38.2%
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 2.4%
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	104,219
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		1,435,000	1,548,178
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	327,031
5.625% 9/15/28 (d)		260,000	272,025
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	233,034
Frontier Communications Corp.:
5% 5/1/28 (d)		1,165,000	1,214,513
5.875% 10/15/27 (d)		620,000	670,375
6.75% 5/1/29 (d)		745,000	797,150
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		350,000	356,563
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		450,000	470,250
5% 10/19/25 (d)		230,000	268,453
Qwest Corp. 7.25% 9/15/25		35,000	41,388
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,395,000	1,483,931
SFR Group SA:
5.5% 1/15/28 (d)		1,190,000	1,244,157
7.375% 5/1/26 (d)		5,100,000	5,367,750
8.125% 2/1/27 (d)		370,000	407,929
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	11,236,087
8.75% 3/15/32		3,506,000	5,551,313
Telecom Argentina SA 8.5% 8/6/25 (d)		140,000	130,769
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	485,428
Telefonica del Peru SA 7.375% 4/10/27 (d)	PEN	1,630,000	470,539
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	639,900
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,436,938
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,915,000	1,928,405
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	902,250
			37,588,575
Entertainment - 0.5%
Allen Media LLC 10.5% 2/15/28 (d)		595,000	617,313
Lions Gate Entertainment Corp. 5.875% 11/1/24 (d)		215,000	218,225
Netflix, Inc.:
4.375% 11/15/26		320,000	354,800
4.875% 4/15/28		1,465,000	1,652,081
5.375% 11/15/29 (d)		590,000	695,463
5.875% 11/15/28		3,265,000	3,913,919
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		585,000	581,527
			8,033,328
Interactive Media & Services - 0.1%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		335,000	340,943
Baidu.com, Inc.:
1.72% 4/9/26		285,000	288,580
2.375% 10/9/30		270,000	275,991
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		295,000	302,098
3.975% 4/11/29 (d)		180,000	204,919
			1,412,531
Media - 4.1%
Altice Financing SA 5% 1/15/28 (d)		2,250,000	2,305,429
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	422,300
Cable Onda SA 4.5% 1/30/30 (d)		515,000	568,109
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	1,059,129
4.5% 8/15/30 (d)		4,690,000	4,977,263
4.5% 5/1/32 (d)		665,000	710,034
4.75% 3/1/30 (d)		4,810,000	5,189,990
5% 2/1/28 (d)		4,665,000	4,933,238
5.125% 5/1/27 (d)		3,500,000	3,714,165
5.375% 6/1/29 (d)		4,800,000	5,262,000
5.5% 5/1/26 (d)		2,450,000	2,538,813
5.75% 2/15/26 (d)		1,030,000	1,062,806
5.875% 5/1/27 (d)		855,000	888,131
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	1,018,075
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	843,875
4.625% 12/1/30 (d)		1,430,000	1,492,563
5.375% 2/1/28 (d)		1,190,000	1,270,325
5.5% 5/15/26 (d)		2,555,000	2,657,200
5.75% 1/15/30 (d)		5,510,000	6,040,338
6.5% 2/1/29 (d)		1,320,000	1,490,346
7.5% 4/1/28 (d)		725,000	815,321
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		1,325,000	1,076,563
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		605,000	651,131
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,335,000	1,396,744
5.625% 7/15/27 (d)		1,275,000	1,365,844
Quebecor Media, Inc. 5.75% 1/15/23		790,000	853,200
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	510,469
6.5% 9/15/28 (d)		1,325,000	1,391,250
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		165,000	172,012
5.375% 1/15/31 (d)		315,000	331,256
Sirius XM Radio, Inc.:
5% 8/1/27 (d)		800,000	850,008
5.375% 7/15/26 (d)		620,000	646,350
Townsquare Media, Inc. 6.875% 2/1/26 (d)(e)		325,000	340,730
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,300,000	1,288,713
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	652,669
VTR Finance BV 6.375% 7/15/28 (d)		320,000	348,558
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	332,420
6% 1/15/27 (d)		635,000	671,049
Ziggo BV:
4.875% 1/15/30 (d)		430,000	452,038
5.5% 1/15/27 (d)		1,142,000	1,191,963
			63,782,417
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	965,252
Bharti Airtel International BV 5.35% 5/20/24 (d)		325,000	358,719
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	203,850
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		2,395,000	1,622,613
8% 2/15/24 (d)		1,285,000	1,315,519
8.5% 10/15/24 (d)(f)		1,150,000	822,250
9.75% 7/15/25 (d)(f)		1,950,000	1,404,000
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	696,600
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		315,000	360,084
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	217,000
Sprint Corp. 7.625% 3/1/26		540,000	670,245
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	400,832
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		410,000	422,300
7.25% 4/26/23 (d)		445,000	492,366
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		410,000	436,394
			10,388,024
TOTAL COMMUNICATION SERVICES			121,204,875
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	465,150
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(f)(g)		384,000	0
11% 10/31/24 pay-in-kind (c)(d)(f)(g)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (d)		945,000	987,525
			1,536,307
Automobiles - 0.0%
Tesla, Inc. 5.3% 8/15/25 (d)		80,000	83,400
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		710,000	736,625
Sotheby's 7.375% 10/15/27 (d)		295,000	316,019
			1,052,644
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		2,320,000	2,337,400
4.375% 1/15/28 (d)		560,000	576,800
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	261,563
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		2,520,000	2,683,800
8.125% 7/1/27 (d)		3,360,000	3,719,596
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	890,045
Carnival Corp.:
7.625% 3/1/26 (d)		500,000	544,745
9.875% 8/1/27 (d)		1,000,000	1,150,000
10.5% 2/1/26 (d)		730,000	850,450
11.5% 4/1/23 (d)		1,990,000	2,301,873
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,095
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		330,000	344,088
4% 5/1/31 (d)		500,000	527,555
4.875% 1/15/30		975,000	1,065,188
5.125% 5/1/26		925,000	955,063
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	460,415
MCE Finance Ltd.:
4.875% 6/6/25 (d)		1,832,000	1,887,913
5.25% 4/26/26 (d)		640,000	669,120
5.375% 12/4/29 (d)		435,000	451,616
5.75% 7/21/28 (d)		335,000	356,943
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	414,632
MGM Resorts International:
4.75% 10/15/28		665,000	712,794
6.75% 5/1/25		1,485,000	1,607,364
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		400,000	416,625
9.375% 5/21/21 (d)		625,000	634,961
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		390,000	410,963
12.25% 5/15/24 (d)		905,000	1,086,000
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	711,550
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		845,000	961,509
11.5% 6/1/25 (d)		1,230,000	1,434,488
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		545,000	591,666
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	405,650
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		595,000	581,897
13% 5/15/25 (d)		570,000	681,150
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	540,913
Wynn Macau Ltd.:
5.125% 12/15/29 (d)		890,000	908,913
5.5% 1/15/26 (d)		365,000	379,600
			34,668,943
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	418,669
LGI Homes, Inc. 6.875% 7/15/26 (d)		605,000	635,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	69,794
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	851,370
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	976,585
			2,951,668
Internet & Direct Marketing Retail - 0.3%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		440,000	455,400
JD.com, Inc. 3.375% 1/14/30		450,000	488,284
Meituan:
2.125% 10/28/25 (d)		395,000	401,387
3.05% 10/28/30 (d)		335,000	349,028
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	266,808
3.68% 1/21/30 (d)		205,000	222,553
4.027% 8/3/50 (d)		595,000	617,313
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,381,400
			5,182,173
Specialty Retail - 0.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	191,820
4.75% 3/1/30		184,000	197,340
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		200,000	212,500
L Brands, Inc.:
6.625% 10/1/30 (d)		330,000	364,650
6.75% 7/1/36		1,025,000	1,141,978
6.875% 11/1/35		335,000	376,038
7.5% 6/15/29		500,000	556,250
LBM Acquisition LLC 6.25% 1/15/29 (d)		270,000	280,889
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	477,825
			3,799,290
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(f)		200,000	9,438
TOTAL CONSUMER DISCRETIONARY			49,283,863
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (d)		325,000	344,297
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		525,000	530,250
4.625% 1/15/27 (d)		865,000	920,144
4.875% 2/15/30 (d)		4,920,000	5,421,250
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	508,689
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		525,000	589,313
Performance Food Group, Inc. 5.5% 10/15/27 (d)		475,000	501,125
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	701,575
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	486,497
			9,658,843
Food Products - 1.2%
Camposol SA 6% 2/3/27 (d)		225,000	236,742
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	380,625
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	431,300
JBS Investments II GmbH:
5.75% 1/15/28 (d)		575,000	615,256
7% 1/15/26 (d)		760,000	820,572
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		1,275,000	1,316,438
6.75% 2/15/28 (d)		925,000	1,039,238
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,246,405
6.5% 4/15/29 (d)		1,550,000	1,805,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		425,000	443,063
4.875% 11/1/26 (d)		430,000	449,479
MHP SA 7.75% 5/10/24 (d)		345,000	377,559
Pilgrim's Pride Corp. 5.75% 3/15/25 (d)		925,000	949,605
Post Holdings, Inc.:
4.625% 4/15/30 (d)		3,850,000	4,050,046
5% 8/15/26 (d)		2,440,000	2,519,300
5.5% 12/15/29 (d)		810,000	883,913
5.75% 3/1/27 (d)		405,000	428,794
TreeHouse Foods, Inc. 4% 9/1/28		220,000	227,563
			18,221,648
TOTAL CONSUMER STAPLES			28,224,788
ENERGY - 6.4%
Energy Equipment & Services - 0.4%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		650,000	648,375
Borets Finance DAC 6% 9/17/26 (d)		215,000	223,600
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (f)		25,000	3,063
5.7% 10/15/39 (f)		145,000	17,763
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	480,125
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	417,196
7.5% 1/15/28 (d)		510,000	349,197
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	133,500
NuStar Logistics LP 6% 6/1/26		640,000	692,166
Oleoducto Central SA 4% 7/14/27 (d)		340,000	368,688
SESI LLC 7.75% 9/15/24 (f)		365,000	116,800
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		590,000	710,950
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		200,000	255,773
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	182,400
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		505,000	575,700
7.625% 11/7/24 (d)		855,000	956,264
8.375% 11/7/28 (d)		180,000	211,950
			6,343,510
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)		955,000	916,991
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	112,700
Callon Petroleum Co.:
6.125% 10/1/24		225,000	129,375
6.25% 4/15/23		380,000	241,300
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		1,325,000	1,391,250
Chesapeake Energy Corp.:
7% 10/1/24 (f)		360,000	16,200
8% 1/15/25 (f)		180,000	8,100
8% 6/15/27 (f)		115,000	5,175
11.5% 1/1/25 (d)(f)		1,310,000	229,250
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,019,400
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		1,850,000	1,813,000
7% 6/15/25 (d)		1,340,000	1,336,650
CNX Midstream Partners LP 6.5% 3/15/26 (d)		335,000	340,863
CNX Resources Corp. 6% 1/15/29 (d)		315,000	322,713
Comstock Resources, Inc.:
7.5% 5/15/25 (d)		580,000	587,250
9.75% 8/15/26		3,060,000	3,281,850
9.75% 8/15/26		445,000	477,263
Continental Resources, Inc.:
3.8% 6/1/24		1,165,000	1,199,950
4.375% 1/15/28		295,000	300,900
4.5% 4/15/23		33,000	34,026
4.9% 6/1/44		745,000	731,963
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	950,400
5.75% 4/1/25		250,000	254,375
6.25% 4/1/23		345,000	345,863
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	863,675
5.75% 2/15/28 (d)		2,320,000	2,198,200
DCP Midstream Operating LP 5.85% 5/21/43 (d)(g)		885,000	761,100
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		590,000	592,950
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (g)		470,000	290,813
Ecopetrol SA:
5.875% 5/28/45		185,000	223,041
6.875% 4/29/30		190,000	243,723
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	910,575
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		505,000	518,206
5.75% 1/30/28 (d)		880,000	949,256
6.625% 7/15/25 (d)		335,000	358,450
Energy Transfer Equity LP 5.5% 6/1/27		860,000	878,055
EQT Corp. 3.9% 10/1/27		1,413,000	1,403,745
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (d)(f)		365,000	65,700
FEL Energy VI SARL 5.75% 12/1/40 (d)		285,000	301,473
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		585,000	605,475
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	533,508
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		390,000	392,072
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		595,000	621,959
5.625% 2/15/26 (d)		795,000	826,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (d)		510,000	506,175
5.75% 10/1/25 (d)		580,000	586,525
6.25% 11/1/28 (d)		590,000	603,275
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	403,000
Indigo Natural Resources LLC 6.875% 2/15/26 (d)		1,135,000	1,160,538
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	373,031
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		335,000	364,313
4.75% 4/24/25 (d)		105,000	119,667
5.75% 4/19/47 (d)		170,000	227,534
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,513,903
Laredo Petroleum, Inc. 10.125% 1/15/28		235,000	199,750
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	394,050
6.125% 6/30/25 (Reg. S) (d)		375,000	411,563
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	112,416
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		350,000	366,823
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	614,338
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	393,588
5.625% 5/1/27		305,000	322,538
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		255,000	262,491
7.625% 11/8/26 (d)		230,000	237,475
New Fortress Energy LLC 6.75% 9/15/25 (d)		2,765,000	2,928,273
Newfield Exploration Co. 5.375% 1/1/26		475,000	509,642
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	399,263
7.5% 4/15/26		860,000	533,200
NGPL PipeCo LLC:
4.375% 8/15/22 (d)		150,000	156,273
4.875% 8/15/27 (d)		150,000	169,883
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(f)		2,620,000	655,000
Occidental Petroleum Corp.:
2.9% 8/15/24		815,000	784,438
3.2% 8/15/26		50,000	46,750
3.4% 4/15/26		65,000	61,971
4.4% 4/15/46		575,000	501,092
4.4% 8/15/49		1,455,000	1,226,274
4.625% 6/15/45		475,000	414,024
5.875% 9/1/25		670,000	713,550
6.2% 3/15/40		350,000	347,375
6.375% 9/1/28		670,000	706,850
6.45% 9/15/36		1,171,000	1,226,037
6.6% 3/15/46		940,000	954,100
6.625% 9/1/30		1,340,000	1,454,905
7.2% 3/15/29		240,000	244,800
7.5% 5/1/31		65,000	72,475
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	825,456
7.25% 6/15/25		1,145,000	742,229
9.25% 5/15/25 (d)		1,330,000	1,304,331
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	416,513
PDC Energy, Inc.:
6.125% 9/15/24		200,000	205,522
6.25% 12/1/25		380,000	375,250
Petrobras Global Finance BV:
5.75% 2/1/29		325,000	377,731
6.75% 6/3/50		590,000	730,678
6.875% 1/20/40		569,000	713,739
6.9% 3/19/49		215,000	272,781
7.375% 1/17/27		160,000	198,400
8.75% 5/23/26		735,000	952,514
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		480,000	15,360
6% 5/16/24 (d)(f)		585,000	18,720
6% 11/15/26 (d)(f)		930,000	30,225
12.75% 2/17/22 (d)(f)		110,000	3,520
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8706% 3/11/22 (g)(h)		410,000	414,920
3.5% 1/30/23		750,000	764,850
4.875% 1/24/22		760,000	781,508
4.875% 1/18/24		2,360,000	2,469,150
5.375% 3/13/22		290,000	298,791
6.375% 2/4/21		145,000	145,498
6.5% 6/2/41		170,000	157,808
6.625% 6/15/35		1,715,000	1,689,275
6.75% 9/21/47		798,000	748,125
6.875% 10/16/25 (d)		630,000	689,000
6.95% 1/28/60		145,000	136,104
7.69% 1/23/50		4,043,000	4,076,355
8.625% 2/1/22		140,000	149,844
8.625% 12/1/23 (g)		250,000	270,703
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	265,021
PT Adaro Indonesia 4.25% 10/31/24 (d)		605,000	622,772
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(f)		1,063,000	0
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		240,000	244,800
3.5% 4/16/29 (d)		2,350,000	2,604,828
4.25% 4/16/39 (d)		970,000	1,129,444
4.375% 4/16/49 (d)		520,000	628,388
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	231,188
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (d)		220,000	228,181
SM Energy Co.:
5.625% 6/1/25		330,000	267,300
6.625% 1/15/27		1,125,000	897,188
6.75% 9/15/26		250,000	202,500
Southwestern Energy Co.:
6.45% 1/23/25 (g)		100,000	104,000
7.5% 4/1/26		1,090,000	1,143,410
7.75% 10/1/27		680,000	734,196
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		605,000	629,200
5.5% 2/15/26		595,000	609,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		495,000	534,397
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		625,000	678,125
Teine Energy Ltd. 6.875% 9/30/22 (d)		590,000	588,525
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		425,000	449,969
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	70,692
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		575,000	525,406
Tullow Oil PLC 6.25% 4/15/22 (d)		2,615,000	2,085,463
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(f)		543,409	27,170
W&T Offshore, Inc. 9.75% 11/1/23 (d)		2,005,000	1,418,538
YPF SA:
8.5% 3/23/25 (d)		766,000	621,349
8.75% 4/4/24 (d)		2,615,000	2,304,469
			93,686,045
TOTAL ENERGY			100,029,555
FINANCIALS - 4.6%
Banks - 0.7%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (g)	EUR	1,441,000	1,876,686
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	93,741
Banco Macro SA 6.75% 11/4/26 (d)(g)		685,000	587,388
Biz Finance PLC 9.625% 4/27/22 (d)		252,500	263,610
Citigroup, Inc. 1.25% 7/6/26 (Reg. S) (g)	EUR	733,000	942,213
Commerzbank AG 4% 3/23/26 (Reg. S)	EUR	1,200,000	1,641,405
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (g)	EUR	1,005,000	1,298,845
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	113,138
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		880,000	918,500
JSC Halyk Bank of Kazakhstan 5.5% 12/21/22 (d)		697,459	698,984
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (g)	EUR	787,000	1,099,451
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	232,875
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		200,000	209,188
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		485,000	486,213
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		565,000	569,061
			11,031,298
Capital Markets - 0.1%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		390,000	407,063
7% 8/15/25 (d)		245,000	253,930
MSCI, Inc. 4% 11/15/29 (d)		340,000	362,100
UBS Group AG 0.25% 11/5/28 (Reg. S) (g)	EUR	933,000	1,143,748
			2,166,841
Consumer Finance - 2.5%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,170,890
8% 11/1/31		16,143,000	23,683,258
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,623,135
4% 11/13/30		2,525,000	2,656,123
5.113% 5/3/29		610,000	679,357
Springleaf Finance Corp.:
4% 9/15/30		330,000	342,411
5.375% 11/15/29		500,000	562,500
6.625% 1/15/28		385,000	457,188
6.875% 3/15/25		2,580,000	2,996,025
7.125% 3/15/26		3,405,000	4,026,413
Unifin Financiera SAPI de CV:
7% 1/15/25 (d)		200,000	190,875
7.25% 9/27/23 (d)		10,000	9,678
7.375% 2/12/26 (d)		170,000	162,403
			38,560,256
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,048,875
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		485,000	422,102
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	632,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,570,000	1,683,040
6.25% 5/15/26		1,305,000	1,381,865
6.375% 12/15/25		2,785,000	2,881,083
6.75% 2/1/24		535,000	544,084
James Hardie International Finance Ltd.:
4.75% 1/15/25 (d)		450,000	457,745
5% 1/15/28 (d)		455,000	483,287
MDC GMTN BV 2.875% 11/7/29 (d)		530,000	571,764
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	241,859
Sasol Financing International PLC 4.5% 11/14/22		515,000	525,300
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	234,000
Sparc Em Spc 0% 12/5/22 (d)		67,213	65,449
			14,172,641
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		1,805,000	1,879,095
8.125% 2/15/24 (d)		685,000	725,220
10.125% 8/1/26 (d)		605,000	694,238
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		665,000	679,963
6.75% 10/15/27 (d)		965,000	1,032,550
HUB International Ltd. 7% 5/1/26 (d)		595,000	622,245
			5,633,311
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	497,550
TOTAL FINANCIALS			72,061,897
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	228,169
Health Care Providers & Services - 1.9%
Akumin, Inc. 7% 11/1/25 (d)		335,000	351,750
AMN Healthcare 4.625% 10/1/27 (d)		165,000	172,849
Centene Corp.:
4.25% 12/15/27		615,000	651,900
4.625% 12/15/29		2,150,000	2,386,952
4.75% 1/15/25		490,000	502,853
5.375% 6/1/26 (d)		1,545,000	1,629,527
5.375% 8/15/26 (d)		385,000	406,656
Community Health Systems, Inc.:
5.625% 3/15/27 (d)		330,000	354,833
6% 1/15/29 (d)		325,000	351,085
6.625% 2/15/25 (d)		685,000	720,949
8% 3/15/26 (d)		3,270,000	3,523,425
8.125% 6/30/24 (d)		2,162,000	2,237,670
9.875% 6/30/23 (d)		1,825,000	1,918,531
Encompass Health Corp. 5.125% 3/15/23		330,000	330,482
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	697,983
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		715,000	763,263
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		640,000	686,400
4.375% 6/15/28 (d)		465,000	489,413
Providence Service Corp. 5.875% 11/15/25 (d)		485,000	512,888
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	3,027,057
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	643,241
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	312,631
4.625% 9/1/24 (d)		650,000	671,125
4.875% 1/1/26 (d)		1,625,000	1,699,929
5.125% 5/1/25		305,000	310,944
5.125% 11/1/27 (d)		975,000	1,032,281
6.125% 10/1/28 (d)		1,000,000	1,043,655
6.25% 2/1/27 (d)		955,000	1,012,300
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,147,000	1,267,435
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	155,875
			29,865,882
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		640,000	680,336
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		185,000	193,788
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	501,383
			695,171
Pharmaceuticals - 0.3%
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		500,000	514,100
5.25% 2/15/31 (d)		500,000	522,360
Catalent Pharma Solutions:
4.875% 1/15/26 (d)		205,000	209,100
5% 7/15/27 (d)		205,000	216,509
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	1,100,000	1,525,499
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	249,375
3.65% 11/10/21		75,000	75,938
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	45,563
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		235,000	232,674
Utah Acquisition Sub, Inc. 3.125% 11/22/28 (Reg. S)	EUR	1,059,000	1,538,927
			5,130,045
TOTAL HEALTH CARE			36,599,603
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		225,000	230,625
Bombardier, Inc.:
6.125% 1/15/23 (d)		650,000	635,375
7.5% 12/1/24 (d)		520,000	498,820
7.5% 3/15/25 (d)		895,000	830,113
7.875% 4/15/27 (d)		2,685,000	2,468,696
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		630,000	655,988
5.375% 7/15/26 (d)		430,000	446,663
Moog, Inc. 4.25% 12/15/27 (d)		185,000	191,938
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	719,875
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	970,613
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,907,073
TransDigm, Inc.:
5.5% 11/15/27		6,745,000	7,099,113
6.25% 3/15/26 (d)		955,000	1,017,075
6.375% 6/15/26		3,145,000	3,255,075
6.5% 5/15/25		835,000	857,963
7.5% 3/15/27		960,000	1,024,800
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		1,215,000	1,159,146
9% 11/15/26 (d)		1,245,000	1,178,455
			25,147,406
Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	376,406
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		1,682,000	1,751,908
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,226,800
			3,355,114
Airlines - 0.7%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(f)		135,000	53,367
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (d)		85,511	85,709
Azul Investments LLP 5.875% 10/26/24 (d)		765,000	713,602
Delta Air Lines, Inc. 7% 5/1/25 (d)		280,000	323,216
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		2,860,000	3,056,469
4.75% 10/20/28 (d)		2,365,000	2,580,806
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		66,356	64,820
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		172,211	156,988
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,198,375
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		770,000	862,400
			10,095,752
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	131,298
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	337,188
Elementia S.A.B. de CV 5.5% 1/15/25 (d)		427,000	432,338
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	488,063
			1,388,887
Commercial Services & Supplies - 0.2%
Covanta Holding Corp.:
5% 9/1/30		670,000	716,858
5.875% 7/1/25		165,000	171,600
6% 1/1/27		585,000	614,453
IAA Spinco, Inc. 5.5% 6/15/27 (d)		250,000	265,000
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	540,241
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)		190,000	195,558
The Brink's Co. 4.625% 10/15/27 (d)		620,000	647,900
			3,151,610
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	695,519
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(f)		1,530,000	62,156
5.25% 6/27/29 (d)(f)		580,000	24,469
7.125% 6/26/42 (d)(f)		1,406,000	62,391
Pike Corp. 5.5% 9/1/28 (d)		525,000	554,531
			1,399,066
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (d)		575,000	639,688
Industrial Conglomerates - 0.1%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		575,000	640,219
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	468,050
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	167,400
			635,450
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	231,394
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	530,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		620,000	638,600
			1,169,000
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24 (d)(f)		590,000	318,600
6% 1/15/28 (d)(f)		340,000	183,600
6.25% 10/15/22 (f)		455,000	245,700
7.125% 8/1/26 (d)(f)		620,000	334,800
JSC Georgian Railway 7.75% 7/11/22 (d)		100,000	105,188
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	178,238
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		545,000	592,688
7.5% 9/15/27 (d)		2,950,000	3,245,000
8% 11/1/26 (d)		4,260,000	4,638,075
			9,841,889
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	1,002,492
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	314,250
5.5% 5/15/27		405,000	433,856
			1,750,598
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (d)		15,625	10,938
9.375% 2/1/27 pay-in-kind (d)(g)		949,416	818,575
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		765,000	831,938
3.875% 7/18/29 (Reg. S)		400,000	439,000
DP World Ltd. 5.625% 9/25/48 (d)		155,000	197,431
			2,297,882
TOTAL INDUSTRIALS			61,743,955
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (d)		235,000	252,625
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,085,000	1,138,233
			1,390,858
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (d)		170,000	184,484
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		490,000	529,274
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	594,938
Gartner, Inc. 3.75% 10/1/30 (d)		685,000	719,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		500,000	526,250
GTT Communications, Inc. 7.875% 12/31/24 (d)		60,000	24,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		365,000	416,100
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	398,126
RP Crown Parent, LLC 7.375% 10/15/24 (d)		225,000	228,938
Unisys Corp. 6.875% 11/1/27 (d)		365,000	398,763
			3,835,639
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	712,425
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		630,000	648,113
6.875% 8/1/25 (d)		210,000	216,038
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	706,388
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		340,000	369,052
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	610,450
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	540,600
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	311,250
5.875% 6/1/26 (d)		465,000	483,019
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		300,000	319,140
PTC, Inc.:
3.625% 2/15/25 (d)		350,000	359,811
4% 2/15/28 (d)		345,000	361,603
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (d)		875,000	877,100
7.5% 9/1/25 (d)		1,165,000	1,195,581
			6,998,145
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		485,000	511,053
NCR Corp.:
5% 10/1/28 (d)		335,000	353,425
5.25% 10/1/30 (d)		335,000	359,288
5.75% 9/1/27 (d)		485,000	515,313
6.125% 9/1/29 (d)		485,000	537,138
8.125% 4/15/25 (d)		285,000	317,387
			2,593,604
TOTAL INFORMATION TECHNOLOGY			15,715,155
MATERIALS - 3.5%
Chemicals - 1.5%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	116,133
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,610,000	4,431,275
5.15% 3/15/34		1,719,000	2,112,316
5.375% 3/15/44		3,080,000	3,898,525
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (d)(g)(h)		155,000	152,162
6.5% 5/15/26 (d)		2,795,000	2,795,000
6.875% 6/15/25 (d)		560,000	567,700
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	669,988
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		435,000	443,744
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		150,000	156,375
7% 12/31/27 (d)		190,000	198,934
LSB Industries, Inc. 9.625% 5/1/23 (d)		310,000	319,300
MEGlobal Canada, Inc. 5% 5/18/25 (d)		105,000	117,863
Neon Holdings, Inc. 10.125% 4/1/26 (d)		635,000	693,738
Nouryon Holding BV 8% 10/1/26 (d)		414,000	439,875
OCI NV 5.25% 11/1/24 (d)		895,000	929,681
OCP SA 6.875% 4/25/44 (d)		95,000	124,064
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	739,273
SABIC Capital II BV 4% 10/10/23 (d)		560,000	602,700
Sasol Financing U.S.A. LLC 5.875% 3/27/24		135,000	143,606
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,810,500
5.75% 11/15/28 (d)		995,000	1,014,900
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	567,100
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	461,100
			23,505,852
Construction Materials - 0.1%
CEMEX S.A.B. de CV 7.75% 4/16/26 (d)		215,000	226,556
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		260,000	264,550
5.25% 1/15/29 (d)		645,000	677,250
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		495,000	509,850
6.375% 6/1/24		100,000	102,500
			1,780,706
Containers & Packaging - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		595,000	635,163
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	316,875
5.375% 1/15/28 (d)		300,000	318,844
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,473,175
7.5% 12/15/96		160,000	177,200
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	403,325
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	262,013
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	396,563
			3,983,158
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (d)		200,000	218,500
6.75% 9/30/24 (d)		430,000	447,867
7% 9/30/26 (d)		355,000	378,075
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Alrosa Finance SA 3.1% 6/25/27 (d)		225,000	230,625
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	690,994
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		400,000	427,000
6.125% 2/15/28 (d)		875,000	943,359
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		200,000	210,500
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (d)		620,000	630,850
5.75% 3/1/25		160,000	162,400
5.875% 6/1/27		960,000	978,835
Commercial Metals Co. 5.75% 4/15/26		460,000	474,950
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,414,777
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		105,000	113,761
3.15% 1/14/30 (d)		280,000	305,288
3.7% 1/30/50 (d)		650,000	714,188
CSN Resources SA 7.625% 2/13/23 (d)		1,515,000	1,569,919
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	625,822
6.875% 3/1/26 (d)		1,265,000	1,321,530
7.25% 4/1/23 (d)		2,140,000	2,194,185
7.5% 4/1/25 (d)		1,330,000	1,379,875
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (d)		485,000	538,830
4.75% 5/15/22 (d)		405,000	416,644
5.125% 3/15/23 (d)		650,000	686,563
5.125% 5/15/24 (d)		495,000	537,075
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	394,200
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	175,750
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		170,000	204,531
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		485,000	490,456
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	617,313
Metinvest BV 7.75% 4/23/23 (d)		1,004,000	1,069,260
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,062,000
Murray Energy Corp.:
11.25% 4/15/21 (c)(d)(f)		490,000	5
12% 4/15/24 pay-in-kind (c)(d)(f)(g)		548,100	27
Stillwater Mining Co. 6.125% 6/27/22 (d)		1,385,000	1,403,178
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	396,375
United States Steel Corp. 6.25% 3/15/26		615,000	562,725
Usiminas International SARL 5.875% 7/18/26 (d)		400,000	433,875
Vedanta Resources PLC 6.375% 7/30/22 (d)		665,000	588,317
VM Holding SA 6.5% 1/18/28 (d)		285,000	336,300
			25,346,724
TOTAL MATERIALS			54,616,440
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,674,116
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,371,500
5% 7/15/28 (d)		630,000	669,293
5.25% 7/15/30 (d)		585,000	631,800
5.625% 7/15/32 (d)		585,000	644,963
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	679,963
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	686,613
4.625% 8/1/29		970,000	1,042,750
5% 10/15/27		1,295,000	1,377,556
SBA Communications Corp. 3.875% 2/15/27		890,000	934,500
The GEO Group, Inc.:
5.125% 4/1/23		695,000	628,106
5.875% 10/15/24		810,000	672,300
6% 4/15/26		1,971,000	1,566,945
Uniti Group, Inc. 7.875% 2/15/25 (d)		920,000	988,273
VICI Properties, Inc.:
4.25% 12/1/26 (d)		1,140,000	1,182,351
4.625% 12/1/29 (d)		650,000	695,500
			15,446,529
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	716,625
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		2,000,000	2,171,440
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		635,000	711,200
5.875% 6/15/27 (d)		495,000	560,993
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	313,500
			4,473,758
TOTAL REAL ESTATE			19,920,287
UTILITIES - 2.3%
Electric Utilities - 2.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		365,000	391,463
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (d)		4,226,000	4,215,435
6.75% 8/6/23 (d)		755,000	766,561
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		360,000	385,200
4.25% 9/15/24 (d)		23,000	24,610
NRG Energy, Inc.:
3.375% 2/15/29 (d)		305,000	312,259
3.625% 2/15/31 (d)		605,000	622,424
5.75% 1/15/28		1,740,000	1,900,950
6.625% 1/15/27		1,345,000	1,420,374
Pacific Gas & Electric Co.:
3.45% 7/1/25		151,500	164,142
3.75% 7/1/28		151,500	165,360
3.75% 8/15/42		555,000	557,253
3.95% 12/1/47		2,880,000	2,975,622
4% 12/1/46		1,315,000	1,363,481
4.25% 3/15/46		125,000	133,944
4.3% 3/15/45		315,000	335,841
4.55% 7/1/30		5,339,000	6,078,532
4.95% 7/1/50		5,339,000	6,351,814
Pampa Holding SA 7.5% 1/24/27 (d)		195,000	171,173
PG&E Corp.:
5% 7/1/28		1,345,000	1,432,425
5.25% 7/1/30		510,000	561,000
Vistra Operations Co. LLC:
5% 7/31/27 (d)		1,220,000	1,293,200
5.5% 9/1/26 (d)		820,000	854,604
5.625% 2/15/27 (d)		1,495,000	1,590,142
			34,067,809
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	356,461
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	234,711
8% 3/1/32		335,000	479,948
			1,071,120
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		440,000	455,950
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		305,000	335,500
			791,450
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		143,000	171,108
4.875% 4/23/30 (d)		95,000	118,305
			289,413
TOTAL UTILITIES			36,219,792

TOTAL NONCONVERTIBLE BONDS			595,620,210

TOTAL CORPORATE BONDS
(Cost $562,559,667)			596,354,340

U.S. Government and Government Agency Obligations - 17.3%
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25		210,000	212,426
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,909,371
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$189,041
5.375% 4/1/56		302,000	514,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,825,043

U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
1.375% 8/15/50		1,098,000	1,025,944
1.625% 11/15/50		9,058,000	9,004,218
2.5% 2/15/45 (i)		17,524,000	20,859,036
3% 5/15/45		1,800,000	2,331,141
3% 2/15/49		16,081,000	21,170,385
4.75% 2/15/37 (i)(j)		8,126,000	12,374,692
6.25% 8/15/23 (i)		2,249,000	2,608,489
U.S. Treasury Notes:
0.125% 5/31/22		7,475,000	7,476,460
0.125% 6/30/22		575,000	575,067
0.125% 8/31/22		5,100,000	5,100,199
0.125% 10/31/22		8,000,000	8,000,938
0.125% 11/30/22		4,000,000	4,000,312
0.125% 8/15/23		374,000	373,766
0.125% 10/15/23		280,000	279,781
0.125% 12/15/23		83,000	82,896
0.25% 7/31/25		1,221,000	1,217,184
0.25% 9/30/25		1,207,000	1,202,191
0.25% 10/31/25		1,700,000	1,692,297
0.375% 12/31/25		6,019,000	6,022,292
0.625% 11/30/27		20,148,000	20,135,408
0.625% 12/31/27		13,663,000	13,641,652
0.875% 11/15/30		7,415,000	7,386,035
1.375% 8/31/23		500,000	516,289
1.5% 8/31/21		2,000,000	2,018,438
1.5% 9/30/21		4,616,000	4,663,603
1.5% 9/30/24		1,995,000	2,088,827
1.5% 10/31/24		280,000	293,420
1.5% 1/31/27		5,095,000	5,398,511
1.625% 11/15/22		3,584,000	3,683,680
1.625% 5/31/23		760,000	787,045
1.625% 9/30/26		4,153,000	4,426,190
2.125% 3/31/24		5,843,000	6,207,275
2.125% 7/31/24		9,671,000	10,330,592
2.25% 3/31/21		700,000	703,504
2.25% 4/30/21		1,350,000	1,359,334
2.25% 7/31/21		1,379,000	1,395,914
2.25% 4/30/24		3,531,000	3,771,136
2.25% 3/31/26		3,329,000	3,650,197
2.375% 4/15/21		9,090,000	9,148,233
2.5% 1/31/21		2,753,000	2,757,763
2.5% 2/28/21		5,080,000	5,098,124
2.5% 1/15/22		22,856,000	23,415,760
2.5% 1/31/24		630,000	674,912
2.5% 2/28/26		7,215,000	7,996,813
2.625% 12/31/23		8,827,000	9,473,164
2.875% 11/30/25		3,162,000	3,549,469
3.125% 11/15/28		1,580,000	1,869,770

TOTAL U.S. TREASURY OBLIGATIONS			261,838,346

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,446,737
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,078,046

TOTAL OTHER GOVERNMENT RELATED			4,524,783

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $251,958,003)			270,188,172

Foreign Government and Government Agency Obligations - 15.6%
Angola Republic:
8.25% 5/9/28 (d)		$270,000	$259,116
9.375% 5/8/48 (d)		85,000	80,245
9.5% 11/12/25 (d)		590,000	613,784
Arab Republic of Egypt:
yield at date of purchase 12.451% to 13.619% 1/26/21 to 7/6/21	EGP	16,375,000	1,000,804
7.5% 1/31/27 (d)		2,850,000	3,287,297
7.6003% 3/1/29 (d)		500,000	574,219
7.903% 2/21/48 (d)		385,000	418,447
8.5% 1/31/47 (d)		580,000	657,575
8.7002% 3/1/49 (d)		200,000	231,188
Argentine Republic:
0.125% 7/9/30 (k)		8,200,308	3,333,425
0.125% 7/9/35 (k)		2,607,241	954,250
0.125% 1/9/38 (k)		897,304	367,053
1% 7/9/29		738,798	321,377
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	6,641,000	4,871,889
Barbados Government:
6.5% 2/1/21 (d)		19,823	19,724
6.5% 10/1/29 (d)		859,000	868,127
Bermuda Government:
2.375% 8/20/30 (d)		55,000	57,695
3.375% 8/20/50 (d)		165,000	177,736
3.717% 1/25/27 (d)		645,000	721,594
4.75% 2/15/29 (d)		360,000	439,200
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,213,930
3.875% 6/12/30		570,000	601,350
4.75% 1/14/50		425,000	453,422
7.125% 1/20/37		390,000	529,059
8.25% 1/20/34		1,230,000	1,789,266
10% 1/1/27	BRL	2,780,000	631,763
Buoni del Tesoro Poliennali:
1.65% 12/1/30 (Reg. S) (d)	EUR	1,750,000	2,371,623
1.7% 9/1/51 (Reg. S) (d)	EUR	723,000	939,304
Cameroon Republic 9.5% 11/19/25 (d)		1,345,000	1,488,327
Canadian Government:
0.25% 11/1/22	CAD	18,910,000	14,869,063
2% 12/1/51	CAD	1,340,000	1,266,068
Chilean Republic 3.86% 6/21/47		195,000	237,717
Colombian Republic:
3% 1/30/30		265,000	278,416
4.125% 5/15/51		220,000	244,420
5% 6/15/45		670,000	818,866
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	166,938
7% 4/4/44 (d)		60,000	54,881
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		155,000	87,963
7.85% 3/14/29 (d)		415,000	236,161
Dominican Republic:
5.875% 1/30/60 (d)		270,000	295,988
5.95% 1/25/27 (d)		445,000	519,120
6% 7/19/28 (d)		360,000	428,063
6.4% 6/5/49 (d)		380,000	446,144
6.5% 2/15/48 (d)		65,000	76,598
6.5% 2/15/48 (Reg. S)		150,000	176,766
6.85% 1/27/45 (d)		300,000	364,969
6.875% 1/29/26 (d)		780,000	939,413
7.45% 4/30/44 (d)		690,000	889,669
Dutch Government 0% 7/15/30 (Reg. S) (d)	EUR	7,680,000	9,830,628
Ecuador Republic:
0.5% 7/31/30 (d)(k)		890,000	571,825
0.5% 7/31/35 (d)(k)		580,000	314,650
El Salvador Republic:
5.875% 1/30/25 (d)		80,000	75,350
7.1246% 1/20/50 (d)		220,000	195,938
7.625% 2/1/41 (d)		90,000	83,616
7.75% 1/24/23 (d)		730,000	720,419
9.5% 7/15/52 (d)		25,000	25,219
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	568,575
2.5% 4/16/25 (d)		510,000	545,063
3.125% 4/16/30 (d)		915,000	1,033,378
3.125% 9/30/49 (d)		920,000	982,675
3.875% 4/16/50 (d)		620,000	753,106
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	195,625
Gabonese Republic 6.375% 12/12/24 (d)		525,000	546,000
Georgia Republic 6.875% 4/12/21 (d)		230,000	232,659
German Federal Republic:
0% 9/16/22 (Reg. S)	EUR	27,190,000	33,620,032
0% 2/15/30 (Reg. S)	EUR	13,910,000	17,949,262
0% 8/15/50	EUR	1,120,000	1,435,555
0.25% 2/15/29	EUR	9,664,575	12,698,112
Ghana Republic:
8.125% 1/18/26 (d)		220,000	246,263
10.75% 10/14/30 (d)		360,000	480,713
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	46,513
5.375% 4/24/32 (d)		380,000	462,175
6.125% 6/1/50 (d)		225,000	296,719
Indonesian Republic:
3.85% 10/15/30		330,000	383,109
4.1% 4/24/28		665,000	772,231
4.35% 1/11/48		300,000	357,563
5.125% 1/15/45 (d)		825,000	1,061,672
5.25% 1/17/42 (d)		305,000	394,213
5.95% 1/8/46 (d)		350,000	503,672
6.625% 2/17/37 (d)		220,000	312,538
6.75% 1/15/44 (d)		330,000	506,138
7% 9/15/30	IDR	7,863,000,000	598,819
7.75% 1/17/38 (d)		730,000	1,144,731
8.5% 10/12/35 (Reg. S)		700,000	1,144,938
Islamic Republic of Pakistan:
6.875% 12/5/27 (d)		230,000	238,769
8.25% 4/15/24 (d)		95,000	103,134
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	6,141,945
5.5% 12/4/23		1,628,000	1,875,977
3.375% 1/15/50		595,000	657,784
Ivory Coast:
4.875% 1/30/32 (d)	EUR	365,000	457,607
5.875% 10/17/31 (d)	EUR	500,000	674,771
6.125% 6/15/33 (d)		200,000	225,313
Jamaican Government:
6.75% 4/28/28		255,000	310,223
7.875% 7/28/45		160,000	228,750
Japan Government:
0.1% 9/20/29	JPY	659,350,000	6,457,358
0.4% 3/20/56	JPY	418,450,000	3,709,050
0.9% 6/20/22	JPY	764,100,000	7,509,130
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	609,500
7.375% 10/10/47 (d)		110,000	128,253
Kingdom of Saudi Arabia:
2.9% 10/22/25 (d)		535,000	576,463
3.625% 3/4/28 (d)		315,000	353,588
3.75% 1/21/55 (d)		255,000	278,508
4.5% 4/22/60 (d)		425,000	533,375
4.625% 10/4/47 (d)		330,000	407,447
Korean Republic 1% 9/16/30		590,000	580,837
Lebanese Republic:
5.8% 12/31/49 (f)		625,000	78,125
6.375% 12/31/49 (f)		810,000	101,250
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		600,000	685,500
4.375% 3/21/29(Reg. S)		1,400,000	1,633,800
5.1% 3/28/35 (d)		1,200,000	1,514,625
5.1% 3/28/35(Reg. S)		1,000,000	1,262,188
5.25% 6/23/47 (d)		600,000	828,000
5.25% 6/23/47(Reg. S)		600,000	828,000
5.625% 4/4/42 (d)		200,000	278,063
7.6% 7/20/22	RUB	43,870,000	620,951
8.5% 9/17/31	RUB	37,155,000	601,695
Mongolia Government 5.125% 4/7/26 (d)		480,000	514,800
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	521,950
3% 12/15/32 (d)		200,000	202,500
4% 12/15/50 (d)		200,000	205,750
5.5% 12/11/42 (d)		70,000	87,216
Panamanian Republic:
2.252% 9/29/32		315,000	324,135
3.87% 7/23/60		235,000	276,713
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	428,884
Peruvian Republic:
1.862% 12/1/32		235,000	237,233
2.78% 12/1/60		250,000	251,625
Province of Santa Fe 7% 3/23/23 (d)		1,190,000	892,500
Provincia de Cordoba:
7.125% 6/10/21 (d)		1,500,000	984,375
7.45% 9/1/24 (d)		880,000	528,825
Republic of Benin 5.75% 3/26/26 (d)	EUR	245,000	315,672
Republic of Honduras 5.625% 6/24/30 (d)		230,000	261,194
Republic of Iraq 5.8% 1/15/28 (Reg. S)		515,625	478,887
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	591,131
7% 5/22/27 (d)		215,000	236,366
Republic of Montenegro 2.875% 12/16/27 (d)	EUR	275,000	328,815
Republic of Nigeria:
6.375% 7/12/23 (d)		385,000	415,920
6.5% 11/28/27 (d)		225,000	242,367
7.143% 2/23/30 (d)		240,000	258,375
7.625% 11/21/25 (d)		1,575,000	1,807,805
Republic of Paraguay:
4.95% 4/28/31 (d)		480,000	579,600
5.4% 3/30/50 (d)		390,000	492,253
Republic of Serbia 2.125% 12/1/30 (d)		335,000	330,394
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	284,175
4.75% 2/20/24 (d)		215,000	234,028
Romanian Republic:
3% 2/14/31 (d)		500,000	535,156
4.375% 8/22/23 (d)		210,000	229,228
4.625% 4/3/49	EUR	190,000	313,353
Rwanda Republic 6.625% 5/2/23 (d)		910,000	961,756
State of Qatar:
3.75% 4/16/30 (d)		1,755,000	2,060,480
4% 3/14/29 (d)		840,000	996,450
4.4% 4/16/50 (d)		520,000	676,000
4.817% 3/14/49 (d)		1,060,000	1,443,588
5.103% 4/23/48 (d)		70,000	98,350
9.75% 6/15/30 (d)		295,000	501,039
Sultanate of Oman:
3.875% 3/8/22 (d)		575,000	577,336
4.125% 1/17/23 (d)		310,000	312,616
6.75% 1/17/48 (d)		750,000	740,859
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		340,000	343,719
Turkish Republic:
3.25% 3/23/23		2,595,000	2,588,513
4.25% 3/13/25		845,000	846,320
4.25% 4/14/26		215,000	212,783
4.875% 10/9/26		400,000	404,250
4.875% 4/16/43		715,000	625,625
5.125% 3/25/22		1,615,000	1,650,328
5.125% 2/17/28		520,000	526,500
5.25% 3/13/30		835,000	837,870
5.75% 5/11/47		1,415,000	1,344,250
5.95% 1/15/31		455,000	474,338
6% 1/14/41		240,000	236,625
6.25% 9/26/22		1,205,000	1,261,108
6.35% 8/10/24		270,000	289,322
6.375% 10/14/25		585,000	631,617
Ukraine Government:
1.471% 9/29/21		1,600,000	1,614,390
7.253% 3/15/33 (d)		585,000	637,650
7.375% 9/25/32 (d)		285,000	313,144
7.75% 9/1/21 (d)		4,783,000	4,959,971
7.75% 9/1/22 (d)		346,000	370,566
7.75% 9/1/23 (d)		545,000	599,500
7.75% 9/1/24 (d)		1,055,000	1,170,061
7.75% 9/1/26 (d)		200,000	225,750
7.75% 9/1/27 (d)		110,000	124,850
17% 5/11/22	UAH	15,070,000	569,912
United Kingdom, Great Britain and Northern Ireland 0.125% 1/31/23 (Reg. S)	GBP	3,420,000	4,695,541
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	1,260,000	2,954,559
United Mexican States:
3.25% 4/16/30		620,000	671,925
3.75% 1/11/28		590,000	664,672
3.9% 4/27/25		250,000	281,235
4.5% 4/22/29		345,000	404,513
5.75% 10/12/2110		955,000	1,267,763
6.05% 1/11/40		670,000	898,009
Uruguay Republic 5.1% 6/18/50		675,000	944,578
Venezuelan Republic:
9.25% 9/15/27 (f)		2,395,000	215,550
11.95% 8/5/31 (Reg. S) (f)		1,090,000	98,100
12.75% 8/23/22 (f)		190,000	17,100
Vietnamese Socialist Republic 5.5% 3/12/28		1,892,000	1,888,453
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $233,799,551)			242,870,344
		Shares	Value

Common Stocks - 7.2%
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		247,075	948,768
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (l)		1,400	2,453,696
Facebook, Inc. Class A (l)		9,300	2,540,388
Tencent Holdings Ltd. sponsored ADR		11,900	855,491
			5,849,575
Media - 0.2%
Altice U.S.A., Inc. Class A (l)		47,800	1,810,186
iHeartMedia, Inc. warrants 5/1/39 (l)		5,655	73,397
Nexstar Broadcasting Group, Inc. Class A		12,200	1,332,118
			3,215,701
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.		27,400	3,694,890

TOTAL COMMUNICATION SERVICES			13,708,934

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Exide Technologies (c)		84	54,600
Exide Technologies (c)(l)		2,115	2,115
Exide Technologies (c)(l)		124,905	1
UC Holdings, Inc. (c)(l)		33,750	354,713
			411,429
Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp.		41,400	1,776,888
Caesars Entertainment, Inc. (l)		67,500	5,013,225
MGM Resorts International		21,600	680,616
Penn National Gaming, Inc. (l)		44,100	3,808,917
Studio City International Holdings Ltd. ADR (l)		11,100	131,757
			11,411,403
Household Durables - 0.2%
Tempur Sealy International, Inc. (l)		93,200	2,516,400
Whirlpool Corp.		5,300	956,597
			3,472,997
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (l)		4,000	930,920
Amazon.com, Inc. (l)		400	1,302,772
			2,233,692
Specialty Retail - 0.1%
Lowe's Companies, Inc.		8,600	1,380,386

TOTAL CONSUMER DISCRETIONARY			18,909,907

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (c)(l)		9,431	691,670
Food Products - 0.3%
Darling Ingredients, Inc. (l)		40,100	2,312,968
JBS SA		447,600	2,038,854
Reddy Ice Holdings, Inc. (c)(l)		5,683	0
Reddy Ice Holdings, Inc. (c)(l)		2,286	126
			4,351,948

TOTAL CONSUMER STAPLES			5,043,618

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (l)		6,562	591
Jonah Energy LLC (c)		15,708	235,620
			236,211
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp. (l)		281,680	6,644,831
California Resources Corp. (b)		124,259	2,931,270
California Resources Corp. warrants 10/27/24 (l)		3,099	12,396
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(l)		13	22
Series B warrants 10/1/25 (c)(l)		13	22
Denbury, Inc. (l)		167,489	4,302,792
Denbury, Inc. warrants 9/18/25 (l)		22,930	114,650
EP Energy Corp. (c)		52,316	1,042,658
Goodrich Petroleum Corp. (l)		4,211	42,489
Harvest Oil & Gas Corp.		1,335	27,621
Mesquite Energy, Inc.(c)		15,322	245,145
Unit Corp. (c)(l)		1,943	15,706
Whiting Petroleum Corp. (l)		6,615	165,375
			15,544,977

TOTAL ENERGY			15,781,188

FINANCIALS - 0.2%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (l)		137	252
Penson Worldwide, Inc. Class A (c)(l)		314,563	3
			255
Consumer Finance - 0.1%
OneMain Holdings, Inc.		35,200	1,695,232
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,055	14,205
Insurance - 0.1%
Arthur J. Gallagher & Co.		8,000	989,680

TOTAL FINANCIALS			2,699,372

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)		100	48,311
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		10,300	1,693,938
Humana, Inc.		3,200	1,312,864
Rotech Healthcare, Inc. (c)(l)		6,069	63,178
UnitedHealth Group, Inc.		4,100	1,437,788
			4,507,768
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (l)		4,800	1,199,328
IQVIA Holdings, Inc. (l)		13,900	2,490,463
Thermo Fisher Scientific, Inc.		3,500	1,630,230
			5,320,021

TOTAL HEALTH CARE			9,876,100

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (l)		9,900	1,180,080
Airlines - 0.0%
Air Canada (l)		21,800	389,965
Building Products - 0.1%
Carrier Global Corp.		45,100	1,701,172
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (l)		3,285	182
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	556,377
Fortive Corp.		12,200	864,004
			1,420,381
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(l)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(l)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (l)		9,200	768,476
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(l)		321	24,075
Class B (c)(l)		107	8,025
United Rentals, Inc. (l)		3,863	895,868
			927,968
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)		16,755	19
Class A2 (b)(c)(l)		16,755	19
Class A3 (b)(c)(l)		16,755	19
Class A4 (b)(c)(l)		16,755	19
Class A5 (b)(c)(l)		16,755	19
Class A6 (b)(c)(l)		16,755	19
Class A7 (b)(c)(l)		16,755	19
Class A8 (b)(c)(l)		16,755	19
Class A9 (b)(c)(l)		16,755	19
			171

TOTAL INDUSTRIALS			6,388,395

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.3%
CDW Corp.		5,700	751,203
Vontier Corp. (l)		4,880	162,992
Zebra Technologies Corp. Class A (l)		9,700	3,728,001
			4,642,196
IT Services - 0.7%
EPAM Systems, Inc. (l)		5,400	1,935,090
Global Payments, Inc.		11,200	2,412,704
GoDaddy, Inc. (l)		10,100	837,795
MasterCard, Inc. Class A		4,400	1,570,536
PayPal Holdings, Inc. (l)		11,500	2,693,300
Visa, Inc. Class A		7,100	1,552,983
			11,002,408
Semiconductors & Semiconductor Equipment - 0.4%
Array Technologies, Inc.		300	12,942
Lam Research Corp.		5,500	2,597,485
Microchip Technology, Inc.		6,800	939,148
Micron Technology, Inc. (l)		13,300	999,894
ON Semiconductor Corp. (l)		33,700	1,103,001
			5,652,470
Software - 0.6%
Adobe, Inc. (l)		5,700	2,850,684
Microsoft Corp.		16,900	3,758,898
Palo Alto Networks, Inc. (l)		3,800	1,350,482
SS&C Technologies Holdings, Inc.		17,308	1,259,157
			9,219,221

TOTAL INFORMATION TECHNOLOGY			30,516,295

MATERIALS - 0.4%
Chemicals - 0.2%
Albemarle Corp. U.S.		7,400	1,091,648
CF Industries Holdings, Inc.		25,200	975,492
The Chemours Co. LLC		49,100	1,217,189
			3,284,329
Containers & Packaging - 0.1%
Berry Global Group, Inc. (l)		24,200	1,359,798
WestRock Co.		27,600	1,201,428
			2,561,226
Metals & Mining - 0.1%
Algoma Steel GP (c)(l)		10,220	0
Algoma Steel SCA (c)(l)		10,220	0
Elah Holdings, Inc. (l)		14	1,148
First Quantum Minerals Ltd.		63,200	1,134,512
			1,135,660

TOTAL MATERIALS			6,981,215

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		27,900	1,047,645
PG&E Corp. (l)		88,466	1,102,286
Portland General Electric Co.		140	5,988
			2,155,919
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		44,500	874,870

TOTAL UTILITIES			3,030,789

TOTAL COMMON STOCKS
(Cost $87,523,141)			112,935,813

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)		187	174,050
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		715	89,375
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $550,179)			266,141
		Principal Amount	Value

Bank Loan Obligations - 1.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (g)(h)(m)		481,363	482,479
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/27 (g)(h)(m)		95,000	95,297
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (g)(h)(m)		420,000	392,440
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 3/9/27 (g)(h)(m)		409,763	406,690
			1,376,906
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (g)(h)(m)		441,592	439,199
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1586% 10/22/26 (g)(h)(m)		115,000	115,312
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9048% 9/19/26 (g)(h)(m)		207,059	205,429
			320,741
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (g)(h)(m)		318,729	324,626

TOTAL COMMUNICATION SERVICES			2,461,472

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 12/16/25 (h)(m)(n)		50,000	50,625
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (g)(h)(m)		305,000	289,369
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (g)(h)(m)		600,320	601,821
			891,190
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (g)(h)(m)		488,775	329,821
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 2/5/26 (g)(h)(m)		970,423	955,381

TOTAL CONSUMER DISCRETIONARY			2,227,017

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (c)(g)(m)		69,601	70,123
Oil, Gas & Consumable Fuels - 0.4%
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (g)(h)(m)		1,178,920	1,170,078
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (f)(g)(h)(m)		6,150,000	5,104,500
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(h)(m)		74,063	68,138
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (g)(h)(m)		302,000	292,028
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (c)(f)(h)(m)		283,417	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (c)(f)(g)(h)(m)		122,000	0
			6,634,744

TOTAL ENERGY			6,704,867

FINANCIALS - 0.0%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (g)(h)(m)		191,862	191,781
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(g)(m)		292,782	292,782
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(g)(h)(m)		66,844	66,844
			359,626

TOTAL FINANCIALS			551,407

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 11/4/26 (g)(h)(m)		29,775	29,775
Health Care Providers & Services - 0.2%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(m)		370,000	369,382
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (g)(h)(m)		2,330,500	2,315,934
			2,685,316
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.148% 6/1/25 (g)(h)(m)		86,691	86,312

TOTAL HEALTH CARE			2,801,403

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (g)(h)(m)		138,262	131,349
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (g)(h)(m)		74,335	70,618
			201,967
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (g)(h)(m)		205,000	212,245
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (g)(h)(m)		240,406	246,416
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 1/23/27 (g)(h)(m)		114,425	113,996
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (g)(h)(m)		424,435	422,665
			536,661

TOTAL INDUSTRIALS			1,197,289

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 10/31/26 (g)(h)(m)		59,400	59,078
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (c)(g)(h)(m)		97,959	97,959
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (g)(h)(m)		1,477,179	1,149,866
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (c)(h)(m)(o)		171,429	171,429
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.898% 10/11/26 (g)(h)(m)		186,353	177,347
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.898% 10/11/25 (g)(h)(m)		545,205	536,798
			2,192,477
Software - 0.2%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 10/2/25 (g)(h)(m)		1,842,400	1,832,654
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.898% 9/29/24 (g)(h)(m)		211,246	211,088
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (g)(h)(m)		668,325	671,286
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(h)(m)		140,000	143,675
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/28/27 (g)(h)(m)		124,063	123,287
			2,981,990

TOTAL INFORMATION TECHNOLOGY			5,174,467

UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (g)(h)(m)		1,671,600	1,688,734
TOTAL BANK LOAN OBLIGATIONS
(Cost $22,799,829)			22,806,656
		Shares	Value

Fixed-Income Funds - 8.5%
Fidelity Floating Rate Central Fund (p)		1,335,379	132,269,326
Fidelity Mortgage Backed Securities Central Fund (p)		68	7,573
TOTAL FIXED-INCOME FUNDS
(Cost $136,941,837)			132,276,899
		Principal Amount	Value

Preferred Securities - 4.9%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd. 8.25% (q)		1,885,000	1,952,089
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (g)(q)		775,000	645,919
Energy Transfer Partners LP:
6.25% (g)(q)		3,540,000	2,897,870
6.625% (g)(q)		1,370,000	1,192,618
Eni SpA 3.375% (Reg. S) (g)(q)	EUR	695,000	916,866
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(g)(q)		550,000	575,917
MPLX LP 6.875% (g)(q)		1,550,000	1,535,417
Summit Midstream Partners LP 9.5% (g)(q)		148,000	48,017
			7,812,624
FINANCIALS - 4.2%
Banks - 3.6%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (g)(q)		200,000	209,567
8% (Reg. S) (g)(q)		475,000	497,866
Banco Do Brasil SA 6.25% (d)(g)(q)		560,000	580,975
Banco Mercantil del Norte SA:
6.875% (d)(g)(q)		295,000	315,098
7.625% (d)(g)(q)		210,000	241,086
Bank of America Corp.:
5.125% (g)(q)		1,950,000	2,064,956
5.2% (g)(q)		3,717,000	3,891,434
5.875% (g)(q)		5,125,000	5,881,079
6.25% (g)(q)		1,410,000	1,592,476
Citigroup, Inc.:
4.7% (g)(q)		3,805,000	3,984,909
5% (g)(q)		3,245,000	3,421,623
5.9% (g)(q)		1,455,000	1,560,432
5.95% (g)(q)		2,675,000	2,874,364
6.3% (g)(q)		270,000	294,842
Emirates NBD Bank PJSC 6.125% (Reg. S) (g)(q)		425,000	460,032
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (g)(q)		200,000	208,245
Huntington Bancshares, Inc. 5.7% (g)(q)		650,000	661,103
Itau Unibanco Holding SA 6.125% (d)(g)(q)		660,000	677,468
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5451% (g)(h)(q)		2,145,000	2,126,358
3 month U.S. LIBOR + 3.800% 4.0144% (g)(h)(q)		865,000	867,942
4% (g)(q)		4,805,000	4,931,659
4.6% (g)(q)		1,225,000	1,288,241
5% (g)(q)		1,660,000	1,780,871
6% (g)(q)		6,524,000	7,076,019
6.125% (g)(q)		850,000	935,511
6.75% (g)(q)		400,000	460,157
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(g)(q)		455,000	465,369
Tinkoff Credit Systems 9.25% (Reg. S) (g)(q)		1,005,000	1,071,888
Wells Fargo & Co.:
5.875% (g)(q)		2,600,000	2,954,878
5.9% (g)(q)		3,065,000	3,261,177
			56,637,625
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.920% 4.1279% (g)(h)(q)		3,165,000	3,177,068
4.4% (g)(q)		420,000	436,681
4.95% (g)(q)		710,000	764,876
5% (g)(q)		4,331,000	4,405,417
			8,784,042

TOTAL FINANCIALS			65,421,667

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(f)(q)		1,975,000	87,641
Marine - 0.0%
DP World Salaam 6% (Reg. S) (g)(q)		200,000	222,938

TOTAL INDUSTRIALS			310,579

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(g)(q)		255,000	275,061
TOTAL PREFERRED SECURITIES
(Cost $74,267,111)			75,772,020
		Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 0.11% (r)
(Cost $91,904,004)		91,894,179	91,912,557

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	$53,521
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	40,206
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	37,527

TOTAL PUT OPTIONS			131,254

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	163,157
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	49,200
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	82,355

TOTAL CALL OPTIONS			294,712

TOTAL PURCHASED SWAPTIONS
(Cost $504,878)			425,966
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,462,808,200)			1,545,808,908
NET OTHER ASSETS (LIABILITIES) - 0.8%			12,590,770
NET ASSETS - 100%			$1,558,399,678

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	3,700,000	$(110,595)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	3,700,000	(82,860)
TOTAL WRITTEN SWAPTIONS			$(193,455)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	157	March 2021	$21,678,266	$25,358	$25,358
CBOT 2-Year U.S. Treasury Note Contracts (United States)	150	March 2021	33,146,484	28,876	28,876
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	March 2021	252,328	596	596
CBOT Long Term U.S. Treasury Bond Contracts (United States)	6	March 2021	1,039,125	(4,044)	(4,044)
TOTAL FUTURES CONTRACTS					$50,786

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	246,000	USD	179,089	BNP Paribas	2/9/21	$10,636
AUD	7,383,000	USD	5,351,959	JPMorgan Chase Bank, N.A.	2/9/21	342,088
CAD	1,272,000	USD	991,687	Morgan Stanley	2/9/21	7,740
EUR	125,000	USD	148,304	BNP Paribas	2/9/21	4,532
EUR	316,000	USD	384,281	Brown Brothers Harriman & Co.	2/9/21	2,087
EUR	1,269,000	USD	1,534,698	Hsbc Bank Plc	2/9/21	16,889
EUR	495,000	USD	601,478	JPMorgan Chase Bank, N.A.	2/9/21	3,751
EUR	6,240,000	USD	7,574,106	JPMorgan Chase Bank, N.A.	2/9/21	55,449
EUR	182,000	USD	223,282	JPMorgan Chase Bank, N.A.	2/9/21	(753)
EUR	1,143,000	USD	1,362,549	Morgan Stanley	2/9/21	34,980
GBP	2,426,000	USD	3,241,255	BNP Paribas	2/9/21	77,165
GBP	1,586,000	USD	2,102,960	State Street Bank	2/9/21	66,461
USD	9,877,234	AUD	13,830,000	JPMorgan Chase Bank, N.A.	2/9/21	(788,981)
USD	16,393,052	CAD	21,595,000	CIBC World Markets	2/9/21	(574,412)
USD	5,537,787	EUR	4,672,000	BNP Paribas	2/9/21	(174,597)
USD	185,886	EUR	157,000	BNP Paribas	2/9/21	(6,076)
USD	1,686,151	EUR	1,404,000	BNP Paribas	2/9/21	(30,499)
USD	3,557,217	EUR	2,931,000	BNP Paribas	2/9/21	(26,473)
USD	234,236	EUR	198,000	CIBC World Markets	2/9/21	(7,856)
USD	5,808,864	EUR	4,867,000	Citibank NA	2/9/21	(141,944)
USD	3,077,194	EUR	2,527,000	Citibank NA	2/9/21	(12,531)
USD	3,077,194	EUR	2,527,000	Citibank NA	2/9/21	(12,531)
USD	2,853,223	EUR	2,422,000	Hsbc Bank Plc	2/9/21	(108,120)
USD	437,586	EUR	368,000	Hsbc Bank Plc	2/9/21	(12,362)
USD	72,317,495	EUR	61,626,000	Hsbc Bank Plc	2/9/21	(3,031,692)
USD	303,604	EUR	255,000	JPMorgan Chase Bank, N.A.	2/9/21	(8,181)
USD	2,088,052	EUR	1,711,000	National Australia Bank	2/9/21	(3,962)
USD	1,197,872	EUR	1,012,000	State Street Bank	2/9/21	(39,485)
USD	8,988,859	GBP	6,924,000	Barclays Bank PLC	2/9/21	(482,180)
USD	3,280,962	GBP	2,483,000	Brown Brothers Harriman & Co.	2/9/21	(115,426)
USD	17,462,343	JPY	1,821,724,000	Hsbc Bank Plc	2/9/21	(188,144)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(5,144,427)
					Unrealized Appreciation	621,778
					Unrealized Depreciation	(5,766,205)

For the period, the average contract value for forward foreign currency contracts was $217,458,533. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$1,315,000	$365	$0	$365
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	46,000	115	0	115
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,987,000	34,584	0	34,584
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	34,000	(2,960)	0	(2,960)

TOTAL INTEREST RATE SWAPS							$32,104	$0	$32,104

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

IDR – Indonesian rupiah

JPY – Japanese yen

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

UAH – Ukrainian hryvnia

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,157,459 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,954,496 or 29.2% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $317,286.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $129,443.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Non-income producing

 (m) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (n) The coupon rate will be determined upon settlement of the loan after period end.

 (o) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $171,429 and $171,429, respectively.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$1,368,874
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/20	$99,538
Mesquite Energy, Inc. 15% 7/15/23	11/5/20	$175,000
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$547,584
Fidelity Floating Rate Central Fund	6,925,069
Fidelity Mortgage Backed Securities Central Fund	256,813
Fidelity Securities Lending Cash Central Fund	532
Total	$7,729,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $131,470,128. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund was $1,662 and $0, respectively, during the period. Purchases and sales of the Fidelity Cash Central Fund were $701,536,515 and $741,095,748, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$137,478,893	$19,246,463	$22,008,820	$(891,072)	$(1,556,138)	$132,269,326	7.1%
Fidelity Mortgage Backed Securities Central Fund	--	35,565,727	35,324,952	(233,205)	3	7,573	0.0%
Total	$137,478,893	$54,812,190	$57,333,772	$(1,124,277)	$(1,556,135)	$132,276,899

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,708,934	$12,686,769	$73,397	$948,768
Consumer Discretionary	19,083,957	18,498,478	--	585,479
Consumer Staples	5,043,618	4,351,822	--	691,796
Energy	15,781,188	14,242,015	--	1,539,173
Financials	2,788,747	2,685,164	--	103,583
Health Care	9,876,100	9,812,922	--	63,178
Industrials	6,391,111	6,355,942	182	34,987
Information Technology	30,516,295	30,516,295	--	--
Materials	6,981,215	6,981,215	--	--
Utilities	3,030,789	3,030,789	--	--
Corporate Bonds	596,354,340	--	595,968,968	385,372
U.S. Government and Government Agency Obligations	270,188,172	--	270,188,172	--
Foreign Government and Government Agency Obligations	242,870,344	--	242,870,344	--
Bank Loan Obligations	22,806,656	--	22,107,519	699,137
Fixed-Income Funds	132,276,899	132,276,899	--	--
Preferred Securities	75,772,020	--	75,772,020	--
Money Market Funds	91,912,557	91,912,557	--	--
Purchased Swaptions	425,966	--	425,966	--
Total Investments in Securities:	$1,545,808,908	$333,350,867	$1,207,406,568	$5,051,473
Derivative Instruments:
Assets
Futures Contracts	$54,830	$54,830	$--	$--
Forward Foreign Currency Contracts	621,778	--	621,778	--
Swaps	35,064	--	35,064	--
Total Assets	$711,672	$54,830	$656,842	$--
Liabilities
Futures Contracts	$(4,044)	$(4,044)	$--	$--
Forward Foreign Currency Contracts	(5,766,205)	--	(5,766,205)	--
Swaps	(2,960)	--	(2,960)	--
Written Swaptions	(193,455)	--	(193,455)	--
Total Liabilities	$(5,966,664)	$(4,044)	$(5,962,620)	$--
Total Derivative Instruments:	$(5,254,992)	$50,786	$(5,305,778)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$621,778	$(5,766,205)
Total Foreign Exchange Risk	621,778	(5,766,205)
Interest Rate Risk
Futures Contracts(b)	54,830	(4,044)
Purchased Swaptions(c)	425,966	0
Swaps(d)	35,064	(2,960)
Written Swaptions(e)	0	(193,455)
Total Interest Rate Risk	515,860	(200,459)
Total Value of Derivatives	$1,137,638	$(5,966,664)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.4%
Germany	4.4%
Canada	2.4%
Luxembourg	2.3%
Netherlands	1.7%
Mexico	1.7%
Japan	1.2%
United Kingdom	1.1%
Cayman Islands	1.1%
Turkey	1.1%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,233,962,359)	$1,321,619,452
Fidelity Central Funds (cost $228,845,841)	224,189,456
Total Investment in Securities (cost $1,462,808,200)		$1,545,808,908
Cash		8,303,467
Foreign currency held at value (cost $130,104)		136,316
Receivable for investments sold		1,845,583
Receivable for premium on written options		184,815
Unrealized appreciation on forward foreign currency contracts		621,778
Receivable for fund shares sold		397,584
Dividends receivable		24,492
Interest receivable		12,558,796
Distributions receivable from Fidelity Central Funds		7,436
Receivable for daily variation margin on futures contracts		18,800
Receivable for daily variation margin on centrally cleared OTC swaps		2,022
Prepaid expenses		1,582
Other receivables		641
Total assets		1,569,912,220
Liabilities
Payable for investments purchased
Regular delivery	$3,739,120
Delayed delivery	325,000
Unrealized depreciation on forward foreign currency contracts	5,766,205
Payable for fund shares redeemed	393,223
Accrued management fee	706,157
Distribution and service plan fees payable	109,982
Written options, at value (premium receivable $184,815)	193,455
Other affiliated payables	157,435
Other payables and accrued expenses	121,965
Total liabilities		11,512,542
Net Assets		$1,558,399,678
Net Assets consist of:
Paid in capital		$1,474,866,811
Total accumulated earnings (loss)		83,532,867
Net Assets		$1,558,399,678
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($79,319,738 ÷ 6,714,311 shares)		$11.81
Service Class:
Net Asset Value, offering price and redemption price per share ($426,327 ÷ 36,108 shares)		$11.81
Service Class 2:
Net Asset Value, offering price and redemption price per share ($534,028,533 ÷ 45,699,787 shares)		$11.69
Investor Class:
Net Asset Value, offering price and redemption price per share ($944,625,080 ÷ 80,261,010 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends		$4,554,364
Interest		47,285,048
Income from Fidelity Central Funds (including $532 from security lending)		7,514,843
Total income		59,354,255
Expenses
Management fee	$8,209,944
Transfer agent fees	1,325,232
Distribution and service plan fees	1,247,535
Accounting fees	506,011
Custodian fees and expenses	55,881
Independent trustees' fees and expenses	4,868
Registration fees	15
Audit	117,171
Legal	5,808
Miscellaneous	14,198
Total expenses before reductions	11,486,663
Expense reductions	(25,849)
Total expenses after reductions		11,460,814
Net investment income (loss)		47,893,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,229,997
Affiliated in-kind	823,366
Fidelity Central Funds	(1,122,615)
Forward foreign currency contracts	(4,240,713)
Foreign currency transactions	213,948
Futures contracts	3,037,356
Swaps	(752,094)
Written options	(122,256)
Capital gain distributions from Fidelity Central Funds	215,155
Total net realized gain (loss)		15,282,144
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	43,289,222
Fidelity Central Funds	(1,556,136)
Forward foreign currency contracts	(4,202,906)
Assets and liabilities in foreign currencies	1,094
Futures contracts	398,229
Swaps	(90,784)
Written options	(10,704)
Delayed delivery commitments	27,348
Total change in net unrealized appreciation (depreciation)		37,855,363
Net gain (loss)		53,137,507
Net increase (decrease) in net assets resulting from operations		$101,030,948

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,893,441	$53,140,468
Net realized gain (loss)	15,282,144	13,109,968
Change in net unrealized appreciation (depreciation)	37,855,363	84,091,127
Net increase (decrease) in net assets resulting from operations	101,030,948	150,341,563
Distributions to shareholders	(61,920,679)	(60,335,625)
Share transactions - net increase (decrease)	(39,226,740)	78,995,652
Total increase (decrease) in net assets	(116,471)	169,001,590
Net Assets
Beginning of period	1,558,516,149	1,389,514,559
End of period	$1,558,399,678	$1,558,516,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.75	$11.50	$11.07	$10.60
Income from Investment Operations
Net investment income (loss)A	.380	.421	.418B	.399	.429
Net realized and unrealized gain (loss)	.477	.749	(.716)B	.462	.446
Total from investment operations	.857	1.170	(.298)	.861	.875
Distributions from net investment income	(.385)	(.385)	(.444)	(.371)	(.405)
Distributions from net realized gain	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.497)	(.470)	(.452)	(.431)	(.405)
Net asset value, end of period	$11.81	$11.45	$10.75	$11.50	$11.07
Total ReturnC,D	7.52%	10.89%	(2.57)%	7.79%	8.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%	.67%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.67%	.67%	.66%	.67%	.68%
Expenses net of all reductions	.66%	.66%	.66%	.67%	.68%
Net investment income (loss)	3.32%	3.67%	3.66%	3.45%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$79,320	$83,769	$82,529	$96,952	$91,630
Portfolio turnover rateG	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$10.72	$11.47	$11.05	$10.59
Income from Investment Operations
Net investment income (loss)A	.371	.409	.406B	.389	.417
Net realized and unrealized gain (loss)	.489	.750	(.715)B	.461	.444
Total from investment operations	.860	1.159	(.309)	.850	.861
Distributions from net investment income	(.358)	(.374)	(.433)	(.370)	(.401)
Distributions from net realized gain	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.470)	(.459)	(.441)	(.430)	(.401)
Net asset value, end of period	$11.81	$11.42	$10.72	$11.47	$11.05
Total ReturnC,D	7.56%	10.82%	(2.68)%	7.71%	8.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.77%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.77%	.76%	.76%	.77%	.78%
Net investment income (loss)	3.21%	3.57%	3.56%	3.35%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$426	$1,945	$1,745	$1,899	$526
Portfolio turnover rateG	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$10.65	$11.40	$10.98	$10.52
Income from Investment Operations
Net investment income (loss)A	.348	.389	.385B	.368	.398
Net realized and unrealized gain (loss)	.471	.745	(.709)B	.459	.444
Total from investment operations	.819	1.134	(.324)	.827	.842
Distributions from net investment income	(.357)	(.359)	(.418)	(.347)	(.382)
Distributions from net realized gain	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.469)	(.444)	(.426)	(.407)	(.382)
Net asset value, end of period	$11.69	$11.34	$10.65	$11.40	$10.98
Total ReturnC,D	7.25%	10.66%	(2.82)%	7.54%	8.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%	.92%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.92%	.92%	.91%	.92%	.93%
Expenses net of all reductions	.91%	.91%	.91%	.92%	.93%
Net investment income (loss)	3.07%	3.42%	3.41%	3.20%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$534,029	$502,859	$397,785	$374,227	$260,789
Portfolio turnover rateG	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.71	$11.46	$11.03	$10.57
Income from Investment Operations
Net investment income (loss)A	.375	.416	.413B	.394	.424
Net realized and unrealized gain (loss)	.478	.750	(.715)B	.463	.438
Total from investment operations	.853	1.166	(.302)	.857	.862
Distributions from net investment income	(.381)	(.381)	(.440)	(.367)	(.402)
Distributions from net realized gain	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.493)	(.466)	(.448)	(.427)	(.402)
Net asset value, end of period	$11.77	$11.41	$10.71	$11.46	$11.03
Total ReturnC,D	7.51%	10.89%	(2.62)%	7.78%	8.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.70%	.70%	.70%	.71%	.72%
Net investment income (loss)	3.28%	3.63%	3.63%	3.41%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$944,625	$969,943	$907,456	$1,072,701	$945,087
Portfolio turnover rateG	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, losses deferred due to wash sales, futures transactions, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,044,987
Gross unrealized depreciation	(51,952,281)
Net unrealized appreciation (depreciation)	$82,092,706
Tax Cost	$1,457,989,990

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$964,412
Undistributed long-term capital gain	$847,216
Net unrealized appreciation (depreciation) on securities and other investments	$76,576,815

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$55,710,999	$ 53,895,816
Long-term Capital Gains	6,209,680	6,439,809
Total	$61,920,679	$ 60,335,625

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(4,240,713)	$(4,202,906)
Total Foreign Exchange Risk	(4,240,713)	(4,202,906)
Interest Rate Risk
Futures Contracts	3,037,356	398,229
Purchased Options	1,632,570	(101,058)
Swaps	(752,094)	(90,784)
Written Options	(122,256)	(10,704)
Total Interest Rate Risk	3,795,576	195,683
Totals	$(445,137)	$(4,007,223)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	1,096,079,864	1,026,411,178

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$745
Service Class 2	1,246,790
$1,247,535

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$53,033.07
Service Class	506.07
Service Class 2	339,127.07
Investor Class	932,566.10
	$1,325,232

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$618

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $592,513 and $2,059,402, respectively.

Affiliated Exchanges In-Kind. During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $33,308,914 in exchange for 294,144 shares of the Central Fund. The net realized gain of $823,366 on investments delivered in-kind is included in the accompanying Statement of Operations. The Fund recognized net gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Strategic Income Portfolio	$3,520

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Strategic Income Portfolio	$51	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,980 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $20,779.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,090.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$3,223,768	$3,300,863
Service Class	18,054	75,615
Service Class 2	20,586,910	18,874,089
Investor Class	38,091,947	38,085,058
Total	$61,920,679	$60,335,625

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Initial Class
Shares sold	621,919	646,742	$7,201,199	$7,430,356
Reinvestment of distributions	274,674	288,789	3,223,768	3,300,863
Shares redeemed	(1,495,726)	(1,299,251)	(16,896,208)	(14,908,838)
Net increase (decrease)	(599,133)	(363,720)	$(6,471,241)	$(4,177,619)
Service Class
Shares sold	11,015	13,557	$121,592	$154,777
Reinvestment of distributions	448	5,535	5,237	63,098
Shares redeemed	(145,627)	(11,610)	(1,451,012)	(131,118)
Net increase (decrease)	(134,164)	7,482	$(1,324,183)	$86,757
Service Class 2
Shares sold	6,290,432	8,160,489	$71,388,158	$92,979,352
Reinvestment of distributions	1,772,164	1,667,322	20,586,910	18,874,089
Shares redeemed	(6,717,654)	(2,834,317)	(74,651,617)	(31,977,779)
Net increase (decrease)	1,344,942	6,993,494	$17,323,451	$79,875,662
Investor Class
Shares sold	3,035,320	3,055,170	$34,858,018	$35,020,378
Reinvestment of distributions	3,256,630	3,343,728	38,091,947	38,085,058
Shares redeemed	(11,014,938)	(6,123,366)	(121,704,732)	(69,894,584)
Net increase (decrease)	(4,722,988)	275,532	$(48,754,767)	$3,210,852

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 64% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Strategic Income Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Strategic Income Portfolio
Initial Class	.66%
Actual		$1,000.00	$1,083.80	$3.46
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Service Class	.75%
Actual		$1,000.00	$1,084.30	$3.93
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Service Class 2.91%
Actual		$1,000.00	$1,083.10	$4.76
Hypothetical-C		$1,000.00	$1,020.56	$4.62
Investor Class	.69%
Actual		$1,000.00	$1,084.70	$3.62
Hypothetical-C		$1,000.00	$1,021.67	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Strategic Income Portfolio
Initial Class	02/12/21	02/12/21	$0.015
Service Class	02/12/21	02/12/21	$0.015
Service Class 2	02/12/21	02/12/21	$0.014
Investor Class	02/12/21	02/12/21	$0.015

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $5,841,629, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class, Service Class, Service Class 2, and Investor Class designate 1% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in October 2019 and April 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Strategic Income Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Strategic Income
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
64
65
63
61
61
62
63
61
61
61
56
56
56
56
55
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	24%	23%	20%	21%	19%
Funds	51	54	56	54	69
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPSI-ANN-0221
1.796350.118

Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	10.47%	6.57%	4.97%
Service Class	10.38%	6.47%	4.87%
Service Class 2	10.29%	6.31%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,243	VIP Freedom Income Portfolio℠ - Initial Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	11.25%	7.46%	6.03%
Service Class	11.07%	7.34%	5.91%
Service Class 2	10.93%	7.19%	5.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,955	VIP Freedom 2005 Portfolio℠ - Initial Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	12.49%	8.37%	7.03%
Service Class	12.39%	8.26%	6.93%
Service Class 2	12.24%	8.10%	6.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,727	VIP Freedom 2010 Portfolio℠ - Initial Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	13.76%	9.27%	7.60%
Service Class	13.62%	9.16%	7.49%
Service Class 2	13.56%	8.99%	7.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,802	VIP Freedom 2015 Portfolio℠ - Initial Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	15.06%	10.00%	8.16%
Service Class	14.92%	9.88%	8.04%
Service Class 2	14.72%	9.70%	7.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,914	VIP Freedom 2020 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	15.95%	10.58%	8.89%
Service Class	15.83%	10.48%	8.78%
Service Class 2	15.68%	10.30%	8.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,439	VIP Freedom 2025 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	16.89%	11.58%	9.51%
Service Class	16.76%	11.48%	9.40%
Service Class 2	16.64%	11.31%	9.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,805	VIP Freedom 2030 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2035 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	18.28%	12.51%	10.20%
Service Class	18.15%	12.39%	10.09%
Service Class 2	17.96%	12.21%	9.92%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,406	VIP Freedom 2035 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2040 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	19.28%	12.77%	10.38%
Service Class	19.16%	12.66%	10.27%
Service Class 2	18.99%	12.49%	10.10%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,844	VIP Freedom 2040 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2045 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	19.27%	12.77%	10.44%
Service Class	19.18%	12.66%	10.33%
Service Class 2	18.97%	12.49%	10.16%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,996	VIP Freedom 2045 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2050 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Initial Class	19.28%	12.76%	10.44%
Service Class	19.17%	12.65%	10.33%
Service Class 2	18.99%	12.50%	10.17%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio℠ - Initial Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,985	VIP Freedom 2050 Portfolio℠ - Initial Class
$36,700	S&P 500® Index

VIP Freedom 2055 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Life of Portfolio
Initial Class	19.28%	18.18%
Service Class	19.11%	18.04%
Service Class 2	19.01%	17.87%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2055 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,342	VIP Freedom 2055 Portfolio℠ - Initial Class
$13,433	S&P 500® Index

VIP Freedom 2060 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Life of Portfolio
Initial Class	19.30%	18.19%
Service Class	19.22%	18.11%
Service Class 2	19.04%	17.89%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2060 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,345	VIP Freedom 2060 Portfolio℠ - Initial Class
$13,433	S&P 500® Index

VIP Freedom 2065 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Life of Portfolio
Initial Class	19.35%	18.18%
Service Class	19.16%	18.03%
Service Class 2	19.03%	17.89%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2065 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,343	VIP Freedom 2065 Portfolio℠ - Initial Class
$13,433	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Freedom Fund posted a double-digit gain, ranging from about 10% for VIP Freedom Income Portfolio to roughly 19% for VIP Freedom 2065 Portfolio. Each Portfolio outpaced its Composite index in 2020. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, while performance among U.S. equities and investment-grade bonds helped to a lesser extent. Among non-U.S. equities, Fidelity® VIP Emerging Markets Portfolio (+31.27%) and Fidelity® VIP Overseas Portfolio (+15.61%) led the way, as both funds handily topped their benchmark. Within U.S. equities, Fidelity® VIP Contrafund Portfolio (+30.57%) contributed most. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+9.39%) also helped, as it outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (+7.51%). Top-down, active asset allocation decisions had mixed results in 2020. On one hand, overweighting non-U.S. equities made a notable contribution to the Portfolios’ relative performance, as did an underweighting in investment-grade bonds. Conversely, the Portfolios’ underexposure to U.S. equities detracted, as this was the strongest-performing asset class for the year. Out-of-Composite exposure to high-yield bonds and overweighting in inflation-protected debt securities also held back the Portfolios’ relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	41.0
VIP Government Money Market Portfolio Initial Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio Initial Class	7.9
VIP Overseas Portfolio Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.5
VIP Equity-Income Portfolio Initial Class	1.3
VIP Growth Portfolio Initial Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.1%
Bond Funds	57.3%
Short-Term Funds	22.7%

VIP Freedom Income Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	19,401	$934,527
VIP Equity-Income Portfolio Initial Class (a)	41,270	986,356
VIP Growth & Income Portfolio Initial Class (a)	50,244	1,123,457
VIP Growth Portfolio Initial Class (a)	9,244	952,179
VIP Mid Cap Portfolio Initial Class (a)	7,035	272,392
VIP Value Portfolio Initial Class (a)	45,229	721,408
VIP Value Strategies Portfolio Initial Class (a)	26,047	352,933
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,672,564)		5,343,252

International Equity Funds - 13.1%
VIP Emerging Markets Portfolio Initial Class (a)	411,648	6,071,802
VIP Overseas Portfolio Initial Class (a)	152,455	4,043,108
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,679,702)		10,114,910

Bond Funds - 57.3%
Fidelity Inflation-Protected Bond Index Fund (a)	840,297	9,276,880
Fidelity Long-Term Treasury Bond Index Fund (a)	111,509	1,778,565
VIP High Income Portfolio Initial Class (a)	290,601	1,543,093
VIP Investment Grade Bond Portfolio Initial Class (a)	2,244,089	31,619,218
TOTAL BOND FUNDS
(Cost $40,748,277)		44,217,756

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $17,515,214)	17,515,214	17,515,214
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $68,615,757)		77,191,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,329)
NET ASSETS - 100%		$77,182,803

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,968,463	$5,900,722	$4,279,036	$110,227	$11,716	$675,015	$9,276,880
Fidelity Long-Term Treasury Bond Index Fund	1,464,713	1,393,358	1,263,690	64,973	82,168	102,016	1,778,565
VIP Contrafund Portfolio Initial Class	646,934	1,065,634	980,816	5,744	72,475	130,300	934,527
VIP Emerging Markets Portfolio Initial Class	3,527,180	5,314,899	3,958,999	488,455	27,174	1,161,548	6,071,802
VIP Equity-Income Portfolio Initial Class	683,365	1,238,203	996,254	46,843	(14,074)	75,116	986,356
VIP Government Money Market Portfolio Initial Class 0.01%	13,672,664	13,595,413	9,752,863	46,432	--	--	17,515,214
VIP Growth & Income Portfolio Initial Class	779,128	1,408,665	1,136,032	60,323	68,286	3,410	1,123,457
VIP Growth Portfolio Initial Class	661,184	1,116,111	1,044,408	73,965	155,862	63,430	952,179
VIP High Income Portfolio Initial Class	1,164,339	1,145,166	745,883	71,031	(22,028)	1,499	1,543,093
VIP Investment Grade Bond Portfolio Initial Class	23,759,506	20,375,674	14,154,889	653,490	(42,795)	1,681,722	31,619,218
VIP Mid Cap Portfolio Initial Class	189,779	290,056	267,342	1,425	(3,531)	63,430	272,392
VIP Overseas Portfolio Initial Class	3,774,439	3,595,377	3,805,823	33,463	(106,438)	585,553	4,043,108
VIP Value Portfolio Initial Class	502,068	873,311	736,876	28,573	383	82,522	721,408
VIP Value Strategies Portfolio Initial Class	246,043	412,403	351,775	16,791	(5,712)	51,974	352,933
	58,039,805	57,724,992	43,474,686	1,701,735	223,486	4,677,535	77,191,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,343,252	$5,343,252	$--	$--
International Equity Funds	10,114,910	10,114,910	--	--
Bond Funds	44,217,756	44,217,756	--	--
Short-Term Funds	17,515,214	17,515,214	--	--
Total Investments in Securities:	$77,191,132	$77,191,132	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $68,615,757)	$77,191,132
Total Investment in Securities (cost $68,615,757)		$77,191,132
Cash		5
Receivable for investments sold		1,103,727
Receivable for fund shares sold		23,901
Total assets		78,318,765
Liabilities
Payable for investments purchased	$589,094
Payable for fund shares redeemed	538,539
Distribution and service plan fees payable	8,329
Total liabilities		1,135,962
Net Assets		$77,182,803
Net Assets consist of:
Paid in capital		$67,938,517
Total accumulated earnings (loss)		9,244,286
Net Assets		$77,182,803
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,853,904 ÷ 1,322,661 shares)		$12.74
Service Class:
Net Asset Value, offering price and redemption price per share ($32,810,450 ÷ 2,577,438 shares)		$12.73
Service Class 2:
Net Asset Value, offering price and redemption price per share ($27,518,449 ÷ 2,170,898 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$919,124
Expenses
Distribution and service plan fees	$83,476
Independent trustees' fees and expenses	208
Total expenses		83,684
Net investment income (loss)		835,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	223,486
Capital gain distributions from underlying funds:
Affiliated issuers	782,611
Total net realized gain (loss)		1,006,097
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,677,535
Total change in net unrealized appreciation (depreciation)		4,677,535
Net gain (loss)		5,683,632
Net increase (decrease) in net assets resulting from operations		$6,519,072

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$835,440	$1,102,725
Net realized gain (loss)	1,006,097	1,094,578
Change in net unrealized appreciation (depreciation)	4,677,535	3,237,264
Net increase (decrease) in net assets resulting from operations	6,519,072	5,434,567
Distributions to shareholders	(1,976,401)	(2,106,455)
Share transactions - net increase (decrease)	14,606,211	10,073,022
Total increase (decrease) in net assets	19,148,882	13,401,134
Net Assets
Beginning of period	58,033,921	44,632,787
End of period	$77,182,803	$58,033,921

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.08	$11.63	$10.98	$10.78
Income from Investment Operations
Net investment income (loss)A	.17	.27	.22	.19	.16
Net realized and unrealized gain (loss)	1.06	1.03	(.45)	.74	.32
Total from investment operations	1.23	1.30	(.23)	.93	.48
Distributions from net investment income	(.16)	(.25)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.38)	(.49)B	(.32)B	(.28)	(.28)B
Net asset value, end of period	$12.74	$11.89	$11.08	$11.63	$10.98
Total ReturnC,D	10.47%	11.94%	(1.96)%	8.48%	4.50%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.40%	2.31%	1.90%	1.67%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16,854	$14,870	$14,582	$16,086	$14,956
Portfolio turnover rateG	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.07	$11.63	$10.97	$10.78
Income from Investment Operations
Net investment income (loss)A	.16	.26	.21	.18	.15
Net realized and unrealized gain (loss)	1.06	1.03	(.46)	.75	.31
Total from investment operations	1.22	1.29	(.25)	.93	.46
Distributions from net investment income	(.15)	(.24)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.37)	(.48)B	(.31)B	(.27)	(.27)B
Net asset value, end of period	$12.73	$11.88	$11.07	$11.63	$10.97
Total ReturnC,D	10.38%	11.87%	(2.12)%	8.49%	4.32%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.30%	2.21%	1.80%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$32,810	$24,831	$14,591	$11,227	$9,286
Portfolio turnover rateF	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.03	$11.59	$10.93	$10.74
Income from Investment Operations
Net investment income (loss)A	.14	.24	.19	.16	.13
Net realized and unrealized gain (loss)	1.06	1.02	(.45)	.75	.31
Total from investment operations	1.20	1.26	(.26)	.91	.44
Distributions from net investment income	(.13)	(.22)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.35)	(.46)B	(.30)	(.25)	(.25)
Net asset value, end of period	$12.68	$11.83	$11.03	$11.59	$10.93
Total ReturnC,D	10.29%	11.63%	(2.27)%	8.36%	4.17%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.15%	2.06%	1.65%	1.42%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$27,518	$18,333	$15,459	$14,911	$14,007
Portfolio turnover rateF	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	39.3
VIP Government Money Market Portfolio Initial Class 0.01%	20.4
Fidelity Inflation-Protected Bond Index Fund	11.2
VIP Emerging Markets Portfolio Initial Class	8.4
VIP Overseas Portfolio Initial Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP Growth & Income Portfolio Initial Class	2.1
VIP High Income Portfolio Initial Class	2.0
VIP Equity-Income Portfolio Initial Class	1.8
VIP Growth Portfolio Initial Class	1.7
95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.8%
International Equity Funds	15.0%
Bond Funds	54.8%
Short-Term Funds	20.4%

VIP Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 9.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	5,697	$274,430
VIP Equity-Income Portfolio Initial Class (a)	12,119	289,644
VIP Growth & Income Portfolio Initial Class (a)	14,754	329,907
VIP Growth Portfolio Initial Class (a)	2,715	279,618
VIP Mid Cap Portfolio Initial Class (a)	2,066	79,989
VIP Value Portfolio Initial Class (a)	13,282	211,844
VIP Value Strategies Portfolio Initial Class (a)	7,649	103,642
TOTAL DOMESTIC EQUITY FUNDS
(Cost $999,307)		1,569,074

International Equity Funds - 15.0%
VIP Emerging Markets Portfolio Initial Class (a)	91,847	1,354,742
VIP Overseas Portfolio Initial Class (a)	39,616	1,050,628
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,610,054)		2,405,370

Bond Funds - 54.8%
Fidelity Inflation-Protected Bond Index Fund (a)	162,547	1,794,523
Fidelity Long-Term Treasury Bond Index Fund (a)	23,174	369,621
VIP High Income Portfolio Initial Class (a)	60,392	320,681
VIP Investment Grade Bond Portfolio Initial Class (a)	447,568	6,306,239
TOTAL BOND FUNDS
(Cost $8,001,476)		8,791,064

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,275,991)	3,275,991	3,275,991
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,886,828)		16,041,499
NET OTHER ASSETS (LIABILITIES) - 0.0%		(490)
NET ASSETS - 100%		$16,041,009

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,498,652	$782,226	$631,753	$21,659	$5,369	$140,029	$1,794,523
Fidelity Long-Term Treasury Bond Index Fund	348,058	229,326	255,321	14,146	17,336	30,222	369,621
VIP Contrafund Portfolio Initial Class	247,913	217,262	260,212	1,965	16,906	52,561	274,430
VIP Emerging Markets Portfolio Initial Class	938,675	955,840	804,538	118,954	19,830	244,935	1,354,742
VIP Equity-Income Portfolio Initial Class	261,867	273,542	256,594	16,003	(6,373)	17,202	289,644
VIP Government Money Market Portfolio Initial Class 0.01%	2,820,355	2,007,655	1,552,019	9,701	--	--	3,275,991
VIP Growth & Income Portfolio Initial Class	298,559	311,349	293,184	20,588	7,359	5,824	329,907
VIP Growth Portfolio Initial Class	253,381	233,579	280,887	25,884	39,284	34,261	279,618
VIP High Income Portfolio Initial Class	276,690	165,254	115,602	14,820	(6,387)	726	320,681
VIP Investment Grade Bond Portfolio Initial Class	5,329,156	2,868,577	2,267,613	130,853	5,837	370,282	6,306,239
VIP Mid Cap Portfolio Initial Class	72,725	62,750	72,497	441	(1,137)	18,148	79,989
VIP Overseas Portfolio Initial Class	1,157,412	724,051	964,610	9,270	4,768	129,007	1,050,628
VIP Value Portfolio Initial Class	192,386	194,696	191,764	9,829	127	16,399	211,844
VIP Value Strategies Portfolio Initial Class	94,278	94,785	95,302	5,855	(4,324)	14,205	103,642
	13,790,107	9,120,892	8,041,896	399,968	98,595	1,073,801	16,041,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,569,074	$1,569,074	$--	$--
International Equity Funds	2,405,370	2,405,370	--	--
Bond Funds	8,791,064	8,791,064	--	--
Short-Term Funds	3,275,991	3,275,991	--	--
Total Investments in Securities:	$16,041,499	$16,041,499	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,886,828)	$16,041,499
Total Investment in Securities (cost $13,886,828)		$16,041,499
Cash		15
Receivable for investments sold		185,356
Receivable for fund shares sold		71,921
Total assets		16,298,791
Liabilities
Payable for investments purchased	$205,967
Payable for fund shares redeemed	51,304
Distribution and service plan fees payable	511
Total liabilities		257,782
Net Assets		$16,041,009
Net Assets consist of:
Paid in capital		$13,675,526
Total accumulated earnings (loss)		2,365,483
Net Assets		$16,041,009
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($10,081,844 ÷ 739,864 shares)		$13.63
Service Class:
Net Asset Value, offering price and redemption price per share ($5,672,807 ÷ 413,711 shares)		$13.71
Service Class 2:
Net Asset Value, offering price and redemption price per share ($286,358 ÷ 21,076 shares)		$13.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$193,461
Expenses
Distribution and service plan fees	$5,620
Independent trustees' fees and expenses	47
Total expenses		5,667
Net investment income (loss)		187,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	98,595
Capital gain distributions from underlying funds:
Affiliated issuers	206,507
Total net realized gain (loss)		305,102
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,073,801
Total change in net unrealized appreciation (depreciation)		1,073,801
Net gain (loss)		1,378,903
Net increase (decrease) in net assets resulting from operations		$1,566,697

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,794	$260,505
Net realized gain (loss)	305,102	357,460
Change in net unrealized appreciation (depreciation)	1,073,801	912,000
Net increase (decrease) in net assets resulting from operations	1,566,697	1,529,965
Distributions to shareholders	(577,014)	(462,350)
Share transactions - net increase (decrease)	1,261,527	2,131,032
Total increase (decrease) in net assets	2,251,210	3,198,647
Net Assets
Beginning of period	13,789,799	10,591,152
End of period	$16,041,009	$13,789,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$11.65	$12.39	$11.51	$11.29
Income from Investment Operations
Net investment income (loss)A	.17	.27	.22	.20	.17
Net realized and unrealized gain (loss)	1.23	1.32	(.58)	1.06	.38
Total from investment operations	1.40	1.59	(.36)	1.26	.55
Distributions from net investment income	(.17)	(.27)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.52)	(.49)	(.38)B	(.38)	(.33)
Net asset value, end of period	$13.63	$12.75	$11.65	$12.39	$11.51
Total ReturnC,D	11.25%	13.81%	(2.95)%	11.06%	5.00%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.31%	2.18%	1.80%	1.65%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$10,082	$9,364	$8,191	$7,931	$6,363
Portfolio turnover rateG	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$11.72	$12.46	$11.58	$11.36
Income from Investment Operations
Net investment income (loss)A	.16	.26	.21	.19	.16
Net realized and unrealized gain (loss)	1.23	1.33	(.58)	1.06	.38
Total from investment operations	1.39	1.59	(.37)	1.25	.54
Distributions from net investment income	(.16)	(.26)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.51)	(.48)	(.37)	(.37)	(.32)
Net asset value, end of period	$13.71	$12.83	$11.72	$12.46	$11.58
Total ReturnB,C	11.07%	13.71%	(3.01)%	10.90%	4.89%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.21%	2.08%	1.70%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$5,673	$4,248	$2,279	$1,222	$558
Portfolio turnover rateE	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$11.62	$12.37	$11.50	$11.28
Income from Investment Operations
Net investment income (loss)A	.14	.24	.19	.17	.14
Net realized and unrealized gain (loss)	1.22	1.32	(.59)	1.05	.39
Total from investment operations	1.36	1.56	(.40)	1.22	.53
Distributions from net investment income	(.14)	(.24)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.49)	(.46)	(.35)	(.35)	(.31)B
Net asset value, end of period	$13.59	$12.72	$11.62	$12.37	$11.50
Total ReturnC,D	10.93%	13.60%	(3.24)%	10.74%	4.78%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.06%	1.93%	1.55%	1.40%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$286	$178	$121	$104	$83
Portfolio turnover rateF	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	35.8
VIP Government Money Market Portfolio Initial Class 0.01%	16.3
Fidelity Inflation-Protected Bond Index Fund	9.7
VIP Emerging Markets Portfolio Initial Class	9.5
VIP Overseas Portfolio Initial Class	9.1
VIP Growth & Income Portfolio Initial Class	3.2
VIP Equity-Income Portfolio Initial Class	2.8
VIP Growth Portfolio Initial Class	2.7
VIP Contrafund Portfolio Initial Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.3
94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.3%
International Equity Funds	18.6%
Bond Funds	49.8%
Short-Term Funds	16.3%

VIP Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	201,533	$9,707,849
VIP Equity-Income Portfolio Initial Class (a)	428,695	10,245,807
VIP Growth & Income Portfolio Initial Class (a)	521,921	11,670,164
VIP Growth Portfolio Initial Class (a)	96,035	9,891,611
VIP Mid Cap Portfolio Initial Class (a)	73,078	2,829,582
VIP Value Portfolio Initial Class (a)	469,836	7,493,877
VIP Value Strategies Portfolio Initial Class (a)	270,579	3,666,342
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,462,705)		55,505,232

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Initial Class (a)	2,356,934	34,764,770
VIP Overseas Portfolio Initial Class (a)	1,242,480	32,950,569
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,974,936)		67,715,339

Bond Funds - 49.8%
Fidelity Inflation-Protected Bond Index Fund (a)	3,182,317	35,132,778
Fidelity Long-Term Treasury Bond Index Fund (a)	525,150	8,376,139
VIP High Income Portfolio Initial Class (a)	1,368,579	7,267,154
VIP Investment Grade Bond Portfolio Initial Class (a)	9,247,051	130,290,954
TOTAL BOND FUNDS
(Cost $164,950,786)		181,067,025

Short-Term Funds - 16.3%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $59,231,528)	59,231,528	59,231,528
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $295,619,955)		363,519,124
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67,172)
NET ASSETS - 100%		$363,451,952

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$30,510,489	$9,228,237	$7,395,737	$421,525	$111,227	$2,678,562	$35,132,778
Fidelity Long-Term Treasury Bond Index Fund	8,205,514	3,642,968	4,528,919	318,632	556,938	499,638	8,376,139
VIP Contrafund Portfolio Initial Class	8,958,033	4,027,679	5,675,325	71,094	753,007	1,644,455	9,707,849
VIP Emerging Markets Portfolio Initial Class	25,368,812	16,807,094	14,002,187	3,204,665	732,420	5,858,631	34,764,770
VIP Equity-Income Portfolio Initial Class	9,461,866	5,982,410	5,553,013	579,068	53,692	300,852	10,245,807
VIP Government Money Market Portfolio Initial Class 0.01%	53,021,428	27,291,125	21,081,025	176,413	--	--	59,231,528
VIP Growth & Income Portfolio Initial Class	10,787,727	6,882,577	6,448,533	744,977	268,269	180,124	11,670,164
VIP Growth Portfolio Initial Class	9,155,592	4,513,771	6,284,465	937,359	1,115,642	1,391,071	9,891,611
VIP High Income Portfolio Initial Class	6,521,610	2,331,598	1,443,389	343,964	(60,021)	(82,644)	7,267,154
VIP Investment Grade Bond Portfolio Initial Class	114,073,633	38,477,321	29,673,142	2,767,007	(93,962)	7,507,104	130,290,954
VIP Mid Cap Portfolio Initial Class	2,627,719	1,350,130	1,728,219	15,887	44,020	535,932	2,829,582
VIP Overseas Portfolio Initial Class	35,920,663	13,970,665	21,202,839	292,412	809,435	3,452,645	32,950,569
VIP Value Portfolio Initial Class	6,951,308	4,569,079	4,570,802	355,745	153,681	390,611	7,493,877
VIP Value Strategies Portfolio Initial Class	3,406,361	2,307,408	2,370,201	211,987	67,742	255,032	3,666,342
	324,970,755	141,382,062	131,957,796	10,440,735	4,512,090	24,612,013	363,519,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$55,505,232	$55,505,232	$--	$--
International Equity Funds	67,715,339	67,715,339	--	--
Bond Funds	181,067,025	181,067,025	--	--
Short-Term Funds	59,231,528	59,231,528	--	--
Total Investments in Securities:	$363,519,124	$363,519,124	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $295,619,955)	$363,519,124
Total Investment in Securities (cost $295,619,955)		$363,519,124
Cash		319
Receivable for investments sold		4,637,581
Receivable for fund shares sold		171,582
Total assets		368,328,606
Liabilities
Payable for investments purchased	$4,760,466
Payable for fund shares redeemed	48,694
Distribution and service plan fees payable	67,494
Total liabilities		4,876,654
Net Assets		$363,451,952
Net Assets consist of:
Paid in capital		$287,159,772
Total accumulated earnings (loss)		76,292,180
Net Assets		$363,451,952
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($19,194,907 ÷ 1,343,984 shares)		$14.28
Service Class:
Net Asset Value, offering price and redemption price per share ($26,484,006 ÷ 1,857,214 shares)		$14.26
Service Class 2:
Net Asset Value, offering price and redemption price per share ($317,773,039 ÷ 22,419,917 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$4,419,206
Expenses
Distribution and service plan fees	$741,585
Independent trustees' fees and expenses	1,066
Total expenses		742,651
Net investment income (loss)		3,676,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,512,402
Capital gain distributions from underlying funds:
Affiliated issuers	6,021,529
Total net realized gain (loss)		10,533,931
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,612,013
Total change in net unrealized appreciation (depreciation)		24,612,013
Net gain (loss)		35,145,944
Net increase (decrease) in net assets resulting from operations		$38,822,499

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,676,555	$5,909,448
Net realized gain (loss)	10,533,931	13,879,983
Change in net unrealized appreciation (depreciation)	24,612,013	24,820,522
Net increase (decrease) in net assets resulting from operations	38,822,499	44,609,953
Distributions to shareholders	(17,970,235)	(18,588,689)
Share transactions - net increase (decrease)	17,689,139	14,107,679
Total increase (decrease) in net assets	38,541,403	40,128,943
Net Assets
Beginning of period	324,910,549	284,781,606
End of period	$363,451,952	$324,910,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$12.32	$13.43	$12.31	$12.15
Income from Investment Operations
Net investment income (loss)A	.18	.28	.22	.20	.18
Net realized and unrealized gain (loss)	1.44	1.65	(.75)	1.39	.45
Total from investment operations	1.62	1.93	(.53)	1.59	.63
Distributions from net investment income	(.18)	(.28)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.76)	(.83)	(.58)B	(.47)	(.47)
Net asset value, end of period	$14.28	$13.42	$12.32	$13.43	$12.31
Total ReturnC,D	12.49%	16.09%	(4.00)%	13.08%	5.45%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.34%	2.15%	1.66%	1.56%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$19,195	$17,895	$16,991	$18,519	$19,569
Portfolio turnover rateG	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$12.30	$13.41	$12.30	$12.14
Income from Investment Operations
Net investment income (loss)A	.16	.27	.20	.19	.17
Net realized and unrealized gain (loss)	1.44	1.64	(.74)	1.38	.45
Total from investment operations	1.60	1.91	(.54)	1.57	.62
Distributions from net investment income	(.16)	(.27)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.74)	(.81)B	(.57)	(.46)B	(.46)
Net asset value, end of period	$14.26	$13.40	$12.30	$13.41	$12.30
Total ReturnC,D	12.39%	16.00%	(4.10)%	12.90%	5.36%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.24%	2.05%	1.56%	1.46%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$26,484	$26,232	$23,851	$27,597	$25,360
Portfolio turnover rateF	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.24	$13.35	$12.24	$12.08
Income from Investment Operations
Net investment income (loss)A	.14	.24	.18	.17	.15
Net realized and unrealized gain (loss)	1.43	1.63	(.74)	1.38	.45
Total from investment operations	1.57	1.87	(.56)	1.55	.60
Distributions from net investment income	(.14)	(.25)	(.19)	(.17)	(.16)
Distributions from net realized gain	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.72)	(.79)B	(.55)B	(.44)B	(.44)
Net asset value, end of period	$14.17	$13.32	$12.24	$13.35	$12.24
Total ReturnC,D	12.24%	15.75%	(4.26)%	12.80%	5.23%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.09%	1.90%	1.41%	1.31%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$317,773	$280,783	$243,940	$269,507	$251,795
Portfolio turnover rateF	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	32.1
VIP Government Money Market Portfolio Initial Class 0.01%	12.1
VIP Overseas Portfolio Initial Class	11.6
VIP Emerging Markets Portfolio Initial Class	10.7
Fidelity Inflation-Protected Bond Index Fund	8.4
VIP Growth & Income Portfolio Initial Class	4.4
VIP Equity-Income Portfolio Initial Class	3.8
VIP Growth Portfolio Initial Class	3.7
VIP Contrafund Portfolio Initial Class	3.6
VIP Value Portfolio Initial Class	2.8
93.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.8%
International Equity Funds	22.3%
Bond Funds	44.8%
Short-Term Funds	12.1%

VIP Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 20.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	74,770	$3,601,690
VIP Equity-Income Portfolio Initial Class (a)	159,046	3,801,195
VIP Growth & Income Portfolio Initial Class (a)	193,631	4,329,594
VIP Growth Portfolio Initial Class (a)	35,631	3,669,953
VIP Mid Cap Portfolio Initial Class (a)	27,113	1,049,803
VIP Value Portfolio Initial Class (a)	174,312	2,780,278
VIP Value Strategies Portfolio Initial Class (a)	100,386	1,360,234
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,904,595)		20,592,747

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Initial Class (a)	717,435	10,582,173
VIP Overseas Portfolio Initial Class (a)	432,929	11,481,288
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,704,467)		22,063,461

Bond Funds - 44.8%
Fidelity Inflation-Protected Bond Index Fund (a)	752,239	8,304,718
Fidelity Long-Term Treasury Bond Index Fund (a)	143,119	2,282,752
VIP High Income Portfolio Initial Class (a)	372,981	1,980,531
VIP Investment Grade Bond Portfolio Initial Class (a)	2,258,459	31,821,686
TOTAL BOND FUNDS
(Cost $40,059,269)		44,389,687

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $12,022,658)	12,022,658	12,022,658
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,690,989)		99,068,553
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,653)
NET ASSETS - 100%		$99,058,900

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,637,591	$3,556,973	$3,550,552	$99,260	$29,835	$630,871	$8,304,718
Fidelity Long-Term Treasury Bond Index Fund	2,372,970	1,352,110	1,743,917	86,542	168,073	133,516	2,282,752
VIP Contrafund Portfolio Initial Class	3,492,848	1,560,428	2,319,715	26,755	321,910	546,219	3,601,690
VIP Emerging Markets Portfolio Initial Class	8,292,353	5,832,551	5,420,938	1,005,520	162,238	1,715,969	10,582,173
VIP Equity-Income Portfolio Initial Class	3,689,086	2,394,011	2,374,306	217,905	13,794	78,610	3,801,195
VIP Government Money Market Portfolio Initial Class 0.01%	11,411,775	8,072,125	7,461,242	37,188	--	--	12,022,658
VIP Growth & Income Portfolio Initial Class	4,206,126	2,776,817	2,772,507	280,323	48,347	70,811	4,329,594
VIP Growth Portfolio Initial Class	3,569,954	1,752,803	2,547,186	353,665	535,467	358,915	3,669,953
VIP High Income Portfolio Initial Class	1,885,826	873,343	732,180	94,014	(23,853)	(22,605)	1,980,531
VIP Investment Grade Bond Portfolio Initial Class	29,453,381	14,680,086	14,096,198	677,725	(26,519)	1,810,936	31,821,686
VIP Mid Cap Portfolio Initial Class	1,024,513	571,951	744,173	5,908	13,315	184,197	1,049,803
VIP Overseas Portfolio Initial Class	12,877,039	6,009,926	8,816,434	101,853	51,726	1,359,031	11,481,288
VIP Value Portfolio Initial Class	2,710,222	1,916,567	1,998,331	133,975	49,450	102,370	2,780,278
VIP Value Strategies Portfolio Initial Class	1,328,086	978,838	1,039,832	79,952	43,975	49,167	1,360,234
	93,951,770	52,328,529	55,617,511	3,200,585	1,387,758	7,018,007	99,068,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$20,592,747	$20,592,747	$--	$--
International Equity Funds	22,063,461	22,063,461	--	--
Bond Funds	44,389,687	44,389,687	--	--
Short-Term Funds	12,022,658	12,022,658	--	--
Total Investments in Securities:	$99,068,553	$99,068,553	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $73,690,989)	$99,068,553
Total Investment in Securities (cost $73,690,989)		$99,068,553
Cash		206
Receivable for investments sold		1,397,102
Receivable for fund shares sold		80,150
Total assets		100,546,011
Liabilities
Payable for investments purchased	$1,326,224
Payable for fund shares redeemed	151,022
Distribution and service plan fees payable	9,865
Total liabilities		1,487,111
Net Assets		$99,058,900
Net Assets consist of:
Paid in capital		$71,005,172
Total accumulated earnings (loss)		28,053,728
Net Assets		$99,058,900
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($35,009,862 ÷ 2,479,500 shares)		$14.12
Service Class:
Net Asset Value, offering price and redemption price per share ($27,208,660 ÷ 1,931,898 shares)		$14.08
Service Class 2:
Net Asset Value, offering price and redemption price per share ($36,840,378 ÷ 2,624,494 shares)		$14.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,189,598
Income from Fidelity Central Funds		2
Total income		1,189,600
Expenses
Distribution and service plan fees	$109,332
Independent trustees' fees and expenses	290
Total expenses		109,622
Net investment income (loss)		1,079,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,387,950
Capital gain distributions from underlying funds:
Affiliated issuers	2,010,987
Total net realized gain (loss)		3,398,937
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,018,007
Total change in net unrealized appreciation (depreciation)		7,018,007
Net gain (loss)		10,416,944
Net increase (decrease) in net assets resulting from operations		$11,496,922

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,079,978	$1,707,642
Net realized gain (loss)	3,398,937	4,435,955
Change in net unrealized appreciation (depreciation)	7,018,007	7,447,377
Net increase (decrease) in net assets resulting from operations	11,496,922	13,590,974
Distributions to shareholders	(5,646,407)	(7,551,822)
Share transactions - net increase (decrease)	(733,588)	11,543,610
Total increase (decrease) in net assets	5,116,927	17,582,762
Net Assets
Beginning of period	93,941,973	76,359,211
End of period	$99,058,900	$93,941,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.26	$13.68	$12.39	$12.24
Income from Investment Operations
Net investment income (loss)A	.17	.28	.20	.20	.18
Net realized and unrealized gain (loss)	1.57	1.86	(.87)	1.64	.50
Total from investment operations	1.74	2.14	(.67)	1.84	.68
Distributions from net investment income	(.17)	(.27)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.82)	(1.20)B	(.75)	(.55)	(.53)
Net asset value, end of period	$14.12	$13.20	$12.26	$13.68	$12.39
Total ReturnC,D	13.76%	18.35%	(5.07)%	15.10%	5.91%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.33%	2.22%	1.52%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$35,010	$32,215	$29,361	$33,249	$32,720
Portfolio turnover rateH	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.24	$13.65	$12.37	$12.22
Income from Investment Operations
Net investment income (loss)A	.16	.27	.19	.18	.17
Net realized and unrealized gain (loss)	1.56	1.85	(.86)	1.64	.50
Total from investment operations	1.72	2.12	(.67)	1.82	.67
Distributions from net investment income	(.16)	(.26)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.81)	(1.19)B	(.74)B	(.54)B	(.52)
Net asset value, end of period	$14.08	$13.17	$12.24	$13.65	$12.37
Total ReturnC,D	13.62%	18.21%	(5.11)%	14.93%	5.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.23%	2.12%	1.42%	1.41%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$27,209	$22,763	$11,777	$17,058	$14,384
Portfolio turnover rateG	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.20	$13.61	$12.33	$12.19
Income from Investment Operations
Net investment income (loss)A	.14	.25	.17	.16	.15
Net realized and unrealized gain (loss)	1.57	1.84	(.86)	1.63	.49
Total from investment operations	1.71	2.09	(.69)	1.79	.64
Distributions from net investment income	(.14)	(.23)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.79)	(1.17)	(.72)B	(.51)	(.50)
Net asset value, end of period	$14.04	$13.12	$12.20	$13.61	$12.33
Total ReturnC,D	13.56%	17.97%	(5.28)%	14.80%	5.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.08%	1.97%	1.27%	1.26%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,840	$38,963	$35,222	$49,688	$50,238
Portfolio turnover rateG	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	28.4
VIP Overseas Portfolio Initial Class	14.0
VIP Emerging Markets Portfolio Initial Class	11.8
VIP Government Money Market Portfolio Initial Class 0.01%	8.3
Fidelity Inflation-Protected Bond Index Fund	7.1
VIP Growth & Income Portfolio Initial Class	5.5
VIP Equity-Income Portfolio Initial Class	4.8
VIP Growth Portfolio Initial Class	4.7
VIP Contrafund Portfolio Initial Class	4.6
VIP Value Portfolio Initial Class	3.5
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.1%
International Equity Funds	25.8%
Bond Funds	39.8%
Short-Term Funds	8.3%

VIP Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	740,122	$35,651,655
VIP Equity-Income Portfolio Initial Class (a)	1,574,296	37,625,684
VIP Growth & Income Portfolio Initial Class (a)	1,916,638	42,856,034
VIP Growth Portfolio Initial Class (a)	352,700	36,328,151
VIP Mid Cap Portfolio Initial Class (a)	268,377	10,391,566
VIP Value Portfolio Initial Class (a)	1,725,422	27,520,478
VIP Value Strategies Portfolio Initial Class (a)	993,676	13,464,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $101,798,592)		203,837,872

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Initial Class (a)	6,230,770	91,903,860
VIP Overseas Portfolio Initial Class (a)	4,129,967	109,526,724
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $119,274,653)		201,430,584

Bond Funds - 39.8%
Fidelity Inflation-Protected Bond Index Fund (a)	5,054,909	55,806,197
Fidelity Long-Term Treasury Bond Index Fund (a)	1,128,997	18,007,495
VIP High Income Portfolio Initial Class (a)	2,942,281	15,623,512
VIP Investment Grade Bond Portfolio Initial Class (a)	15,763,004	222,100,722
TOTAL BOND FUNDS
(Cost $283,842,146)		311,537,926

Short-Term Funds - 8.3%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $64,685,797)	64,685,797	64,685,797
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $569,601,188)		781,492,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,369)
NET ASSETS - 100%		$781,369,810

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$52,304,443	$16,038,027	$17,138,784	$670,270	$310,284	$4,292,227	$55,806,197
Fidelity Long-Term Treasury Bond Index Fund	19,040,701	8,219,842	11,728,885	695,003	1,438,946	1,036,891	18,007,495
VIP Contrafund Portfolio Initial Class	34,492,277	10,091,884	17,729,721	266,664	3,098,091	5,699,124	35,651,655
VIP Emerging Markets Portfolio Initial Class	73,323,118	34,565,483	32,541,304	8,932,652	1,909,833	14,646,730	91,903,860
VIP Equity-Income Portfolio Initial Class	36,430,507	15,739,781	15,397,286	2,171,875	258,718	593,964	37,625,684
VIP Government Money Market Portfolio Initial Class 0.01%	64,501,175	39,916,983	39,732,361	217,870	--	--	64,685,797
VIP Growth & Income Portfolio Initial Class	41,535,914	18,896,677	18,708,920	2,793,933	579,677	552,686	42,856,034
VIP Growth Portfolio Initial Class	35,253,337	10,504,243	18,545,452	3,528,300	5,073,647	4,042,376	36,328,151
VIP High Income Portfolio Initial Class	15,132,475	4,480,334	3,621,235	746,194	(92,131)	(275,931)	15,623,512
VIP Investment Grade Bond Portfolio Initial Class	210,474,015	74,499,186	75,946,607	4,772,412	(378,020)	13,452,148	222,100,722
VIP Mid Cap Portfolio Initial Class	10,117,078	3,624,148	5,342,806	58,626	178,269	1,814,877	10,391,566
VIP Overseas Portfolio Initial Class	121,255,989	34,849,886	60,699,074	971,465	2,411,168	11,708,755	109,526,724
VIP Value Portfolio Initial Class	26,763,797	13,775,745	14,542,742	1,335,785	811,256	712,422	27,520,478
VIP Value Strategies Portfolio Initial Class	13,114,930	7,196,541	7,787,470	797,536	544,211	396,092	13,464,304
	753,739,756	292,398,760	339,462,647	27,958,585	16,143,949	58,672,361	781,492,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$203,837,872	$203,837,872	$--	$--
International Equity Funds	201,430,584	201,430,584	--	--
Bond Funds	311,537,926	311,537,926	--	--
Short-Term Funds	64,685,797	64,685,797	--	--
Total Investments in Securities:	$781,492,179	$781,492,179	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $569,601,188)	$781,492,179
Total Investment in Securities (cost $569,601,188)		$781,492,179
Cash		76
Receivable for investments sold		11,678,040
Receivable for fund shares sold		830,137
Total assets		794,000,432
Liabilities
Payable for investments purchased	$10,480,857
Payable for fund shares redeemed	2,027,321
Distribution and service plan fees payable	122,444
Total liabilities		12,630,622
Net Assets		$781,369,810
Net Assets consist of:
Paid in capital		$538,610,532
Total accumulated earnings (loss)		242,759,278
Net Assets		$781,369,810
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($80,503,286 ÷ 5,357,490 shares)		$15.03
Service Class:
Net Asset Value, offering price and redemption price per share ($178,229,313 ÷ 11,901,947 shares)		$14.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($522,637,211 ÷ 35,029,832 shares)		$14.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$9,308,475
Income from Fidelity Central Funds		17
Total income		9,308,492
Expenses
Distribution and service plan fees	$1,391,668
Independent trustees' fees and expenses	2,375
Total expenses before reductions	1,394,043
Expense reductions	(2)
Total expenses after reductions		1,394,041
Net investment income (loss)		7,914,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	16,143,979
Capital gain distributions from underlying funds:
Affiliated issuers	18,650,110
Total net realized gain (loss)		34,794,089
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	58,672,361
Total change in net unrealized appreciation (depreciation)		58,672,361
Net gain (loss)		93,466,450
Net increase (decrease) in net assets resulting from operations		$101,380,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,914,451	$13,374,034
Net realized gain (loss)	34,794,089	44,185,595
Change in net unrealized appreciation (depreciation)	58,672,361	70,320,158
Net increase (decrease) in net assets resulting from operations	101,380,901	127,879,787
Distributions to shareholders	(51,135,890)	(51,869,890)
Share transactions - net increase (decrease)	(22,496,103)	17,856,515
Total increase (decrease) in net assets	27,748,908	93,866,412
Net Assets
Beginning of period	753,620,902	659,754,490
End of period	$781,369,810	$753,620,902

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$12.58	$14.03	$12.56	$12.44
Income from Investment Operations
Net investment income (loss)A	.17	.28	.21	.21	.18
Net realized and unrealized gain (loss)	1.84	2.16	(1.01)	1.84	.53
Total from investment operations	2.01	2.44	(.80)	2.05	.71
Distributions from net investment income	(.18)	(.28)	(.21)	(.21)	(.19)
Distributions from net realized gain	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.99)B	(1.01)	(.65)	(.58)	(.59)B
Net asset value, end of period	$15.03	$14.01	$12.58	$14.03	$12.56
Total ReturnC,D	15.06%	20.13%	(5.86)%	16.62%	6.12%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.27%	2.08%	1.50%	1.54%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$80,503	$74,801	$63,490	$75,021	$63,131
Portfolio turnover rateH	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.96	$12.54	$13.99	$12.53	$12.41
Income from Investment Operations
Net investment income (loss)A	.16	.26	.19	.19	.17
Net realized and unrealized gain (loss)	1.82	2.16	(1.00)	1.84	.53
Total from investment operations	1.98	2.42	(.81)	2.03	.70
Distributions from net investment income	(.17)	(.27)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.97)	(1.00)	(.64)	(.57)	(.58)B
Net asset value, end of period	$14.97	$13.96	$12.54	$13.99	$12.53
Total ReturnC,D	14.92%	20.01%	(5.98)%	16.47%	6.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.17%	1.98%	1.40%	1.44%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$178,229	$171,842	$132,086	$140,686	$109,279
Portfolio turnover rateG	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.50	$13.94	$12.49	$12.38
Income from Investment Operations
Net investment income (loss)A	.14	.24	.17	.17	.15
Net realized and unrealized gain (loss)	1.81	2.16	(.99)	1.83	.51
Total from investment operations	1.95	2.40	(.82)	2.00	.66
Distributions from net investment income	(.14)	(.25)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.95)B	(.98)	(.62)	(.55)B	(.55)
Net asset value, end of period	$14.92	$13.92	$12.50	$13.94	$12.49
Total ReturnC,D	14.72%	19.88%	(6.08)%	16.26%	5.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.02%	1.83%	1.25%	1.29%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$522,637	$506,978	$464,178	$556,429	$531,518
Portfolio turnover rateG	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	25.9
VIP Overseas Portfolio Initial Class	15.8
VIP Emerging Markets Portfolio Initial Class	12.6
Fidelity Inflation-Protected Bond Index Fund	6.3
VIP Growth & Income Portfolio Initial Class	6.3
VIP Equity-Income Portfolio Initial Class	5.5
VIP Growth Portfolio Initial Class	5.3
VIP Contrafund Portfolio Initial Class	5.3
VIP Government Money Market Portfolio Initial Class 0.01%	5.1
VIP Value Portfolio Initial Class	4.1
92.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.0%
International Equity Funds	28.4%
Bond Funds	36.5%
Short-Term Funds	5.1%

VIP Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 30.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	343,577	$16,550,098
VIP Equity-Income Portfolio Initial Class (a)	730,806	17,466,263
VIP Growth & Income Portfolio Initial Class (a)	889,729	19,894,340
VIP Growth Portfolio Initial Class (a)	163,731	16,864,291
VIP Mid Cap Portfolio Initial Class (a)	124,586	4,823,974
VIP Value Portfolio Initial Class (a)	800,966	12,775,403
VIP Value Strategies Portfolio Initial Class (a)	461,280	6,250,350
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,505,275)		94,624,719

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Initial Class (a)	2,687,790	39,644,903
VIP Overseas Portfolio Initial Class (a)	1,881,269	49,891,258
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $61,894,424)		89,536,161

Bond Funds - 36.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,812,774	20,013,026
Fidelity Long-Term Treasury Bond Index Fund (a)	456,035	7,273,757
VIP High Income Portfolio Initial Class (a)	1,188,506	6,310,969
VIP Investment Grade Bond Portfolio Initial Class (a)	5,798,026	81,694,180
TOTAL BOND FUNDS
(Cost $107,170,475)		115,291,932

Short-Term Funds - 5.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $16,220,300)	16,220,300	16,220,300
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $247,790,474)		315,673,112
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,502)
NET ASSETS - 100%		$315,641,610

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,947,742	$11,648,002	$8,014,875	$233,962	$64,072	$1,368,085	$20,013,026
Fidelity Long-Term Treasury Bond Index Fund	6,102,626	5,483,485	5,081,856	259,096	410,868	358,634	7,273,757
VIP Contrafund Portfolio Initial Class	12,709,454	8,912,190	8,771,555	105,325	320,185	3,379,824	16,550,098
VIP Emerging Markets Portfolio Initial Class	25,230,537	22,823,865	15,637,651	3,316,823	401,613	6,826,539	39,644,903
VIP Equity-Income Portfolio Initial Class	13,422,714	11,260,528	7,899,438	858,696	(46,123)	728,582	17,466,263
VIP Government Money Market Portfolio Initial Class 0.01%	12,818,552	17,558,864	14,157,116	46,805	--	--	16,220,300
VIP Growth & Income Portfolio Initial Class	15,304,170	13,204,651	9,499,521	1,105,604	(22,951)	907,991	19,894,340
VIP Growth Portfolio Initial Class	12,990,028	9,056,861	9,132,466	1,367,931	415,871	3,533,997	16,864,291
VIP High Income Portfolio Initial Class	4,849,296	3,673,025	2,115,874	285,009	(35,194)	(60,284)	6,310,969
VIP Investment Grade Bond Portfolio Initial Class	61,264,240	51,567,861	35,250,095	1,646,058	(53,701)	4,165,875	81,694,180
VIP Mid Cap Portfolio Initial Class	3,727,548	2,843,103	2,671,901	25,210	(45,065)	970,289	4,823,974
VIP Overseas Portfolio Initial Class	43,453,220	29,203,219	29,363,658	388,889	(170,392)	6,768,869	49,891,258
VIP Value Portfolio Initial Class	9,860,799	9,153,433	7,232,749	525,176	(96,284)	1,090,204	12,775,403
VIP Value Strategies Portfolio Initial Class	4,831,881	4,672,193	3,835,274	310,113	(218,377)	799,927	6,250,350
	241,512,807	201,061,280	158,664,029	10,474,697	924,522	30,838,532	315,673,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$94,624,719	$94,624,719	$--	$--
International Equity Funds	89,536,161	89,536,161	--	--
Bond Funds	115,291,932	115,291,932	--	--
Short-Term Funds	16,220,300	16,220,300	--	--
Total Investments in Securities:	$315,673,112	$315,673,112	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $247,790,474)	$315,673,112
Total Investment in Securities (cost $247,790,474)		$315,673,112
Cash		3,461
Receivable for investments sold		4,537,269
Receivable for fund shares sold		375,709
Total assets		320,589,551
Liabilities
Payable for investments purchased	$4,093,665
Payable for fund shares redeemed	819,316
Distribution and service plan fees payable	34,960
Total liabilities		4,947,941
Net Assets		$315,641,610
Net Assets consist of:
Paid in capital		$241,903,379
Total accumulated earnings (loss)		73,738,231
Net Assets		$315,641,610
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($55,624,242 ÷ 3,303,424 shares)		$16.84
Service Class:
Net Asset Value, offering price and redemption price per share ($147,903,729 ÷ 8,809,787 shares)		$16.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($112,113,639 ÷ 6,716,423 shares)		$16.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,476,168
Income from Fidelity Central Funds		3
Total income		3,476,171
Expenses
Distribution and service plan fees	$362,133
Independent trustees' fees and expenses	825
Total expenses		362,958
Net investment income (loss)		3,113,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	927,946
Capital gain distributions from underlying funds:
Affiliated issuers	6,998,529
Total net realized gain (loss)		7,926,475
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	30,838,532
Total change in net unrealized appreciation (depreciation)		30,838,532
Net gain (loss)		38,765,007
Net increase (decrease) in net assets resulting from operations		$41,878,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,113,213	$4,200,362
Net realized gain (loss)	7,926,475	10,333,454
Change in net unrealized appreciation (depreciation)	30,838,532	27,368,384
Net increase (decrease) in net assets resulting from operations	41,878,220	41,902,200
Distributions to shareholders	(14,133,069)	(10,068,406)
Share transactions - net increase (decrease)	46,411,025	23,288,175
Total increase (decrease) in net assets	74,156,176	55,121,969
Net Assets
Beginning of period	241,485,434	186,363,465
End of period	$315,641,610	$241,485,434

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$13.21	$14.64	$12.95	$12.82
Income from Investment Operations
Net investment income (loss)A	.20	.30	.23	.22	.21
Net realized and unrealized gain (loss)	2.16	2.53	(1.17)	2.06	.52
Total from investment operations	2.36	2.83	(.94)	2.28	.73
Distributions from net investment income	(.19)	(.30)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.86)	(.70)B	(.49)	(.59)	(.60)B
Net asset value, end of period	$16.84	$15.34	$13.21	$14.64	$12.95
Total ReturnC,D	15.95%	21.86%	(6.52)%	17.89%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.33%	2.04%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$55,624	$47,253	$38,096	$37,773	$27,359
Portfolio turnover rateH	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.30	$13.18	$14.61	$12.92	$12.79
Income from Investment Operations
Net investment income (loss)A	.18	.28	.21	.21	.20
Net realized and unrealized gain (loss)	2.15	2.53	(1.16)	2.06	.52
Total from investment operations	2.33	2.81	(.95)	2.27	.72
Distributions from net investment income	(.18)	(.28)	(.19)	(.20)	(.19)
Distributions from net realized gain	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.84)B	(.69)	(.48)B	(.58)	(.59)B
Net asset value, end of period	$16.79	$15.30	$13.18	$14.61	$12.92
Total ReturnC,D	15.83%	21.70%	(6.61)%	17.84%	6.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.23%	1.94%	1.47%	1.48%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$147,904	$96,430	$79,033	$69,430	$48,319
Portfolio turnover rateG	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$13.11	$14.54	$12.87	$12.74
Income from Investment Operations
Net investment income (loss)A	.16	.26	.19	.18	.18
Net realized and unrealized gain (loss)	2.14	2.51	(1.16)	2.04	.52
Total from investment operations	2.30	2.77	(.97)	2.22	.70
Distributions from net investment income	(.15)	(.26)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.82)	(.67)	(.46)	(.55)B	(.57)B
Net asset value, end of period	$16.69	$15.21	$13.11	$14.54	$12.87
Total ReturnC,D	15.68%	21.51%	(6.78)%	17.57%	5.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.08%	1.79%	1.32%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$112,114	$97,802	$69,234	$63,568	$59,895
Portfolio turnover rateG	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	22.7
VIP Overseas Portfolio Initial Class	18.0
VIP Emerging Markets Portfolio Initial Class	13.5
VIP Growth & Income Portfolio Initial Class	7.3
VIP Equity-Income Portfolio Initial Class	6.4
VIP Growth Portfolio Initial Class	6.2
VIP Contrafund Portfolio Initial Class	6.1
Fidelity Inflation-Protected Bond Index Fund	5.6
VIP Value Portfolio Initial Class	4.7
Fidelity Long-Term Treasury Bond Index Fund	2.3
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	31.5%
Bond Funds	32.6%
Short-Term Funds	1.1%

VIP Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	672,245	$32,382,026
VIP Equity-Income Portfolio Initial Class (a)	1,429,879	34,174,104
VIP Growth & Income Portfolio Initial Class (a)	1,740,827	38,924,885
VIP Growth Portfolio Initial Class (a)	320,361	32,997,132
VIP Mid Cap Portfolio Initial Class (a)	243,765	9,438,577
VIP Value Portfolio Initial Class (a)	1,567,160	24,996,194
VIP Value Strategies Portfolio Initial Class (a)	902,529	12,229,273
TOTAL DOMESTIC EQUITY FUNDS
(Cost $117,877,898)		185,142,191

International Equity Funds - 31.5%
VIP Emerging Markets Portfolio Initial Class (a)	4,883,993	72,038,898
VIP Overseas Portfolio Initial Class (a)	3,615,516	95,883,493
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $113,413,342)		167,922,391

Bond Funds - 32.6%
Fidelity Inflation-Protected Bond Index Fund (a)	2,697,773	29,783,413
Fidelity Long-Term Treasury Bond Index Fund (a)	769,893	12,279,798
VIP High Income Portfolio Initial Class (a)	2,006,490	10,654,461
VIP Investment Grade Bond Portfolio Initial Class (a)	8,600,344	121,178,845
TOTAL BOND FUNDS
(Cost $162,186,922)		173,896,517

Short-Term Funds - 1.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $5,966,821)	5,966,821	5,966,821
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $399,444,983)		532,927,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,973)
NET ASSETS - 100%		$532,872,947

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,178,572	$14,572,623	$7,007,993	$343,236	$40,563	$1,999,648	$29,783,413
Fidelity Long-Term Treasury Bond Index Fund	10,995,285	7,321,830	7,413,721	438,857	806,315	570,089	12,279,798
VIP Contrafund Portfolio Initial Class	27,308,152	10,497,452	12,677,944	217,390	1,003,118	6,251,248	32,382,026
VIP Emerging Markets Portfolio Initial Class	50,118,765	29,936,892	20,405,636	6,326,577	499,126	11,889,751	72,038,898
VIP Equity-Income Portfolio Initial Class	28,841,595	14,588,984	10,175,117	1,771,647	(56,266)	974,908	34,174,104
VIP Government Money Market Portfolio Initial Class 0.01%	4,366,252	19,113,727	17,513,158	22,335	--	--	5,966,821
VIP Growth & Income Portfolio Initial Class	32,883,849	17,384,262	12,548,859	2,280,277	(44,706)	1,250,339	38,924,885
VIP Growth Portfolio Initial Class	27,910,845	11,194,754	13,718,374	2,845,703	1,939,805	5,670,102	32,997,132
VIP High Income Portfolio Initial Class	8,737,751	4,517,663	2,392,401	482,758	(61,110)	(147,442)	10,654,461
VIP Investment Grade Bond Portfolio Initial Class	93,622,240	61,659,407	40,038,968	2,439,432	(188,680)	6,124,846	121,178,845
VIP Mid Cap Portfolio Initial Class	8,009,517	3,617,937	3,904,869	50,257	(148,307)	1,864,299	9,438,577
VIP Overseas Portfolio Initial Class	90,517,049	35,029,270	41,732,821	771,271	(173,912)	12,243,907	95,883,493
VIP Value Portfolio Initial Class	21,188,462	12,973,777	10,669,611	1,086,146	(246,236)	1,749,802	24,996,194
VIP Value Strategies Portfolio Initial Class	10,382,762	6,718,659	5,782,319	644,323	(480,560)	1,390,731	12,229,273
	435,061,096	249,127,237	205,981,791	19,720,209	2,889,150	51,832,228	532,927,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$185,142,191	$185,142,191	$--	$--
International Equity Funds	167,922,391	167,922,391	--	--
Bond Funds	173,896,517	173,896,517	--	--
Short-Term Funds	5,966,821	5,966,821	--	--
Total Investments in Securities:	$532,927,920	$532,927,920	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $399,444,983)	$532,927,920
Total Investment in Securities (cost $399,444,983)		$532,927,920
Cash		2,723
Receivable for investments sold		7,396,554
Receivable for fund shares sold		540,733
Total assets		540,867,930
Liabilities
Payable for investments purchased	$7,250,612
Payable for fund shares redeemed	686,679
Distribution and service plan fees payable	57,692
Total liabilities		7,994,983
Net Assets		$532,872,947
Net Assets consist of:
Paid in capital		$387,370,439
Total accumulated earnings (loss)		145,502,508
Net Assets		$532,872,947
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($113,726,519 ÷ 6,755,690 shares)		$16.83
Service Class:
Net Asset Value, offering price and redemption price per share ($225,149,217 ÷ 13,408,494 shares)		$16.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($193,997,211 ÷ 11,595,995 shares)		$16.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$5,827,358
Income from Fidelity Central Funds		8
Total income		5,827,366
Expenses
Distribution and service plan fees	$604,538
Independent trustees' fees and expenses	1,420
Total expenses before reductions	605,958
Expense reductions	(5)
Total expenses after reductions		605,953
Net investment income (loss)		5,221,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,891,823
Capital gain distributions from underlying funds:
Affiliated issuers	13,892,851
Total net realized gain (loss)		16,784,674
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	51,832,228
Total change in net unrealized appreciation (depreciation)		51,832,228
Net gain (loss)		68,616,902
Net increase (decrease) in net assets resulting from operations		$73,838,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,221,413	$7,484,193
Net realized gain (loss)	16,784,674	21,053,340
Change in net unrealized appreciation (depreciation)	51,832,228	52,311,125
Net increase (decrease) in net assets resulting from operations	73,838,315	80,848,658
Distributions to shareholders	(26,551,803)	(20,320,962)
Share transactions - net increase (decrease)	50,646,251	51,686,634
Total increase (decrease) in net assets	97,932,763	112,214,330
Net Assets
Beginning of period	434,940,184	322,725,854
End of period	$532,872,947	$434,940,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.28	$12.98	$14.67	$12.75	$12.68
Income from Investment Operations
Net investment income (loss)A	.19	.30	.20	.20	.18
Net realized and unrealized gain (loss)	2.28	2.80	(1.32)	2.41	.57
Total from investment operations	2.47	3.10	(1.12)	2.61	.75
Distributions from net investment income	(.19)	(.29)	(.20)	(.20)	(.19)
Distributions from net realized gain	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.92)B	(.80)	(.57)	(.69)	(.68)
Net asset value, end of period	$16.83	$15.28	$12.98	$14.67	$12.75
Total ReturnC,D	16.89%	24.43%	(7.78)%	20.96%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.31%	2.09%	1.42%	1.48%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$113,727	$93,564	$71,004	$74,247	$57,779
Portfolio turnover rateH	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.25	$12.95	$14.64	$12.73	$12.66
Income from Investment Operations
Net investment income (loss)A	.18	.29	.19	.19	.16
Net realized and unrealized gain (loss)	2.27	2.79	(1.32)	2.40	.58
Total from investment operations	2.45	3.08	(1.13)	2.59	.74
Distributions from net investment income	(.17)	(.28)	(.19)	(.19)	(.17)
Distributions from net realized gain	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.91)	(.78)B	(.56)	(.68)	(.67)B
Net asset value, end of period	$16.79	$15.25	$12.95	$14.64	$12.73
Total ReturnC,D	16.76%	24.37%	(7.88)%	20.82%	6.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.21%	1.99%	1.32%	1.38%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$225,149	$168,105	$121,155	$111,029	$70,501
Portfolio turnover rateG	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.19	$12.91	$14.60	$12.69	$12.62
Income from Investment Operations
Net investment income (loss)A	.16	.26	.17	.17	.14
Net realized and unrealized gain (loss)	2.26	2.78	(1.32)	2.40	.58
Total from investment operations	2.42	3.04	(1.15)	2.57	.72
Distributions from net investment income	(.15)	(.26)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.88)B	(.76)B	(.54)	(.66)B	(.65)B
Net asset value, end of period	$16.73	$15.19	$12.91	$14.60	$12.69
Total ReturnC,D	16.64%	24.11%	(8.05)%	20.69%	6.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.06%	1.84%	1.17%	1.23%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$193,997	$173,271	$130,567	$144,577	$132,682
Portfolio turnover rateG	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.2
VIP Emerging Markets Portfolio Initial Class	15.4
VIP Investment Grade Bond Portfolio Initial Class	12.0
VIP Growth & Income Portfolio Initial Class	9.2
VIP Equity-Income Portfolio Initial Class	8.1
VIP Growth Portfolio Initial Class	7.8
VIP Contrafund Portfolio Initial Class	7.7
VIP Value Portfolio Initial Class	5.9
VIP Value Strategies Portfolio Initial Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.3
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	37.6%
Bond Funds	18.3%
Short-Term Funds	0.2%

VIP Freedom 2035 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	249,742	$12,030,066
VIP Equity-Income Portfolio Initial Class (a)	531,188	12,695,397
VIP Growth & Income Portfolio Initial Class (a)	646,711	14,460,466
VIP Growth Portfolio Initial Class (a)	119,018	12,258,848
VIP Mid Cap Portfolio Initial Class (a)	90,558	3,506,419
VIP Value Portfolio Initial Class (a)	582,199	9,286,069
VIP Value Strategies Portfolio Initial Class (a)	335,286	4,543,120
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,366,967)		68,780,385

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	1,633,467	24,093,645
VIP Overseas Portfolio Initial Class (a)	1,310,236	34,747,453
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,458,371)		58,841,098

Bond Funds - 18.3%
Fidelity Inflation-Protected Bond Index Fund (a)	284,151	3,137,030
Fidelity Long-Term Treasury Bond Index Fund (a)	226,244	3,608,584
VIP High Income Portfolio Initial Class (a)	589,639	3,130,984
VIP Investment Grade Bond Portfolio Initial Class (a)	1,333,143	18,783,979
TOTAL BOND FUNDS
(Cost $27,190,404)		28,660,577

Short-Term Funds - 0.2%
Fidelity Cash Central Fund 0.11% (b)	8	9
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	313,117	313,117
TOTAL SHORT-TERM FUNDS
(Cost $313,126)		313,126
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $126,328,868)		156,595,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,934)
NET ASSETS - 100%		$156,573,252

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,300,656	$2,093,844	$1,480,699	$36,321	$9,876	$213,353	$3,137,030
Fidelity Long-Term Treasury Bond Index Fund	2,902,617	2,864,724	2,522,927	125,601	157,126	207,044	3,608,584
VIP Contrafund Portfolio Initial Class	8,955,034	5,663,069	5,173,612	74,614	105,784	2,479,791	12,030,066
VIP Emerging Markets Portfolio Initial Class	15,062,527	12,700,881	7,866,129	1,991,078	49,976	4,146,390	24,093,645
VIP Equity-Income Portfolio Initial Class	9,457,342	6,881,838	4,072,567	608,507	(55,513)	484,297	12,695,397
VIP Government Money Market Portfolio Initial Class 0.01%	1,152,428	4,360,756	5,200,067	6,014	--	--	313,117
VIP Growth & Income Portfolio Initial Class	10,782,927	8,164,922	5,051,093	783,604	(80,881)	644,591	14,460,466
VIP Growth Portfolio Initial Class	9,152,824	5,821,566	5,473,296	965,906	187,640	2,570,114	12,258,848
VIP High Income Portfolio Initial Class	2,306,243	1,966,595	1,092,526	140,234	(22,258)	(27,070)	3,130,984
VIP Investment Grade Bond Portfolio Initial Class	11,022,934	14,527,989	7,539,088	359,008	(34,374)	806,518	18,783,979
VIP Mid Cap Portfolio Initial Class	2,626,253	1,741,121	1,506,869	18,120	(55,209)	701,123	3,506,419
VIP Overseas Portfolio Initial Class	28,742,351	16,938,740	15,455,285	263,311	(40,265)	4,561,912	34,747,453
VIP Value Portfolio Initial Class	6,947,673	5,837,532	4,162,410	371,820	(277,073)	940,347	9,286,069
VIP Value Strategies Portfolio Initial Class	3,404,309	2,954,074	2,203,988	219,124	(239,777)	628,502	4,543,120
	114,816,118	92,517,651	68,800,556	5,963,262	(294,948)	18,356,912	156,595,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$68,780,385	$68,780,385	$--	$--
International Equity Funds	58,841,098	58,841,098	--	--
Bond Funds	28,660,577	28,660,577	--	--
Short-Term Funds	313,126	313,126	--	--
Total Investments in Securities:	$156,595,186	$156,595,186	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9)	$9
Other affiliated issuers (cost $126,328,859)	156,595,177
Total Investment in Securities (cost $126,328,868)		$156,595,186
Cash		1
Receivable for investments sold		1,999,958
Receivable for fund shares sold		196,810
Total assets		158,791,955
Liabilities
Payable for investments purchased	$1,697,446
Payable for fund shares redeemed	499,316
Distribution and service plan fees payable	21,941
Total liabilities		2,218,703
Net Assets		$156,573,252
Net Assets consist of:
Paid in capital		$123,595,878
Total accumulated earnings (loss)		32,977,374
Net Assets		$156,573,252
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,851,895 ÷ 653,055 shares)		$27.34
Service Class:
Net Asset Value, offering price and redemption price per share ($51,597,793 ÷ 1,892,341 shares)		$27.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($87,123,564 ÷ 3,213,373 shares)		$27.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,508,880
Expenses
Distribution and service plan fees	$220,429
Independent trustees' fees and expenses	393
Total expenses		220,822
Net investment income (loss)		1,288,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(294,948)
Capital gain distributions from underlying funds:
Affiliated issuers	4,454,382
Total net realized gain (loss)		4,159,434
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	18,356,912
Total change in net unrealized appreciation (depreciation)		18,356,912
Net gain (loss)		22,516,346
Net increase (decrease) in net assets resulting from operations		$23,804,404

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,288,058	$1,693,267
Net realized gain (loss)	4,159,434	4,409,706
Change in net unrealized appreciation (depreciation)	18,356,912	14,187,707
Net increase (decrease) in net assets resulting from operations	23,804,404	20,290,680
Distributions to shareholders	(6,485,254)	(4,152,908)
Share transactions - net increase (decrease)	24,454,816	33,368,834
Total increase (decrease) in net assets	41,773,966	49,506,606
Net Assets
Beginning of period	114,799,286	65,292,680
End of period	$156,573,252	$114,799,286

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.35	$20.07	$22.88	$19.39	$19.05
Income from Investment Operations
Net investment income (loss)A	.28	.48	.29	.30	.31
Net realized and unrealized gain (loss)	4.01	4.92	(2.39)	4.14	.88
Total from investment operations	4.29	5.40	(2.10)	4.44	1.19B
Distributions from net investment income	(.27)	(.41)	(.26)	(.27)	(.26)
Distributions from net realized gain	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(1.30)B	(1.12)	(.71)	(.95)B	(.85)B
Net asset value, end of period	$27.34	$24.35	$20.07	$22.88	$19.39
Total ReturnC,D	18.28%	27.49%	(9.30)%	23.35%	6.87%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.20%	2.13%	1.30%	1.42%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$17,852	$12,846	$7,977	$6,197	$3,522
Portfolio turnover rateH	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.30	$20.04	$22.84	$19.36	$19.04
Income from Investment Operations
Net investment income (loss)A	.26	.46	.27	.28	.29
Net realized and unrealized gain (loss)	3.99	4.90	(2.38)	4.13	.87
Total from investment operations	4.25	5.36	(2.11)	4.41	1.16
Distributions from net investment income	(.25)	(.39)	(.25)	(.25)	(.24)
Distributions from net realized gain	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(1.28)B	(1.10)	(.69)B	(.93)B	(.84)
Net asset value, end of period	$27.27	$24.30	$20.04	$22.84	$19.36
Total ReturnC,D	18.15%	27.33%	(9.36)%	23.24%	6.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.10%	2.03%	1.20%	1.32%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$51,598	$30,573	$12,303	$8,385	$4,661
Portfolio turnover rateG	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$19.94	$22.73	$19.27	$18.96
Income from Investment Operations
Net investment income (loss)A	.22	.42	.24	.25	.26
Net realized and unrealized gain (loss)	3.97	4.88	(2.37)	4.11	.86
Total from investment operations	4.19	5.30	(2.13)	4.36	1.12
Distributions from net investment income	(.21)	(.36)	(.22)	(.22)	(.22)
Distributions from net realized gain	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(1.25)	(1.07)	(.66)B	(.90)B	(.81)B
Net asset value, end of period	$27.11	$24.17	$19.94	$22.73	$19.27
Total ReturnC,D	17.96%	27.13%	(9.50)%	23.07%	6.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.95%	1.88%	1.05%	1.17%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$87,124	$71,380	$45,013	$41,677	$28,467
Portfolio turnover rateG	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2040 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	271,479	$13,077,143
VIP Equity-Income Portfolio Initial Class (a)	577,381	13,799,404
VIP Growth & Income Portfolio Initial Class (a)	702,984	15,718,713
VIP Growth Portfolio Initial Class (a)	129,383	13,326,401
VIP Mid Cap Portfolio Initial Class (a)	98,439	3,811,563
VIP Value Portfolio Initial Class (a)	632,862	10,094,146
VIP Value Strategies Portfolio Initial Class (a)	364,459	4,938,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,264,135)		74,765,795

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	1,689,862	24,925,471
VIP Overseas Portfolio Initial Class (a)	1,409,349	37,375,927
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,851,901)		62,301,398

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	273,163	3,015,724
Fidelity Long-Term Treasury Bond Index Fund (a)	217,496	3,469,059
VIP High Income Portfolio Initial Class (a)	566,848	3,009,962
VIP Investment Grade Bond Portfolio Initial Class (a)	261,883	3,689,937
TOTAL BOND FUNDS
(Cost $12,415,093)		13,184,682

Short-Term Funds - 0.2%
Fidelity Cash Central Fund 0.11% (b)	2,100	2,100
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	300,700	300,700
TOTAL SHORT-TERM FUNDS
(Cost $302,800)		302,800
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,833,929)		150,554,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,058)
NET ASSETS - 100%		$150,541,617

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,288,160	$1,887,080	$1,370,295	$34,553	$2,756	$208,023	$3,015,724
Fidelity Long-Term Treasury Bond Index Fund	2,886,614	2,607,315	2,368,899	120,212	210,532	133,497	3,469,059
VIP Contrafund Portfolio Initial Class	9,760,852	5,709,209	5,141,599	79,612	61,802	2,686,879	13,077,143
VIP Emerging Markets Portfolio Initial Class	15,885,334	11,520,756	6,752,821	2,046,029	97,187	4,175,015	24,925,471
VIP Equity-Income Portfolio Initial Class	10,308,470	6,875,228	3,869,912	649,353	(22,777)	508,395	13,799,404
VIP Government Money Market Portfolio Initial Class 0.01%	1,146,197	4,045,980	4,891,477	5,791	--	--	300,700
VIP Growth & Income Portfolio Initial Class	11,753,343	8,167,426	4,836,978	836,291	(64,585)	699,507	15,718,713
VIP Growth Portfolio Initial Class	9,976,373	5,791,361	5,379,444	1,028,376	168,618	2,769,493	13,326,401
VIP High Income Portfolio Initial Class	2,293,766	1,723,712	952,942	134,686	(22,436)	(32,138)	3,009,962
VIP Investment Grade Bond Portfolio Initial Class	2,800,670	3,872,760	3,147,553	73,210	(8,698)	172,758	3,689,937
VIP Mid Cap Portfolio Initial Class	2,862,652	1,586,213	1,323,121	19,513	(46,897)	732,716	3,811,563
VIP Overseas Portfolio Initial Class	30,936,305	15,192,838	13,521,221	278,977	(9,784)	4,777,789	37,375,927
VIP Value Portfolio Initial Class	7,572,990	5,733,012	3,945,225	396,526	(141,543)	874,912	10,094,146
VIP Value Strategies Portfolio Initial Class	3,710,794	2,858,452	2,057,754	233,381	(177,058)	603,991	4,938,425
	114,182,520	77,571,342	59,559,241	5,936,510	47,117	18,310,837	150,552,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$74,765,795	$74,765,795	$--	$--
International Equity Funds	62,301,398	62,301,398	--	--
Bond Funds	13,184,682	13,184,682	--	--
Short-Term Funds	302,800	302,800	--	--
Total Investments in Securities:	$150,554,675	$150,554,675	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2,100)	$2,100
Other affiliated issuers (cost $115,831,829)	150,552,575
Total Investment in Securities (cost $115,833,929)		$150,554,675
Cash		3
Receivable for investments sold		1,156,305
Receivable for fund shares sold		629,625
Total assets		152,340,608
Liabilities
Payable for investments purchased	$1,631,479
Payable for fund shares redeemed	154,454
Distribution and service plan fees payable	13,058
Total liabilities		1,798,991
Net Assets		$150,541,617
Net Assets consist of:
Paid in capital		$112,748,854
Total accumulated earnings (loss)		37,792,763
Net Assets		$150,541,617
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($34,364,959 ÷ 1,323,517 shares)		$25.96
Service Class:
Net Asset Value, offering price and redemption price per share ($85,197,057 ÷ 3,288,221 shares)		$25.91
Service Class 2:
Net Asset Value, offering price and redemption price per share ($30,979,601 ÷ 1,200,707 shares)		$25.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,283,050
Income from Fidelity Central Funds		4
Total income		1,283,054
Expenses
Distribution and service plan fees	$130,000
Independent trustees' fees and expenses	379
Total expenses before reductions	130,379
Expense reductions	(24)
Total expenses after reductions		130,355
Net investment income (loss)		1,152,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,117
Capital gain distributions from underlying funds:
Affiliated issuers	4,653,460
Total net realized gain (loss)		4,700,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	18,310,837
Total change in net unrealized appreciation (depreciation)		18,310,837
Net gain (loss)		23,011,414
Net increase (decrease) in net assets resulting from operations		$24,164,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,152,699	$1,763,499
Net realized gain (loss)	4,700,577	5,687,981
Change in net unrealized appreciation (depreciation)	18,310,837	16,800,663
Net increase (decrease) in net assets resulting from operations	24,164,113	24,252,143
Distributions to shareholders	(7,009,502)	(5,115,366)
Share transactions - net increase (decrease)	19,212,268	11,566,566
Total increase (decrease) in net assets	36,366,879	30,703,343
Net Assets
Beginning of period	114,174,738	83,471,395
End of period	$150,541,617	$114,174,738

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.08	$18.94	$21.76	$18.39	$18.19
Income from Investment Operations
Net investment income (loss)A	.24	.40	.27	.28	.23
Net realized and unrealized gain (loss)	4.02	4.88	(2.39)	3.98	.88
Total from investment operations	4.26	5.28	(2.12)	4.26	1.11
Distributions from net investment income	(.23)	(.39)	(.25)	(.25)	(.24)
Distributions from net realized gain	(1.16)	(.75)	(.45)	(.64)	(.67)
Total distributions	(1.38)B	(1.14)	(.70)	(.89)	(.91)
Net asset value, end of period	$25.96	$23.08	$18.94	$21.76	$18.39
Total ReturnC,D	19.28%	28.52%	(9.88)%	23.60%	6.83%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.07%	1.86%	1.26%	1.39%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$34,365	$27,284	$19,652	$16,561	$11,515
Portfolio turnover rateH	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.04	$18.91	$21.72	$18.37	$18.17
Income from Investment Operations
Net investment income (loss)A	.21	.37	.25	.26	.21
Net realized and unrealized gain (loss)	4.02	4.88	(2.38)	3.96	.89
Total from investment operations	4.23	5.25	(2.13)	4.22	1.10
Distributions from net investment income	(.21)	(.37)	(.23)	(.23)	(.23)
Distributions from net realized gain	(1.16)	(.75)	(.45)	(.64)	(.67)
Total distributions	(1.36)B	(1.12)	(.68)	(.87)	(.90)
Net asset value, end of period	$25.91	$23.04	$18.91	$21.72	$18.37
Total ReturnC,D	19.16%	28.39%	(9.94)%	23.42%	6.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.97%	1.76%	1.16%	1.29%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$85,197	$63,170	$48,429	$45,492	$22,986
Portfolio turnover rateG	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.95	$18.84	$21.65	$18.30	$18.12
Income from Investment Operations
Net investment income (loss)A	.18	.34	.22	.23	.18
Net realized and unrealized gain (loss)	4.00	4.86	(2.38)	3.95	.87
Total from investment operations	4.18	5.20	(2.16)	4.18	1.05
Distributions from net investment income	(.17)	(.34)	(.20)	(.19)	(.20)
Distributions from net realized gain	(1.15)	(.75)	(.45)	(.64)	(.67)
Total distributions	(1.33)B	(1.09)	(.65)	(.83)	(.87)
Net asset value, end of period	$25.80	$22.95	$18.84	$21.65	$18.30
Total ReturnC,D	18.99%	28.23%	(10.12)%	23.30%	6.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.82%	1.61%	1.01%	1.14%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$30,980	$23,721	$15,391	$16,380	$15,086
Portfolio turnover rateG	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2045 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	147,400	$7,100,261
VIP Equity-Income Portfolio Initial Class (a)	313,501	7,492,668
VIP Growth & Income Portfolio Initial Class (a)	381,680	8,534,374
VIP Growth Portfolio Initial Class (a)	70,248	7,235,530
VIP Mid Cap Portfolio Initial Class (a)	53,448	2,069,512
VIP Value Portfolio Initial Class (a)	343,615	5,480,655
VIP Value Strategies Portfolio Initial Class (a)	197,884	2,681,333
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,447,618)		40,594,333

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	917,475	13,532,750
VIP Overseas Portfolio Initial Class (a)	765,206	20,293,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,767,139)		33,826,019

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	148,318	1,637,430
Fidelity Long-Term Treasury Bond Index Fund (a)	118,094	1,883,597
VIP High Income Portfolio Initial Class (a)	307,776	1,634,291
VIP Investment Grade Bond Portfolio Initial Class (a)	142,192	2,003,485
TOTAL BOND FUNDS
(Cost $6,770,176)		7,158,803

Short-Term Funds - 0.2%
Fidelity Cash Central Fund 0.11% (b)	899	900
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	163,305	163,305
TOTAL SHORT-TERM FUNDS
(Cost $164,205)		164,205
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $65,149,138)		81,743,360
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,889)
NET ASSETS - 100%		$81,729,471

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,140,493	$931,887	$543,957	$18,660	$590	$108,417	$1,637,430
Fidelity Long-Term Treasury Bond Index Fund	1,438,753	1,307,774	1,029,686	64,254	84,678	82,078	1,883,597
VIP Contrafund Portfolio Initial Class	4,864,921	2,912,754	2,132,246	41,258	30,604	1,424,228	7,100,261
VIP Emerging Markets Portfolio Initial Class	7,918,408	5,540,869	2,253,600	1,064,012	8,143	2,318,930	13,532,750
VIP Equity-Income Portfolio Initial Class	5,137,967	3,378,140	1,339,557	336,721	(34,061)	350,179	7,492,668
VIP Government Money Market Portfolio Initial Class 0.01%	571,302	2,007,526	2,415,523	2,919	--	--	163,305
VIP Growth & Income Portfolio Initial Class	5,858,089	3,992,134	1,721,593	433,861	(22,980)	428,724	8,534,374
VIP Growth Portfolio Initial Class	4,972,337	2,903,653	2,203,882	527,637	32,864	1,530,558	7,235,530
VIP High Income Portfolio Initial Class	1,143,288	880,643	365,554	73,388	(12,354)	(11,732)	1,634,291
VIP Investment Grade Bond Portfolio Initial Class	1,395,945	1,963,972	1,440,541	39,792	(3,549)	87,658	2,003,485
VIP Mid Cap Portfolio Initial Class	1,426,819	740,925	479,113	10,540	(19,646)	400,527	2,069,512
VIP Overseas Portfolio Initial Class	15,418,324	7,722,735	5,470,486	147,436	(82,073)	2,704,769	20,293,269
VIP Value Portfolio Initial Class	3,774,526	2,783,719	1,531,683	205,010	(68,030)	522,123	5,480,655
VIP Value Strategies Portfolio Initial Class	1,849,557	1,361,271	789,958	119,943	(71,264)	331,727	2,681,333
	56,910,729	38,428,002	23,717,379	3,085,431	(157,078)	10,278,186	81,742,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$40,594,333	$40,594,333	$--	$--
International Equity Funds	33,826,019	33,826,019	--	--
Bond Funds	7,158,803	7,158,803	--	--
Short-Term Funds	164,205	164,205	--	--
Total Investments in Securities:	$81,743,360	$81,743,360	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $900)	$900
Other affiliated issuers (cost $65,148,238)	81,742,460
Total Investment in Securities (cost $65,149,138)		$81,743,360
Receivable for investments sold		717,792
Receivable for fund shares sold		137,731
Total assets		82,598,883
Liabilities
Payable for investments purchased	$775,111
Payable for fund shares redeemed	80,408
Distribution and service plan fees payable	13,893
Total liabilities		869,412
Net Assets		$81,729,471
Net Assets consist of:
Paid in capital		$63,842,321
Total accumulated earnings (loss)		17,887,150
Net Assets		$81,729,471
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,281,506 ÷ 202,406 shares)		$26.09
Service Class:
Net Asset Value, offering price and redemption price per share ($13,322,345 ÷ 511,750 shares)		$26.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($63,125,620 ÷ 2,436,904 shares)		$25.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$695,464
Expenses
Distribution and service plan fees	$132,108
Independent trustees' fees and expenses	194
Total expenses before reductions	132,302
Expense reductions	(13)
Total expenses after reductions		132,289
Net investment income (loss)		563,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(157,078)
Capital gain distributions from underlying funds:
Affiliated issuers	2,389,967
Total net realized gain (loss)		2,232,889
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	10,278,186
Total change in net unrealized appreciation (depreciation)		10,278,186
Net gain (loss)		12,511,075
Net increase (decrease) in net assets resulting from operations		$13,074,250

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$563,175	$806,330
Net realized gain (loss)	2,232,889	2,316,712
Change in net unrealized appreciation (depreciation)	10,278,186	7,695,918
Net increase (decrease) in net assets resulting from operations	13,074,250	10,818,960
Distributions to shareholders	(3,303,391)	(2,203,901)
Share transactions - net increase (decrease)	15,056,889	13,505,541
Total increase (decrease) in net assets	24,827,748	22,120,600
Net Assets
Beginning of period	56,901,723	34,781,123
End of period	$81,729,471	$56,901,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.08	$18.91	$21.64	$18.31	$18.03
Income from Investment Operations
Net investment income (loss)A	.25	.43	.27	.30	.28
Net realized and unrealized gain (loss)	4.03	4.85	(2.39)	3.93	.83
Total from investment operations	4.28	5.28	(2.12)	4.23	1.11
Distributions from net investment income	(.22)	(.37)	(.25)	(.24)	(.24)
Distributions from net realized gain	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(1.27)	(1.11)	(.61)B	(.90)	(.83)
Net asset value, end of period	$26.09	$23.08	$18.91	$21.64	$18.31
Total ReturnC,D	19.27%	28.57%	(9.89)%	23.59%	6.80%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.12%	2.01%	1.25%	1.46%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,282	$3,686	$2,583	$1,491	$789
Portfolio turnover rateG	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$18.88	$21.61	$18.30	$18.02
Income from Investment Operations
Net investment income (loss)A	.23	.41	.24	.28	.26
Net realized and unrealized gain (loss)	4.02	4.83	(2.37)	3.92	.84
Total from investment operations	4.25	5.24	(2.13)	4.20	1.10
Distributions from net investment income	(.21)	(.35)	(.23)	(.23)	(.23)
Distributions from net realized gain	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(1.25)B	(1.09)	(.60)	(.89)	(.82)
Net asset value, end of period	$26.03	$23.03	$18.88	$21.61	$18.30
Total ReturnC,D	19.18%	28.40%	(9.97)%	23.42%	6.73%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.02%	1.91%	1.15%	1.36%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$13,322	$7,345	$3,900	$1,923	$396
Portfolio turnover rateF	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.93	$18.80	$21.52	$18.22	$17.95
Income from Investment Operations
Net investment income (loss)A	.19	.37	.21	.24	.23
Net realized and unrealized gain (loss)	4.00	4.82	(2.37)	3.92	.84
Total from investment operations	4.19	5.19	(2.16)	4.16	1.07
Distributions from net investment income	(.17)	(.33)	(.20)	(.20)	(.20)
Distributions from net realized gain	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(1.22)	(1.06)B	(.56)B	(.86)	(.80)B
Net asset value, end of period	$25.90	$22.93	$18.80	$21.52	$18.22
Total ReturnC,D	18.97%	28.25%	(10.13)%	23.30%	6.56%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.87%	1.76%	1.00%	1.21%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$63,126	$45,871	$28,298	$27,399	$16,671
Portfolio turnover rateF	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2050 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	123,521	$5,950,011
VIP Equity-Income Portfolio Initial Class (a)	262,710	6,278,779
VIP Growth & Income Portfolio Initial Class (a)	319,852	7,151,897
VIP Growth Portfolio Initial Class (a)	58,867	6,063,332
VIP Mid Cap Portfolio Initial Class (a)	44,789	1,734,234
VIP Value Portfolio Initial Class (a)	287,948	4,592,766
VIP Value Strategies Portfolio Initial Class (a)	165,827	2,246,949
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,920,651)		34,017,968

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	768,878	11,340,951
VIP Overseas Portfolio Initial Class (a)	641,247	17,005,863
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,520,245)		28,346,814

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	124,293	1,372,191
Fidelity Long-Term Treasury Bond Index Fund (a)	98,962	1,578,446
VIP High Income Portfolio Initial Class (a)	257,923	1,369,570
VIP Investment Grade Bond Portfolio Initial Class (a)	119,159	1,678,955
TOTAL BOND FUNDS
(Cost $5,642,118)		5,999,162

Short-Term Funds - 0.2%
Fidelity Cash Central Fund 0.11% (b)	615	616
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	136,874	136,874
TOTAL SHORT-TERM FUNDS
(Cost $137,490)		137,490
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,220,504)		68,501,434
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,324)
NET ASSETS - 100%		$68,493,110

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$904,084	$896,386	$517,196	$15,490	$723	$88,194	$1,372,191
Fidelity Long-Term Treasury Bond Index Fund	1,140,494	1,229,102	927,825	52,437	75,004	61,671	1,578,446
VIP Contrafund Portfolio Initial Class	3,856,590	2,801,187	1,886,845	33,668	2,262	1,176,817	5,950,011
VIP Emerging Markets Portfolio Initial Class	6,276,851	5,562,264	2,427,827	867,372	17,498	1,912,165	11,340,951
VIP Equity-Income Portfolio Initial Class	4,073,007	3,306,829	1,347,837	274,720	(47,406)	294,186	6,278,779
VIP Government Money Market Portfolio Initial Class 0.01%	452,878	1,752,322	2,068,326	2,403	--	--	136,874
VIP Growth & Income Portfolio Initial Class	4,643,886	3,856,067	1,662,250	353,924	(44,292)	358,486	7,151,897
VIP Growth Portfolio Initial Class	3,941,747	2,847,666	1,999,255	431,717	(3,467)	1,276,641	6,063,332
VIP High Income Portfolio Initial Class	906,306	830,109	346,305	59,111	(9,949)	(10,591)	1,369,570
VIP Investment Grade Bond Portfolio Initial Class	1,106,583	1,766,295	1,262,807	32,072	(886)	69,770	1,678,955
VIP Mid Cap Portfolio Initial Class	1,131,076	791,246	497,659	8,507	(8,511)	318,082	1,734,234
VIP Overseas Portfolio Initial Class	12,222,930	7,758,065	5,101,271	119,686	(75,012)	2,201,151	17,005,863
VIP Value Portfolio Initial Class	2,992,189	2,708,864	1,471,570	167,391	(65,610)	428,893	4,592,766
VIP Value Strategies Portfolio Initial Class	1,466,200	1,345,957	774,216	98,091	(48,717)	257,725	2,246,949
	45,114,821	37,452,359	22,291,189	2,516,589	(208,363)	8,433,190	68,500,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$34,017,968	$34,017,968	$--	$--
International Equity Funds	28,346,814	28,346,814	--	--
Bond Funds	5,999,162	5,999,162	--	--
Short-Term Funds	137,490	137,490	--	--
Total Investments in Securities:	$68,501,434	$68,501,434	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $616)	$616
Other affiliated issuers (cost $54,219,888)	68,500,818
Total Investment in Securities (cost $54,220,504)		$68,501,434
Cash		1
Receivable for investments sold		529,277
Receivable for fund shares sold		362,837
Total assets		69,393,549
Liabilities
Payable for investments purchased	$794,360
Payable for fund shares redeemed	97,754
Distribution and service plan fees payable	8,325
Total liabilities		900,439
Net Assets		$68,493,110
Net Assets consist of:
Paid in capital		$53,535,477
Total accumulated earnings (loss)		14,957,633
Net Assets		$68,493,110
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,643,629 ÷ 581,708 shares)		$23.45
Service Class:
Net Asset Value, offering price and redemption price per share ($21,593,459 ÷ 923,026 shares)		$23.39
Service Class 2:
Net Asset Value, offering price and redemption price per share ($33,256,022 ÷ 1,426,936 shares)		$23.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$561,217
Income from Fidelity Central Funds		1
Total income		561,218
Expenses
Distribution and service plan fees	$77,374
Independent trustees' fees and expenses	161
Total expenses before reductions	77,535
Expense reductions	(6)
Total expenses after reductions		77,529
Net investment income (loss)		483,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(208,363)
Capital gain distributions from underlying funds:
Affiliated issuers	1,955,372
Total net realized gain (loss)		1,747,009
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,433,190
Total change in net unrealized appreciation (depreciation)		8,433,190
Net gain (loss)		10,180,199
Net increase (decrease) in net assets resulting from operations		$10,663,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$483,689	$667,581
Net realized gain (loss)	1,747,009	2,041,696
Change in net unrealized appreciation (depreciation)	8,433,190	6,094,654
Net increase (decrease) in net assets resulting from operations	10,663,888	8,803,931
Distributions to shareholders	(2,599,691)	(1,709,491)
Share transactions - net increase (decrease)	15,318,743	10,495,898
Total increase (decrease) in net assets	23,382,940	17,590,338
Net Assets
Beginning of period	45,110,170	27,519,832
End of period	$68,493,110	$45,110,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.68	$16.88	$19.50	$16.55	$16.42
Income from Investment Operations
Net investment income (loss)A	.22	.37	.26	.23	.25
Net realized and unrealized gain (loss)	3.63	4.36	(2.15)	3.58	.75
Total from investment operations	3.85	4.73	(1.89)	3.81	1.00
Distributions from net investment income	(.20)	(.34)	(.21)	(.24)	(.25)
Distributions from net realized gain	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(1.08)	(.93)	(.73)	(.86)B	(.87)
Net asset value, end of period	$23.45	$20.68	$16.88	$19.50	$16.55
Total ReturnC,D	19.28%	28.51%	(9.89)%	23.52%	6.84%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	- %G	-%	-%
Expenses net of all reductions	- %G	- %G	- %G	-%	-%
Net investment income (loss)	1.08%	1.96%	1.35%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$13,644	$10,317	$7,056	$5,826	$4,171
Portfolio turnover rateH	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.63	$16.84	$19.47	$16.52	$16.39
Income from Investment Operations
Net investment income (loss)A	.20	.35	.24	.21	.24
Net realized and unrealized gain (loss)	3.62	4.35	(2.15)	3.59	.74
Total from investment operations	3.82	4.70	(1.91)	3.80	.98
Distributions from net investment income	(.18)	(.32)	(.20)	(.22)	(.23)
Distributions from net realized gain	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(1.06)	(.91)	(.72)	(.85)	(.85)
Net asset value, end of period	$23.39	$20.63	$16.84	$19.47	$16.52
Total ReturnB,C	19.17%	28.39%	(10.03)%	23.46%	6.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.98%	1.86%	1.25%	1.17%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$21,593	$14,242	$10,203	$6,748	$4,205
Portfolio turnover rateF	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.57	$16.80	$19.42	$16.47	$16.35
Income from Investment Operations
Net investment income (loss)A	.17	.32	.21	.18	.21
Net realized and unrealized gain (loss)	3.60	4.34	(2.13)	3.58	.74
Total from investment operations	3.77	4.66	(1.92)	3.76	.95
Distributions from net investment income	(.15)	(.30)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(1.03)	(.89)	(.70)	(.81)	(.83)
Net asset value, end of period	$23.31	$20.57	$16.80	$19.42	$16.47
Total ReturnB,C	18.99%	28.22%	(10.13)%	23.30%	6.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.83%	1.71%	1.10%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$33,256	$20,551	$10,262	$8,285	$9,472
Portfolio turnover rateF	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2055 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	4,360	$210,005
VIP Equity-Income Portfolio Initial Class (a)	9,272	221,608
VIP Growth & Income Portfolio Initial Class (a)	11,289	252,425
VIP Growth Portfolio Initial Class (a)	2,078	214,009
VIP Mid Cap Portfolio Initial Class (a)	1,581	61,211
VIP Value Portfolio Initial Class (a)	10,163	162,102
VIP Value Strategies Portfolio Initial Class (a)	5,853	79,305
TOTAL DOMESTIC EQUITY FUNDS
(Cost $986,536)		1,200,665

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	27,135	400,235
VIP Overseas Portfolio Initial Class (a)	22,634	600,262
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $810,052)		1,000,497

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	4,387	48,435
Fidelity Long-Term Treasury Bond Index Fund (a)	3,493	55,713
VIP High Income Portfolio Initial Class (a)	9,104	48,342
VIP Investment Grade Bond Portfolio Initial Class (a)	4,206	59,263
TOTAL BOND FUNDS
(Cost $202,394)		211,753

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $4,835)	4,835	4,835
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,003,817)		2,417,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		(267)
NET ASSETS - 100%		$2,417,483

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$27,161	$42,535	$24,109	$532	$7	$2,841	$48,435
Fidelity Long-Term Treasury Bond Index Fund	34,259	55,483	37,815	1,754	1,443	2,343	55,713
VIP Contrafund Portfolio Initial Class	115,869	148,438	94,919	1,047	1,279	39,338	210,005
VIP Emerging Markets Portfolio Initial Class	188,567	280,713	144,294	27,103	3,575	71,674	400,235
VIP Equity-Income Portfolio Initial Class	122,369	164,611	77,764	8,548	(2,105)	14,497	221,608
VIP Government Money Market Portfolio Initial Class 0.01%	13,605	58,259	67,029	73	--	--	4,835
VIP Growth & Income Portfolio Initial Class	139,521	191,617	94,670	11,020	(2,159)	18,116	252,425
VIP Growth Portfolio Initial Class	118,429	148,493	98,254	13,216	2,302	43,039	214,009
VIP High Income Portfolio Initial Class	27,229	40,133	18,727	1,977	(388)	95	48,342
VIP Investment Grade Bond Portfolio Initial Class	33,246	74,918	51,165	1,069	(23)	2,287	59,263
VIP Mid Cap Portfolio Initial Class	33,982	41,236	25,411	281	92	11,312	61,211
VIP Overseas Portfolio Initial Class	367,236	413,584	259,975	3,832	1,208	78,209	600,262
VIP Value Portfolio Initial Class	89,896	128,732	72,748	5,186	(1,852)	18,074	162,102
VIP Value Strategies Portfolio Initial Class	44,049	63,901	37,826	3,010	(890)	10,071	79,305
	1,355,418	1,852,653	1,104,706	78,648	2,489	311,896	2,417,750
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,200,665	$1,200,665	$--	$--
International Equity Funds	1,000,497	1,000,497	--	--
Bond Funds	211,753	211,753	--	--
Short-Term Funds	4,835	4,835	--	--
Total Investments in Securities:	$2,417,750	$2,417,750	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,003,817)	$2,417,750
Total Investment in Securities (cost $2,003,817)		$2,417,750
Cash		16
Receivable for investments sold		16,622
Receivable for fund shares sold		12,674
Total assets		2,447,062
Liabilities
Payable for investments purchased	$29,199
Payable for fund shares redeemed	95
Distribution and service plan fees payable	285
Total liabilities		29,579
Net Assets		$2,417,483
Net Assets consist of:
Paid in capital		$1,999,179
Total accumulated earnings (loss)		418,304
Net Assets		$2,417,483
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($423,014 ÷ 33,398 shares)		$12.67
Service Class:
Net Asset Value, offering price and redemption price per share ($814,151 ÷ 64,306 shares)		$12.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,180,318 ÷ 93,316 shares)		$12.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$18,680
Expenses
Distribution and service plan fees	$2,520
Independent trustees' fees and expenses	5
Total expenses		2,525
Net investment income (loss)		16,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,489
Capital gain distributions from underlying funds:
Affiliated issuers	59,968
Total net realized gain (loss)		62,457
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	311,896
Total change in net unrealized appreciation (depreciation)		311,896
Net gain (loss)		374,353
Net increase (decrease) in net assets resulting from operations		$390,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,155	$15,338
Net realized gain (loss)	62,457	7,811
Change in net unrealized appreciation (depreciation)	311,896	102,037
Net increase (decrease) in net assets resulting from operations	390,508	125,186
Distributions to shareholders	(75,641)	(21,749)
Share transactions - net increase (decrease)	747,309	1,251,870
Total increase (decrease) in net assets	1,062,176	1,355,307
Net Assets
Beginning of period	1,355,307	–
End of period	$2,417,483	$1,355,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.16
Net realized and unrealized gain (loss)	1.99	1.02
Total from investment operations	2.11	1.18
Distributions from net investment income	(.10)	(.15)
Distributions from net realized gain	(.32)	(.06)
Total distributions	(.42)	(.20)C
Net asset value, end of period	$12.67	$10.98
Total ReturnD,E	19.28%	11.85%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	1.09%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$423	$366
Portfolio turnover rateI	64%	24%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15
Net realized and unrealized gain (loss)	1.99	1.03
Total from investment operations	2.10	1.18
Distributions from net investment income	(.09)	(.14)
Distributions from net realized gain	(.32)	(.06)
Total distributions	(.42)C	(.20)
Net asset value, end of period	$12.66	$10.98
Total ReturnD,E	19.11%	11.78%
Ratios to Average Net AssetsF
Expenses before reductions	.10%	.10%G
Expenses net of fee waivers, if any	.10%	.10%G
Expenses net of all reductions	.10%	.10%G
Net investment income (loss)	.99%	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$814	$399
Portfolio turnover rateH	64%	24%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14
Net realized and unrealized gain (loss)	1.99	1.02
Total from investment operations	2.08	1.16
Distributions from net investment income	(.08)	(.13)
Distributions from net realized gain	(.32)	(.06)
Total distributions	(.40)	(.19)
Net asset value, end of period	$12.65	$10.97
Total ReturnC,D	19.01%	11.60%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%F
Expenses net of fee waivers, if any	.25%	.25%F
Expenses net of all reductions	.25%	.25%F
Net investment income (loss)	.84%	1.87%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,180	$590
Portfolio turnover rateG	64%	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2060 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,221	$444,197
VIP Equity-Income Portfolio Initial Class (a)	19,613	468,745
VIP Growth & Income Portfolio Initial Class (a)	23,878	533,919
VIP Growth Portfolio Initial Class (a)	4,395	452,658
VIP Mid Cap Portfolio Initial Class (a)	3,344	129,472
VIP Value Portfolio Initial Class (a)	21,497	342,874
VIP Value Strategies Portfolio Initial Class (a)	12,380	167,744
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,110,761)		2,539,609

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	57,392	846,529
VIP Overseas Portfolio Initial Class (a)	47,874	1,269,625
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,748,760)		2,116,154

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	9,279	102,445
Fidelity Long-Term Treasury Bond Index Fund (a)	7,388	117,844
VIP High Income Portfolio Initial Class (a)	19,256	102,247
VIP Investment Grade Bond Portfolio Initial Class (a)	8,896	125,346
TOTAL BOND FUNDS
(Cost $432,818)		447,882

Short-Term Funds - 0.2%
Fidelity Cash Central Fund 0.11% (b)	16	16
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	10,223	10,223
TOTAL SHORT-TERM FUNDS
(Cost $10,239)		10,239
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,302,578)		5,113,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(511)
NET ASSETS - 100%		$5,113,373

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,795	$123,065	$52,122	$1,141	$90	$5,617	$102,445
Fidelity Long-Term Treasury Bond Index Fund	32,543	158,984	79,970	3,735	2,645	3,642	117,844
VIP Contrafund Portfolio Initial Class	110,037	450,734	195,692	2,320	(969)	80,087	444,197
VIP Emerging Markets Portfolio Initial Class	179,077	821,855	306,218	60,057	(4,168)	155,983	846,529
VIP Equity-Income Portfolio Initial Class	116,210	495,910	169,052	18,943	(12,455)	38,132	468,745
VIP Government Money Market Portfolio Initial Class 0.01%	12,921	141,005	143,703	141	--	--	10,223
VIP Growth & Income Portfolio Initial Class	132,498	577,659	209,057	24,423	(12,664)	45,483	533,919
VIP Growth Portfolio Initial Class	112,466	459,331	205,774	29,302	(2,014)	88,649	452,658
VIP High Income Portfolio Initial Class	25,858	118,026	40,562	4,374	(805)	(270)	102,247
VIP Investment Grade Bond Portfolio Initial Class	31,573	199,255	109,561	2,365	(187)	4,266	125,346
VIP Mid Cap Portfolio Initial Class	32,271	126,718	53,620	622	(3,086)	27,189	129,472
VIP Overseas Portfolio Initial Class	348,753	1,316,274	560,791	8,485	(4,262)	169,651	1,269,625
VIP Value Portfolio Initial Class	85,372	380,444	157,855	11,492	(20,817)	55,730	342,874
VIP Value Strategies Portfolio Initial Class	41,832	185,597	79,227	6,674	(11,559)	31,101	167,744
	1,287,206	5,554,857	2,363,204	174,074	(70,251)	705,260	5,113,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,539,609	$2,539,609	$--	$--
International Equity Funds	2,116,154	2,116,154	--	--
Bond Funds	447,882	447,882	--	--
Short-Term Funds	10,239	10,239	--	--
Total Investments in Securities:	$5,113,884	$5,113,884	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16)	$16
Other affiliated issuers (cost $4,302,562)	5,113,868
Total Investment in Securities (cost $4,302,578)		$5,113,884
Cash		1
Receivable for investments sold		43,641
Receivable for fund shares sold		3,573
Total assets		5,161,099
Liabilities
Payable for investments purchased	$47,159
Payable for fund shares redeemed	53
Distribution and service plan fees payable	514
Total liabilities		47,726
Net Assets		$5,113,373
Net Assets consist of:
Paid in capital		$4,376,698
Total accumulated earnings (loss)		736,675
Net Assets		$5,113,373
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($421,894 ÷ 33,347 shares)		$12.65
Service Class:
Net Asset Value, offering price and redemption price per share ($3,530,274 ÷ 279,174 shares)		$12.65
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,161,205 ÷ 91,917 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$41,115
Income from Fidelity Central Funds		1
Total income		41,116
Expenses
Distribution and service plan fees	$4,193
Independent trustees' fees and expenses	10
Total expenses		4,203
Net investment income (loss)		36,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(70,251)
Capital gain distributions from underlying funds:
Affiliated issuers	132,959
Total net realized gain (loss)		62,708
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	705,260
Total change in net unrealized appreciation (depreciation)		705,260
Net gain (loss)		767,968
Net increase (decrease) in net assets resulting from operations		$804,881

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,913	$16,110
Net realized gain (loss)	62,708	6,977
Change in net unrealized appreciation (depreciation)	705,260	106,046
Net increase (decrease) in net assets resulting from operations	804,881	129,133
Distributions to shareholders	(175,724)	(21,614)
Share transactions - net increase (decrease)	3,197,125	1,179,572
Total increase (decrease) in net assets	3,826,282	1,287,091
Net Assets
Beginning of period	1,287,091	–
End of period	$5,113,373	$1,287,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.16
Net realized and unrealized gain (loss)	1.99	1.02
Total from investment operations	2.12	1.18
Distributions from net investment income	(.11)	(.15)
Distributions from net realized gain	(.35)	(.05)
Total distributions	(.46)	(.19)C
Net asset value, end of period	$12.65	$10.99
Total ReturnD,E	19.30%	11.86%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	- %I
Expenses net of fee waivers, if anyH	-%	- %I
Expenses net of all reductionsH	-%	- %I
Net investment income (loss)	1.18%	2.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$422	$366
Portfolio turnover rateJ	68%	23%I

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	1.99	1.03
Total from investment operations	2.11	1.18
Distributions from net investment income	(.10)	(.14)
Distributions from net realized gain	(.35)	(.05)
Total distributions	(.45)	(.19)
Net asset value, end of period	$12.65	$10.99
Total ReturnC,D	19.22%	11.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%G
Expenses net of fee waivers, if any	.10%	.10%G
Expenses net of all reductions	.10%	.10%G
Net investment income (loss)	1.08%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,530	$445
Portfolio turnover rateH	68%	23%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.14
Net realized and unrealized gain (loss)	1.99	1.02
Total from investment operations	2.09	1.16
Distributions from net investment income	(.09)	(.13)
Distributions from net realized gain	(.35)	(.05)
Total distributions	(.44)	(.18)
Net asset value, end of period	$12.63	$10.98
Total ReturnC,D	19.04%	11.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%G
Expenses net of fee waivers, if any	.25%	.25%G
Expenses net of all reductions	.25%	.25%G
Net investment income (loss)	.93%	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,161	$475
Portfolio turnover rateH	68%	23%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	24.8
VIP Emerging Markets Portfolio Initial Class	16.6
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.4%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2065 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,327	$112,096
VIP Equity-Income Portfolio Initial Class (a)	4,949	118,290
VIP Growth & Income Portfolio Initial Class (a)	6,026	134,735
VIP Growth Portfolio Initial Class (a)	1,109	114,229
VIP Mid Cap Portfolio Initial Class (a)	845	32,734
VIP Value Portfolio Initial Class (a)	5,425	86,527
VIP Value Strategies Portfolio Initial Class (a)	3,120	42,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $515,575)		640,881

International Equity Funds - 41.4%
VIP Emerging Markets Portfolio Initial Class (a)	14,477	213,543
VIP Overseas Portfolio Initial Class (a)	12,083	320,449
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $420,118)		533,992

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,342	25,854
Fidelity Long-Term Treasury Bond Index Fund (a)	1,865	29,742
VIP High Income Portfolio Initial Class (a)	4,859	25,802
VIP Investment Grade Bond Portfolio Initial Class (a)	2,245	31,633
TOTAL BOND FUNDS
(Cost $106,500)		113,031

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,581)	2,581	2,581
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,044,774)		1,290,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114)
NET ASSETS - 100%		$1,290,371

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$21,972	$10,939	$9,005	$313	$19	$1,929	$25,854
Fidelity Long-Term Treasury Bond Index Fund	27,720	16,525	17,836	1,098	1,963	1,370	29,742
VIP Contrafund Portfolio Initial Class	93,727	25,661	32,064	749	1,728	23,044	112,096
VIP Emerging Markets Portfolio Initial Class	152,539	59,530	35,714	19,221	2,398	34,790	213,543
VIP Equity-Income Portfolio Initial Class	98,985	35,100	19,386	6,109	27	3,564	118,290
VIP Government Money Market Portfolio Initial Class 0.01%	11,006	33,886	42,311	55	--	--	2,581
VIP Growth & Income Portfolio Initial Class	112,859	42,783	25,671	7,866	369	4,395	134,735
VIP Growth Portfolio Initial Class	95,796	26,933	34,685	9,730	1,074	25,111	114,229
VIP High Income Portfolio Initial Class	22,026	9,539	5,206	1,232	(250)	(307)	25,802
VIP Investment Grade Bond Portfolio Initial Class	26,893	28,124	24,904	671	(75)	1,595	31,633
VIP Mid Cap Portfolio Initial Class	27,488	6,926	7,699	179	119	5,900	32,734
VIP Overseas Portfolio Initial Class	297,059	62,347	80,854	2,597	283	41,614	320,449
VIP Value Portfolio Initial Class	72,718	31,993	24,021	3,738	(24)	5,861	86,527
VIP Value Strategies Portfolio Initial Class	35,632	16,031	12,916	2,206	(486)	4,009	42,270
	1,096,420	406,317	372,272	55,764	7,145	152,875	1,290,485

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$640,881	$640,881	$--	$--
International Equity Funds	533,992	533,992	--	--
Bond Funds	113,031	113,031	--	--
Short-Term Funds	2,581	2,581	--	--
Total Investments in Securities:	$1,290,485	$1,290,485	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,044,774)	$1,290,485
Total Investment in Securities (cost $1,044,774)		$1,290,485
Cash		16
Receivable for investments sold		11,663
Total assets		1,302,164
Liabilities
Payable for investments purchased	$11,616
Payable for fund shares redeemed	45
Distribution and service plan fees payable	132
Total liabilities		11,793
Net Assets		$1,290,371
Net Assets consist of:
Paid in capital		$1,040,593
Total accumulated earnings (loss)		249,778
Net Assets		$1,290,371
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($415,607 ÷ 33,334 shares)		$12.47
Service Class:
Net Asset Value, offering price and redemption price per share ($415,502 ÷ 33,334 shares)		$12.46
Service Class 2:
Net Asset Value, offering price and redemption price per share ($459,262 ÷ 36,863 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$11,759
Expenses
Distribution and service plan fees	$1,298
Independent trustees' fees and expenses	4
Total expenses		1,302
Net investment income (loss)		10,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7,145
Capital gain distributions from underlying funds:
Affiliated issuers	44,005
Total net realized gain (loss)		51,150
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	152,875
Total change in net unrealized appreciation (depreciation)		152,875
Net gain (loss)		204,025
Net increase (decrease) in net assets resulting from operations		$214,482

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,457	$14,029
Net realized gain (loss)	51,150	10,333
Change in net unrealized appreciation (depreciation)	152,875	92,836
Net increase (decrease) in net assets resulting from operations	214,482	117,198
Distributions to shareholders	(61,034)	(20,866)
Share transactions - net increase (decrease)	40,591	1,000,000
Total increase (decrease) in net assets	194,039	1,096,332
Net Assets
Beginning of period	1,096,332	–
End of period	$1,290,371	$1,096,332

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	1.99	1.03
Total from investment operations	2.11	1.18
Distributions from net investment income	(.11)	(.15)
Distributions from net realized gain	(.49)	(.07)
Total distributions	(.60)	(.22)
Net asset value, end of period	$12.47	$10.96
Total ReturnC,D	19.35%	11.79%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	- %G
Expenses net of fee waivers, if anyF	-%	- %G
Expenses net of all reductionsF	-%	- %G
Net investment income (loss)	1.07%	2.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$416	$365
Portfolio turnover rateH	34%	24%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.14
Net realized and unrealized gain (loss)	1.98	1.03
Total from investment operations	2.09	1.17
Distributions from net investment income	(.10)	(.14)
Distributions from net realized gain	(.49)	(.07)
Total distributions	(.59)	(.21)
Net asset value, end of period	$12.46	$10.96
Total ReturnC,D	19.16%	11.72%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%F
Expenses net of fee waivers, if any	.10%	.10%F
Expenses net of all reductions	.10%	.10%F
Net investment income (loss)	.97%	1.91%F
Supplemental Data
Net assets, end of period (000 omitted)	$416	$365
Portfolio turnover rateG	34%	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	1.99	1.03
Total from investment operations	2.08	1.16
Distributions from net investment income	(.09)	(.13)
Distributions from net realized gain	(.49)	(.07)
Total distributions	(.58)	(.20)
Net asset value, end of period	$12.46	$10.96
Total ReturnC,D	19.03%	11.61%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%F
Expenses net of fee waivers, if any	.25%	.25%F
Expenses net of all reductions	.25%	.25%F
Net investment income (loss)	.82%	1.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$459	$365
Portfolio turnover rateG	34%	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$68,957,303	$8,332,678	$(98,849)	$8,233,829
VIP Freedom 2005 Portfolio	13,954,447	2,107,202	(20,150)	2,087,052
VIP Freedom 2010 Portfolio	296,809,142	67,114,894	(404,912)	66,709,982
VIP Freedom 2015 Portfolio	74,100,779	25,053,553	(85,779)	24,967,774
VIP Freedom 2020 Portfolio	571,606,739	210,278,227	(392,787)	209,885,440
VIP Freedom 2025 Portfolio	249,282,747	66,689,478	(299,113)	66,390,365
VIP Freedom 2030 Portfolio	403,404,056	130,203,963	(680,099)	129,523,864
VIP Freedom 2035 Portfolio	127,561,550	29,406,322	(372,686)	29,033,636
VIP Freedom 2040 Portfolio	117,059,148	33,769,714	(274,187)	33,495,527
VIP Freedom 2045 Portfolio	65,880,353	16,041,769	(178,762)	15,863,007
VIP Freedom 2050 Portfolio	55,196,178	13,555,908	(250,652)	13,305,256
VIP Freedom 2055 Portfolio	2,008,434	411,298	(1,982)	409,316
VIP Freedom 2060 Portfolio	4,380,788	737,867	(4,771)	733,096
VIP Freedom 2065 Portfolio	1,047,543	243,612	(670)	242,942

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income Portfolio	$137,144	$873,311	$8,233,829
VIP Freedom 2005 Portfolio	32,320	246,111	2,087,052
VIP Freedom 2010 Portfolio	698,589	8,883,609	66,709,982
VIP Freedom 2015 Portfolio	166,767	2,919,188	24,967,774
VIP Freedom 2020 Portfolio	1,291,595	31,582,243	209,885,440
VIP Freedom 2025 Portfolio	338,398	7,009,470	66,390,365
VIP Freedom 2030 Portfolio	314,450	15,664,198	129,523,864
VIP Freedom 2035 Portfolio	60,662	3,883,076	29,033,636
VIP Freedom 2040 Portfolio	15,880	4,281,357	33,495,527
VIP Freedom 2045 Portfolio	14,625	2,009,516	15,863,007
VIP Freedom 2050 Portfolio	2,266	1,650,112	13,305,256
VIP Freedom 2055 Portfolio	5,226	3,763	409,316
VIP Freedom 2060 Portfolio	1,105	2,474	733,096
VIP Freedom 2065 Portfolio	1,777	5,059	242,942

Due to large subscriptions in the period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income Portfolio	$1,148,041	$828,360	$1,976,401
VIP Freedom 2005 Portfolio	276,488	300,526	577,014
VIP Freedom 2010 Portfolio	5,642,325	12,327,910	17,970,235
VIP Freedom 2015 Portfolio	1,784,373	3,862,034	5,646,407
VIP Freedom 2020 Portfolio	11,512,339	39,623,551	51,135,890
VIP Freedom 2025 Portfolio	4,908,286	9,224,783	14,133,069
VIP Freedom 2030 Portfolio	7,496,261	19,055,542	26,551,803
VIP Freedom 2035 Portfolio	2,120,394	4,364,860	6,485,254
VIP Freedom 2040 Portfolio	2,002,014	5,007,488	7,009,502
VIP Freedom 2045 Portfolio	1,078,074	2,225,317	3,303,391
VIP Freedom 2050 Portfolio	904,626	1,695,065	2,599,691
VIP Freedom 2055 Portfolio	30,784	44,857	75,641
VIP Freedom 2060 Portfolio	76,734	98,990	175,724
VIP Freedom 2065 Portfolio	22,794	38,240	61,034

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income Portfolio	$1,325,675	$780,780	$2,106,455
VIP Freedom 2005 Portfolio	308,555	153,795	462,350
VIP Freedom 2010 Portfolio	7,435,527	11,153,162	18,588,689
VIP Freedom 2015 Portfolio	2,213,899	5,337,923	7,551,822
VIP Freedom 2020 Portfolio	17,692,390	34,177,500	51,869,890
VIP Freedom 2025 Portfolio	4,912,634	5,155,772	10,068,406
VIP Freedom 2030 Portfolio	8,840,006	11,480,956	20,320,962
VIP Freedom 2035 Portfolio	1,923,138	2,229,770	4,152,908
VIP Freedom 2040 Portfolio	1,960,579	3,154,787	5,115,366
VIP Freedom 2045 Portfolio	916,480	1,287,421	2,203,901
VIP Freedom 2050 Portfolio	868,346	841,145	1,709,491
VIP Freedom 2055 Portfolio(a)	21,749	–	21,749
VIP Freedom 2060 Portfolio(a)	21,614	–	21,614
VIP Freedom 2065 Portfolio(a)	20,866	–	20,866

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	57,724,992	43,474,686
VIP Freedom 2005 Portfolio	9,120,892	8,041,896
VIP Freedom 2010 Portfolio	141,382,062	131,957,796
VIP Freedom 2015 Portfolio	52,328,529	55,617,511
VIP Freedom 2020 Portfolio	292,398,760	339,462,647
VIP Freedom 2025 Portfolio	201,061,280	158,664,029
VIP Freedom 2030 Portfolio	249,127,237	205,981,791
VIP Freedom 2035 Portfolio	92,517,651	68,800,556
VIP Freedom 2040 Portfolio	77,571,342	59,559,241
VIP Freedom 2045 Portfolio	38,428,002	23,717,379
VIP Freedom 2050 Portfolio	37,452,359	22,291,189
VIP Freedom 2055 Portfolio	1,852,653	1,104,706
VIP Freedom 2060 Portfolio	5,554,857	2,363,204
VIP Freedom 2065 Portfolio	406,317	372,272

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$27,663	$55,813	$83,476
VIP Freedom 2005 Portfolio	5,134	486	5,620
VIP Freedom 2010 Portfolio	26,044	715,541	741,585
VIP Freedom 2015 Portfolio	22,730	86,602	109,332
VIP Freedom 2020 Portfolio	168,632	1,223,036	1,391,668
VIP Freedom 2025 Portfolio	112,928	249,205	362,133
VIP Freedom 2030 Portfolio	177,265	427,273	604,538
VIP Freedom 2035 Portfolio	38,609	181,820	220,429
VIP Freedom 2040 Portfolio	67,616	62,384	130,000
VIP Freedom 2045 Portfolio	9,192	122,916	132,108
VIP Freedom 2050 Portfolio	16,944	60,430	77,374
VIP Freedom 2055 Portfolio	571	1,949	2,520
VIP Freedom 2060 Portfolio	2,384	1,809	4,193
VIP Freedom 2065 Portfolio	363	935	1,298

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
VIP Freedom 2010 Portfolio	$312
VIP Freedom 2015 Portfolio	192
VIP Freedom 2020 Portfolio	30
VIP Freedom 2025 Portfolio	3,424
VIP Freedom 2030 Portfolio	2,673

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2020 Portfolio	$2
VIP Freedom 2030 Portfolio	5
VIP Freedom 2040 Portfolio	24
VIP Freedom 2045 Portfolio	13
VIP Freedom 2050 Portfolio	6

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$484,012	$604,382
Service Class	836,015	816,589
Service Class 2	656,374	685,484
Total	$1,976,401	$2,106,455
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$382,732	$345,629
Service Class	186,858	111,078
Service Class 2	7,424	5,643
Total	$577,014	$462,350
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$1,061,790	$1,128,631
Service Class	1,525,398	1,532,346
Service Class 2	15,383,047	15,927,712
Total	$17,970,235	$18,588,689
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$2,033,812	$2,828,757
Service Class	1,491,165	1,385,133
Service Class 2	2,121,430	3,337,932
Total	$5,646,407	$7,551,822
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$5,314,838	$5,180,915
Service Class	11,797,061	11,014,651
Service Class 2	34,023,991	35,674,324
Total	$51,135,890	$51,869,890
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$2,679,763	$2,101,976
Service Class	6,149,457	4,196,099
Service Class 2	5,303,849	3,770,331
Total	$14,133,069	$10,068,406
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$5,841,068	$4,537,966
Service Class	10,623,238	7,768,579
Service Class 2	10,087,497	8,014,417
Total	$26,551,803	$20,320,962
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$747,584	$499,767
Service Class	1,949,191	982,997
Service Class 2	3,788,479	2,670,144
Total	$6,485,254	$4,152,908
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$1,677,759	$1,249,046
Service Class	3,902,093	2,907,956
Service Class 2	1,429,650	958,364
Total	$7,009,502	$5,115,366
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$217,739	$157,330
Service Class	472,924	276,706
Service Class 2	2,612,728	1,769,865
Total	$3,303,391	$2,203,901
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$567,067	$419,346
Service Class	867,482	591,907
Service Class 2	1,165,142	698,238
Total	$2,599,691	$1,709,491
VIP Freedom 2055 Portfolio(a)
Distributions to shareholders
Initial Class	$14,159	$6,767
Service Class	25,236	7,094
Service Class 2	36,246	7,888
Total	$75,641	$21,749
VIP Freedom 2060 Portfolio(a)
Distributions to shareholders
Initial Class	$15,305	$6,467
Service Class	121,297	7,556
Service Class 2	39,122	7,591
Total	$175,724	$21,614
VIP Freedom 2065 Portfolio(a)
Distributions to shareholders
Initial Class	$20,133	$7,233
Service Class	19,766	7,000
Service Class 2	21,135	6,633
Total	$61,034	$20,866

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
VIP Freedom Income Portfolio
Initial Class
Shares sold	552,815	159,690	$6,628,090	$1,868,712
Reinvestment of distributions	39,522	52,493	484,012	604,382
Shares redeemed	(520,401)	(277,763)	(6,242,382)	(3,225,184)
Net increase (decrease)	71,936	(65,580)	$869,720	$(752,090)
Service Class
Shares sold	1,968,709	1,466,656	$24,051,604	$17,186,686
Reinvestment of distributions	68,376	70,561	836,015	816,589
Shares redeemed	(1,550,110)	(764,665)	(18,791,928)	(8,878,533)
Net increase (decrease)	486,975	772,552	$6,095,691	$9,124,742
Service Class 2
Shares sold	1,794,123	425,804	$21,728,081	$4,927,277
Reinvestment of distributions	53,777	59,814	656,374	685,484
Shares redeemed	(1,226,432)	(337,905)	(14,743,655)	(3,912,391)
Net increase (decrease)	621,468	147,713	$7,640,800	$1,700,370
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	102,610	54,603	$1,299,891	$671,263
Reinvestment of distributions	29,486	27,967	382,732	345,629
Shares redeemed	(126,358)	(51,772)	(1,618,161)	(642,871)
Net increase (decrease)	5,738	30,798	$64,462	$374,021
Service Class
Shares sold	310,180	161,933	$4,030,290	$2,029,549
Reinvestment of distributions	14,265	8,907	186,858	111,078
Shares redeemed	(241,761)	(34,332)	(3,115,043)	(428,681)
Net increase (decrease)	82,684	136,508	$1,102,105	$1,711,946
Service Class 2
Shares sold	7,829	3,735	$104,515	$46,278
Reinvestment of distributions	575	457	7,424	5,643
Shares redeemed	(1,357)	(547)	(16,979)	(6,856)
Net increase (decrease)	7,047	3,645	$94,960	$45,065
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	489,835	313,315	$6,415,215	$4,079,139
Reinvestment of distributions	79,472	88,626	1,061,790	1,128,631
Shares redeemed	(558,825)	(447,611)	(7,238,865)	(5,835,944)
Net increase (decrease)	10,482	(45,670)	$238,140	$(628,174)
Service Class
Shares sold	942,684	463,687	$12,546,994	$6,018,516
Reinvestment of distributions	114,589	120,448	1,525,398	1,532,346
Shares redeemed	(1,157,763)	(565,310)	(15,229,370)	(7,362,660)
Net increase (decrease)	(100,490)	18,825	$(1,156,978)	$188,202
Service Class 2
Shares sold	2,770,168	1,751,243	$36,777,945	$22,712,133
Reinvestment of distributions	1,160,404	1,259,766	15,383,047	15,927,712
Shares redeemed	(2,582,942)	(1,871,273)	(33,553,015)	(24,092,194)
Net increase (decrease)	1,347,630	1,139,736	$18,607,977	$14,547,651
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	620,726	211,337	$7,918,410	$2,689,789
Reinvestment of distributions	154,939	229,337	2,033,812	2,828,757
Shares redeemed	(737,634)	(393,577)	(9,086,686)	(4,973,529)
Net increase (decrease)	38,031	47,097	$865,536	$545,017
Service Class
Shares sold	1,369,703	1,134,388	$17,305,188	$14,610,293
Reinvestment of distributions	113,838	111,590	1,491,165	1,385,133
Shares redeemed	(1,280,648)	(479,010)	(15,855,790)	(6,033,059)
Net increase (decrease)	202,893	766,968	$2,940,563	$9,962,367
Service Class 2
Shares sold	630,624	711,453	$7,919,327	$9,128,330
Reinvestment of distributions	163,109	272,435	2,121,430	3,337,932
Shares redeemed	(1,138,399)	(901,419)	(14,580,444)	(11,430,036)
Net increase (decrease)	(344,666)	82,469	$(4,539,687)	$1,036,226
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	1,897,964	799,864	$25,807,646	$10,748,657
Reinvestment of distributions	386,522	395,520	5,314,838	5,180,915
Shares redeemed	(2,266,332)	(904,724)	(30,233,566)	(12,078,443)
Net increase (decrease)	18,154	290,660	$888,918	$3,851,129
Service Class
Shares sold	3,443,575	4,018,718	$46,267,509	$54,276,128
Reinvestment of distributions	862,629	842,399	11,797,061	11,014,651
Shares redeemed	(4,710,547)	(3,088,598)	(63,442,317)	(41,149,520)
Net increase (decrease)	(404,343)	1,772,519	$(5,377,747)	$24,141,259
Service Class 2
Shares sold	1,549,604	1,926,331	$20,817,403	$25,888,656
Reinvestment of distributions	2,501,532	2,749,311	34,023,991	35,674,324
Shares redeemed	(5,451,945)	(5,384,582)	(72,848,668)	(71,698,853)
Net increase (decrease)	(1,400,809)	(708,940)	$(18,007,274)	$(10,135,873)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	1,004,460	723,281	$14,982,710	$10,460,478
Reinvestment of distributions	173,519	145,797	2,679,763	2,101,976
Shares redeemed	(955,265)	(672,089)	(13,825,370)	(9,746,422)
Net increase (decrease)	222,714	196,989	$3,837,103	$2,816,032
Service Class
Shares sold	6,692,712	4,293,460	$101,177,814	$62,427,141
Reinvestment of distributions	398,021	292,315	6,149,457	4,196,099
Shares redeemed	(4,584,417)	(4,280,480)	(68,648,010)	(63,073,836)
Net increase (decrease)	2,506,316	305,295	$38,679,261	$3,549,404
Service Class 2
Shares sold	2,139,387	2,046,622	$31,188,910	$29,722,608
Reinvestment of distributions	347,604	263,268	5,303,849	3,770,331
Shares redeemed	(2,198,968)	(1,161,929)	(32,598,098)	(16,570,200)
Net increase (decrease)	288,023	1,147,961	$3,894,661	$16,922,739
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,696,990	1,092,904	$25,110,224	$15,580,871
Reinvestment of distributions	382,273	319,112	5,841,068	4,537,966
Shares redeemed	(1,446,224)	(761,460)	(20,699,851)	(10,793,932)
Net increase (decrease)	633,039	650,556	$10,251,441	$9,324,905
Service Class
Shares sold	5,313,444	3,325,456	$79,014,310	$47,373,812
Reinvestment of distributions	696,027	547,589	10,623,238	7,768,579
Shares redeemed	(3,626,073)	(2,204,045)	(52,784,403)	(31,297,767)
Net increase (decrease)	2,383,398	1,669,000	$36,853,145	$23,844,624
Service Class 2
Shares sold	2,280,063	2,185,579	$33,882,846	$31,363,433
Reinvestment of distributions	667,252	568,292	10,087,497	8,014,417
Shares redeemed	(2,755,570)	(1,465,983)	(40,428,678)	(20,860,745)
Net increase (decrease)	191,745	1,287,888	$3,541,665	$18,517,105
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	178,793	176,462	$4,206,939	$4,010,249
Reinvestment of distributions	30,176	22,187	747,584	499,767
Shares redeemed	(83,516)	(68,425)	(1,915,633)	(1,530,494)
Net increase (decrease)	125,453	130,224	$3,038,890	$2,979,522
Service Class
Shares sold	1,688,024	857,203	$39,337,723	$19,503,745
Reinvestment of distributions	78,663	43,430	1,949,191	982,997
Shares redeemed	(1,132,662)	(256,281)	(26,455,568)	(5,859,415)
Net increase (decrease)	634,025	644,352	$14,831,346	$14,627,327
Service Class 2
Shares sold	1,205,273	924,180	$28,510,668	$20,907,712
Reinvestment of distributions	155,111	119,794	3,788,479	2,670,144
Shares redeemed	(1,100,342)	(348,177)	(25,714,567)	(7,815,871)
Net increase (decrease)	260,042	695,797	$6,584,580	$15,761,985
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	365,769	266,526	$8,106,125	$5,657,672
Reinvestment of distributions	72,430	59,099	1,677,759	1,249,046
Shares redeemed	(296,826)	(181,077)	(6,410,122)	(3,843,873)
Net increase (decrease)	141,373	144,548	$3,373,762	$3,062,845
Service Class
Shares sold	1,690,640	952,181	$36,587,034	$20,110,832
Reinvestment of distributions	168,675	138,170	3,902,093	2,907,956
Shares redeemed	(1,313,297)	(909,615)	(28,344,613)	(19,217,406)
Net increase (decrease)	546,018	180,736	$12,144,514	$3,801,382
Service Class 2
Shares sold	341,168	312,752	$7,337,579	$6,700,932
Reinvestment of distributions	62,254	45,591	1,429,650	958,364
Shares redeemed	(236,379)	(141,446)	(5,073,237)	(2,956,957)
Net increase (decrease)	167,043	216,897	$3,693,992	$4,702,339
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	72,700	36,898	$1,624,920	$792,652
Reinvestment of distributions	9,277	7,431	217,739	157,330
Shares redeemed	(39,305)	(21,156)	(840,876)	(446,695)
Net increase (decrease)	42,672	23,173	$1,001,783	$503,287
Service Class
Shares sold	457,384	153,890	$10,064,107	$3,254,776
Reinvestment of distributions	20,078	13,043	472,924	276,706
Shares redeemed	(284,591)	(54,598)	(6,186,765)	(1,168,975)
Net increase (decrease)	192,871	112,335	$4,350,266	$2,362,507
Service Class 2
Shares sold	658,773	629,548	$14,402,147	$13,441,555
Reinvestment of distributions	112,618	84,121	2,612,728	1,769,865
Shares redeemed	(335,205)	(217,786)	(7,310,035)	(4,571,673)
Net increase (decrease)	436,186	495,883	$9,704,840	$10,639,747
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	196,020	130,991	$3,974,313	$2,514,967
Reinvestment of distributions	26,877	21,819	567,067	419,346
Shares redeemed	(140,058)	(71,971)	(2,740,158)	(1,368,904)
Net increase (decrease)	82,839	80,839	$1,801,222	$1,565,409
Service Class
Shares sold	624,475	320,425	$12,445,184	$6,054,554
Reinvestment of distributions	41,282	30,958	867,482	591,907
Shares redeemed	(432,979)	(266,946)	(8,367,357)	(5,133,525)
Net increase (decrease)	232,778	84,437	$4,945,309	$1,512,936
Service Class 2
Shares sold	559,721	448,417	$11,067,227	$8,546,655
Reinvestment of distributions	55,496	36,351	1,165,142	698,238
Shares redeemed	(187,567)	(96,394)	(3,660,157)	(1,827,340)
Net increase (decrease)	427,650	388,374	$8,572,212	$7,417,553
VIP Freedom 2055 Portfolio(a)
Initial Class
Shares sold	63	33,334	$600	$333,335
Reinvestment of distributions	2	–	26	–
Shares redeemed	(1)	–	(7)	–
Net increase (decrease)	64	33,334	$619	$333,335
Service Class
Shares sold	63,050	36,994	$704,283	$370,685
Reinvestment of distributions	903	52	11,403	561
Shares redeemed	(35,996)	(697)	(408,422)	(7,241)
Net increase (decrease)	27,957	36,349	$307,264	$364,005
Service Class 2
Shares sold	60,053	53,682	$680,253	$553,200
Reinvestment of distributions	1,808	149	22,813	1,621
Shares redeemed	(22,347)	(29)	(263,640)	(291)
Net increase (decrease)	39,514	53,802	$439,426	$554,530
VIP Freedom 2060 Portfolio(a)
Initial Class
Shares sold	13	33,334	$125	$333,335
Reinvestment of distributions	–	–	–	–
Shares redeemed	–	–	–	–
Net increase (decrease)	13	33,334	$125	$333,335
Service Class
Shares sold	330,217	40,799	$3,653,051	$410,618
Reinvestment of distributions	8,429	119	106,297	1,289
Shares redeemed	(100,016)	(374)	(1,097,799)	(3,886)
Net increase (decrease)	238,630	40,544	$2,661,549	$408,021
Service Class 2
Shares sold	64,252	43,145	$683,799	$436,608
Reinvestment of distributions	1,942	150	24,489	1,625
Shares redeemed	(17,570)	(2)	(172,837)	(17)
Net increase (decrease)	48,624	43,293	$535,451	$438,216
VIP Freedom 2065 Portfolio(a)
Initial Class
Shares sold	–	33,334	$–	$333,335
Net increase (decrease)	–	33,334	$–	$333,335
Service Class
Shares sold	–	33,334	$–	$333,335
Net increase (decrease)	–	33,334	$–	$333,335
Service Class 2
Shares sold	4,923	33,333	$55,767	$333,330
Reinvestment of distributions	147	–	1,836	–
Shares redeemed	(1,540)	–	(17,012)	–
Net increase (decrease)	3,530	33,333	$40,591	$333,330

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	30%
VIP Overseas Portfolio	23%
VIP Value Portfolio	32%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	17%	3	55%
VIP Freedom 2005	62%	1	28%
VIP Freedom 2010	–%	1	88%
VIP Freedom 2015	25%	2	37%
VIP Freedom 2020	–%	1	70%
VIP Freedom 2025	–%	2	46%
VIP Freedom 2030	–%	1	45%
VIP Freedom 2035	–%	4	73%
VIP Freedom 2040	–%	3	64%
VIP Freedom 2045	–%	3	68%
VIP Freedom 2050	–%	4	76%
VIP Freedom 2055	53%	2	42%
VIP Freedom 2060	25%	2	75%
VIP Freedom 2065	97%	–	–

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio; the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 11, 2019 (commencement of operations) to December 31, 2019 for the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP 2065 Portfolio; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Freedom Income Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,073.80	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,073.80	$.52
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,072.90	$1.30
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2005 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,086.30	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,085.60	$.52
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,084.90	$1.31
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2010 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,107.60	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,106.70	$.53
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,106.10	$1.32
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2015 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,128.80	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,128.20	$.53
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,127.80	$1.34
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2020 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,150.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,148.70	$.54
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,147.60	$1.35
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2025 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,165.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,164.90	$.54
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,163.50	$1.36
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2030 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,185.50	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,185.10	$.55
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,184.20	$1.37
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2035 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,220.10	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,219.30	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,218.10	$1.39
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2040 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,240.60	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,240.10	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.30	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2045 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,241.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,240.20	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.50	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2050 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,240.80	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,239.90	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.60	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2055 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,241.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,240.40	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.50	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2060 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,240.80	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,241.10	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.30	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27
VIP Freedom 2065 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,241.70	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
Service Class	.10%
Actual		$1,000.00	$1,239.70	$.56
Hypothetical-E		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,239.50	$1.41
Hypothetical-E		$1,000.00	$1,023.88	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.161
Service Class	02/05/2021	02/05/2021	$0.001	$0.161
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.161
VIP Freedom 2005 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.002	$0.238
Service Class	02/05/2021	02/05/2021	$0.002	$0.238
Service Class 2	02/05/2021	02/05/2021	$0.002	$0.238
VIP Freedom 2010 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.367
Service Class	02/05/2021	02/05/2021	$0.001	$0.367
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.367
VIP Freedom 2015 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.447
Service Class	02/05/2021	02/05/2021	$0.001	$0.447
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.447
VIP Freedom 2020 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.002	$0.635
Service Class	02/05/2021	02/05/2021	$0.002	$0.635
Service Class 2	02/05/2021	02/05/2021	$0.002	$0.635
VIP Freedom 2025 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.390
Service Class	02/05/2021	02/05/2021	$0.001	$0.390
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.390
VIP Freedom 2030 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.497
Service Class	02/05/2021	02/05/2021	$0.001	$0.497
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.497
VIP Freedom 2035 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.002	$0.678
Service Class	02/05/2021	02/05/2021	$0.002	$0.678
Service Class 2	02/05/2021	02/05/2021	$0.002	$0.678
VIP Freedom 2040 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.002	$0.737
Service Class	02/05/2021	02/05/2021	$0.002	$0.737
Service Class 2	02/05/2021	02/05/2021	$0.002	$0.737
VIP Freedom 2045 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.002	$0.636
Service Class	02/05/2021	02/05/2021	$0.002	$0.636
Service Class 2	02/05/2021	02/05/2021	$0.002	$0.636
VIP Freedom 2050 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.001	$0.559
Service Class	02/05/2021	02/05/2021	$0.001	$0.559
Service Class 2	02/05/2021	02/05/2021	$0.001	$0.559
VIP Freedom 2055 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.000	$0.043
Service Class	02/05/2021	02/05/2021	$0.000	$0.043
Service Class 2	02/05/2021	02/05/2021	$0.000	$0.043
VIP Freedom 2060 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.000	$0.010
Service Class	02/05/2021	02/05/2021	$0.000	$0.010
Service Class 2	02/05/2021	02/05/2021	$0.000	$0.010
VIP Freedom 2065 Portfolio
Initial Class	02/05/2021	02/05/2021	$0.000	$0.067
Service Class	02/05/2021	02/05/2021	$0.000	$0.067
Service Class 2	02/05/2021	02/05/2021	$0.000	$0.067

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December, 31 2020, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$878,119
VIP Freedom 2005 Portfolio	$246,587
VIP Freedom 2010 Portfolio	$8,900,239
VIP Freedom 2015 Portfolio	$2,923,170
VIP Freedom 2020 Portfolio	$31,617,499
VIP Freedom 2025 Portfolio	$7,019,336
VIP Freedom 2030 Portfolio	$15,686,305
VIP Freedom 2035 Portfolio	$3,890,756
VIP Freedom 2040 Portfolio	$4,286,026
VIP Freedom 2045 Portfolio	$2,012,072
VIP Freedom 2050 Portfolio	$1,652,313
VIP Freedom 2055 Portfolio	$48,303
VIP Freedom 2060 Portfolio	$101,132
VIP Freedom 2065 Portfolio	$43,010

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Income Portfolio
Initial Class	12.95%
Service Class	12.95%
Service Class 2	12.95%
VIP Freedom 2005 Portfolio
Initial Class	10.87%
Service Class	10.87%
Service Class 2	10.87%
VIP Freedom 2010 Portfolio
Initial Class	8.74%
Service Class	8.74%
Service Class 2	8.74%
VIP Freedom 2015 Portfolio
Initial Class	6.81%
Service Class	6.81%
Service Class 2	6.81%
VIP Freedom 2020 Portfolio
Initial Class	6.01%
Service Class	6.01%
Service Class 2	6.01%
VIP Freedom 2025 Portfolio
Initial Class	5.37%
Service Class	5.37%
Service Class 2	5.37%
VIP Freedom 2030 Portfolio
Initial Class	4.53%
Service Class	4.53%
Service Class 2	4.53%
VIP Freedom 2035 Portfolio
Initial Class	2.80%
Service Class	2.80%
Service Class 2	2.80%
VIP Freedom 2040 Portfolio
Initial Class	2.31%
Service Class	2.31%
Service Class 2	2.31%
VIP Freedom 2045 Portfolio
Initial Class	2.33%
Service Class	2.33%
Service Class 2	2.33%
VIP Freedom 2050 Portfolio
Initial Class	2.34%
Service Class	2.34%
Service Class 2	2.34%
VIP Freedom 2055 Portfolio
Initial Class	2.48%
Service Class	2.48%
Service Class 2	2.48%
VIP Freedom 2060 Portfolio
Initial Class	2.30%
Service Class	2.30%
Service Class 2	2.30%
VIP Freedom 2065 Portfolio
Initial Class	2.10%
Service Class	2.10%
Service Class 2	2.10%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Freedom Income Portfolio
February, 2020	0%	0%	0%
December, 2020	5%	5%	6%
VIP Freedom 2005 Portfolio
February, 2020	0%	0%	0%
December, 2020	6%	7%	7%
VIP Freedom 2010 Portfolio
February, 2020	0%	0%	0%
December, 2020	10%	11%	12%
VIP Freedom 2015 Portfolio
February, 2020	1%	1%	1%
December, 2020	13%	13%	15%
VIP Freedom 2020 Portfolio
February, 2020	1%	1%	1%
December, 2020	18%	19%	21%
VIP Freedom 2025 Portfolio
February, 2020	0%	0%	0%
December, 2020	19%	20%	22%
VIP Freedom 2030 Portfolio
February, 2020	2%	2%	3%
December, 2020	24%	25%	28%
VIP Freedom 2035 Portfolio
February, 2020	2%	2%	2%
December, 2020	28%	30%	33%
VIP Freedom 2040 Portfolio
February, 2020	3%	3%	4%
December, 2020	34%	36%	39%
VIP Freedom 2045 Portfolio
February, 2020	2%	2%	2%
December, 2020	32%	34%	37%
VIP Freedom 2050 Portfolio
February, 2020	3%	4%	6%
December, 2020	32%	34%	37%
VIP Freedom 2055 Portfolio
February, 2020	3%	3%	3%
December, 2020	33%	34%	37%
VIP Freedom 2060 Portfolio
February, 2020	2%	2%	2%
December, 2020	29%	30%	32%
VIP Freedom 2065 Portfolio
February, 2020	0%	0%	0%
December, 2020	32%	33%	36%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/16/2020	$0.0202	$0.0025
Service Class	12/16/2020	$0.0190	$0.0025
Service Class 2	12/16/2020	$0.0174	$0.0025
VIP Freedom 2005 Portfolio
Initial Class	12/16/2020	$0.0223	$0.0030
Service Class	12/16/2020	$0.0211	$0.0030
Service Class 2	12/16/2020	$0.0191	$0.0030
VIP Freedom 2010 Portfolio
Initial Class	12/16/2020	$0.0316	$0.0038
Service Class	12/16/2020	$0.0297	$0.0038
Service Class 2	12/16/2020	$0.0272	$0.0038
VIP Freedom 2015 Portfolio
Initial Class	12/16/2020	$0.0339	$0.0045
Service Class	12/16/2020	$0.0323	$0.0045
Service Class 2	12/16/2020	$0.0293	$0.0045
VIP Freedom 2020 Portfolio
Initial Class	12/16/2020	$0.0431	$0.0054
Service Class	12/16/2020	$0.0404	$0.0054
Service Class 2	12/16/2020	$0.0365	$0.0054
VIP Freedom 2025 Portfolio
Initial Class	12/16/2020	$0.0483	$0.0065
Service Class	12/16/2020	$0.0459	$0.0065
Service Class 2	12/16/2020	$0.0414	$0.0065
VIP Freedom 2030 Portfolio
Initial Class	12/16/2020	$0.0536	$0.0073
Service Class	12/16/2020	$0.0509	$0.0073
Service Class 2	12/16/2020	$0.0459	$0.0073
VIP Freedom 2035 Portfolio
Initial Class	12/16/2020	$0.1017	$0.0139
Service Class	12/16/2020	$0.0969	$0.0139
Service Class 2	12/16/2020	$0.0880	$0.0139
VIP Freedom 2040 Portfolio
Initial Class	12/16/2020	$0.1030	$0.0146
Service Class	12/16/2020	$0.0974	$0.0146
Service Class 2	12/16/2020	$0.0888	$0.0146
VIP Freedom 2045 Portfolio
Initial Class	12/16/2020	$0.1083	$0.0147
Service Class	12/16/2020	$0.1034	$0.0147
Service Class 2	12/16/2020	$0.0944	$0.0147
VIP Freedom 2050 Portfolio
Initial Class	12/16/2020	$0.0920	$0.0129
Service Class	12/16/2020	$0.0871	$0.0129
Service Class 2	12/16/2020	$0.0806	$0.0129
VIP Freedom 2055 Portfolio
Initial Class	12/30/2020	$0.0468	$0.0066
Service Class	12/30/2020	$0.0445	$0.0066
Service Class 2	12/30/2020	$0.0413	$0.0066
VIP Freedom 2060 Portfolio
Initial Class	12/30/2020	$0.0478	$0.0069
Service Class	12/30/2020	$0.0457	$0.0069
Service Class 2	12/30/2020	$0.0432	$0.0069
VIP Freedom 2065 Portfolio
Initial Class	12/30/2020	$0.0513	$0.0072
Service Class	12/30/2020	$0.0485	$0.0072
Service Class 2	12/30/2020	$0.0451	$0.0072

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
20
20
16
16
17
16
14
16
15
16
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	0%	0%	0%	0%	0%
Funds	302	319	320	325	339
ASPG Quartile	1st	1st	1st	1st	1st

VIP Freedom 2025 Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
20
19
23
20
23
16
21
16
17
15
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	0%	0%	0%	0%	0%
Funds	302	319	320	325	339
ASPG Quartile	1st	1st	1st	1st	1st

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
25
25
17
15
20
20
20
16
16
17
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	0%	0%	0%	0%	0%
Funds	302	319	320	325	339
ASPG Quartile	1st	1st	1st	1st	1st

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom 2055 Portfolio

VIP Freedom 2060 Portfolio

VIP Freedom 2065 Portfolio

VIP Freedom Income Portfolio

The Board noted that the management fee rate of 0.00% for each fund ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019 (for the period for each of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, and VIP Freedom 2065 Portfolio). The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2019 (for the period for each of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, and VIP Freedom 2065 Portfolio).

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Initial Class and Service Class of each fund ranked below the competitive median for 2019 (for the period for each of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, and VIP Freedom 2065 Portfolio). The Board noted that the total expense ratio of Service Class 2 of each of VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, and VIP Freedom Income Portfolio ranked below the competitive median for 2019, and the total expense ratio of Service Class 2 of VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, and VIP Freedom 2065 Portfolio ranked above the competitive median for 2019 (for the period for each of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, and VIP Freedom 2065 Portfolio). The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Service Class 2 was above the competitive median, the class was above median because of its 12b-1 fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFF2K-ANN-0221
1.826371.116

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® I Portfolio	10.44%	6.43%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® I Portfolio on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,383	VIP Freedom Lifetime Income® I Portfolio
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom Lifetime Income® II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® II Portfolio	12.78%	8.47%	7.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® II Portfolio on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,855	VIP Freedom Lifetime Income® II Portfolio
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom Lifetime Income® III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® III Portfolio	15.23%	10.13%	8.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® III Portfolio on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,044	VIP Freedom Lifetime Income® III Portfolio
$36,700	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, VIP Freedom Lifetime Income I Portfolio (+10.44%), VIP Freedom Lifetime Income II Portfolio (+12.78%) and VIP Freedom Lifetime Income III Portfolio (+15.23%) each posted a positive return and outperformed its Composite benchmark. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance in 2020. In particular, active security selection among non-U.S. equities added the most value, while performance among investment-grade bonds and U.S. equities helped to a lesser extent. Among non-U.S. equities, Fidelity® VIP Emerging Markets Portfolio (+31.17%) and Fidelity® VIP Overseas Portfolio (+15.50%) led the way, as both funds handily outperformed their benchmark. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+9.33%) also helped, as the portfolio outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Within U.S. equities, Fidelity® VIP Contrafund Portfolio (+30.48%) contributed most. Top-down, active asset allocation decisions had a modestly negative influence on relative performance that past year, especially an underweighting in U.S. equities – the top-performing asset class. Out-of-composite exposure to high yield bonds also modestly held back the Funds’ relative results. Our stake in Fidelity® VIP Growth & Income Portfolio (+7.76%) held back relative performance more than any other individual underlying investment, as the fund notably lagged its benchmark, the S&P 500 index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio Investor Class	7.9
VIP Overseas Portfolio Investor Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.1%
Bond Funds	57.3%
Short-Term Funds	22.7%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	3,177	$151,975
VIP Equity-Income Portfolio Investor Class (a)	6,754	160,339
VIP Growth & Income Portfolio Investor Class (a)	8,211	182,701
VIP Growth Portfolio Investor Class (a)	1,513	154,851
VIP Mid Cap Portfolio Investor Class (a)	1,152	44,288
VIP Value Portfolio Investor Class (a)	7,374	117,395
VIP Value Strategies Portfolio Investor Class (a)	4,271	57,401
TOTAL DOMESTIC EQUITY FUNDS
(Cost $570,020)		868,950

International Equity Funds - 13.1%
VIP Emerging Markets Portfolio Investor Class (a)	67,318	988,235
VIP Overseas Portfolio Investor Class (a)	24,887	657,511
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,125,412)		1,645,746

Bond Funds - 57.3%
Fidelity Inflation-Protected Bond Index Fund (a)	136,651	1,508,624
Fidelity Long-Term Treasury Bond Index Fund (a)	18,134	289,244
VIP High Income Portfolio Investor Class (a)	47,527	250,467
VIP Investment Grade Bond Portfolio Investor Class (a)	366,503	5,142,034
TOTAL BOND FUNDS
(Cost $6,433,648)		7,190,369

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,848,387)	2,848,387	2,848,387
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,977,467)		12,553,452
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$12,553,451

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,513,526	$169,753	$310,366	$18,603	$11,270	$124,441	$1,508,624
Fidelity Long-Term Treasury Bond Index Fund	318,148	85,682	157,587	11,512	22,986	20,015	289,244
VIP Contrafund Portfolio Investor Class	140,498	116,713	143,649	1,027	15,743	22,670	151,975
VIP Emerging Markets Portfolio Investor Class	766,689	487,093	464,653	94,305	29,386	169,720	988,235
VIP Equity-Income Portfolio Investor Class	148,489	146,478	142,944	9,082	(3,417)	11,733	160,339
VIP Government Money Market Portfolio Investor Class 0.01%	2,969,565	790,287	911,465	9,307	--	--	2,848,387
VIP Growth & Income Portfolio Investor Class	169,215	168,122	164,402	11,675	19,712	(9,946)	182,701
VIP Growth Portfolio Investor Class	143,615	125,509	154,439	14,780	40,550	(384)	154,851
VIP High Income Portfolio Investor Class	252,418	64,273	61,749	12,191	(4,018)	(457)	250,467
VIP Investment Grade Bond Portfolio Investor Class	5,160,468	656,832	1,012,470	112,421	6,050	331,154	5,142,034
VIP Mid Cap Portfolio Investor Class	41,221	30,322	37,554	219	627	9,672	44,288
VIP Overseas Portfolio Investor Class	820,171	265,813	510,523	5,781	17,386	64,664	657,511
VIP Value Portfolio Investor Class	109,045	100,450	104,295	5,544	1,428	10,767	117,395
VIP Value Strategies Portfolio Investor Class	53,397	46,255	49,100	3,341	(932)	7,781	57,401
Total	$12,606,465	$3,253,582	$4,225,196	$309,788	$156,771	$761,830	$12,553,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$868,950	$868,950	$--	$--
International Equity Funds	1,645,746	1,645,746	--	--
Bond Funds	7,190,369	7,190,369	--	--
Short-Term Funds	2,848,387	2,848,387	--	--
Total Investments in Securities:	$12,553,452	$12,553,452	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,977,467)	$12,553,452
Total Investment in Securities (cost $10,977,467)		$12,553,452
Receivable for investments sold		96,433
Total assets		12,649,885
Liabilities
Payable for investments purchased	$96,227
Payable for fund shares redeemed	207
Total liabilities		96,434
Net Assets		$12,553,451
Net Assets consist of:
Paid in capital		$10,723,705
Total accumulated earnings (loss)		1,829,746
Net Assets		$12,553,451
Net Asset Value, offering price and redemption price per share ($12,553,451 ÷ 1,036,594 shares)		$12.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$158,779
Expenses
Independent trustees' fees and expenses	$40
Total expenses		40
Net investment income (loss)		158,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	156,771
Capital gain distributions from underlying funds:
Affiliated issuers	151,009
Total net realized gain (loss)		307,780
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	761,830
Total change in net unrealized appreciation (depreciation)		761,830
Net gain (loss)		1,069,610
Net increase (decrease) in net assets resulting from operations		$1,228,349

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,739	$266,879
Net realized gain (loss)	307,780	397,275
Change in net unrealized appreciation (depreciation)	761,830	774,524
Net increase (decrease) in net assets resulting from operations	1,228,349	1,438,678
Distributions to shareholders	(582,531)	(402,000)
Share transactions
Proceeds from sales of shares	210,852	38,744
Reinvestment of distributions	582,531	402,000
Cost of shares redeemed	(1,492,215)	(1,078,502)
Net increase (decrease) in net assets resulting from share transactions	(698,832)	(637,758)
Total increase (decrease) in net assets	(53,014)	398,920
Net Assets
Beginning of period	12,606,465	12,207,545
End of period	$12,553,451	$12,606,465
Other Information
Shares
Sold	18,572	3,369
Issued in reinvestment of distributions	50,490	35,810
Redeemed	(130,019)	(96,399)
Net increase (decrease)	(60,957)	(57,220)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.57	$11.21	$10.76	$10.65
Income from Investment Operations
Net investment income (loss)A	.15	.24	.19	.22	.21
Net realized and unrealized gain (loss)	1.02	1.05	(.48)	.59	.31
Total from investment operations	1.17	1.29	(.29)	.81	.52
Distributions from net investment income	(.16)	(.25)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.39)	(.12)	(.17)	(.13)	(.20)
Total distributions	(.55)	(.37)	(.35)B	(.36)	(.41)
Net asset value, end of period	$12.11	$11.49	$10.57	$11.21	$10.76
Total ReturnC,D	10.44%	12.28%	(2.58)%	7.62%	5.05%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.29%	2.13%	1.69%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,553	$12,606	$12,208	$13,690	$14,178
Portfolio turnover rateG	26%	19%	39%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.0
VIP Government Money Market Portfolio Investor Class 0.01%	15.3
VIP Emerging Markets Portfolio Investor Class	9.8
VIP Overseas Portfolio Investor Class	9.7
Fidelity Inflation-Protected Bond Index Fund	9.3
VIP Growth & Income Portfolio Investor Class	3.5
VIP Equity-Income Portfolio Investor Class	3.1
VIP Growth Portfolio Investor Class	3.0
VIP Contrafund Portfolio Investor Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.3
93.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.6%
International Equity Funds	19.5%
Bond Funds	48.6%
Short-Term Funds	15.3%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 16.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	20,833	$996,419
VIP Equity-Income Portfolio Investor Class (a)	44,282	1,051,244
VIP Growth & Income Portfolio Investor Class (a)	53,836	1,197,856
VIP Growth Portfolio Investor Class (a)	9,917	1,015,289
VIP Mid Cap Portfolio Investor Class (a)	7,554	290,376
VIP Value Portfolio Investor Class (a)	48,348	769,693
VIP Value Strategies Portfolio Investor Class (a)	28,003	376,355
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,685,707)		5,697,232

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	229,701	3,372,012
VIP Overseas Portfolio Investor Class (a)	125,550	3,317,040
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,535,880)		6,689,052

Bond Funds - 48.6%
Fidelity Inflation-Protected Bond Index Fund (a)	289,101	3,191,676
Fidelity Long-Term Treasury Bond Index Fund (a)	49,451	788,736
VIP High Income Portfolio Investor Class (a)	129,605	683,019
VIP Investment Grade Bond Portfolio Investor Class (a)	852,501	11,960,591
TOTAL BOND FUNDS
(Cost $15,006,263)		16,624,022

Short-Term Funds - 15.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $5,221,605)	5,221,605	5,221,605
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,449,455)		34,231,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$34,231,914

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,047,085	$606,342	$732,407	$38,690	$14,806	$255,850	$3,191,676
Fidelity Long-Term Treasury Bond Index Fund	848,417	286,078	456,994	31,065	60,104	51,131	788,736
VIP Contrafund Portfolio Investor Class	1,006,412	321,635	587,778	7,092	67,066	189,084	996,419
VIP Emerging Markets Portfolio Investor Class	2,712,555	1,356,979	1,331,498	329,557	83,884	550,092	3,372,012
VIP Equity-Income Portfolio Investor Class	1,063,521	511,037	550,670	62,576	(11,976)	39,332	1,051,244
VIP Government Money Market Portfolio Investor Class 0.01%	5,131,760	2,093,625	2,003,780	16,260	--	--	5,221,605
VIP Growth & Income Portfolio Investor Class	1,212,011	593,956	644,703	80,431	45,114	(8,522)	1,197,856
VIP Growth Portfolio Investor Class	1,028,754	373,760	651,999	102,285	169,465	95,309	1,015,289
VIP High Income Portfolio Investor Class	673,079	159,380	133,739	33,410	(5,907)	(9,794)	683,019
VIP Investment Grade Bond Portfolio Investor Class	11,482,358	2,690,821	2,936,251	260,589	(15,201)	738,864	11,960,591
VIP Mid Cap Portfolio Investor Class	295,228	109,531	173,213	1,480	142	58,688	290,376
VIP Overseas Portfolio Investor Class	3,937,359	1,085,649	2,136,264	28,277	82,494	347,802	3,317,040
VIP Value Portfolio Investor Class	780,990	396,779	454,789	38,255	7,554	39,159	769,693
VIP Value Strategies Portfolio Investor Class	382,420	204,519	239,067	23,105	(8,458)	36,941	376,355
Total	$33,601,949	$10,790,091	$13,033,152	$1,053,072	$489,087	$2,383,936	$34,231,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,697,232	$5,697,232	$--	$--
International Equity Funds	6,689,052	6,689,052	--	--
Bond Funds	16,624,022	16,624,022	--	--
Short-Term Funds	5,221,605	5,221,605	--	--
Total Investments in Securities:	$34,231,911	$34,231,911	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,449,455)	$34,231,911
Total Investment in Securities (cost $28,449,455)		$34,231,911
Cash		6
Receivable for investments sold		444,853
Total assets		34,676,770
Liabilities
Payable for investments purchased	$444,289
Payable for fund shares redeemed	567
Total liabilities		444,856
Net Assets		$34,231,914
Net Assets consist of:
Paid in capital		$27,487,498
Total accumulated earnings (loss)		6,744,416
Net Assets		$34,231,914
Net Asset Value, offering price and redemption price per share ($34,231,914 ÷ 2,475,516 shares)		$13.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$419,747
Expenses
Independent trustees' fees and expenses	$106
Total expenses		106
Net investment income (loss)		419,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	489,087
Capital gain distributions from underlying funds:
Affiliated issuers	633,325
Total net realized gain (loss)		1,122,412
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,383,936
Total change in net unrealized appreciation (depreciation)		2,383,936
Net gain (loss)		3,506,348
Net increase (decrease) in net assets resulting from operations		$3,925,989

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$419,641	$678,626
Net realized gain (loss)	1,122,412	1,448,306
Change in net unrealized appreciation (depreciation)	2,383,936	2,864,828
Net increase (decrease) in net assets resulting from operations	3,925,989	4,991,760
Distributions to shareholders	(1,890,922)	(1,824,394)
Share transactions
Proceeds from sales of shares	558,789	437,250
Reinvestment of distributions	1,890,922	1,824,394
Cost of shares redeemed	(3,854,815)	(2,887,417)
Net increase (decrease) in net assets resulting from share transactions	(1,405,104)	(625,773)
Total increase (decrease) in net assets	629,963	2,541,593
Net Assets
Beginning of period	33,601,951	31,060,358
End of period	$34,231,914	$33,601,951
Other Information
Shares
Sold	41,317	34,739
Issued in reinvestment of distributions	146,034	148,009
Redeemed	(300,685)	(230,952)
Net increase (decrease)	(113,334)	(48,204)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$11.78	$12.70	$11.72	$11.47
Income from Investment Operations
Net investment income (loss)A	.16	.26	.20	.21	.21
Net realized and unrealized gain (loss)	1.44	1.65	(.70)	1.22	.44
Total from investment operations	1.60	1.91	(.50)	1.43	.65
Distributions from net investment income	(.17)	(.27)	(.20)	(.22)	(.20)
Distributions from net realized gain	(.58)	(.44)	(.22)	(.23)	(.20)
Total distributions	(.75)	(.71)	(.42)	(.45)	(.40)
Net asset value, end of period	$13.83	$12.98	$11.78	$12.70	$11.72
Total ReturnB,C	12.78%	16.58%	(3.96)%	12.29%	5.90%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	- %E	-%	-%
Expenses net of all reductions	- %E	- %E	- %E	-%	-%
Net investment income (loss)	1.29%	2.07%	1.57%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$34,232	$33,602	$31,060	$34,818	$33,897
Portfolio turnover rateF	33%	24%	34%	12%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.8
VIP Overseas Portfolio Investor Class	14.4
VIP Emerging Markets Portfolio Investor Class	12.0
VIP Government Money Market Portfolio Investor Class 0.01%	7.6
Fidelity Inflation-Protected Bond Index Fund	6.9
VIP Growth & Income Portfolio Investor Class	5.7
VIP Equity-Income Portfolio Investor Class	5.0
VIP Growth Portfolio Investor Class	4.8
VIP Contrafund Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	3.6
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.0%
International Equity Funds	26.4%
Bond Funds	39.0%
Short-Term Funds	7.6%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	34,859	$1,667,313
VIP Equity-Income Portfolio Investor Class (a)	74,093	1,758,977
VIP Growth & Income Portfolio Investor Class (a)	90,080	2,004,288
VIP Growth Portfolio Investor Class (a)	16,595	1,698,966
VIP Mid Cap Portfolio Investor Class (a)	12,640	485,890
VIP Value Portfolio Investor Class (a)	80,898	1,287,895
VIP Value Strategies Portfolio Investor Class (a)	46,856	629,748
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,329,903)		9,533,077

International Equity Funds - 26.4%
VIP Emerging Markets Portfolio Investor Class (a)	287,357	4,218,403
VIP Overseas Portfolio Investor Class (a)	192,948	5,097,689
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,456,594)		9,316,092

Bond Funds - 39.0%
Fidelity Inflation-Protected Bond Index Fund (a)	220,473	2,434,020
Fidelity Long-Term Treasury Bond Index Fund (a)	50,957	812,759
VIP High Income Portfolio Investor Class (a)	133,557	703,846
VIP Investment Grade Bond Portfolio Investor Class (a)	698,911	9,805,725
TOTAL BOND FUNDS
(Cost $12,522,424)		13,756,350

Short-Term Funds - 7.6%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,669,226)	2,669,226	2,669,226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,978,147)		35,274,745
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$35,274,748

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,228,202	$590,537	$582,895	$29,151	$13,131	$185,045	$2,434,020
Fidelity Long-Term Treasury Bond Index Fund	834,019	329,698	457,813	31,005	60,577	46,278	812,759
VIP Contrafund Portfolio Investor Class	1,567,164	389,620	698,553	11,111	72,211	336,871	1,667,313
VIP Emerging Markets Portfolio Investor Class	3,273,632	1,364,373	1,192,232	399,625	83,465	689,165	4,218,403
VIP Equity-Income Portfolio Investor Class	1,655,996	632,193	577,731	98,325	(2,966)	51,485	1,758,977
VIP Government Money Market Portfolio Investor Class 0.01%	2,556,913	1,623,223	1,510,910	8,382	--	--	2,669,226
VIP Growth & Income Portfolio Investor Class	1,887,240	766,949	715,130	126,416	19,259	45,970	2,004,288
VIP Growth Portfolio Investor Class	1,601,966	406,428	735,329	159,911	137,412	288,489	1,698,966
VIP High Income Portfolio Investor Class	661,611	173,342	116,326	33,530	(2,937)	(11,844)	703,846
VIP Investment Grade Bond Portfolio Investor Class	9,010,961	2,879,979	2,647,959	207,794	(14,213)	576,957	9,805,725
VIP Mid Cap Portfolio Investor Class	459,688	140,699	209,440	2,378	(1,360)	96,303	485,890
VIP Overseas Portfolio Investor Class	5,468,656	1,323,627	2,370,191	40,528	80,328	595,269	5,097,689
VIP Value Portfolio Investor Class	1,216,058	564,423	573,835	60,019	2,461	78,788	1,287,895
VIP Value Strategies Portfolio Investor Class	595,444	294,924	309,819	36,150	(29,268)	78,467	629,748
Total	$33,017,550	$11,480,015	$12,698,163	$1,244,325	$418,100	$3,057,243	$35,274,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$9,533,077	$9,533,077	$--	$--
International Equity Funds	9,316,092	9,316,092	--	--
Bond Funds	13,756,350	13,756,350	--	--
Short-Term Funds	2,669,226	2,669,226	--	--
Total Investments in Securities:	$35,274,745	$35,274,745	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,978,147)	$35,274,745
Total Investment in Securities (cost $27,978,147)		$35,274,745
Cash		4
Receivable for investments sold		459,225
Total assets		35,733,974
Liabilities
Payable for investments purchased	$458,643
Payable for fund shares redeemed	583
Total liabilities		459,226
Net Assets		$35,274,748
Net Assets consist of:
Paid in capital		$26,910,287
Total accumulated earnings (loss)		8,364,461
Net Assets		$35,274,748
Net Asset Value, offering price and redemption price per share ($35,274,748 ÷ 2,396,735 shares)		$14.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$403,295
Expenses
Independent trustees' fees and expenses	$105
Total expenses		105
Net investment income (loss)		403,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	418,100
Capital gain distributions from underlying funds:
Affiliated issuers	841,030
Total net realized gain (loss)		1,259,130
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	3,057,243
Total change in net unrealized appreciation (depreciation)		3,057,243
Net gain (loss)		4,316,373
Net increase (decrease) in net assets resulting from operations		$4,719,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$403,190	$630,817
Net realized gain (loss)	1,259,130	1,445,798
Change in net unrealized appreciation (depreciation)	3,057,243	3,662,950
Net increase (decrease) in net assets resulting from operations	4,719,563	5,739,565
Distributions to shareholders	(1,910,431)	(1,745,003)
Share transactions
Proceeds from sales of shares	220,161	1,066,578
Reinvestment of distributions	1,910,431	1,745,003
Cost of shares redeemed	(2,682,525)	(2,257,230)
Net increase (decrease) in net assets resulting from share transactions	(551,933)	554,351
Total increase (decrease) in net assets	2,257,199	4,548,913
Net Assets
Beginning of period	33,017,549	28,468,636
End of period	$35,274,748	$33,017,549
Other Information
Shares
Sold	17,677	82,707
Issued in reinvestment of distributions	140,641	137,425
Redeemed	(201,190)	(175,466)
Net increase (decrease)	(42,872)	44,666

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$11.89	$13.07	$11.79	$11.59
Income from Investment Operations
Net investment income (loss)A	.16	.26	.19	.22	.23
Net realized and unrealized gain (loss)	1.83	2.11	(.92)	1.62	.51
Total from investment operations	1.99	2.37	(.73)	1.84	.74
Distributions from net investment income	(.17)	(.27)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.62)	(.47)	(.26)	(.33)	(.33)
Total distributions	(.80)B	(.73)B	(.45)	(.56)	(.54)
Net asset value, end of period	$14.72	$13.53	$11.89	$13.07	$11.79
Total ReturnC,D	15.23%	20.44%	(5.68)%	15.85%	6.83%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.24%	2.02%	1.45%	1.74%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$35,275	$33,018	$28,469	$32,383	$28,081
Portfolio turnover rateG	35%	26%	35%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio	$10,997,652	$1,562,168	$(6,368)	$1,555,800
VIP Freedom Lifetime Income II Portfolio	28,542,823	5,717,790	(28,702)	5,689,088
VIP Freedom Lifetime Income III Portfolio	28,072,979	7,226,202	(24,436)	7,201,766

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I Portfolio	$26,237	$247,710	$1,555,800
VIP Freedom Lifetime Income II Portfolio	51,189	1,004,141	5,689,088
VIP Freedom Lifetime Income III Portfolio	27,341	1,135,355	7,201,766

The tax character of distributions paid was as follows:

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I Portfolio	$220,220	$362,311	$582,531
VIP Freedom Lifetime Income II Portfolio	570,979	1,319,943	1,890,922
VIP Freedom Lifetime Income III Portfolio	565,608	1,344,822	1,910,430

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I Portfolio	$306,216	$95,784	$402,000
VIP Freedom Lifetime Income II Portfolio	800,222	1,024,172	1,824,394
VIP Freedom Lifetime Income III Portfolio	742,658	1,002,345	1,745,003

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	3,253,582	4,225,196
VIP Freedom Lifetime Income II Portfolio	10,790,091	13,033,152
VIP Freedom Lifetime Income III Portfolio	11,480,015	12,698,163

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-009.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Freedom Lifetime Income I Portfolio	- %-C
Actual		$1,000.00	$1,074.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
VIP Freedom Lifetime Income II Portfolio	- %-C
Actual		$1,000.00	$1,112.70	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D
VIP Freedom Lifetime Income III Portfolio	- %-C
Actual		$1,000.00	$1,152.90	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represent less than .005%.

 D Amount represent less than $.01.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Lifetime Income I	02/12/21	02/12/21	$0.002	$0.267
VIP Freedom Lifetime Income II	02/12/21	02/12/21	$0.001	$0.436
VIP Freedom Lifetime Income III	02/12/21	02/12/21	$0.001	$0.485

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income I	$249,062
VIP Freedom Lifetime Income II	$1,005,114
VIP Freedom Lifetime Income III	$1,136,872

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I	12.32%
VIP Freedom Lifetime Income II	8.49%
VIP Freedom Lifetime Income III	5.89%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Freedom Lifetime Income I
February 2020	0%
December 2020	5%
VIP Freedom Lifetime Income II
February 2020	1%
December 2020	11%
VIP Freedom Lifetime Income III
February 2020	0%
December 2020	18%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I	12/16/20	$0.0174	$0.0024
VIP Freedom Lifetime Income II	12/16/20	$0.0274	$0.0040
VIP Freedom Lifetime Income III	12/16/20	$0.0365	$0.0055

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2019.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFLI-ANN-0221
1.816199.115

Fidelity® Variable Insurance Products:
Investor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investor Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom Income Portfolio℠	10.40%	6.53%	4.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,185	VIP Investor Freedom Income Portfolio℠
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2005 Portfolio℠	11.08%	7.39%	5.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,857	VIP Investor Freedom 2005 Portfolio℠
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2010 Portfolio℠	12.40%	8.32%	6.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,632	VIP Investor Freedom 2010 Portfolio℠
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2015 Portfolio℠	13.70%	9.21%	7.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,702	VIP Investor Freedom 2015 Portfolio℠
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2020 Portfolio℠	14.95%	9.92%	8.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,767	VIP Investor Freedom 2020 Portfolio℠
$36,700	S&P 500® Index

VIP Investor Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2025 Portfolio℠	15.88%	10.51%	8.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,270	VIP Investor Freedom 2025 Portfolio℠
$36,700	S&P 500® Index

VIP Investor Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2030 Portfolio℠	16.82%	11.52%	9.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio℠ on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,631	VIP Investor Freedom 2030 Portfolio℠
$36,700	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Investor Freedom Fund posted a double-digit gain, ranging from 10.40% for VIP Investor Freedom Income Portfolio to 16.82% for VIP Investor Freedom 2030 Portfolio. Each Portfolio outpaced its Composite index in 2020. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, while performance among U.S. equities and investment-grade bonds helped to a lesser extent. Among non-U.S. equities, investments in Fidelity® VIP Emerging Markets Portfolio (+31.17%) and Fidelity® VIP Overseas Portfolio (+15.49%) led the way, as both funds outperformed their benchmarks. Within U.S. equities, Fidelity® VIP Contrafund Portfolio (+30.48%) contributed most. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+9.33%) also helped, as it outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Top-down, active asset allocation decisions had mixed results in 2020. On one hand, overweighting emerging-markets equities added notable value the past 12 months, as did an underweighting in investment-grade bonds. Conversely, the Portfolios’ underexposure to U.S. equities detracted, as this was the strongest-performing asset class in 2020. Non-Composite exposure to high-yield bonds and an overweighting in inflation-protected debt securities also detracted from the Funds’ relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio Investor Class	7.9
VIP Overseas Portfolio Investor Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.1%
Bond Funds	57.3%
Short-Term Funds	22.7%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	24,777	$1,185,070
VIP Equity-Income Portfolio Investor Class (a)	52,666	1,250,294
VIP Growth & Income Portfolio Investor Class (a)	64,030	1,424,665
VIP Growth Portfolio Investor Class (a)	11,794	1,207,492
VIP Mid Cap Portfolio Investor Class (a)	8,984	345,347
VIP Value Portfolio Investor Class (a)	57,501	915,421
VIP Value Strategies Portfolio Investor Class (a)	33,303	447,599
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,239,387)		6,775,888

International Equity Funds - 13.1%
VIP Emerging Markets Portfolio Investor Class (a)	524,933	7,706,021
VIP Overseas Portfolio Investor Class (a)	194,063	5,127,147
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,032,284)		12,833,168

Bond Funds - 57.3%
Fidelity Inflation-Protected Bond Index Fund (a)	1,065,575	11,763,950
Fidelity Long-Term Treasury Bond Index Fund (a)	141,410	2,255,485
VIP High Income Portfolio Investor Class (a)	370,605	1,953,090
VIP Investment Grade Bond Portfolio Investor Class (a)	2,857,914	40,096,541
TOTAL BOND FUNDS
(Cost $50,957,433)		56,069,066

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $22,211,136)	22,211,136	22,211,136
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $85,440,240)		97,889,258
NET OTHER ASSETS (LIABILITIES) - 0.0%		36
NET ASSETS - 100%		$97,889,294

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,293,352	$4,359,901	$3,833,441	$144,010	$15,327	$928,811	$11,763,950
Fidelity Long-Term Treasury Bond Index Fund	2,163,699	1,238,442	1,418,593	87,210	134,362	137,575	2,255,485
VIP Contrafund Portfolio Investor Class	955,610	1,116,124	1,171,546	7,168	121,371	163,511	1,185,070
VIP Emerging Markets Portfolio Investor Class	5,214,146	5,333,794	4,438,447	668,355	194,361	1,402,167	7,706,021
VIP Equity-Income Portfolio Investor Class	1,009,892	1,347,559	1,183,258	63,963	(5,570)	81,671	1,250,294
VIP Government Money Market Portfolio Investor Class 0.01%	20,195,721	11,911,417	9,896,002	64,020	--	--	22,211,136
VIP Growth & Income Portfolio Investor Class	1,150,863	1,546,033	1,362,846	82,276	99,997	(9,382)	1,424,665
VIP Growth Portfolio Investor Class	976,830	1,178,309	1,253,514	102,492	267,696	38,171	1,207,492
VIP High Income Portfolio Investor Class	1,716,677	977,366	705,254	93,355	(26,032)	(9,667)	1,953,090
VIP Investment Grade Bond Portfolio Investor Class	35,095,954	15,493,753	12,752,653	855,458	(100,770)	2,360,257	40,096,541
VIP Mid Cap Portfolio Investor Class	280,352	296,577	311,537	1,648	6,851	73,104	345,347
VIP Overseas Portfolio Investor Class	5,578,241	3,396,252	4,477,056	41,549	71,967	557,743	5,127,147
VIP Value Portfolio Investor Class	741,603	933,963	864,449	38,858	9,037	95,267	915,421
VIP Value Strategies Portfolio Investor Class	363,138	434,303	408,298	23,220	2,641	55,815	447,599
Total	$85,736,078	$49,563,793	$44,076,894	$2,273,582	$791,238	$5,875,043	$97,889,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,775,888	$6,775,888	$--	$--
International Equity Funds	12,833,168	12,833,168	--	--
Bond Funds	56,069,066	56,069,066	--	--
Short-Term Funds	22,211,136	22,211,136	--	--
Total Investments in Securities:	$97,889,258	$97,889,258	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $85,440,240)	$97,889,258
Total Investment in Securities (cost $85,440,240)		$97,889,258
Cash		34
Receivable for investments sold		757,951
Receivable for fund shares sold		7,672
Total assets		98,654,915
Liabilities
Payable for investments purchased	$745,274
Payable for fund shares redeemed	20,347
Total liabilities		765,621
Net Assets		$97,889,294
Net Assets consist of:
Paid in capital		$83,973,945
Total accumulated earnings (loss)		13,915,349
Net Assets		$97,889,294
Net Asset Value, offering price and redemption price per share ($97,889,294 ÷ 7,718,104 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,200,143
Expenses
Independent trustees' fees and expenses	$291
Total expenses		291
Net investment income (loss)		1,199,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	791,265
Capital gain distributions from underlying funds:
Affiliated issuers	1,073,439
Total net realized gain (loss)		1,864,704
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,875,043
Total change in net unrealized appreciation (depreciation)		5,875,043
Net gain (loss)		7,739,747
Net increase (decrease) in net assets resulting from operations		$8,939,599

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,199,852	$1,751,802
Net realized gain (loss)	1,864,704	1,993,456
Change in net unrealized appreciation (depreciation)	5,875,043	5,172,459
Net increase (decrease) in net assets resulting from operations	8,939,599	8,917,717
Distributions to shareholders	(3,280,736)	(3,443,933)
Share transactions
Proceeds from sales of shares	28,611,414	11,414,447
Reinvestment of distributions	3,280,736	3,443,933
Cost of shares redeemed	(25,397,808)	(9,344,200)
Net increase (decrease) in net assets resulting from share transactions	6,494,342	5,514,180
Total increase (decrease) in net assets	12,153,205	10,987,964
Net Assets
Beginning of period	85,736,089	74,748,125
End of period	$97,889,294	$85,736,089
Other Information
Shares
Sold	2,385,584	975,757
Issued in reinvestment of distributions	269,922	298,317
Redeemed	(2,138,244)	(805,933)
Net increase (decrease)	517,262	468,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.10	$11.67	$11.03	$10.86
Income from Investment Operations
Net investment income (loss)A	.16	.26	.21	.18	.16
Net realized and unrealized gain (loss)	1.06	1.05	(.45)	.75	.31
Total from investment operations	1.22	1.31	(.24)	.93	.47
Distributions from net investment income	(.16)	(.25)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.29)	(.25)	(.13)	(.11)	(.14)
Total distributions	(.45)	(.50)	(.33)	(.29)	(.30)
Net asset value, end of period	$12.68	$11.91	$11.10	$11.67	$11.03
Total ReturnB,C	10.40%	12.02%	(2.03)%	8.45%	4.43%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	- %E	-%	-%
Expenses net of all reductions	- %E	- %E	- %E	-%	-%
Net investment income (loss)	1.32%	2.19%	1.79%	1.59%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$97,889	$85,736	$74,748	$75,445	$67,090
Portfolio turnover rateF	49%	25%	42%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	39.3
VIP Government Money Market Portfolio Investor Class 0.01%	20.4
Fidelity Inflation-Protected Bond Index Fund	11.2
VIP Emerging Markets Portfolio Investor Class	8.5
VIP Overseas Portfolio Investor Class	6.5
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP Growth & Income Portfolio Investor Class	2.1
VIP High Income Portfolio Investor Class	2.0
VIP Equity-Income Portfolio Investor Class	1.8
VIP Growth Portfolio Investor Class	1.7
95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.8%
International Equity Funds	15.0%
Bond Funds	54.8%
Short-Term Funds	20.4%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 9.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	12,939	$618,852
VIP Equity-Income Portfolio Investor Class (a)	27,503	652,923
VIP Growth & Income Portfolio Investor Class (a)	33,437	743,975
VIP Growth Portfolio Investor Class (a)	6,159	630,549
VIP Mid Cap Portfolio Investor Class (a)	4,692	180,343
VIP Value Portfolio Investor Class (a)	30,028	478,042
VIP Value Strategies Portfolio Investor Class (a)	17,392	233,745
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,241,969)		3,538,429

International Equity Funds - 15.0%
VIP Emerging Markets Portfolio Investor Class (a)	208,271	3,057,419
VIP Overseas Portfolio Investor Class (a)	89,673	2,369,156
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,493,676)		5,426,575

Bond Funds - 54.8%
Fidelity Inflation-Protected Bond Index Fund (a)	366,548	4,046,691
Fidelity Long-Term Treasury Bond Index Fund (a)	52,258	833,509
VIP High Income Portfolio Investor Class (a)	136,960	721,777
VIP Investment Grade Bond Portfolio Investor Class (a)	1,013,597	14,220,767
TOTAL BOND FUNDS
(Cost $18,012,907)		19,822,744

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $7,387,411)	7,387,411	7,387,411
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,135,963)		36,175,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$36,175,160

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,620,339	$1,425,253	$1,322,704	$49,014	$3,774	$320,029	$4,046,691
Fidelity Long-Term Treasury Bond Index Fund	840,932	441,231	559,951	32,282	57,093	54,204	833,509
VIP Contrafund Portfolio Investor Class	598,859	447,040	579,077	4,377	38,405	113,625	618,852
VIP Emerging Markets Portfolio Investor Class	2,269,303	1,967,123	1,738,054	287,758	38,195	520,852	3,057,419
VIP Equity-Income Portfolio Investor Class	632,866	568,238	564,071	38,633	(12,519)	28,409	652,923
VIP Government Money Market Portfolio Investor Class 0.01%	6,813,331	3,922,505	3,348,425	22,018	--	--	7,387,411
VIP Growth & Income Portfolio Investor Class	721,220	647,371	643,690	49,656	28,787	(9,713)	743,975
VIP Growth Portfolio Investor Class	612,148	489,862	627,608	63,118	101,278	54,869	630,549
VIP High Income Portfolio Investor Class	667,160	311,260	236,848	34,964	(10,194)	(9,601)	721,777
VIP Investment Grade Bond Portfolio Investor Class	12,873,547	5,353,589	4,812,982	307,131	(32,475)	839,088	14,220,767
VIP Mid Cap Portfolio Investor Class	175,686	127,581	158,799	916	(463)	36,338	180,343
VIP Overseas Portfolio Investor Class	2,797,249	1,450,380	2,135,150	20,494	26,577	230,100	2,369,156
VIP Value Portfolio Investor Class	464,741	405,647	420,952	23,614	1,889	26,717	478,042
VIP Value Strategies Portfolio Investor Class	227,569	196,693	208,384	14,259	(4,036)	21,903	233,745
Total	$33,314,950	$17,753,773	$17,356,695	$948,234	$236,311	$2,226,820	$36,175,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,538,429	$3,538,429	$--	$--
International Equity Funds	5,426,575	5,426,575	--	--
Bond Funds	19,822,744	19,822,744	--	--
Short-Term Funds	7,387,411	7,387,411	--	--
Total Investments in Securities:	$36,175,159	$36,175,159	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $31,135,963)	$36,175,159
Total Investment in Securities (cost $31,135,963)		$36,175,159
Receivable for investments sold		383,892
Receivable for fund shares sold		2,820
Total assets		36,561,871
Liabilities
Payable for investments purchased	$386,695
Payable for fund shares redeemed	16
Total liabilities		386,711
Net Assets		$36,175,160
Net Assets consist of:
Paid in capital		$30,543,582
Total accumulated earnings (loss)		5,631,578
Net Assets		$36,175,160
Net Asset Value, offering price and redemption price per share ($36,175,160 ÷ 2,789,048 shares)		$12.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$447,917
Expenses
Independent trustees' fees and expenses	$109
Total expenses		109
Net investment income (loss)		447,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	236,311
Capital gain distributions from underlying funds:
Affiliated issuers	500,317
Total net realized gain (loss)		736,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,226,820
Total change in net unrealized appreciation (depreciation)		2,226,820
Net gain (loss)		2,963,448
Net increase (decrease) in net assets resulting from operations		$3,411,256

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,808	$675,788
Net realized gain (loss)	736,628	1,057,330
Change in net unrealized appreciation (depreciation)	2,226,820	2,318,952
Net increase (decrease) in net assets resulting from operations	3,411,256	4,052,070
Distributions to shareholders	(1,502,700)	(1,297,971)
Share transactions
Proceeds from sales of shares	8,526,425	6,571,294
Reinvestment of distributions	1,502,700	1,297,971
Cost of shares redeemed	(9,077,471)	(5,911,366)
Net increase (decrease) in net assets resulting from share transactions	951,654	1,957,899
Total increase (decrease) in net assets	2,860,210	4,711,998
Net Assets
Beginning of period	33,314,950	28,602,952
End of period	$36,175,160	$33,314,950
Other Information
Shares
Sold	694,985	558,684
Issued in reinvestment of distributions	121,932	110,098
Redeemed	(758,959)	(498,567)
Net increase (decrease)	57,958	170,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.17	$11.85	$10.97	$10.79
Income from Investment Operations
Net investment income (loss)A	.16	.25	.20	.20	.17
Net realized and unrealized gain (loss)	1.16	1.28	(.56)	1.00	.35
Total from investment operations	1.32	1.53	(.36)	1.20	.52
Distributions from net investment income	(.17)	(.26)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.38)	(.24)	(.13)	(.14)	(.17)
Total distributions	(.55)	(.50)	(.32)B	(.32)B	(.34)B
Net asset value, end of period	$12.97	$12.20	$11.17	$11.85	$10.97
Total ReturnC,D	11.08%	13.89%	(3.04)%	10.97%	4.94%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.32%	2.12%	1.70%	1.74%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$36,175	$33,315	$28,603	$28,889	$20,771
Portfolio turnover rateG	51%	35%	42%	28%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.8
VIP Government Money Market Portfolio Investor Class 0.01%	16.3
Fidelity Inflation-Protected Bond Index Fund	9.7
VIP Emerging Markets Portfolio Investor Class	9.6
VIP Overseas Portfolio Investor Class	9.0
VIP Growth & Income Portfolio Investor Class	3.2
VIP Equity-Income Portfolio Investor Class	2.8
VIP Growth Portfolio Investor Class	2.7
VIP Contrafund Portfolio Investor Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.3
94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.3%
International Equity Funds	18.6%
Bond Funds	49.8%
Short-Term Funds	16.3%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	42,436	$2,029,729
VIP Equity-Income Portfolio Investor Class (a)	90,203	2,141,418
VIP Growth & Income Portfolio Investor Class (a)	109,666	2,440,076
VIP Growth Portfolio Investor Class (a)	20,201	2,068,156
VIP Mid Cap Portfolio Investor Class (a)	15,388	591,502
VIP Value Portfolio Investor Class (a)	98,485	1,567,883
VIP Value Strategies Portfolio Investor Class (a)	57,042	766,643
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,538,045)		11,605,407

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Investor Class (a)	495,539	7,274,509
VIP Overseas Portfolio Investor Class (a)	260,755	6,889,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,259,192)		14,163,654

Bond Funds - 49.8%
Fidelity Inflation-Protected Bond Index Fund (a)	665,356	7,345,526
Fidelity Long-Term Treasury Bond Index Fund (a)	109,798	1,751,278
VIP High Income Portfolio Investor Class (a)	287,771	1,516,554
VIP Investment Grade Bond Portfolio Investor Class (a)	1,941,643	27,241,253
TOTAL BOND FUNDS
(Cost $34,563,138)		37,854,611

Short-Term Funds - 16.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $12,384,059)	12,384,059	12,384,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $63,744,434)		76,007,731
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$76,007,742

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,257,222	$2,044,380	$1,522,814	$87,709	$13,346	$553,392	$7,345,526
Fidelity Long-Term Treasury Bond Index Fund	1,682,695	780,868	926,166	65,997	114,958	98,923	1,751,278
VIP Contrafund Portfolio Investor Class	1,837,015	873,816	1,168,782	13,255	101,745	385,935	2,029,729
VIP Emerging Markets Portfolio Investor Class	5,207,343	3,480,203	2,778,793	654,576	114,826	1,250,930	7,274,509
VIP Equity-Income Portfolio Investor Class	1,941,327	1,229,420	1,104,261	117,509	(24,485)	99,417	2,141,418
VIP Government Money Market Portfolio Investor Class 0.01%	10,873,753	5,783,582	4,273,276	34,735	--	--	12,384,059
VIP Growth & Income Portfolio Investor Class	2,212,360	1,415,384	1,284,036	151,089	56,006	40,362	2,440,076
VIP Growth Portfolio Investor Class	1,877,797	976,197	1,296,420	190,490	205,642	304,940	2,068,156
VIP High Income Portfolio Investor Class	1,335,027	488,766	276,751	71,701	(14,434)	(16,054)	1,516,554
VIP Investment Grade Bond Portfolio Investor Class	23,394,480	8,384,405	6,028,602	571,911	(31,194)	1,522,164	27,241,253
VIP Mid Cap Portfolio Investor Class	538,899	276,263	343,267	2,884	(817)	120,424	591,502
VIP Overseas Portfolio Investor Class	7,369,450	2,985,833	4,332,164	55,022	52,386	813,640	6,889,145
VIP Value Portfolio Investor Class	1,425,596	933,735	906,911	71,647	19,234	96,229	1,567,883
VIP Value Strategies Portfolio Investor Class	698,082	469,819	469,642	43,081	(12,543)	80,927	766,643
Total	$66,651,046	$30,122,671	$26,711,885	$2,131,606	$594,670	$5,351,229	$76,007,731

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,605,407	$11,605,407	$--	$--
International Equity Funds	14,163,654	14,163,654	--	--
Bond Funds	37,854,611	37,854,611	--	--
Short-Term Funds	12,384,059	12,384,059	--	--
Total Investments in Securities:	$76,007,731	$76,007,731	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $63,744,434)	$76,007,731
Total Investment in Securities (cost $63,744,434)		$76,007,731
Cash		11
Receivable for investments sold		955,834
Receivable for fund shares sold		9,291
Total assets		76,972,867
Liabilities
Payable for investments purchased	$965,090
Payable for fund shares redeemed	35
Total liabilities		965,125
Net Assets		$76,007,742
Net Assets consist of:
Paid in capital		$62,333,107
Total accumulated earnings (loss)		13,674,635
Net Assets		$76,007,742
Net Asset Value, offering price and redemption price per share ($76,007,742 ÷ 5,535,565 shares)		$13.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$898,520
Expenses
Independent trustees' fees and expenses	$218
Total expenses		218
Net investment income (loss)		898,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	594,670
Capital gain distributions from underlying funds:
Affiliated issuers	1,233,086
Total net realized gain (loss)		1,827,756
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,351,229
Total change in net unrealized appreciation (depreciation)		5,351,229
Net gain (loss)		7,178,985
Net increase (decrease) in net assets resulting from operations		$8,077,287

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$898,302	$1,317,300
Net realized gain (loss)	1,827,756	2,460,577
Change in net unrealized appreciation (depreciation)	5,351,229	5,235,908
Net increase (decrease) in net assets resulting from operations	8,077,287	9,013,785
Distributions to shareholders	(3,445,905)	(3,875,085)
Share transactions
Proceeds from sales of shares	9,894,263	9,205,670
Reinvestment of distributions	3,445,905	3,875,085
Cost of shares redeemed	(8,614,863)	(8,020,741)
Net increase (decrease) in net assets resulting from share transactions	4,725,305	5,060,014
Total increase (decrease) in net assets	9,356,687	10,198,714
Net Assets
Beginning of period	66,651,055	56,452,341
End of period	$76,007,742	$66,651,055
Other Information
Shares
Sold	781,480	737,286
Issued in reinvestment of distributions	266,361	317,972
Redeemed	(704,241)	(651,567)
Net increase (decrease)	343,600	403,691

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$11.79	$12.78	$11.68	$11.49
Income from Investment Operations
Net investment income (loss)A	.17	.27	.20	.19	.17
Net realized and unrealized gain (loss)	1.37	1.57	(.71)	1.32	.42
Total from investment operations	1.54	1.84	(.51)	1.51	.59
Distributions from net investment income	(.17)	(.26)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.49)	(.53)	(.27)	(.22)	(.22)
Total distributions	(.65)B	(.79)	(.48)	(.41)	(.40)
Net asset value, end of period	$13.73	$12.84	$11.79	$12.78	$11.68
Total ReturnC,D	12.40%	16.10%	(4.06)%	13.05%	5.33%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.33%	2.15%	1.57%	1.55%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$76,008	$66,651	$56,452	$66,993	$59,504
Portfolio turnover rateG	39%	31%	35%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	32.1
VIP Government Money Market Portfolio Investor Class 0.01%	12.1
VIP Overseas Portfolio Investor Class	11.6
VIP Emerging Markets Portfolio Investor Class	10.7
Fidelity Inflation-Protected Bond Index Fund	8.4
VIP Growth & Income Portfolio Investor Class	4.4
VIP Equity-Income Portfolio Investor Class	3.8
VIP Growth Portfolio Investor Class	3.7
VIP Contrafund Portfolio Investor Class	3.6
VIP Value Portfolio Investor Class	2.8
93.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.8%
International Equity Funds	22.3%
Bond Funds	44.8%
Short-Term Funds	12.1%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 20.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	86,819	$4,152,536
VIP Equity-Income Portfolio Investor Class (a)	184,536	4,380,894
VIP Growth & Income Portfolio Investor Class (a)	224,354	4,991,866
VIP Growth Portfolio Investor Class (a)	41,329	4,231,281
VIP Mid Cap Portfolio Investor Class (a)	31,481	1,210,139
VIP Value Portfolio Investor Class (a)	201,484	3,207,630
VIP Value Strategies Portfolio Investor Class (a)	116,699	1,568,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,994,288)		23,742,780

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Investor Class (a)	831,788	12,210,641
VIP Overseas Portfolio Investor Class (a)	501,020	13,236,940
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,095,539)		25,447,581

Bond Funds - 44.8%
Fidelity Inflation-Protected Bond Index Fund (a)	867,277	9,574,743
Fidelity Long-Term Treasury Bond Index Fund (a)	165,007	2,631,870
VIP High Income Portfolio Investor Class (a)	432,476	2,279,148
VIP Investment Grade Bond Portfolio Investor Class (a)	2,614,995	36,688,378
TOTAL BOND FUNDS
(Cost $46,509,466)		51,174,139

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $13,861,313)	13,861,313	13,861,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $91,460,606)		114,225,813
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$114,225,821

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,721,790	$2,692,075	$2,603,614	$114,657	$45,533	$718,959	$9,574,743
Fidelity Long-Term Treasury Bond Index Fund	2,709,637	1,178,772	1,600,618	101,160	204,078	140,001	2,631,870
VIP Contrafund Portfolio Investor Class	3,988,373	1,321,677	2,173,374	28,337	235,473	780,387	4,152,536
VIP Emerging Markets Portfolio Investor Class	9,478,046	5,153,769	4,651,719	1,162,163	249,831	1,980,714	12,210,641
VIP Equity-Income Portfolio Investor Class	4,214,596	2,113,866	2,061,068	250,511	(27,221)	140,721	4,380,894
VIP Government Money Market Portfolio Investor Class 0.01%	13,031,660	7,316,996	6,487,343	41,617	--	--	13,861,313
VIP Growth & Income Portfolio Investor Class	4,803,075	2,497,313	2,458,549	322,046	109,758	40,269	4,991,866
VIP Growth Portfolio Investor Class	4,076,924	1,543,702	2,443,044	408,135	541,752	511,947	4,231,281
VIP High Income Portfolio Investor Class	2,149,607	696,784	514,734	109,488	(18,618)	(33,891)	2,279,148
VIP Investment Grade Bond Portfolio Investor Class	33,634,087	11,831,557	10,840,803	783,353	(72,191)	2,135,728	36,688,378
VIP Mid Cap Portfolio Investor Class	1,169,943	475,933	671,136	6,013	(7,484)	242,883	1,210,139
VIP Overseas Portfolio Investor Class	14,709,919	4,925,094	8,070,863	108,166	268,010	1,404,780	13,236,940
VIP Value Portfolio Investor Class	3,094,949	1,728,091	1,809,585	152,990	35,221	158,954	3,207,630
VIP Value Strategies Portfolio Investor Class	1,515,462	891,723	957,141	92,239	(13,895)	132,285	1,568,434
Total	$107,298,068	$44,367,352	$47,343,591	$3,680,875	$1,550,247	$8,353,737	$114,225,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$23,742,780	$23,742,780	$--	$--
International Equity Funds	25,447,581	25,447,581	--	--
Bond Funds	51,174,139	51,174,139	--	--
Short-Term Funds	13,861,313	13,861,313	--	--
Total Investments in Securities:	$114,225,813	$114,225,813	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $91,460,606)	$114,225,813
Total Investment in Securities (cost $91,460,606)		$114,225,813
Cash		9
Receivable for investments sold		1,463,140
Receivable for fund shares sold		202,871
Total assets		115,891,833
Liabilities
Payable for investments purchased	$1,665,952
Payable for fund shares redeemed	60
Total liabilities		1,666,012
Net Assets		$114,225,821
Net Assets consist of:
Paid in capital		$88,203,756
Total accumulated earnings (loss)		26,022,065
Net Assets		$114,225,821
Net Asset Value, offering price and redemption price per share ($114,225,821 ÷ 8,318,490 shares)		$13.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,349,420
Expenses
Independent trustees' fees and expenses	$340
Total expenses		340
Net investment income (loss)		1,349,080
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,550,247
Capital gain distributions from underlying funds:
Affiliated issuers	2,331,455
Total net realized gain (loss)		3,881,702
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,353,737
Total change in net unrealized appreciation (depreciation)		8,353,737
Net gain (loss)		12,235,439
Net increase (decrease) in net assets resulting from operations		$13,584,519

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,349,080	$2,107,485
Net realized gain (loss)	3,881,702	5,351,067
Change in net unrealized appreciation (depreciation)	8,353,737	9,647,971
Net increase (decrease) in net assets resulting from operations	13,584,519	17,106,523
Distributions to shareholders	(6,788,171)	(6,401,129)
Share transactions
Proceeds from sales of shares	9,643,886	6,726,361
Reinvestment of distributions	6,788,171	6,401,129
Cost of shares redeemed	(16,300,658)	(13,315,889)
Net increase (decrease) in net assets resulting from share transactions	131,399	(188,399)
Total increase (decrease) in net assets	6,927,747	10,516,995
Net Assets
Beginning of period	107,298,074	96,781,079
End of period	$114,225,821	$107,298,074
Other Information
Shares
Sold	783,193	542,979
Issued in reinvestment of distributions	531,663	528,556
Redeemed	(1,341,066)	(1,080,170)
Net increase (decrease)	(26,210)	(8,635)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$11.59	$12.72	$11.48	$11.34
Income from Investment Operations
Net investment income (loss)A	.16	.25	.19	.19	.17
Net realized and unrealized gain (loss)	1.53	1.80	(.82)	1.51	.45
Total from investment operations	1.69	2.05	(.63)	1.70	.62
Distributions from net investment income	(.17)	(.26)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.66)	(.52)	(.31)	(.27)	(.31)
Total distributions	(.82)B	(.78)	(.50)	(.46)	(.48)B
Net asset value, end of period	$13.73	$12.86	$11.59	$12.72	$11.48
Total ReturnC,D	13.70%	18.24%	(5.02)%	14.99%	5.82%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.28%	2.05%	1.53%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$114,226	$107,298	$96,781	$110,704	$97,672
Portfolio turnover rateG	42%	30%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	28.4
VIP Overseas Portfolio Investor Class	14.0
VIP Emerging Markets Portfolio Investor Class	11.8
VIP Government Money Market Portfolio Investor Class 0.01%	8.3
Fidelity Inflation-Protected Bond Index Fund	7.1
VIP Growth & Income Portfolio Investor Class	5.5
VIP Equity-Income Portfolio Investor Class	4.8
VIP Growth Portfolio Investor Class	4.7
VIP Contrafund Portfolio Investor Class	4.6
VIP Value Portfolio Investor Class	3.5
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.1%
International Equity Funds	25.8%
Bond Funds	39.8%
Short-Term Funds	8.3%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	225,710	$10,795,690
VIP Equity-Income Portfolio Investor Class (a)	479,748	11,389,219
VIP Growth & Income Portfolio Investor Class (a)	583,263	12,977,594
VIP Growth Portfolio Investor Class (a)	107,449	11,000,632
VIP Mid Cap Portfolio Investor Class (a)	81,844	3,146,092
VIP Value Portfolio Investor Class (a)	523,807	8,339,012
VIP Value Strategies Portfolio Investor Class (a)	303,390	4,077,559
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,404,392)		61,725,798

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Investor Class (a)	1,897,273	27,851,973
VIP Overseas Portfolio Investor Class (a)	1,255,308	33,165,245
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,666,046)		61,017,218

Bond Funds - 39.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,530,666	16,898,549
Fidelity Long-Term Treasury Bond Index Fund (a)	341,869	5,452,806
VIP High Income Portfolio Investor Class (a)	896,033	4,722,095
VIP Investment Grade Bond Portfolio Investor Class (a)	4,793,608	67,254,324
TOTAL BOND FUNDS
(Cost $86,004,927)		94,327,774

Short-Term Funds - 8.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $19,587,413)	19,587,413	19,587,413
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $184,662,778)		236,658,203
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,421
NET ASSETS - 100%		$236,661,624

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,933,740	$5,006,477	$5,399,084	$201,891	$103,484	$1,253,932	$16,898,549
Fidelity Long-Term Treasury Bond Index Fund	5,800,318	2,481,267	3,571,119	208,015	480,829	261,511	5,452,806
VIP Contrafund Portfolio Investor Class	10,507,003	3,209,138	5,493,790	73,508	502,174	2,071,165	10,795,690
VIP Emerging Markets Portfolio Investor Class	22,355,233	10,695,893	10,055,782	2,684,086	466,020	4,390,609	27,851,973
VIP Equity-Income Portfolio Investor Class	11,102,718	4,837,121	4,777,859	649,313	(13,206)	240,445	11,389,219
VIP Government Money Market Portfolio Investor Class 0.01%	19,648,866	12,255,772	12,317,225	63,039	--	--	19,587,413
VIP Growth & Income Portfolio Investor Class	12,653,062	5,812,783	5,798,435	834,696	194,266	115,918	12,977,594
VIP Growth Portfolio Investor Class	10,740,285	3,365,011	5,751,091	1,059,463	1,360,161	1,286,266	11,000,632
VIP High Income Portfolio Investor Class	4,601,437	1,422,030	1,180,208	225,188	(43,177)	(77,987)	4,722,095
VIP Investment Grade Bond Portfolio Investor Class	64,117,303	22,932,960	23,595,364	1,429,799	(151,730)	3,951,155	67,254,324
VIP Mid Cap Portfolio Investor Class	3,082,015	1,109,734	1,626,899	15,476	(21,300)	602,542	3,146,092
VIP Overseas Portfolio Investor Class	36,953,401	10,850,444	18,714,219	268,014	399,492	3,676,127	33,165,245
VIP Value Portfolio Investor Class	8,153,159	4,184,644	4,425,124	396,759	36,360	389,973	8,339,012
VIP Value Strategies Portfolio Investor Class	3,992,224	2,166,188	2,347,379	239,394	(110,022)	376,548	4,077,559
Total	$229,640,764	$90,329,462	$105,053,578	$8,348,641	$3,203,351	$18,538,204	$236,658,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$61,725,798	$61,725,798	$--	$--
International Equity Funds	61,017,218	61,017,218	--	--
Bond Funds	94,327,774	94,327,774	--	--
Short-Term Funds	19,587,413	19,587,413	--	--
Total Investments in Securities:	$236,658,203	$236,658,203	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $184,662,778)	$236,658,203
Total Investment in Securities (cost $184,662,778)		$236,658,203
Cash		3,422
Receivable for investments sold		3,053,777
Receivable for fund shares sold		48,333
Total assets		239,763,735
Liabilities
Payable for investments purchased	$3,101,980
Payable for fund shares redeemed	131
Total liabilities		3,102,111
Net Assets		$236,661,624
Net Assets consist of:
Paid in capital		$177,277,611
Total accumulated earnings (loss)		59,384,013
Net Assets		$236,661,624
Net Asset Value, offering price and redemption price per share ($236,661,624 ÷ 16,475,602 shares)		$14.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$2,722,622
Expenses
Independent trustees' fees and expenses	$706
Total expenses		706
Net investment income (loss)		2,721,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,206,763
Capital gain distributions from underlying funds:
Affiliated issuers	5,626,019
Total net realized gain (loss)		8,832,782
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	18,538,204
Total change in net unrealized appreciation (depreciation)		18,538,204
Net gain (loss)		27,370,986
Net increase (decrease) in net assets resulting from operations		$30,092,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,721,916	$4,371,016
Net realized gain (loss)	8,832,782	11,156,014
Change in net unrealized appreciation (depreciation)	18,538,204	23,119,412
Net increase (decrease) in net assets resulting from operations	30,092,902	38,646,442
Distributions to shareholders	(14,052,496)	(12,340,794)
Share transactions
Proceeds from sales of shares	15,202,703	22,651,711
Reinvestment of distributions	14,052,496	12,340,794
Cost of shares redeemed	(38,274,750)	(28,184,313)
Net increase (decrease) in net assets resulting from share transactions	(9,019,551)	6,808,192
Total increase (decrease) in net assets	7,020,855	33,113,840
Net Assets
Beginning of period	229,640,769	196,526,929
End of period	$236,661,624	$229,640,769
Other Information
Shares
Sold	1,157,047	1,772,927
Issued in reinvestment of distributions	1,061,173	988,680
Redeemed	(3,015,863)	(2,240,516)
Net increase (decrease)	(797,643)	521,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$11.73	$12.94	$11.51	$11.34
Income from Investment Operations
Net investment income (loss)A	.16	.26	.18	.19	.17
Net realized and unrealized gain (loss)	1.75	2.04	(.94)	1.69	.47
Total from investment operations	1.91	2.30	(.76)	1.88	.64
Distributions from net investment income	(.17)	(.26)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.67)	(.48)	(.26)	(.27)	(.30)
Total distributions	(.84)	(.74)	(.45)	(.45)	(.47)
Net asset value, end of period	$14.36	$13.29	$11.73	$12.94	$11.51
Total ReturnB,C	14.95%	20.11%	(5.94)%	16.55%	6.04%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	- %E	-%	-%
Expenses net of all reductions	- %E	- %E	- %E	-%	-%
Net investment income (loss)	1.25%	2.05%	1.46%	1.52%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$236,662	$229,641	$196,527	$222,819	$189,814
Portfolio turnover rateF	42%	32%	33%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	25.9
VIP Overseas Portfolio Investor Class	15.8
VIP Emerging Markets Portfolio Investor Class	12.6
Fidelity Inflation-Protected Bond Index Fund	6.3
VIP Growth & Income Portfolio Investor Class	6.3
VIP Equity-Income Portfolio Investor Class	5.5
VIP Growth Portfolio Investor Class	5.3
VIP Contrafund Portfolio Investor Class	5.3
VIP Government Money Market Portfolio Investor Class 0.01%	5.1
VIP Value Portfolio Investor Class	4.1
92.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.0%
International Equity Funds	28.4%
Bond Funds	36.5%
Short-Term Funds	5.1%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 30.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	312,965	$14,969,137
VIP Equity-Income Portfolio Investor Class (a)	665,204	15,791,935
VIP Growth & Income Portfolio Investor Class (a)	808,733	17,994,303
VIP Growth Portfolio Investor Class (a)	148,989	15,253,498
VIP Mid Cap Portfolio Investor Class (a)	113,484	4,362,315
VIP Value Portfolio Investor Class (a)	726,293	11,562,591
VIP Value Strategies Portfolio Investor Class (a)	420,673	5,653,850
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,599,385)		85,587,629

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Investor Class (a)	2,444,632	35,887,197
VIP Overseas Portfolio Investor Class (a)	1,707,963	45,124,394
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $54,188,491)		81,011,591

Bond Funds - 36.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,639,042	18,095,023
Fidelity Long-Term Treasury Bond Index Fund (a)	412,092	6,572,870
VIP High Income Portfolio Investor Class (a)	1,079,957	5,691,373
VIP Investment Grade Bond Portfolio Investor Class (a)	5,266,158	73,884,194
TOTAL BOND FUNDS
(Cost $96,288,273)		104,243,460

Short-Term Funds - 5.1%
Fidelity Cash Central Fund 0.11% (b)	30,476	30,482
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	14,664,676	14,664,676
TOTAL SHORT-TERM FUNDS
(Cost $14,695,158)		14,695,158
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $219,771,307)		285,537,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		908
NET ASSETS - 100%		$285,538,746

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,396,491	$6,260,582	$4,953,249	$213,743	$76,682	$1,314,517	$18,095,023
Fidelity Long-Term Treasury Bond Index Fund	6,285,210	3,312,659	3,824,481	244,431	486,437	313,045	6,572,870
VIP Contrafund Portfolio Investor Class	13,089,778	4,421,104	6,010,558	95,880	446,706	3,022,107	14,969,137
VIP Emerging Markets Portfolio Investor Class	26,012,776	13,672,968	10,156,233	3,290,348	357,762	5,999,924	35,887,197
VIP Equity-Income Portfolio Investor Class	13,831,556	6,505,218	4,974,914	850,565	(21,228)	451,303	15,791,935
VIP Government Money Market Portfolio Investor Class 0.01%	13,203,462	12,839,789	11,378,575	45,372	--	--	14,664,676
VIP Growth & Income Portfolio Investor Class	15,763,085	7,834,701	6,174,521	1,093,763	6,920	564,118	17,994,303
VIP Growth Portfolio Investor Class	13,380,493	4,633,371	6,373,983	1,377,465	750,215	2,863,402	15,253,498
VIP High Income Portfolio Investor Class	4,985,872	1,964,152	1,140,961	267,568	(36,536)	(81,154)	5,691,373
VIP Investment Grade Bond Portfolio Investor Class	63,102,157	29,466,675	22,621,445	1,541,402	(128,193)	4,065,000	73,884,194
VIP Mid Cap Portfolio Investor Class	3,839,493	1,540,402	1,839,755	20,955	(78,386)	900,561	4,362,315
VIP Overseas Portfolio Investor Class	44,771,029	15,139,631	20,534,830	346,934	126,596	5,621,968	45,124,394
VIP Value Portfolio Investor Class	10,156,996	5,705,679	5,023,454	518,510	(181,981)	905,351	11,562,591
VIP Value Strategies Portfolio Investor Class	4,973,366	2,961,432	2,718,135	311,590	(256,100)	693,287	5,653,850
Total	$248,791,764	$116,258,363	$107,725,094	$10,218,526	$1,548,894	$26,633,429	$285,507,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$85,587,629	$85,587,629	$--	$--
International Equity Funds	81,011,591	81,011,591	--	--
Bond Funds	104,243,460	104,243,460	--	--
Short-Term Funds	14,695,158	14,695,158	--	--
Total Investments in Securities:	$285,537,838	$285,537,838	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $30,482)	$30,482
Other affiliated issuers (cost $219,740,825)	285,507,356
Total Investment in Securities (cost $219,771,307)		$285,537,838
Cash		905
Receivable for investments sold		3,475,598
Receivable for fund shares sold		302,250
Distributions receivable from Fidelity Central Funds		3
Total assets		289,316,594
Liabilities
Payable for investments purchased	$3,777,717
Payable for fund shares redeemed	131
Total liabilities		3,777,848
Net Assets		$285,538,746
Net Assets consist of:
Paid in capital		$212,826,791
Total accumulated earnings (loss)		72,711,955
Net Assets		$285,538,746
Net Asset Value, offering price and redemption price per share ($285,538,746 ÷ 18,138,821 shares)		$15.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,176,122
Income from Fidelity Central Funds		12
Total income		3,176,134
Expenses
Independent trustees' fees and expenses	$806
Total expenses before reductions	806
Expense reductions	(332)
Total expenses after reductions		474
Net investment income (loss)		3,175,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,549,791
Capital gain distributions from underlying funds:
Affiliated issuers	7,042,404
Total net realized gain (loss)		8,592,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	26,633,429
Total change in net unrealized appreciation (depreciation)		26,633,429
Net gain (loss)		35,225,624
Net increase (decrease) in net assets resulting from operations		$38,401,284

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,175,660	$4,653,485
Net realized gain (loss)	8,592,195	11,403,704
Change in net unrealized appreciation (depreciation)	26,633,429	28,219,177
Net increase (decrease) in net assets resulting from operations	38,401,284	44,276,366
Distributions to shareholders	(14,856,510)	(11,838,472)
Share transactions
Proceeds from sales of shares	28,520,663	20,167,839
Reinvestment of distributions	14,856,510	11,838,472
Cost of shares redeemed	(30,205,446)	(19,084,984)
Net increase (decrease) in net assets resulting from share transactions	13,171,727	12,921,327
Total increase (decrease) in net assets	36,716,501	45,359,221
Net Assets
Beginning of period	248,822,245	203,463,024
End of period	$285,538,746	$248,822,245
Other Information
Shares
Sold	2,068,158	1,485,846
Issued in reinvestment of distributions	1,025,793	877,461
Redeemed	(2,252,889)	(1,409,369)
Net increase (decrease)	841,062	953,938

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.38	$12.45	$13.78	$12.15	$12.04
Income from Investment Operations
Net investment income (loss)A	.18	.28	.20	.20	.18
Net realized and unrealized gain (loss)	2.02	2.37	(1.09)	1.94	.50
Total from investment operations	2.20	2.65	(.89)	2.14	.68
Distributions from net investment income	(.18)	(.28)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.66)	(.44)	(.25)	(.32)	(.39)
Total distributions	(.84)	(.72)	(.44)	(.51)	(.57)
Net asset value, end of period	$15.74	$14.38	$12.45	$13.78	$12.15
Total ReturnB,C	15.88%	21.73%	(6.56)%	17.82%	6.10%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.26%	2.03%	1.44%	1.53%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$285,539	$248,822	$203,463	$216,200	$163,933
Portfolio turnover rateG	43%	29%	30%	17%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	22.7
VIP Overseas Portfolio Investor Class	18.0
VIP Emerging Markets Portfolio Investor Class	13.5
VIP Growth & Income Portfolio Investor Class	7.3
VIP Equity-Income Portfolio Investor Class	6.4
VIP Growth Portfolio Investor Class	6.2
VIP Contrafund Portfolio Investor Class	6.1
Fidelity Inflation-Protected Bond Index Fund	5.6
VIP Value Portfolio Investor Class	4.7
Fidelity Long-Term Treasury Bond Index Fund	2.3
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.8%
International Equity Funds	31.5%
Bond Funds	32.6%
Short-Term Funds	1.1%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	413,691	$19,786,827
VIP Equity-Income Portfolio Investor Class (a)	879,283	20,874,190
VIP Growth & Income Portfolio Investor Class (a)	1,069,006	23,785,392
VIP Growth Portfolio Investor Class (a)	196,942	20,162,873
VIP Mid Cap Portfolio Investor Class (a)	150,008	5,766,321
VIP Value Portfolio Investor Class (a)	960,038	15,283,810
VIP Value Strategies Portfolio Investor Class (a)	556,061	7,473,458
TOTAL DOMESTIC EQUITY FUNDS
(Cost $78,041,841)		113,132,871

International Equity Funds - 31.5%
VIP Emerging Markets Portfolio Investor Class (a)	3,000,997	44,054,636
VIP Overseas Portfolio Investor Class (a)	2,217,551	58,587,686
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $71,383,981)		102,642,322

Bond Funds - 32.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,648,444	18,198,827
Fidelity Long-Term Treasury Bond Index Fund (a)	470,439	7,503,497
VIP High Income Portfolio Investor Class (a)	1,233,059	6,498,220
VIP Investment Grade Bond Portfolio Investor Class (a)	5,277,646	74,045,368
TOTAL BOND FUNDS
(Cost $99,067,094)		106,245,912

Short-Term Funds - 1.1%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $3,645,966)	3,645,966	3,645,966
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $252,138,882)		325,667,071
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$325,667,075

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,834,455	$7,703,776	$3,599,344	$210,371	$24,344	$1,235,596	$18,198,827
Fidelity Long-Term Treasury Bond Index Fund	6,993,520	3,901,086	4,254,654	271,801	522,665	340,880	7,503,497
VIP Contrafund Portfolio Investor Class	17,368,964	5,074,674	7,103,178	123,048	500,980	3,945,387	19,786,827
VIP Emerging Markets Portfolio Investor Class	31,901,179	15,259,509	10,636,282	3,923,655	362,150	7,168,080	44,054,636
VIP Equity-Income Portfolio Investor Class	18,352,571	7,484,099	5,469,026	1,093,144	(58,405)	564,951	20,874,190
VIP Government Money Market Portfolio Investor Class 0.01%	2,777,063	11,597,946	10,729,043	13,284	--	--	3,645,966
VIP Growth & Income Portfolio Investor Class	20,915,762	9,052,810	6,870,482	1,405,871	3,350	683,952	23,785,392
VIP Growth Portfolio Investor Class	17,754,769	5,500,027	7,733,406	1,765,861	902,262	3,739,221	20,162,873
VIP High Income Portfolio Investor Class	5,547,489	2,332,782	1,238,082	299,766	(46,508)	(97,461)	6,498,220
VIP Investment Grade Bond Portfolio Investor Class	59,547,523	32,339,921	21,457,679	1,500,750	(140,325)	3,755,928	74,045,368
VIP Mid Cap Portfolio Investor Class	5,094,512	1,800,191	2,165,425	27,225	(129,348)	1,166,391	5,766,321
VIP Overseas Portfolio Investor Class	57,600,524	17,026,168	23,296,982	436,762	(28,409)	7,286,385	58,587,686
VIP Value Portfolio Investor Class	13,476,998	6,885,045	5,951,960	665,890	(207,830)	1,081,557	15,283,810
VIP Value Strategies Portfolio Investor Class	6,599,025	3,572,334	3,233,383	399,597	(324,778)	860,260	7,473,458
Total	$276,764,354	$129,530,368	$113,738,926	$12,137,025	$1,380,148	$31,731,127	$325,667,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$113,132,871	$113,132,871	$--	$--
International Equity Funds	102,642,322	102,642,322	--	--
Bond Funds	106,245,912	106,245,912	--	--
Short-Term Funds	3,645,966	3,645,966	--	--
Total Investments in Securities:	$325,667,071	$325,667,071	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $252,138,882)	$325,667,071
Total Investment in Securities (cost $252,138,882)		$325,667,071
Cash		2
Receivable for investments sold		4,025,521
Receivable for fund shares sold		447,172
Total assets		330,139,766
Liabilities
Payable for investments purchased	$4,472,569
Payable for fund shares redeemed	122
Total liabilities		4,472,691
Net Assets		$325,667,075
Net Assets consist of:
Paid in capital		$244,171,028
Total accumulated earnings (loss)		81,496,047
Net Assets		$325,667,075
Net Asset Value, offering price and redemption price per share ($325,667,075 ÷ 20,741,969 shares)		$15.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Affiliated issuers		$3,478,746
Expenses
Independent trustees' fees and expenses	$881
Total expenses		881
Net investment income (loss)		3,477,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,380,148
Capital gain distributions from underlying funds:
Affiliated issuers	8,658,279
Total net realized gain (loss)		10,038,427
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	31,731,127
Total change in net unrealized appreciation (depreciation)		31,731,127
Net gain (loss)		41,769,554
Net increase (decrease) in net assets resulting from operations		$45,247,419

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,477,865	$4,992,047
Net realized gain (loss)	10,038,427	12,951,831
Change in net unrealized appreciation (depreciation)	31,731,127	34,870,344
Net increase (decrease) in net assets resulting from operations	45,247,419	52,814,222
Distributions to shareholders	(16,904,069)	(13,207,757)
Share transactions
Proceeds from sales of shares	30,563,323	29,079,866
Reinvestment of distributions	16,904,069	13,207,757
Cost of shares redeemed	(26,908,022)	(19,001,005)
Net increase (decrease) in net assets resulting from share transactions	20,559,370	23,286,618
Total increase (decrease) in net assets	48,902,720	62,893,083
Net Assets
Beginning of period	276,764,355	213,871,272
End of period	$325,667,075	$276,764,355
Other Information
Shares
Sold	2,184,529	2,169,283
Issued in reinvestment of distributions	1,177,393	995,777
Redeemed	(2,025,911)	(1,433,376)
Net increase (decrease)	1,336,011	1,731,684

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$12.10	$13.61	$11.76	$11.68
Income from Investment Operations
Net investment income (loss)A	.17	.27	.18	.19	.17
Net realized and unrealized gain (loss)	2.14	2.62	(1.24)	2.23	.51
Total from investment operations	2.31	2.89	(1.06)	2.42	.68
Distributions from net investment income	(.17)	(.27)	(.18)	(.17)	(.17)
Distributions from net realized gain	(.69)	(.46)	(.28)	(.39)	(.44)
Total distributions	(.87)B	(.73)	(.45)B	(.57)B	(.60)B
Net asset value, end of period	$15.70	$14.26	$12.10	$13.61	$11.76
Total ReturnC,D	16.82%	24.42%	(7.87)%	20.92%	6.50%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	- %F	-%	-%
Expenses net of all reductions	- %F	- %F	- %F	-%	-%
Net investment income (loss)	1.26%	2.03%	1.36%	1.46%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$325,667	$276,764	$213,871	$214,597	$155,533
Portfolio turnover rateG	41%	29%	24%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$85,839,893	$12,223,608	$(174,243)	$12,049,365
VIP Investor Freedom 2005 Portfolio	31,263,959	4,967,062	(55,862)	4,911,200
VIP Investor Freedom 2010 Portfolio	64,047,759	12,070,169	(110,197)	11,959,972
VIP Investor Freedom 2015 Portfolio	91,881,167	22,538,383	(193,737)	22,344,646
VIP Investor Freedom 2020 Portfolio	185,634,116	51,311,174	(287,087)	51,024,087
VIP Investor Freedom 2025 Portfolio	221,072,471	64,927,520	(462,153)	64,465,367
VIP Investor Freedom 2030 Portfolio	253,805,717	72,349,308	(487,954)	71,861,354

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income Portfolio	$175,605	$1,690,381	$12,049,365
VIP Investor Freedom 2005 Portfolio	45,726	674,652	4,911,200
VIP Investor Freedom 2010 Portfolio	164,303	1,550,359	11,959,972
VIP Investor Freedom 2015 Portfolio	189,897	3,487,523	22,344,646
VIP Investor Freedom 2020 Portfolio	224,067	8,135,859	51,024,087
VIP Investor Freedom 2025 Portfolio	195,378	8,051,210	64,465,367
VIP Investor Freedom 2030 Portfolio	212,875	9,421,816	71,861,354

The tax character of distributions paid was as follows:

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income Portfolio	$1,621,466	$1,659,270	$3,280,736
VIP Investor Freedom 2005 Portfolio	601,474	901,226	1,502,700
VIP Investor Freedom 2010 Portfolio	1,270,161	2,175,744	3,445,905
VIP Investor Freedom 2015 Portfolio	1,915,368	4,872,803	6,788,171
VIP Investor Freedom 2020 Portfolio	3,813,431	10,239,065	14,052,496
VIP Investor Freedom 2025 Portfolio	4,474,663	10,381,847	14,856,510
VIP Investor Freedom 2030 Portfolio	4,942,881	11,961,188	16,904,069

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income Portfolio	$2,068,114	$1,375,819	$3,443,933
VIP Investor Freedom 2005 Portfolio	792,300	505,671	1,297,971
VIP Investor Freedom 2010 Portfolio	1,600,791	2,274,294	3,875,085
VIP Investor Freedom 2015 Portfolio	2,522,019	3,879,110	6,401,129
VIP Investor Freedom 2020 Portfolio	5,228,777	7,112,017	12,340,794
VIP Investor Freedom 2025 Portfolio	5,466,413	6,372,059	11,838,472
VIP Investor Freedom 2030 Portfolio	5,714,083	7,493,674	13,207,757

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	49,563,793	44,076,894
VIP Investor Freedom 2005 Portfolio	17,753,773	17,356,695
VIP Investor Freedom 2010 Portfolio	30,122,671	26,711,885
VIP Investor Freedom 2015 Portfolio	44,367,352	47,343,591
VIP Investor Freedom 2020 Portfolio	90,329,462	105,053,578
VIP Investor Freedom 2025 Portfolio	116,258,363	107,725,094
VIP Investor Freedom 2030 Portfolio	129,530,368	113,738,926

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount
VIP Investor Freedom Income Portfolio	$27
VIP Investor Freedom 2020 Portfolio	3,412
VIP Investor Freedom 2025 Portfolio	897

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom 2025 Portfolio	$332

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (seven of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 305 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio--A,B-	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period--C,D- July 1, 2020 to December 31, 2020
VIP Investor Freedom Income Portfolio	- %
Actual		$1,000.00	$1,073.80	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2005 Portfolio	- %
Actual		$1,000.00	$1,086.00	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2010 Portfolio	- %
Actual		$1,000.00	$1,107.20	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2015 Portfolio	- %
Actual		$1,000.00	$1,128.80	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2020 Portfolio	- %
Actual		$1,000.00	$1,148.50	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2025 Portfolio	- %
Actual		$1,000.00	$1,164.40	$-
Hypothetical-E		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2030 Portfolio	- %
Actual		$1,000.00	$1,185.50	$-
Hypothetical-E		$1,000.00	$1,025.14	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/12/21	02/12/21	$0.001	$0.244
VIP Investor Freedom 2005 Portfolio	02/12/21	02/12/21	$0.001	$0.254
VIP Investor Freedom 2010 Portfolio	02/12/21	02/12/21	$0.001	$0.308
VIP Investor Freedom 2015 Portfolio	02/12/21	02/12/21	$0.001	$0.436
VIP Investor Freedom 2020 Portfolio	02/12/21	02/12/21	$0.002	$0.523
VIP Investor Freedom 2025 Portfolio	02/12/21	02/12/21	$0.001	$0.452
VIP Investor Freedom 2030 Portfolio	02/12/21	02/12/21	$0.001	$0.454

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom Income Portfolio	$1,694,880
VIP Investor Freedom 2005 Portfolio	$677,145
VIP Investor Freedom 2010 Portfolio	$1,556,226
VIP Investor Freedom 2015 Portfolio	$3,490,893
VIP Investor Freedom 2020 Portfolio	$8,147,309
VIP Investor Freedom 2025 Portfolio	$8,062,380
VIP Investor Freedom 2030 Portfolio	$9,440,168

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	12.84%
VIP Investor Freedom 2005 Portfolio	11.06%
VIP Investor Freedom 2010 Portfolio	8.98%
VIP Investor Freedom 2015 Portfolio	7.26%
VIP Investor Freedom 2020 Portfolio	6.03%
VIP Investor Freedom 2025 Portfolio	5.34%
VIP Investor Freedom 2030 Portfolio	4.52%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2020	0%
December 2020	5%
VIP Investor Freedom 2005 Portfolio
February 2020	0%
December 2020	7%
VIP Investor Freedom 2010 Portfolio
February 2020	0%
December 2020	10%
VIP Investor Freedom 2015 Portfolio
February 2020	0%
December 2020	14%
VIP Investor Freedom 2020 Portfolio
February 2020	1%
December 2020	18%
VIP Investor Freedom 2025 Portfolio
February 2020	0%
December 2020	20%
VIP Investor Freedom 2030 Portfolio
February 2020	0%
December 2020	23%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/16/20	$0.0179	$0.0025
VIP Investor Freedom 2005 Portfolio	12/16/20	$0.0208	$0.0029
VIP Investor Freedom 2010 Portfolio	12/16/20	$0.0254	$0.0037
VIP Investor Freedom 2015 Portfolio	12/16/20	$0.0296	$0.0044
VIP Investor Freedom 2020 Portfolio	12/16/20	$0.0347	$0.0052
VIP Investor Freedom 2025 Portfolio	12/16/20	$0.0410	$0.0063
VIP Investor Freedom 2030 Portfolio	12/16/20	$0.0444	$0.0069

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
25
23
20
20
16
16
17
15
15
15
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	0%	0%	0%	0%	0%
Funds	302	319	320	325	339
ASPG Quartile	1st	1st	1st	1st	1st

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2019.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPIFF-ANN-0221
1.814507.115

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP FundsManager® 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Service Class	8.11%	5.31%	4.41%
Service Class 2	7.97%	5.16%	4.26%
Investor Class	8.21%	5.33%	4.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 20% Portfolio - Investor Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,400	VIP FundsManager® 20% Portfolio - Investor Class
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

VIP FundsManager® 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Service Class	14.06%	8.74%	7.26%
Service Class 2	13.89%	8.56%	7.09%
Investor Class	13.98%	8.73%	7.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 50% Portfolio - Investor Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,152	VIP FundsManager® 50% Portfolio - Investor Class
$36,700	S&P 500® Index

VIP FundsManager® 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Service Class	15.12%	9.73%	8.12%
Service Class 2	14.92%	9.56%	7.96%
Investor Class	15.12%	9.73%	8.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 60% Portfolio - Investor Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,839	VIP FundsManager® 60% Portfolio - Investor Class
$36,700	S&P 500® Index

VIP FundsManager® 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Service Class	16.10%	10.51%	8.83%
Service Class 2	15.94%	10.34%	8.67%
Investor Class	16.10%	10.51%	8.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 70% Portfolio - Investor Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,314	VIP FundsManager® 70% Portfolio - Investor Class
$36,700	S&P 500® Index

VIP FundsManager® 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Service Class	17.93%	11.98%	9.91%
Service Class 2	17.27%	11.76%	9.72%
Investor Class	17.46%	11.93%	9.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 85% Portfolio - Investor Class on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,640	VIP FundsManager® 85% Portfolio - Investor Class
$36,700	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the Portfolios’ share classes posted gains ranging from about 8% to 18%, and each outpaced their respective Composite benchmarks. Strong security selection, particularly among U.S. and international developed-markets (DM) equities, fueled the Portfolios’ returns versus Composite benchmarks and more than offset negative results from asset class positioning. Exceptional performance from Fidelity® Stock Selector All Cap Fund – which topped its benchmark, the S&P 500 Index, by a sizable margin – drove U.S. stock selection. The fund benefited from picks in several sectors, most notably information technology, health care and communication services. Fidelity® Overseas Fund led the way in terms of international DM stock selection, also handily outperforming its benchmark, the MSCI EAFE Index, powered by choices in continental Europe and the U.K. Picks in Japan also helped but were partially offset by an underweighting in that top-performing market. Security selection in emerging markets (EM) provided a further boost to relative performance, thanks to robust stock choices in China via Fidelity Emerging Markets Fund. Turning to asset class positioning, our equity allocation strategy substantially hampered relative performance this past year, mostly due to positioning in late February and March. During that time, we had moderate overweightings in U.S. and EM stocks, when markets around the world fell amid coronavirus pandemic fears. Beginning in late March, we increased the Portfolios' equity exposure, which resulted in modest contributions from foreign DM and EM stocks. The Portfolios' holdings of large-cap and value-oriented U.S. equity funds did not compare favorably to the performance of our all-cap U.S. equity benchmark. This was an additional factor weighing on the relative outcome of our U.S. equity positioning. Out-of-benchmark equity exposure had a mixed impact, with commodities contributing, fueled by strong performance from Fidelity Select Gold Portfolio, whereas REITs (real estate investment trusts) detracted. Our fixed-income positioning had a neutral impact on relative performance. An underweighted allocation in investment-grade bonds, along with an out-of-benchmark stake in long-term U.S. Treasuries, aided performance. Unfortunately, this was mostly negated by adverse results in other market segments. Looking ahead, we are cautiously optimistic, as reflected by the Portfolios’ moderate overweightings in equity and credit risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
Fidelity U.S. Bond Index Fund	42.8
Fidelity Cash Central Fund 0.11%	22.1
Fidelity Stock Selector All Cap Fund	14.1
Fidelity Inflation-Protected Bond Index Fund	4.2
Fidelity Overseas Fund	2.1
Fidelity Emerging Markets Fund	1.8
Fidelity Long-Term Treasury Bond Index Fund	1.5
Fidelity High Income Fund	1.3
Fidelity Low-Priced Stock Fund	1.0
Fidelity New Markets Income Fund	1.0
91.9

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	19.4%
International Equity Funds	7.5%
Bond Funds	50.8%
Short-Term Funds	22.1%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - (3.3)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 20% Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 26.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	173,878	$1,392,764
Fidelity Contrafund (a)	267,474	4,482,861
Fidelity Emerging Asia Fund (a)	43,906	2,999,210
Fidelity Emerging Markets Discovery Fund (a)	196,430	3,303,958
Fidelity Emerging Markets Fund (a)	369,479	16,877,792
Fidelity Equity-Income Fund (a)	124,479	7,761,240
Fidelity Europe Fund (a)	46,039	1,950,677
Fidelity Global Commodity Stock Fund (a)	296,923	3,960,950
Fidelity Gold Portfolio (a)	211,667	6,248,402
Fidelity International Capital Appreciation Fund (a)	156,695	4,338,879
Fidelity International Discovery Fund (a)	81,965	4,351,505
Fidelity International Enhanced Index Fund (a)	357,477	3,671,290
Fidelity International Small Cap Fund (a)	71,642	2,194,409
Fidelity International Small Cap Opportunities Fund (a)	102,256	2,519,597
Fidelity International Value Fund (a)	336,576	2,850,801
Fidelity Japan Fund (a)	90,399	1,813,405
Fidelity Japan Smaller Companies Fund (a)	57,275	1,017,772
Fidelity Large Cap Value Enhanced Index Fund (a)	161,364	2,270,392
Fidelity Low-Priced Stock Fund (a)	196,736	9,567,254
Fidelity Overseas Fund (a)	327,815	19,485,340
Fidelity Pacific Basin Fund (a)	46,338	2,032,387
Fidelity Real Estate Investment Portfolio (a)	114,391	4,510,431
Fidelity Stock Selector All Cap Fund (a)	2,315,287	131,600,933
Fidelity U.S. Low Volatility Equity Fund (a)	596,793	6,403,594
Fidelity Value Discovery Fund (a)	117,568	3,782,177
TOTAL EQUITY FUNDS
(Cost $199,688,297)		251,388,020

Fixed-Income Funds - 50.8%
Fidelity High Income Fund (a)	1,411,834	12,339,428
Fidelity Inflation-Protected Bond Index Fund (a)	3,600,856	39,753,453
Fidelity Long-Term Treasury Bond Index Fund (a)	855,368	13,643,127
Fidelity New Markets Income Fund (a)	593,170	8,956,865
Fidelity U.S. Bond Index Fund (a)	32,148,667	400,250,902
TOTAL FIXED-INCOME FUNDS
(Cost $435,640,129)		474,943,775

Money Market Funds - 22.1%
Fidelity Cash Central Fund 0.11% (b)
(Cost $206,186,300)	206,145,071	206,186,300
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/11/21 to 4/1/21 (c)
(Cost $2,449,699)	2,450,000	2,449,751
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $843,964,425)		934,967,846
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(487,556)
NET ASSETS - 100%		$934,480,290

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	March 2021	$4,900,840	$85,368	$85,368
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	187	March 2021	35,051,280	(777,401)	(777,401)
TOTAL FUTURES CONTRACTS					$(692,033)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $32,118,139.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,449,751.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$357,295
Total	$357,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $71,453,177. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $223,472,353 and $88,738,829, respectively, during the period.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,448,405	$--	$--	$--	$--	$(55,641)	$1,392,764
Fidelity Contrafund	4,913,777	1,149,559	2,452,021	344,540	217,191	654,355	4,482,861
Fidelity Diversified International Fund	3,559,565	36,879	3,127,021	--	(173,369)	(296,054)	--
Fidelity Emerging Asia Fund	1,724,288	453,879	70,911	367,806	(1,395)	893,349	2,999,210
Fidelity Emerging Markets Discovery Fund	2,804,685	167,839	123,899	19,353	(7,120)	462,453	3,303,958
Fidelity Emerging Markets Fund	12,656,964	848,531	511,842	231,181	(21,444)	3,905,583	16,877,792
Fidelity Equity-Income Fund	4,783,665	3,438,281	943,490	226,265	(36,138)	518,922	7,761,240
Fidelity Europe Fund	1,639,377	458,908	434,579	22,192	3,942	283,029	1,950,677
Fidelity Global Commodity Stock Fund	--	3,481,653	106,448	62,957	5,359	580,386	3,960,950
Fidelity Gold Portfolio	5,929,232	2,600,654	3,929,136	270,360	641,922	1,005,730	6,248,402
Fidelity High Income Fund	--	11,562,239	527,034	372,530	1,119	1,303,104	12,339,428
Fidelity Inflation-Protected Bond Index Fund	45,113,866	12,056,045	21,914,723	515,514	1,045,760	3,452,505	39,753,453
Fidelity International Capital Appreciation Fund	1,061,688	2,995,210	783,219	54,986	46,249	1,018,951	4,338,879
Fidelity International Discovery Fund	2,941,018	1,489,377	812,611	155,216	45,881	687,840	4,351,505
Fidelity International Enhanced Index Fund	3,212,518	1,017,039	821,217	59,084	(32,701)	295,651	3,671,290
Fidelity International Small Cap Fund	1,949,728	499,367	471,075	18,001	28,733	187,656	2,194,409
Fidelity International Small Cap Opportunities Fund	1,893,623	472,702	228,721	--	(1,458)	383,451	2,519,597
Fidelity International Value Fund	2,280,114	1,002,527	622,098	48,724	(62,769)	253,027	2,850,801
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	149,641,174	14,321,930	164,022,354	684,573	71,109	(11,859)	--
Fidelity Japan Fund	7,415,567	846,160	7,187,541	73,870	1,115,210	(375,991)	1,813,405
Fidelity Japan Smaller Companies Fund	3,373,246	15,950	2,251,430	15,950	138,772	(258,766)	1,017,772
Fidelity Large Cap Value Enhanced Index Fund	--	2,134,771	249,414	36,994	13,970	371,065	2,270,392
Fidelity Long-Term Treasury Bond Index Fund	8,167,893	18,179,216	13,713,521	393,238	2,438,005	(1,428,466)	13,643,127
Fidelity Low-Priced Stock Fund	4,633,556	5,546,654	1,077,438	785,403	(122,142)	586,624	9,567,254
Fidelity Mega Cap Stock Fund	7,094,651	232,405	6,042,374	--	(1,785,033)	500,351	--
Fidelity New Markets Income Fund	8,133,255	1,418,258	647,501	344,976	(26,456)	79,309	8,956,865
Fidelity Overseas Fund	11,587,622	8,661,038	4,109,462	102,223	109,543	3,236,599	19,485,340
Fidelity Pacific Basin Fund	939,343	984,311	388,682	86,551	31,957	465,458	2,032,387
Fidelity Real Estate Investment Portfolio	8,187,298	748,647	2,742,686	207,139	(1,223,159)	(459,669)	4,510,431
Fidelity Stock Selector All Cap Fund	90,810,513	27,384,710	7,117,923	6,528,055	(421,461)	20,945,094	131,600,933
Fidelity U.S. Bond Index Fund	348,364,263	101,985,894	65,314,921	11,411,646	312,207	14,903,459	400,250,902
Fidelity U.S. Low Volatility Equity Fund	--	6,470,574	915,085	39,287	45,506	802,599	6,403,594
Fidelity Value Discovery Fund	2,303,165	1,587,186	455,043	38,593	(952)	347,821	3,782,177
	$748,564,059	$234,248,393	$314,115,420	$23,517,207	$2,396,838	$55,237,925	$726,331,795

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$251,388,020	$251,388,020	$--	$--
Fixed-Income Funds	474,943,775	474,943,775	--	--
Money Market Funds	206,186,300	206,186,300	--	--
Other Short-Term Investments and Net Other Assets	2,449,751	--	2,449,751	--
Total Investments in Securities:	$934,967,846	$932,518,095	$2,449,751	$--
Derivative Instruments:
Assets
Futures Contracts	$85,368	$85,368	$--	$--
Total Assets	$85,368	$85,368	$--	$--
Liabilities
Futures Contracts	$(777,401)	$(777,401)	$--	$--
Total Liabilities	$(777,401)	$(777,401)	$--	$--
Total Derivative Instruments:	$(692,033)	$(692,033)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$85,368	$(777,401)
Total Equity Risk	85,368	(777,401)
Total Value of Derivatives	$85,368	$(777,401)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,449,699)	$2,449,751
Fidelity Central Funds (cost $206,186,300)	206,186,300
Other affiliated issuers (cost $635,328,426)	726,331,795
Total Investment in Securities (cost $843,964,425)		$934,967,846
Cash		30,129
Receivable for investments sold		330,987
Receivable for fund shares sold		932
Distributions receivable from Fidelity Central Funds		17,680
Total assets		935,347,574
Liabilities
Payable for investments purchased	$17,680
Payable for fund shares redeemed	424,274
Accrued management fee	154,584
Distribution and service plan fees payable	1,176
Payable for daily variation margin on futures contracts	269,570
Total liabilities		867,284
Net Assets		$934,480,290
Net Assets consist of:
Paid in capital		$841,976,182
Total accumulated earnings (loss)		92,504,108
Net Assets		$934,480,290
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($60,793 ÷ 5,111 shares)		$11.89
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,323,453 ÷ 786,112 shares)		$11.86
Investor Class:
Net Asset Value, offering price and redemption price per share ($925,096,044 ÷ 77,829,105 shares)		$11.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$2,282
Affiliated issuers		11,451,149
Interest		5,926
Income from Fidelity Central Funds		357,295
Total income		11,816,652
Expenses
Management fee	$2,149,405
Distribution and service plan fees	22,095
Independent trustees' fees and expenses	2,764
Total expenses before reductions	2,174,264
Expense reductions	(439,357)
Total expenses after reductions		1,734,907
Net investment income (loss)		10,081,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,419
Fidelity Central Funds	(401)
Other affiliated issuers	2,396,838
Foreign currency transactions	510
Futures contracts	(10,876,679)
Capital gain distributions from underlying funds:
Affiliated issuers	12,066,058
Total net realized gain (loss)		3,689,745
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79)
Affiliated issuers	55,237,925
Assets and liabilities in foreign currencies	(11)
Futures contracts	(564,041)
Total change in net unrealized appreciation (depreciation)		54,673,794
Net gain (loss)		58,363,539
Net increase (decrease) in net assets resulting from operations		$68,445,284

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,081,745	$15,330,350
Net realized gain (loss)	3,689,745	3,695,673
Change in net unrealized appreciation (depreciation)	54,673,794	55,726,922
Net increase (decrease) in net assets resulting from operations	68,445,284	74,752,945
Distributions to shareholders	(15,496,204)	(43,905,467)
Share transactions - net increase (decrease)	60,425,801	62,132,859
Total increase (decrease) in net assets	113,374,881	92,980,337
Net Assets
Beginning of period	821,105,409	728,125,072
End of period	$934,480,290	$821,105,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.75	$11.63	$11.04	$11.02
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.16	.14
Net realized and unrealized gain (loss)	.77	.86	(.40)	.65	.17
Total from investment operations	.90	1.08	(.19)	.81	.31
Distributions from net investment income	(.13)	(.21)	(.21)	(.15)	(.14)
Distributions from net realized gain	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.20)	(.64)	(.69)	(.22)	(.29)
Net asset value, end of period	$11.89	$11.19	$10.75	$11.63	$11.04
Total ReturnB,C	8.11%	10.39%	(1.67)%	7.33%	2.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.17%	2.01%	1.87%	1.41%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$57	$55	$59	$60
Portfolio turnover rateF	32%G	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.72	$11.60	$11.01	$11.00
Income from Investment Operations
Net investment income (loss)A	.12	.20	.19	.14	.12
Net realized and unrealized gain (loss)	.77	.87	(.40)	.65	.17
Total from investment operations	.89	1.07	(.21)	.79	.29
Distributions from net investment income	(.11)	(.20)	(.19)	(.13)	(.13)
Distributions from net realized gain	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.19)B	(.63)	(.67)	(.20)	(.28)
Net asset value, end of period	$11.86	$11.16	$10.72	$11.60	$11.01
Total ReturnC,D	7.97%	10.26%	(1.82)%	7.19%	2.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.02%	1.86%	1.72%	1.26%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$9,323	$8,978	$8,286	$8,188	$7,529
Portfolio turnover rateG	32%H	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.74	$11.62	$11.04	$11.01
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.16	.14
Net realized and unrealized gain (loss)	.78	.86	(.40)	.64	.18
Total from investment operations	.91	1.08	(.19)	.80	.32
Distributions from net investment income	(.13)	(.21)	(.21)	(.15)	(.14)
Distributions from net realized gain	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.20)	(.64)	(.69)	(.22)	(.29)
Net asset value, end of period	$11.89	$11.18	$10.74	$11.62	$11.04
Total ReturnB,C	8.21%	10.40%	(1.67)%	7.24%	2.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.17%	2.01%	1.87%	1.41%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$925,096	$812,070	$719,784	$777,291	$739,074
Portfolio turnover rateF	32%G	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
Fidelity U.S. Bond Index Fund	30.8
Fidelity Stock Selector All Cap Fund	30.6
Fidelity Overseas Fund	6.2
Fidelity Inflation-Protected Bond Index Fund	4.4
Fidelity Low-Priced Stock Fund	2.4
Fidelity Equity-Income Fund	2.2
Fidelity U.S. Low Volatility Equity Fund	1.8
Fidelity Emerging Markets Fund	1.4
Fidelity Long-Term Treasury Bond Index Fund	1.4
Fidelity International Discovery Fund	1.4
82.6

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	42.2%
International Equity Funds	17.8%
Bond Funds	38.6%
Short-Term Funds	1.2%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - (5.0)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 50% Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 60.0%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,226,913	$9,827,572
Fidelity Contrafund (a)	3,806,455	63,796,183
Fidelity Emerging Asia Fund (a)	349,691	23,887,425
Fidelity Emerging Markets Discovery Fund (a)	1,523,326	25,622,350
Fidelity Emerging Markets Fund (a)	1,818,688	83,077,667
Fidelity Equity-Income Fund (a)	2,025,503	126,290,103
Fidelity Europe Fund (a)	856,378	36,284,732
Fidelity Global Commodity Stock Fund (a)	5,215,594	69,576,030
Fidelity Gold Portfolio (a)	1,395,283	41,188,768
Fidelity International Capital Appreciation Fund (a)	2,923,543	80,952,896
Fidelity International Discovery Fund (a)	1,542,194	81,875,089
Fidelity International Enhanced Index Fund (a)	6,625,691	68,045,850
Fidelity International Small Cap Fund (a)	1,332,284	40,807,848
Fidelity International Small Cap Opportunities Fund (a)	1,695,932	41,787,756
Fidelity International Value Fund (a)	6,240,728	52,858,965
Fidelity Japan Fund (a)	2,719,641	54,555,995
Fidelity Japan Smaller Companies Fund (a)	3,259,076	57,913,782
Fidelity Large Cap Value Enhanced Index Fund (a)	3,678,730	51,759,725
Fidelity Low-Priced Stock Fund (a)	2,897,625	140,911,503
Fidelity Overseas Fund (a)	6,061,040	360,268,240
Fidelity Pacific Basin Fund (a)	865,937	37,980,011
Fidelity Real Estate Investment Portfolio (a)	192,370	7,585,166
Fidelity Stock Selector All Cap Fund (a)	31,449,281	1,787,577,149
Fidelity U.S. Low Volatility Equity Fund (a)	9,819,928	105,367,825
Fidelity Value Discovery Fund (a)	1,842,043	59,258,536
TOTAL EQUITY FUNDS
(Cost $2,760,621,030)		3,509,057,166

Fixed-Income Funds - 38.6%
Fidelity High Income Fund (a)	7,769,437	67,904,879
Fidelity Inflation-Protected Bond Index Fund (a)	23,085,859	254,867,888
Fidelity Long-Term Treasury Bond Index Fund (a)	5,174,530	82,533,756
Fidelity New Markets Income Fund (a)	3,270,400	49,383,047
Fidelity U.S. Bond Index Fund (a)	144,538,232	1,799,500,995
TOTAL FIXED-INCOME FUNDS
(Cost $2,079,596,438)		2,254,190,565

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.11% (b)
(Cost $68,297,599)	68,284,769	68,298,426
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 3/4/21 to 3/25/21 (c)
(Cost $17,397,396)	17,400,000	17,397,602
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,925,912,463)		5,848,943,759
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,936,247)
NET ASSETS - 100%		$5,846,007,512

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,556	March 2021	$291,656,640	$(6,854,309)	$(6,854,309)

The notional amount of futures sold as a percentage of Net Assets is 5.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $272,330,429.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,397,602.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$408,964
Total	$408,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,220,184	$--	$--	$--	$--	$(392,612)	$9,827,572
Fidelity Contrafund	82,972,985	6,198,033	38,960,810	5,105,326	4,502,902	9,083,073	63,796,183
Fidelity Emerging Asia Fund	14,440,302	2,969,322	762,049	2,933,400	123,509	7,116,341	23,887,425
Fidelity Emerging Markets Discovery Fund	23,240,771	209,640	1,312,294	150,417	(139,450)	3,623,683	25,622,350
Fidelity Emerging Markets Fund	96,594,267	1,391,176	32,948,462	1,141,887	3,229,275	14,811,411	83,077,667
Fidelity Equity-Income Fund	84,762,100	53,220,826	18,240,499	3,718,396	(1,739,643)	8,287,319	126,290,103
Fidelity Europe Fund	37,127,713	5,452,897	9,891,506	414,092	(1,103,669)	4,699,297	36,284,732
Fidelity Global Commodity Stock Fund	33,832,048	34,366,862	4,738,181	1,108,401	(900,256)	7,015,557	69,576,030
Fidelity Gold Portfolio	82,267,597	2,389,683	69,494,393	2,063,770	21,786,991	4,238,890	41,188,768
Fidelity High Income Fund	--	66,010,624	5,946,227	2,163,072	213,197	7,627,285	67,904,879
Fidelity Inflation-Protected Bond Index Fund	279,161,775	46,301,746	96,056,854	3,224,799	3,333,816	22,127,405	254,867,888
Fidelity International Capital Appreciation Fund	24,027,130	45,592,964	6,195,587	1,029,043	37,342	17,491,047	80,952,896
Fidelity International Discovery Fund	31,736,858	41,458,867	6,639,023	2,929,241	(36,739)	15,355,126	81,875,089
Fidelity International Enhanced Index Fund	72,171,890	10,653,780	16,319,260	1,099,399	(3,351,307)	4,890,747	68,045,850
Fidelity International Small Cap Fund	41,101,797	5,819,350	8,250,231	335,793	(876,289)	3,013,221	40,807,848
Fidelity International Small Cap Opportunities Fund	40,064,633	5,623,964	9,214,584	--	1,175,943	4,137,800	41,787,756
Fidelity International Value Fund	52,384,726	8,107,477	7,832,355	906,188	(1,733,585)	1,932,702	52,858,965
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	186,642,484	1,478,509	188,195,027	832,921	86,150	(12,116)	--
Fidelity Japan Fund	95,382,678	1,384,749	51,852,226	965,861	6,018,860	3,621,934	54,555,995
Fidelity Japan Smaller Companies Fund	81,639,797	907,583	25,491,886	907,583	(3,287,647)	4,145,935	57,913,782
Fidelity Large Cap Value Enhanced Index Fund	15,723,015	37,426,251	7,367,064	848,050	(790,804)	6,768,327	51,759,725
Fidelity Long-Term Treasury Bond Index Fund	56,544,597	86,955,940	68,648,815	2,492,144	17,036,420	(9,354,386)	82,533,756
Fidelity Low-Priced Stock Fund	75,831,642	79,793,049	20,210,224	11,083,727	(3,304,252)	8,801,288	140,911,503
Fidelity Mega Cap Stock Fund	126,409,531	180,619	104,432,855	--	(31,524,882)	9,367,587	--
Fidelity New Markets Income Fund	53,559,909	2,357,775	6,418,907	2,080,952	(587,817)	472,087	49,383,047
Fidelity Overseas Fund	327,764,704	53,466,277	60,834,942	1,896,195	(75,788)	39,947,989	360,268,240
Fidelity Pacific Basin Fund	21,042,974	12,385,295	3,305,072	1,622,209	(54,715)	7,911,529	37,980,011
Fidelity Real Estate Investment Portfolio	55,585,013	501,634	36,068,628	408,970	(10,111,921)	(2,320,932)	7,585,166
Fidelity Stock Selector All Cap Fund	1,682,211,189	144,160,924	328,490,829	90,851,619	20,291,411	269,404,454	1,787,577,149
Fidelity U.S. Bond Index Fund	1,829,513,098	319,789,962	429,554,369	53,727,874	12,923,037	66,829,267	1,799,500,995
Fidelity U.S. Low Volatility Equity Fund	--	102,549,906	11,151,632	649,349	638,901	13,330,650	105,367,825
Fidelity Value Discovery Fund	39,745,529	23,576,981	8,737,704	577,184	(379,360)	5,053,090	59,258,536
	$5,653,702,936	$1,202,682,665	$1,683,562,495	$197,267,862	$31,399,630	$559,024,995	$5,763,247,731

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,509,057,166	$3,509,057,166	$--	$--
Fixed-Income Funds	2,254,190,565	2,254,190,565	--	--
Money Market Funds	68,298,426	68,298,426	--	--
Other Short-Term Investments and Net Other Assets	17,397,602	--	17,397,602	--
Total Investments in Securities:	$5,848,943,759	$5,831,546,157	$17,397,602	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,854,309)	$(6,854,309)	$--	$--
Total Liabilities	$(6,854,309)	$(6,854,309)	$--	$--
Total Derivative Instruments:	$(6,854,309)	$(6,854,309)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,854,309)
Total Equity Risk	0	(6,854,309)
Total Value of Derivatives	$0	$(6,854,309)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,397,396)	$17,397,602
Fidelity Central Funds (cost $68,297,599)	68,298,426
Other affiliated issuers (cost $4,840,217,468)	5,763,247,731
Total Investment in Securities (cost $4,925,912,463)		$5,848,943,759
Receivable for investments sold		797,709
Receivable for fund shares sold		12,942
Distributions receivable from Fidelity Central Funds		2,429
Total assets		5,849,756,839
Liabilities
Payable for investments purchased	$17,841
Payable for fund shares redeemed	840,127
Accrued management fee	963,322
Distribution and service plan fees payable	14,157
Payable for daily variation margin on futures contracts	1,913,880
Total liabilities		3,749,327
Net Assets		$5,846,007,512
Net Assets consist of:
Paid in capital		$4,826,968,331
Total accumulated earnings (loss)		1,019,039,181
Net Assets		$5,846,007,512
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($64,141 ÷ 4,728 shares)		$13.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($114,211,075 ÷ 8,453,648 shares)		$13.51
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,731,732,296 ÷ 422,574,501 shares)		$13.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$38,481
Affiliated issuers		71,790,437
Interest		40,980
Income from Fidelity Central Funds		408,964
Total income		72,278,862
Expenses
Management fee	$13,708,206
Distribution and service plan fees	264,698
Independent trustees' fees and expenses	17,864
Total expenses before reductions	13,990,768
Expense reductions	(2,851,152)
Total expenses after reductions		11,139,616
Net investment income (loss)		61,139,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,445,163
Fidelity Central Funds	(5,598)
Other affiliated issuers	31,399,630
Foreign currency transactions	9,152
Futures contracts	(51,176,696)
Capital gain distributions from underlying funds:
Affiliated issuers	125,477,425
Total net realized gain (loss)		107,149,076
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(803)
Affiliated issuers	559,024,995
Assets and liabilities in foreign currencies	(400)
Futures contracts	(5,290,864)
Total change in net unrealized appreciation (depreciation)		553,732,928
Net gain (loss)		660,882,004
Net increase (decrease) in net assets resulting from operations		$722,021,250

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,139,246	$96,631,919
Net realized gain (loss)	107,149,076	110,836,085
Change in net unrealized appreciation (depreciation)	553,732,928	739,786,183
Net increase (decrease) in net assets resulting from operations	722,021,250	947,254,187
Distributions to shareholders	(181,171,815)	(640,240,283)
Share transactions - net increase (decrease)	(428,725,848)	(199,067,212)
Total increase (decrease) in net assets	112,123,587	107,946,692
Net Assets
Beginning of period	5,733,883,925	5,625,937,233
End of period	$5,846,007,512	$5,733,883,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.68	$13.53	$12.03	$11.85
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19	.16	.15
Net realized and unrealized gain (loss)	1.55	1.76	(.86)	1.58	.35
Total from investment operations	1.69	1.96	(.67)	1.74	.50
Distributions from net investment income	(.14)	(.20)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.40)	(1.36)B	(1.18)	(.24)B	(.32)B
Net asset value, end of period	$13.57	$12.28	$11.68	$13.53	$12.03
Total ReturnC,D	14.06%	17.89%	(5.28)%	14.45%	4.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.12%	1.68%	1.52%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$58	$55	$64	$62
Portfolio turnover rateG	24%H	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.64	$13.48	$11.99	$11.82
Income from Investment Operations
Net investment income (loss)A	.12	.18	.17	.14	.13
Net realized and unrealized gain (loss)	1.55	1.75	(.85)	1.57	.34
Total from investment operations	1.67	1.93	(.68)	1.71	.47
Distributions from net investment income	(.13)	(.19)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.39)	(1.34)	(1.16)	(.22)B	(.30)B
Net asset value, end of period	$13.51	$12.23	$11.64	$13.48	$11.99
Total ReturnC,D	13.89%	17.69%	(5.38)%	14.24%	4.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.97%	1.53%	1.37%	1.06%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$114,211	$103,031	$90,234	$100,867	$90,983
Portfolio turnover rateG	24%H	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.68	$13.52	$12.02	$11.85
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19	.16	.15
Net realized and unrealized gain (loss)	1.54	1.76	(.85)	1.58	.34
Total from investment operations	1.68	1.96	(.66)	1.74	.49
Distributions from net investment income	(.14)	(.20)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.40)	(1.36)B	(1.18)	(.24)B	(.32)B
Net asset value, end of period	$13.56	$12.28	$11.68	$13.52	$12.02
Total ReturnC,D	13.98%	17.89%	(5.20)%	14.46%	4.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.12%	1.68%	1.52%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,731,732	$5,630,795	$5,535,648	$6,623,127	$6,179,579
Portfolio turnover rateG	24%H	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	35.0
Fidelity U.S. Bond Index Fund	23.9
Fidelity Overseas Fund	7.1
Fidelity Inflation-Protected Bond Index Fund	4.0
Fidelity Low-Priced Stock Fund	2.8
Fidelity Equity-Income Fund	2.5
Fidelity U.S. Low Volatility Equity Fund	2.1
Fidelity Emerging Markets Fund	1.9
Fidelity International Discovery Fund	1.6
Fidelity International Capital Appreciation Fund	1.6
82.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	48.3%
International Equity Funds	20.2%
Bond Funds	31.1%
Short-Term Funds	0.1%
Short-Term Investments	0.3%

 * Futures - (3.2)%

VIP FundsManager® 60% Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 68.5%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,258,567	$10,081,125
Fidelity Contrafund (a)	4,536,241	76,027,408
Fidelity Emerging Asia Fund (a)	383,928	26,226,121
Fidelity Emerging Markets Discovery Fund (a)	1,691,720	28,454,735
Fidelity Emerging Markets Fund (a)	2,684,490	122,627,500
Fidelity Equity-Income Fund (a)	2,691,463	167,812,748
Fidelity Europe Fund (a)	1,110,914	47,069,446
Fidelity Global Commodity Stock Fund (a)	6,847,703	91,348,355
Fidelity Gold Portfolio (a)	1,590,153	46,941,330
Fidelity International Capital Appreciation Fund (a)	3,786,606	104,851,108
Fidelity International Discovery Fund (a)	1,991,266	105,716,309
Fidelity International Enhanced Index Fund (a)	8,612,418	88,449,535
Fidelity International Small Cap Fund (a)	1,733,474	53,096,313
Fidelity International Small Cap Opportunities Fund (a)	2,190,470	53,973,174
Fidelity International Value Fund (a)	8,099,108	68,599,445
Fidelity Japan Fund (a)	3,346,552	67,131,829
Fidelity Japan Smaller Companies Fund (a)	3,219,746	57,214,885
Fidelity Large Cap Value Enhanced Index Fund (a)	4,945,301	69,580,383
Fidelity Low-Priced Stock Fund (a)	3,804,459	185,010,822
Fidelity Overseas Fund (a)	7,863,352	467,397,648
Fidelity Pacific Basin Fund (a)	1,122,295	49,223,879
Fidelity Real Estate Investment Portfolio (a)	218,363	8,610,034
Fidelity Stock Selector All Cap Fund (a)	40,619,181	2,308,794,252
Fidelity U.S. Low Volatility Equity Fund (a)	13,091,720	140,474,160
Fidelity Value Discovery Fund (a)	2,607,487	83,882,870
TOTAL EQUITY FUNDS
(Cost $3,573,612,286)		4,528,595,414

Fixed-Income Funds - 31.1%
Fidelity High Income Fund (a)	8,557,526	74,792,775
Fidelity Inflation-Protected Bond Index Fund (a)	24,015,250	265,128,365
Fidelity Long-Term Treasury Bond Index Fund (a)	4,932,321	78,670,526
Fidelity New Markets Income Fund (a)	3,636,194	54,906,529
Fidelity U.S. Bond Index Fund (a)	126,940,159	1,580,404,985
TOTAL FIXED-INCOME FUNDS
(Cost $1,869,310,527)		2,053,903,180

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.11% (b)
(Cost $5,577,174)	5,576,059	5,577,174
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (c)
(Cost $19,336,866)	19,340,000	19,336,837
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,467,836,853)		6,607,412,605
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,283,113)
NET ASSETS - 100%		$6,604,129,492

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	469	March 2021	$49,967,260	$870,687	$870,687
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,399	March 2021	262,228,560	(4,832,829)	(4,832,829)
TOTAL FUTURES CONTRACTS					$(3,962,142)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 4.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $294,963,323.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,336,837.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,792
Total	$44,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,483,867	$--	$--	$--	$--	$(402,742)	$10,081,125
Fidelity Contrafund	101,010,860	8,664,731	51,049,338	5,972,103	7,156,249	10,244,906	76,027,408
Fidelity Emerging Asia Fund	15,426,199	3,371,375	469,358	3,216,731	57,882	7,840,023	26,226,121
Fidelity Emerging Markets Discovery Fund	24,898,042	430,069	811,826	166,721	(56,593)	3,995,043	28,454,735
Fidelity Emerging Markets Fund	107,379,783	2,785,163	14,067,527	1,680,503	(539,891)	27,069,972	122,627,500
Fidelity Equity-Income Fund	103,284,890	69,410,331	14,503,304	4,861,337	(1,074,922)	10,695,753	167,812,748
Fidelity Europe Fund	48,427,545	5,109,828	11,399,769	535,871	(1,861,151)	6,792,993	47,069,446
Fidelity Global Commodity Stock Fund	50,453,752	52,778,093	15,984,049	1,451,186	(6,086,162)	10,186,721	91,348,355
Fidelity Gold Portfolio	88,699,305	4,253,226	74,725,844	2,329,097	23,542,181	5,172,462	46,941,330
Fidelity High Income Fund	--	70,068,594	3,613,790	2,328,454	24,456	8,313,515	74,792,775
Fidelity Inflation-Protected Bond Index Fund	274,974,190	12,490,277	47,462,420	3,313,699	2,225,238	22,901,080	265,128,365
Fidelity International Capital Appreciation Fund	31,115,335	55,659,047	5,611,312	1,329,628	102,685	23,585,353	104,851,108
Fidelity International Discovery Fund	57,317,131	36,013,412	5,945,647	3,773,232	(82,776)	18,414,189	105,716,309
Fidelity International Enhanced Index Fund	91,386,612	13,321,866	18,347,609	1,426,858	(3,244,324)	5,332,990	88,449,535
Fidelity International Small Cap Fund	52,461,360	5,404,098	8,051,497	435,843	(1,282,084)	4,564,436	53,096,313
Fidelity International Small Cap Opportunities Fund	51,011,625	4,977,933	9,500,450	--	86,771	7,397,295	53,973,174
Fidelity International Value Fund	70,182,558	7,852,310	9,164,671	1,173,254	(2,193,751)	1,922,999	68,599,445
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	29,693,508	335,602	30,032,951	55,988	3,841	--	--
Fidelity Japan Fund	121,163,757	3,334,116	68,331,278	1,185,768	6,843,683	4,121,551	67,131,829
Fidelity Japan Smaller Companies Fund	93,342,123	896,629	37,100,096	896,630	(4,091,781)	4,168,010	57,214,885
Fidelity Large Cap Value Enhanced Index Fund	30,582,466	38,817,372	6,076,652	1,137,390	(509,335)	6,766,532	69,580,383
Fidelity Long-Term Treasury Bond Index Fund	58,531,253	83,270,914	71,651,308	2,447,438	17,291,510	(8,771,843)	78,670,526
Fidelity Low-Priced Stock Fund	93,713,561	100,782,372	15,999,007	14,581,933	(1,401,669)	7,915,565	185,010,822
Fidelity Mega Cap Stock Fund	154,674,420	1,088,581	128,455,875	--	(39,016,071)	11,708,945	--
Fidelity New Markets Income Fund	55,105,964	3,498,199	3,813,368	2,230,361	(124,524)	240,258	54,906,529
Fidelity Overseas Fund	435,083,581	48,841,851	69,641,042	2,453,787	(4,820,270)	57,933,528	467,397,648
Fidelity Pacific Basin Fund	27,334,913	14,054,345	2,896,769	2,097,636	70,676	10,660,714	49,223,879
Fidelity Real Estate Investment Portfolio	57,366,688	992,140	36,630,647	452,833	(11,579,102)	(1,539,045)	8,610,034
Fidelity Stock Selector All Cap Fund	2,066,454,563	206,317,852	334,237,221	114,602,825	28,673,059	341,585,999	2,308,794,252
Fidelity U.S. Bond Index Fund	1,517,341,000	151,881,465	156,720,255	47,752,794	2,856,886	65,045,889	1,580,404,985
Fidelity U.S. Low Volatility Equity Fund	--	130,335,449	7,936,961	862,378	328,666	17,747,006	140,474,160
Fidelity Value Discovery Fund	48,739,032	35,133,237	7,212,189	817,798	(399,624)	7,622,414	83,882,870
	$5,967,639,883	$1,172,170,477	$1,267,444,030	$225,570,076	$10,899,753	$699,232,511	$6,582,498,594

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$4,528,595,414	$4,528,595,414	$--	$--
Fixed-Income Funds	2,053,903,180	2,053,903,180	--	--
Money Market Funds	5,577,174	5,577,174	--	--
Other Short-Term Investments and Net Other Assets	19,336,837	--	19,336,837	--
Total Investments in Securities:	$6,607,412,605	$6,588,075,768	$19,336,837	$--
Derivative Instruments:
Assets
Futures Contracts	$870,687	$870,687	$--	$--
Total Assets	$870,687	$870,687	$--	$--
Liabilities
Futures Contracts	$(4,832,829)	$(4,832,829)	$--	$--
Total Liabilities	$(4,832,829)	$(4,832,829)	$--	$--
Total Derivative Instruments:	$(3,962,142)	$(3,962,142)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$870,687	$(4,832,829)
Total Equity Risk	870,687	(4,832,829)
Total Value of Derivatives	$870,687	$(4,832,829)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,336,866)	$19,336,837
Fidelity Central Funds (cost $5,577,174)	5,577,174
Other affiliated issuers (cost $5,442,922,813)	6,582,498,594
Total Investment in Securities (cost $5,467,836,853)		$6,607,412,605
Receivable for investments sold		904,870
Receivable for fund shares sold		247,197
Distributions receivable from Fidelity Central Funds		839
Total assets		6,608,565,511
Liabilities
Payable for investments purchased	$839
Payable for fund shares redeemed	1,144,991
Accrued management fee	1,085,142
Distribution and service plan fees payable	80,937
Payable for daily variation margin on futures contracts	2,124,110
Total liabilities		4,436,019
Net Assets		$6,604,129,492
Net Assets consist of:
Paid in capital		$5,360,573,745
Total accumulated earnings (loss)		1,243,555,747
Net Assets		$6,604,129,492
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($28,620,955 ÷ 2,521,804 shares)		$11.35
Service Class 2:
Net Asset Value, offering price and redemption price per share ($656,401,926 ÷ 58,018,935 shares)		$11.31
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,919,106,611 ÷ 521,545,126 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$48,615
Affiliated issuers		74,288,583
Interest		49,257
Income from Fidelity Central Funds		44,792
Total income		74,431,247
Expenses
Management fee	$14,770,582
Distribution and service plan fees	1,489,534
Independent trustees' fees and expenses	19,055
Interest	682
Total expenses before reductions	16,279,853
Expense reductions	(3,564,565)
Total expenses after reductions		12,715,288
Net investment income (loss)		61,715,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,750,988
Fidelity Central Funds	(3,793)
Other affiliated issuers	10,899,753
Foreign currency transactions	10,984
Futures contracts	(53,533,823)
Capital gain distributions from underlying funds:
Affiliated issuers	151,281,493
Total net realized gain (loss)		110,405,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(929)
Affiliated issuers	699,232,511
Assets and liabilities in foreign currencies	(537)
Futures contracts	(2,245,857)
Total change in net unrealized appreciation (depreciation)		696,985,188
Net gain (loss)		807,390,790
Net increase (decrease) in net assets resulting from operations		$869,106,749

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,715,959	$89,734,019
Net realized gain (loss)	110,405,602	134,683,705
Change in net unrealized appreciation (depreciation)	696,985,188	817,976,835
Net increase (decrease) in net assets resulting from operations	869,106,749	1,042,394,559
Distributions to shareholders	(206,697,507)	(972,784,748)
Share transactions - net increase (decrease)	(37,703,902)	599,160,748
Total increase (decrease) in net assets	624,705,340	668,770,559
Net Assets
Beginning of period	5,979,424,152	5,310,653,593
End of period	$6,604,129,492	$5,979,424,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.22	$12.50	$11.03	$11.06
Income from Investment Operations
Net investment income (loss)A	.11	.16	.16	.13	.13
Net realized and unrealized gain (loss)	1.40	1.71	(.87)	1.73	.36
Total from investment operations	1.51	1.87	(.71)	1.86	.49
Distributions from net investment income	(.11)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.36)	(1.89)	(1.57)B	(.39)B	(.52)
Net asset value, end of period	$11.35	$10.20	$10.22	$12.50	$11.03
Total ReturnC,D	15.12%	20.49%	(6.44)%	16.99%	4.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.06%	1.61%	1.40%	1.11%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$28,621	$9,951	$50	$61	$59
Portfolio turnover rateG	22%H	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.20	$12.47	$11.01	$11.04
Income from Investment Operations
Net investment income (loss)A	.09	.14	.14	.11	.11
Net realized and unrealized gain (loss)	1.39	1.71	(.86)	1.72	.36
Total from investment operations	1.48	1.85	(.72)	1.83	.47
Distributions from net investment income	(.09)	(.14)	(.13)	(.12)	(.12)
Distributions from net realized gain	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.34)	(1.88)	(1.55)	(.37)	(.50)
Net asset value, end of period	$11.31	$10.17	$10.20	$12.47	$11.01
Total ReturnB,C	14.92%	20.25%	(6.51)%	16.76%	4.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.91%	1.46%	1.25%	.96%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$656,402	$594,140	$533,024	$585,346	$507,162
Portfolio turnover rateF	22%G	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.22	$12.50	$11.03	$11.06
Income from Investment Operations
Net investment income (loss)A	.11	.16	.16	.13	.13
Net realized and unrealized gain (loss)	1.40	1.71	(.87)	1.73	.36
Total from investment operations	1.51	1.87	(.71)	1.86	.49
Distributions from net investment income	(.11)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.36)	(1.89)	(1.57)B	(.39)B	(.52)
Net asset value, end of period	$11.35	$10.20	$10.22	$12.50	$11.03
Total ReturnC,D	15.12%	20.49%	(6.44)%	16.99%	4.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.06%	1.61%	1.40%	1.11%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,919,107	$5,375,333	$4,777,580	$5,745,537	$5,874,515
Portfolio turnover rateG	22%H	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	40.0
Fidelity U.S. Bond Index Fund	13.8
Fidelity Overseas Fund	8.3
Fidelity Inflation-Protected Bond Index Fund	3.4
Fidelity Low-Priced Stock Fund	3.3
Fidelity Equity-Income Fund	2.9
Fidelity U.S. Low Volatility Equity Fund	2.4
Fidelity International Discovery Fund	1.9
Fidelity International Capital Appreciation Fund	1.9
Fidelity Contrafund	1.6
79.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	55.6%
International Equity Funds	23.0%
Bond Funds	20.2%
Short-Term Funds	0.9%
Short-Term Investments	0.3%

 * Futures - (3.5)%

VIP FundsManager® 70% Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 78.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	346,021	$2,771,627
Fidelity Contrafund (a)	1,762,997	29,547,831
Fidelity Emerging Asia Fund (a)	101,587	6,939,423
Fidelity Emerging Markets Discovery Fund (a)	420,881	7,079,226
Fidelity Emerging Markets Fund (a)	550,095	25,128,337
Fidelity Equity-Income Fund (a)	841,258	52,452,406
Fidelity Europe Fund (a)	363,599	15,405,687
Fidelity Global Commodity Stock Fund (a)	1,806,463	24,098,218
Fidelity Gold Portfolio (a)	573,123	16,918,576
Fidelity International Capital Appreciation Fund (a)	1,240,021	34,336,173
Fidelity International Discovery Fund (a)	649,504	34,482,157
Fidelity International Enhanced Index Fund (a)	2,809,145	28,849,917
Fidelity International Small Cap Fund (a)	566,871	17,363,245
Fidelity International Small Cap Opportunities Fund (a)	715,829	17,638,017
Fidelity International Value Fund (a)	2,651,632	22,459,327
Fidelity Japan Fund (a)	1,236,643	24,807,052
Fidelity Japan Smaller Companies Fund (a)	1,002,343	17,811,632
Fidelity Large Cap Value Enhanced Index Fund (a)	2,088,201	29,380,991
Fidelity Low-Priced Stock Fund (a)	1,240,010	60,301,675
Fidelity Overseas Fund (a)	2,571,205	152,832,428
Fidelity Pacific Basin Fund (a)	367,301	16,109,840
Fidelity Real Estate Investment Portfolio (a)	59,599	2,349,980
Fidelity Stock Selector All Cap Fund (a)	12,927,913	734,822,564
Fidelity U.S. Low Volatility Equity Fund (a)	4,029,408	43,235,549
Fidelity Value Discovery Fund (a)	808,576	26,011,877
TOTAL EQUITY FUNDS
(Cost $1,147,419,557)		1,443,133,755

Fixed-Income Funds - 20.2%
Fidelity High Income Fund (a)	2,313,517	20,220,136
Fidelity Inflation-Protected Bond Index Fund (a)	5,630,923	62,165,391
Fidelity Long-Term Treasury Bond Index Fund (a)	1,283,850	20,477,412
Fidelity New Markets Income Fund (a)	990,023	14,949,343
Fidelity U.S. Bond Index Fund (a)	20,326,646	253,066,745
TOTAL FIXED-INCOME FUNDS
(Cost $335,704,679)		370,879,027

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.11% (b)
(Cost $16,877,015)	16,873,640	16,877,015
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/11/21 to 4/1/21 (c)
(Cost $5,589,222)	5,590,000	5,589,278
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,505,590,473)		1,836,479,075
NET OTHER ASSETS (LIABILITIES) - 0.0%		(870,049)
NET ASSETS - 100%		$1,835,609,026

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	120	March 2021	$12,784,800	$222,755	$222,755
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	416	March 2021	77,975,040	(1,814,688)	(1,814,688)
TOTAL FUTURES CONTRACTS					$(1,591,933)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 4.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $86,153,309.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,589,278.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,629
Total	$37,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,882,353	$--	$--	$--	$--	$(110,726)	$2,771,627
Fidelity Contrafund	31,563,908	3,304,880	10,951,398	2,300,963	1,034,806	4,595,635	29,547,831
Fidelity Emerging Asia Fund	5,056,221	934,737	1,047,903	852,739	(13,296)	2,009,664	6,939,423
Fidelity Emerging Markets Discovery Fund	8,204,814	184,720	1,814,680	41,611	(531,462)	1,035,834	7,079,226
Fidelity Emerging Markets Fund	27,130,006	935,149	7,534,029	345,722	59,092	4,538,119	25,128,337
Fidelity Equity-Income Fund	32,259,723	21,733,199	4,418,680	1,509,504	(318,675)	3,196,839	52,452,406
Fidelity Europe Fund	15,326,274	1,834,978	3,383,102	176,041	(580,400)	2,207,937	15,405,687
Fidelity Global Commodity Stock Fund	13,950,313	14,168,628	4,853,080	384,378	(1,849,695)	2,682,052	24,098,218
Fidelity Gold Portfolio	24,555,059	1,821,390	16,571,840	786,340	4,848,926	2,265,041	16,918,576
Fidelity High Income Fund	--	19,267,090	1,302,442	628,692	15,603	2,239,885	20,220,136
Fidelity Inflation-Protected Bond Index Fund	73,633,252	6,027,895	24,192,575	796,202	1,439,420	5,257,399	62,165,391
Fidelity International Capital Appreciation Fund	9,860,978	18,724,163	1,968,701	437,008	(22,917)	7,742,650	34,336,173
Fidelity International Discovery Fund	24,293,262	7,279,443	2,203,295	1,235,224	(41,927)	5,154,674	34,482,157
Fidelity International Enhanced Index Fund	28,283,699	8,327,402	7,891,937	462,575	(1,570,010)	1,700,763	28,849,917
Fidelity International Small Cap Fund	16,809,087	1,954,619	2,467,364	143,045	(435,444)	1,502,347	17,363,245
Fidelity International Small Cap Opportunities Fund	16,365,812	1,804,926	2,936,952	--	(189,667)	2,593,898	17,638,017
Fidelity International Value Fund	22,132,884	2,812,527	2,512,217	385,452	(514,861)	540,994	22,459,327
Fidelity Japan Fund	36,357,727	1,550,678	16,887,900	439,656	1,141,589	2,644,958	24,807,052
Fidelity Japan Smaller Companies Fund	26,262,226	279,131	8,709,002	279,131	(1,537,016)	1,516,293	17,811,632
Fidelity Large Cap Value Enhanced Index Fund	12,550,326	16,626,796	2,293,623	476,729	(224,172)	2,721,664	29,380,991
Fidelity Long-Term Treasury Bond Index Fund	16,174,948	21,911,899	19,962,802	651,489	4,375,655	(2,022,288)	20,477,412
Fidelity Low-Priced Stock Fund	29,486,047	33,527,160	4,872,435	4,754,496	(583,525)	2,744,428	60,301,675
Fidelity Mega Cap Stock Fund	48,368,365	492,128	40,041,500	--	(12,368,483)	3,549,490	--
Fidelity New Markets Income Fund	15,115,710	1,176,122	1,323,164	608,586	(51,100)	31,775	14,949,343
Fidelity Overseas Fund	143,675,789	17,563,578	24,912,234	805,440	(2,069,378)	18,574,673	152,832,428
Fidelity Pacific Basin Fund	8,654,152	5,022,328	1,055,878	688,916	(13,766)	3,503,004	16,109,840
Fidelity Real Estate Investment Portfolio	15,806,856	379,105	10,127,528	122,589	(3,317,116)	(391,337)	2,349,980
Fidelity Stock Selector All Cap Fund	671,994,691	67,778,670	118,826,189	37,142,365	4,187,318	109,688,074	734,822,564
Fidelity U.S. Bond Index Fund	256,661,866	25,546,923	40,761,303	7,951,198	922,097	10,697,162	253,066,745
Fidelity U.S. Low Volatility Equity Fund	--	40,206,903	2,506,276	263,902	97,572	5,437,350	43,235,549
Fidelity Value Discovery Fund	15,353,100	10,692,681	2,186,238	253,875	(173,778)	2,326,112	26,011,877
	$1,648,769,448	$353,869,848	$390,516,267	$64,923,868	$(8,284,610)	$210,174,363	$1,814,012,782

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,443,133,755	$1,443,133,755	$--	$--
Fixed-Income Funds	370,879,027	370,879,027	--	--
Money Market Funds	16,877,015	16,877,015	--	--
Other Short-Term Investments and Net Other Assets	5,589,278	--	5,589,278	--
Total Investments in Securities:	$1,836,479,075	$1,830,889,797	$5,589,278	$--
Derivative Instruments:
Assets
Futures Contracts	$222,755	$222,755	$--	$--
Total Assets	$222,755	$222,755	$--	$--
Liabilities
Futures Contracts	$(1,814,688)	$(1,814,688)	$--	$--
Total Liabilities	$(1,814,688)	$(1,814,688)	$--	$--
Total Derivative Instruments:	$(1,591,933)	$(1,591,933)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$222,755	$(1,814,688)
Total Equity Risk	222,755	(1,814,688)
Total Value of Derivatives	$222,755	$(1,814,688)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,589,222)	$5,589,278
Fidelity Central Funds (cost $16,877,015)	16,877,015
Other affiliated issuers (cost $1,483,124,236)	1,814,012,782
Total Investment in Securities (cost $1,505,590,473)		$1,836,479,075
Receivable for investments sold		104,148
Receivable for fund shares sold		1,415,744
Distributions receivable from Fidelity Central Funds		224
Total assets		1,837,999,191
Liabilities
Payable for investments purchased	$1,306,587
Payable for fund shares redeemed	160,003
Accrued management fee	300,532
Distribution and service plan fees payable	8,163
Payable for daily variation margin on futures contracts	614,880
Total liabilities		2,390,165
Net Assets		$1,835,609,026
Net Assets consist of:
Paid in capital		$1,480,239,140
Total accumulated earnings (loss)		355,369,886
Net Assets		$1,835,609,026
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($74,885 ÷ 5,386 shares)		$13.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($66,432,597 ÷ 4,802,194 shares)		$13.83
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,769,101,544 ÷ 127,284,367 shares)		$13.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$14,738
Affiliated issuers		18,623,072
Interest		13,832
Income from Fidelity Central Funds		37,629
Total income		18,689,271
Expenses
Management fee	$4,056,009
Distribution and service plan fees	143,543
Independent trustees' fees and expenses	5,233
Total expenses before reductions	4,204,785
Expense reductions	(869,705)
Total expenses after reductions		3,335,080
Net investment income (loss)		15,354,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	533,883
Fidelity Central Funds	(1,012)
Other affiliated issuers	(8,284,610)
Foreign currency transactions	3,289
Futures contracts	(14,121,789)
Capital gain distributions from underlying funds:
Affiliated issuers	46,300,796
Total net realized gain (loss)		24,430,557
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(180)
Affiliated issuers	210,174,363
Assets and liabilities in foreign currencies	(165)
Futures contracts	(1,085,091)
Total change in net unrealized appreciation (depreciation)		209,088,927
Net gain (loss)		233,519,484
Net increase (decrease) in net assets resulting from operations		$248,873,675

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,354,191	$22,534,371
Net realized gain (loss)	24,430,557	39,151,527
Change in net unrealized appreciation (depreciation)	209,088,927	248,115,522
Net increase (decrease) in net assets resulting from operations	248,873,675	309,801,420
Distributions to shareholders	(55,277,556)	(209,986,205)
Share transactions - net increase (decrease)	(21,002,271)	181,654,878
Total increase (decrease) in net assets	172,593,848	281,470,093
Net Assets
Beginning of period	1,663,015,178	1,381,545,085
End of period	$1,835,609,026	$1,663,015,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.71	$14.04	$11.97	$12.05
Income from Investment Operations
Net investment income (loss)A	.12	.17	.17	.13	.13
Net realized and unrealized gain (loss)	1.82	2.26	(1.13)	2.16	.41
Total from investment operations	1.94	2.43	(.96)	2.29	.54
Distributions from net investment income	(.12)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.41)B	(1.77)	(1.37)	(.22)B	(.62)
Net asset value, end of period	$13.90	$12.37	$11.71	$14.04	$11.97
Total ReturnC,D	16.10%	22.65%	(7.50)%	19.11%	5.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.95%	1.47%	1.27%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$75	$67	$63	$76	$71
Portfolio turnover rateG	24%H	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.67	$13.99	$11.93	$12.02
Income from Investment Operations
Net investment income (loss)A	.10	.15	.15	.11	.11
Net realized and unrealized gain (loss)	1.82	2.25	(1.12)	2.15	.41
Total from investment operations	1.92	2.40	(.97)	2.26	.52
Distributions from net investment income	(.10)	(.15)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.40)	(1.76)	(1.35)	(.20)B	(.61)
Net asset value, end of period	$13.83	$12.31	$11.67	$13.99	$11.93
Total ReturnC,D	15.94%	22.39%	(7.60)%	18.94%	4.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.80%	1.32%	1.13%	.86%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$66,433	$57,129	$46,406	$48,977	$38,443
Portfolio turnover rateG	24%H	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.71	$14.04	$11.96	$12.05
Income from Investment Operations
Net investment income (loss)A	.12	.17	.17	.13	.13
Net realized and unrealized gain (loss)	1.82	2.26	(1.13)	2.17	.40
Total from investment operations	1.94	2.43	(.96)	2.30	.53
Distributions from net investment income	(.12)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.41)B	(1.77)	(1.37)	(.22)B	(.62)
Net asset value, end of period	$13.90	$12.37	$11.71	$14.04	$11.96
Total ReturnC,D	16.10%	22.66%	(7.49)%	19.21%	4.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.95%	1.47%	1.28%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,769,102	$1,605,820	$1,335,076	$1,426,071	$1,138,172
Portfolio turnover rateG	24%H	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	46.8
Fidelity Overseas Fund	9.2
Fidelity U.S. Bond Index Fund	4.2
Fidelity Low-Priced Stock Fund	3.8
Fidelity Equity-Income Fund	3.2
Fidelity U.S. Low Volatility Equity Fund	2.6
Fidelity International Capital Appreciation Fund	2.2
Fidelity International Discovery Fund	2.2
Fidelity Large Cap Value Enhanced Index Fund	2.0
Fidelity Value Discovery Fund	2.0
78.2

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	64.6%
International Equity Funds	25.3%
Bond Funds	9.3%
Short-Term Funds	0.6%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - 0.5%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 85% Portfolio

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 89.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	122,729	$983,062
Fidelity Contrafund (a)	628,324	10,530,706
Fidelity Emerging Asia Fund (a)	33,974	2,320,745
Fidelity Emerging Markets Discovery Fund (a)	73,407	1,234,708
Fidelity Emerging Markets Fund (a)	172,039	7,858,756
Fidelity Equity-Income Fund (a)	343,079	21,390,945
Fidelity Europe Fund (a)	150,926	6,394,729
Fidelity Global Commodity Stock Fund (a)	644,845	8,602,230
Fidelity Gold Portfolio (a)	254,179	7,503,351
Fidelity International Capital Appreciation Fund (a)	516,064	14,289,800
Fidelity International Discovery Fund (a)	268,819	14,271,596
Fidelity International Enhanced Index Fund (a)	1,168,508	12,000,581
Fidelity International Small Cap Fund (a)	235,481	7,212,784
Fidelity International Small Cap Opportunities Fund (a)	301,531	7,429,735
Fidelity International Value Fund (a)	1,097,762	9,298,042
Fidelity Japan Fund (a)	400,875	8,041,544
Fidelity Japan Smaller Companies Fund (a)	492,432	8,750,519
Fidelity Large Cap Value Enhanced Index Fund (a)	954,994	13,436,770
Fidelity Low-Priced Stock Fund (a)	518,632	25,221,078
Fidelity Overseas Fund (a)	1,030,366	61,244,929
Fidelity Pacific Basin Fund (a)	152,758	6,699,975
Fidelity Real Estate Investment Portfolio (a)	21,138	833,482
Fidelity Stock Selector All Cap Fund (a)	5,468,068	310,804,980
Fidelity U.S. Low Volatility Equity Fund (a)	1,608,662	17,260,939
Fidelity Value Discovery Fund (a)	414,087	13,321,192
TOTAL EQUITY FUNDS
(Cost $478,963,098)		596,937,178

Fixed-Income Funds - 9.3%
Fidelity High Income Fund (a)	790,881	6,912,296
Fidelity Inflation-Protected Bond Index Fund (a)	995,838	10,994,056
Fidelity Long-Term Treasury Bond Index Fund (a)	757,190	12,077,176
Fidelity New Markets Income Fund (a)	217,140	3,278,812
Fidelity U.S. Bond Index Fund (a)	2,261,681	28,157,930
TOTAL FIXED-INCOME FUNDS
(Cost $56,847,821)		61,420,270

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.11% (b)
(Cost $4,038,670)	4,037,863	4,038,670
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/11/21 to 4/1/21 (c)
(Cost $2,129,718)	2,130,000	2,129,742
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $541,979,307)		664,525,860
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(344,388)
NET ASSETS - 100%		$664,181,472

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	160	March 2021	$17,046,400	$296,757	$296,757
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	76	March 2021	14,245,440	(309,829)	(309,829)
TOTAL FUTURES CONTRACTS					$(13,072)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,129,742.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,333
Total	$34,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,022,335	$--	$--	$--	$--	$(39,273)	$983,062
Fidelity Contrafund	12,817,014	1,547,136	6,211,532	819,145	907,182	1,470,906	10,530,706
Fidelity Emerging Asia Fund	1,835,875	333,913	547,305	283,591	25,592	672,670	2,320,745
Fidelity Emerging Markets Discovery Fund	2,048,755	92,292	904,897	7,161	(160,411)	158,969	1,234,708
Fidelity Emerging Markets Fund	9,739,835	462,521	3,814,446	106,946	(71,796)	1,542,642	7,858,756
Fidelity Equity-Income Fund	13,133,858	9,068,858	1,984,152	619,536	(134,113)	1,306,494	21,390,945
Fidelity Europe Fund	6,470,857	977,606	1,712,304	72,246	(251,113)	909,683	6,394,729
Fidelity Global Commodity Stock Fund	3,624,269	5,672,120	1,493,009	135,494	(214,407)	1,013,257	8,602,230
Fidelity Gold Portfolio	9,121,384	2,342,948	6,430,015	339,385	1,375,251	1,093,783	7,503,351
Fidelity High Income Fund	--	6,800,822	673,290	215,581	16,950	767,814	6,912,296
Fidelity Inflation-Protected Bond Index Fund	4,364,655	21,333,518	15,900,828	139,699	422,611	774,100	10,994,056
Fidelity International Capital Appreciation Fund	4,167,722	8,003,903	1,104,500	179,816	19,284	3,203,391	14,289,800
Fidelity International Discovery Fund	12,382,452	2,217,563	2,147,774	505,472	(152,296)	1,971,651	14,271,596
Fidelity International Enhanced Index Fund	12,707,672	1,961,599	2,910,709	193,396	(456,750)	698,769	12,000,581
Fidelity International Small Cap Fund	6,676,483	1,046,867	1,022,711	58,760	(110,534)	622,679	7,212,784
Fidelity International Small Cap Opportunities Fund	6,490,555	975,783	1,105,726	--	(83,128)	1,152,251	7,429,735
Fidelity International Value Fund	9,826,822	1,471,892	1,828,368	157,825	(381,889)	209,585	9,298,042
Fidelity Japan Fund	7,352,688	3,788,837	4,959,682	140,493	397,882	1,461,819	8,041,544
Fidelity Japan Smaller Companies Fund	11,400,061	137,132	2,867,058	137,132	(545,099)	625,483	8,750,519
Fidelity Large Cap Value Enhanced Index Fund	8,037,110	5,798,999	1,200,313	219,179	(86,289)	887,263	13,436,770
Fidelity Long-Term Treasury Bond Index Fund	8,405,881	13,063,864	10,610,505	374,926	2,194,283	(976,347)	12,077,176
Fidelity Low-Priced Stock Fund	11,925,022	14,632,672	2,228,587	2,001,060	(166,487)	1,058,458	25,221,078
Fidelity Mega Cap Stock Fund	19,642,259	502,168	16,472,923	--	(5,149,045)	1,477,541	--
Fidelity New Markets Income Fund	--	5,125,273	2,726,667	162,313	319,862	560,344	3,278,812
Fidelity Overseas Fund	62,170,629	9,251,257	16,501,271	318,878	(759,130)	7,083,444	61,244,929
Fidelity Pacific Basin Fund	3,648,910	2,150,883	557,083	283,435	7,856	1,449,409	6,699,975
Fidelity Real Estate Investment Portfolio	5,230,414	223,577	3,389,104	43,295	(1,111,981)	(119,424)	833,482
Fidelity Stock Selector All Cap Fund	286,115,059	36,985,692	58,900,822	15,421,965	1,269,925	45,335,126	310,804,980
Fidelity U.S. Bond Index Fund	32,621,317	16,312,263	21,992,577	826,680	877,090	339,837	28,157,930
Fidelity U.S. Low Volatility Equity Fund	--	16,423,650	1,386,152	105,932	57,930	2,165,511	17,260,939
Fidelity Value Discovery Fund	6,198,738	6,940,325	1,146,110	131,087	(68,025)	1,396,264	13,321,192
	$579,178,631	$195,645,933	$194,730,420	$24,000,428	$(2,010,795)	$80,274,099	$658,357,448

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$596,937,178	$596,937,178	$--	$--
Fixed-Income Funds	61,420,270	61,420,270	--	--
Money Market Funds	4,038,670	4,038,670	--	--
Other Short-Term Investments and Net Other Assets	2,129,742	--	2,129,742	--
Total Investments in Securities:	$664,525,860	$662,396,118	$2,129,742	$--
Derivative Instruments:
Assets
Futures Contracts	$296,757	$296,757	$--	$--
Total Assets	$296,757	$296,757	$--	$--
Liabilities
Futures Contracts	$(309,829)	$(309,829)	$--	$--
Total Liabilities	$(309,829)	$(309,829)	$--	$--
Total Derivative Instruments:	$(13,072)	$(13,072)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$296,757	$(309,829)
Total Equity Risk	296,757	(309,829)
Total Value of Derivatives	$296,757	$(309,829)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,129,718)	$2,129,742
Fidelity Central Funds (cost $4,038,670)	4,038,670
Other affiliated issuers (cost $535,810,919)	658,357,448
Total Investment in Securities (cost $541,979,307)		$664,525,860
Receivable for investments sold		11,341
Receivable for fund shares sold		129,195
Distributions receivable from Fidelity Central Funds		312
Total assets		664,666,708
Liabilities
Payable for investments purchased	$90,449
Payable for fund shares redeemed	49,318
Accrued management fee	108,463
Distribution and service plan fees payable	5,926
Payable for daily variation margin on futures contracts	231,080
Total liabilities		485,236
Net Assets		$664,181,472
Net Assets consist of:
Paid in capital		$529,067,543
Total accumulated earnings (loss)		135,113,929
Net Assets		$664,181,472
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($47 ÷ 3.385 shares)		$13.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($48,373,336 ÷ 3,516,122.581 shares)		$13.76
Investor Class:
Net Asset Value, offering price and redemption price per share ($615,808,089 ÷ 44,432,361.346 shares)		$13.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$6,002
Affiliated issuers		5,906,732
Interest		6,941
Income from Fidelity Central Funds		34,333
Total income		5,954,008
Expenses
Management fee	$1,439,982
Distribution and service plan fees	102,657
Independent trustees' fees and expenses	1,853
Total expenses before reductions	1,544,492
Expense reductions	(329,511)
Total expenses after reductions		1,214,981
Net investment income (loss)		4,739,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	247,673
Fidelity Central Funds	906
Other affiliated issuers	(2,010,795)
Foreign currency transactions	1,252
Futures contracts	(4,015,692)
Capital gain distributions from underlying funds:
Affiliated issuers	18,093,696
Total net realized gain (loss)		12,317,040
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(116)
Fidelity Central Funds	(60)
Other affiliated issuers	80,274,099
Assets and liabilities in foreign currencies	(50)
Futures contracts	26,532
Total change in net unrealized appreciation (depreciation)		80,300,405
Net gain (loss)		92,617,445
Net increase (decrease) in net assets resulting from operations		$97,356,472

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,739,027	$7,097,030
Net realized gain (loss)	12,317,040	18,587,755
Change in net unrealized appreciation (depreciation)	80,300,405	100,139,500
Net increase (decrease) in net assets resulting from operations	97,356,472	125,824,285
Distributions to shareholders	(23,811,795)	(89,622,619)
Share transactions - net increase (decrease)	782,960	62,742,150
Total increase (decrease) in net assets	74,327,637	98,943,816
Net Assets
Beginning of period	589,853,835	490,910,019
End of period	$664,181,472	$589,853,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.65	$14.30	$11.81	$11.87
Income from Investment Operations
Net investment income (loss)A	.09	.15	.15	.11	.11
Net realized and unrealized gain (loss)	2.04	2.58	(1.29)	2.61	.48
Total from investment operations	2.13	2.73	(1.14)	2.72	.59
Distributions from net investment income	(.10)	(.14)	(.10)	(.10)	(.11)
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.50)B	(2.13)	(1.51)	(.23)	(.65)
Net asset value, end of period	$13.88	$12.25	$11.65	$14.30	$11.81
Total ReturnC,D	17.93%	26.05%	(8.90)%	23.05%	5.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.33%G	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.17%G	.20%	.20%
Expenses net of all reductions	.20%	.20%	.17%G	.20%	.20%
Net investment income (loss)	.82%	1.26%	1.11%	.81%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$–	$2	$8
Portfolio turnover rateH	37%I	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.59	$14.24	$11.76	$11.83
Income from Investment Operations
Net investment income (loss)A	.08	.13	.12	.09	.09
Net realized and unrealized gain (loss)	1.96	2.60	(1.28)	2.60	.47
Total from investment operations	2.04	2.73	(1.16)	2.69	.56
Distributions from net investment income	(.09)	(.13)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.48)	(2.12)	(1.49)B	(.21)	(.63)
Net asset value, end of period	$13.76	$12.20	$11.59	$14.24	$11.76
Total ReturnC,D	17.27%	26.14%	(9.08)%	22.90%	5.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.68%	1.16%	.93%	.66%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$48,373	$40,928	$31,555	$33,540	$24,790
Portfolio turnover rateG	37%H	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.66	$14.31	$11.81	$11.87
Income from Investment Operations
Net investment income (loss)A	.10	.15	.14	.11	.11
Net realized and unrealized gain (loss)	1.98	2.60	(1.28)	2.62	.48
Total from investment operations	2.08	2.75	(1.14)	2.73	.59
Distributions from net investment income	(.10)	(.14)	(.10)	(.10)	(.11)
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.50)B	(2.13)	(1.51)	(.23)	(.65)
Net asset value, end of period	$13.86	$12.28	$11.66	$14.31	$11.81
Total ReturnC,D	17.46%	26.21%	(8.89)%	23.13%	5.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83%	1.31%	1.08%	.81%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$615,808	$548,925	$459,354	$492,831	$407,244
Portfolio turnover rateG	37%H	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of December 31, 2020 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$845,633,305	$91,041,782	$(1,707,241)	$89,334,541
VIP FundsManager 50% Portfolio	4,937,107,303	923,913,519	(12,077,063)	911,836,456
VIP FundsManager 60% Portfolio	5,480,588,078	1,142,253,967	(15,429,440)	1,126,824,527
VIP FundsManager 70% Portfolio	1,508,369,370	332,672,883	(4,563,178)	328,109,705
VIP FundsManager 85% Portfolio	543,771,759	122,752,473	(1,998,372)	120,754,101

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$2,290,797	$878,770	$89,334,541
VIP FundsManager 50% Portfolio	27,829,363	79,373,360	911,836,456
VIP FundsManager 60% Portfolio	34,419,451	82,311,772	1,126,824,527
VIP FundsManager 70% Portfolio	10,983,278	16,276,902	328,109,705
VIP FundsManager 85% Portfolio	4,440,193	9,919,634	120,754,101

The tax character of distributions paid was as follows:

December 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$12,763,590	$2,732,614	$15,496,204
VIP FundsManager 50% Portfolio	81,253,830	99,917,985	181,171,815
VIP FundsManager 60% Portfolio	82,029,513	124,667,994	206,697,507
VIP FundsManager 70% Portfolio	20,337,323	34,940,233	55,277,556
VIP FundsManager 85% Portfolio	6,132,237	17,679,558	23,811,795

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$16,052,961	$27,852,506	$43,905,467
VIP FundsManager 50% Portfolio	103,646,449	536,593,834	640,240,283
VIP FundsManager 60% Portfolio	96,000,914	876,783,834	972,784,748
VIP FundsManager 70% Portfolio	23,875,594	186,110,611	209,986,205
VIP FundsManager 85% Portfolio	7,482,007	82,140,612	89,622,619

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for VIP FundsManager 85% Portfolio. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and certain in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	239,330,220	319,382,062
VIP FundsManager 50% Portfolio	1,290,216,972	1,774,287,622
VIP FundsManager 60% Portfolio	1,282,197,736	1,381,493,895
VIP FundsManager 70% Portfolio	387,369,234	425,223,869
VIP FundsManager 85% Portfolio	208,786,517	209,208,308

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2022.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$58	$22,037	$22,095
VIP FundsManager 50% Portfolio	58	264,640	264,698
VIP FundsManager 60% Portfolio	18,037	1,471,497	1,489,534
VIP FundsManager 70% Portfolio	65	143,478	143,543
VIP FundsManager 85% Portfolio	–	102,657	102,657

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP FundsManager 20% Portfolio	$225
VIP FundsManager 50% Portfolio	3,710
VIP FundsManager 60% Portfolio	4,676
VIP FundsManager 70% Portfolio	1,407
VIP FundsManager 85% Portfolio	586

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP FundsManager 60% Portfolio	Borrower	$4,624,929.33%		$598

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	539,307	152,506
VIP FundsManager 50% Portfolio	9,859,011	2,781,499
VIP FundsManager 60% Portfolio	12,365,001	3,470,523
VIP FundsManager 70% Portfolio	3,746,286	1,048,419
VIP FundsManager 85% Portfolio	1,493,021	418,612

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Mega Cap Stock Fund for investments and cash, as shown in the table below.

	Value of investments and cash redeemed from Fidelity Mega Cap Stock Fund	Shares of Fidelity Mega Cap Stock Fund sold	Net realized loss on redemptions of Fidelity Mega Cap Stock Fund
VIP FundsManager 20%	$5,780,254	453,353	$(1,730,419)
VIP FundsManager 50%	99,474,910	7,801,954	(30,614,314)
VIP FundsManager 60%	125,062,846	9,808,851	(38,502,131)
VIP FundsManager 70%	38,077,050	2,986,435	(11,771,557)
VIP FundsManager 85%	15,417,246	1,209,196	(4,791,232)

In addition, each Fund exchanged investments and cash for shares of Fidelity U.S. Low Volatility Equity Fund, as shown in the table below. This exchange did not recognize any gains or loss for federal income tax purposes.

	Value of investments and cash delivered to Fidelity U.S. Low Volatility Equity Fund	Shares of Fidelity U.S. Low Volatility Equity Fund received	Net realized gain on redemptions of investments
VIP FundsManager 20%	$5,912,068	630,957	$38,663
VIP FundsManager 50%	101,614,757	10,844,691	607,195
VIP FundsManager 60%	127,748,659	13,633,795	773,494
VIP FundsManager 70%	38,918,062	4,153,475	234,071
VIP FundsManager 85%	15,777,233	1,683,803	94,531

Net realized gain (loss) on the redemptions of Fidelity Mega Cap Stock Fund and the investments in connection with the exchanges into Fidelity U.S. Low Volatility Equity Fund is included in the accompanying Statements of Operations as "Realized gain (loss) on Other affiliated issuers" and "Realized gain (loss) on Unaffiliated issuers", respectively.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
VIP FundsManager 50% Portfolio	$7,260
VIP FundsManager 70% Portfolio	19,844
VIP FundsManager 85% Portfolio	4,043

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP FundsManager 60% Portfolio	$5,154.59%		$84

8. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2022. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$430,434
VIP FundsManager 50% Portfolio	$2,745,214
VIP FundsManager 60% Portfolio	$2,957,927
VIP FundsManager 70% Portfolio	$812,248
VIP FundsManager 85% Portfolio	$288,367

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$58
Service Class 2	8,815
VIP FundsManager 50% Portfolio
Service Class	58
Service Class 2	105,856
VIP FundsManager 60% Portfolio
Service Class	18,037
Service Class 2	588,599
VIP FundsManager 70% Portfolio
Service Class	65
Service Class 2	57,391
VIP FundsManager 85% Portfolio
Service Class 2	41,063

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$50
VIP FundsManager 50% Portfolio	24
VIP FundsManager 60% Portfolio	2
VIP FundsManager 70% Portfolio	1
VIP FundsManager 85% Portfolio	81

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$1,039	$3,296
Service Class 2	146,006	488,943
Investor Class	15,349,159	43,413,228
Total	$15,496,204	$43,905,467
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$1,903	$6,403
Service Class 2	3,243,607	10,344,271
Investor Class	177,926,305	629,889,609
Total	$181,171,815	$640,240,283
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$516,871	$127,381
Service Class 2	19,836,963	96,838,260
Investor Class	186,343,673	875,819,107
Total	$206,697,507	$972,784,748
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$2,227	$9,527
Service Class 2	1,850,914	7,049,223
Investor Class	53,424,415	202,927,455
Total	$55,277,556	$209,986,205
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$1	$32
Service Class 2	1,622,496	5,887,188
Investor Class	22,189,298	83,735,399
Total	$23,811,795	$89,622,619

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
VIP FundsManager 20% Portfolio
Service Class
Shares sold	474	488	$5,396	$5,362
Reinvestment of distributions	2	8	27	85
Shares redeemed	(490)	(475)	(5,557)	(5,200)
Net increase (decrease)	(14)	21	$(134)	$247
Service Class 2
Shares sold	169,733	135,277	$1,946,113	$1,471,009
Reinvestment of distributions	12,572	45,557	146,006	488,943
Shares redeemed	(201,004)	(148,943)	(2,234,508)	(1,635,546)
Net increase (decrease)	(18,699)	31,891	$(142,389)	$324,406
Investor Class
Shares sold	10,143,883	7,333,333	$115,312,638	$80,852,963
Reinvestment of distributions	1,314,979	4,030,427	15,349,159	43,413,228
Shares redeemed	(6,267,515)	(5,729,496)	(70,093,473)	(62,457,985)
Net increase (decrease)	5,191,347	5,634,264	$60,568,324	$61,808,206
VIP FundsManager 50% Portfolio
Service Class
Shares sold	47	46	$563	$522
Reinvestment of distributions	2	6	20	65
Shares redeemed	(47)	(54)	(573)	(638)
Net increase (decrease)	2	(2)	$10	$(51)
Service Class 2
Shares sold	1,508,761	1,236,912	$17,633,236	$14,480,294
Reinvestment of distributions	259,431	916,624	3,243,607	10,344,271
Shares redeemed	(1,735,783)	(1,485,227)	(21,127,010)	(17,356,006)
Net increase (decrease)	32,409	668,309	$(250,167)	$7,468,559
Investor Class
Shares sold	7,191,277	7,577,197	$88,503,594	$89,133,018
Reinvestment of distributions	14,149,900	55,620,389	177,926,305	629,889,609
Shares redeemed	(57,322,537)	(78,756,218)	(694,905,590)	(925,558,347)
Net increase (decrease)	(35,981,360)	(15,558,632)	$(428,475,691)	$(206,535,720)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,889,668	1,033,935	$18,961,228	$10,068,520
Reinvestment of distributions	48,603	11,629	515,170	118,361
Shares redeemed	(392,236)	(74,673)	(4,010,397)	(730,225)
Net increase (decrease)	1,546,035	970,891	$15,466,001	$9,456,656
Service Class 2
Shares sold	4,513,255	3,065,647	$44,802,467	$30,085,658
Reinvestment of distributions	1,925,302	10,514,925	19,836,963	96,838,260
Shares redeemed	(6,850,794)	(7,415,863)	(67,756,483)	(72,428,400)
Net increase (decrease)	(412,237)	6,164,709	$(3,117,053)	$54,495,518
Investor Class
Shares sold	25,372,444	30,000,069	$250,252,163	$290,830,504
Reinvestment of distributions	17,950,984	94,708,477	186,343,673	875,819,107
Shares redeemed	(48,912,797)	(64,915,761)	(486,648,686)	(631,441,037)
Net increase (decrease)	(5,589,369)	59,792,785	$(50,052,850)	$535,208,574
VIP FundsManager 70% Portfolio
Service Class
Shares sold	157	165	$1,914	$1,914
Reinvestment of distributions	1	5	16	58
Shares redeemed	(160)	(164)	(1,913)	(1,910)
Net increase (decrease)	(2)	6	$17	$62
Service Class 2
Shares sold	418,359	474,575	$5,024,944	$5,507,534
Reinvestment of distributions	148,835	637,547	1,850,914	7,049,223
Shares redeemed	(404,562)	(450,771)	(4,787,224)	(5,257,009)
Net increase (decrease)	162,632	661,351	$2,088,634	$7,299,748
Investor Class
Shares sold	4,984,655	5,815,873	$61,889,548	$67,612,769
Reinvestment of distributions	4,262,285	18,253,747	53,424,415	202,927,455
Shares redeemed	(11,809,398)	(8,247,223)	(138,404,885)	(96,185,156)
Net increase (decrease)	(2,562,458)	15,822,397	$(23,090,922)	$174,355,068
VIP FundsManager 85% Portfolio
Service Class
Shares sold	9	31	$112	$348
Reinvestment of distributions	–	3	1	32
Shares redeemed	(9)	(55)	(105)	(613)
Net increase (decrease)	–	(21)	$8	$(233)
Service Class 2
Shares sold	371,641	386,898	$4,339,963	$4,407,152
Reinvestment of distributions	134,213	547,479	1,622,496	5,887,188
Shares redeemed	(344,935)	(301,364)	(4,070,631)	(3,379,880)
Net increase (decrease)	160,919	633,013	$1,891,828	$6,914,460
Investor Class
Shares sold	3,041,695	2,367,616	$35,232,328	$27,253,129
Reinvestment of distributions	1,815,313	7,724,153	22,189,298	83,735,399
Shares redeemed	(5,117,966)	(4,808,338)	(58,530,502)	(55,160,605)
Net increase (decrease)	(260,958)	5,283,431	$(1,108,876)	$55,827,923

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Global Commodity Stock Fund	15%	20%	–%
Fidelity Japan Smaller Companies Fund	10%	10%	–%
Fidelity International Value Fund	–%	13%	–%
Fidelity Stock Selector All Cap Fund	17%	21%	–%
Fidelity Commodity Strategy Fund	39%	40%	11%
Fidelity U.S. Low Volatility Equity Fund	32%	43%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	44%
Fidelity Japan Smaller Companies Fund	26%
Fidelity International Value Fund	29%
Fidelity Stock Selector All Cap Fund	49%
Fidelity U.S. Low Volatility Equity Fund	95%
Fidelity Commodity Strategy Fund	100%
Fidelity Emerging Markets Discovery Fund	22%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–%
VIP FundsManager 50% Portfolio	33%	1	61%
VIP FundsManager 60% Portfolio	34%	2	44%
VIP FundsManager 70% Portfolio	96%	–	–%
VIP FundsManager 85% Portfolio	93%	–	–%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio (five of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,057.50	$1.03
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,057.10	$1.81
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,057.50	$1.03
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,132.00	$1.07
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,131.20	$1.87
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,131.20	$1.07
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,155.50	$1.08
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,154.60	$1.90
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,155.50	$1.08
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,178.10	$1.10
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,176.70	$1.92
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,178.10	$1.10
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,211.70	$1.11
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,212.50	$1.95
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,213.20	$1.11
Hypothetical-C		$1,000.00	$1,024.13	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP FundsManager 20%
Service Class	02/05/21	02/05/21	$0.018	$0.024
Service Class 2	02/05/21	02/05/21	$0.018	$0.024
Investor Class	02/05/21	02/05/21	$0.018	$0.024
VIP FundsManager 50%
Service Class	02/05/21	02/05/21	$0.038	$0.216
Service Class 2	02/05/21	02/05/21	$0.037	$0.216
Investor Class	02/05/21	02/05/21	$0.038	$0.216
VIP FundsManager 60%
Service Class	02/05/21	02/05/21	$0.034	$0.170
Service Class 2	02/05/21	02/05/21	$0.033	$0.170
Investor Class	02/05/21	02/05/21	$0.034	$0.170
VIP FundsManager 70%
Service Class	02/05/21	02/05/21	$0.047	$0.162
Service Class 2	02/05/21	02/05/21	$0.047	$0.162
Investor Class	02/05/21	02/05/21	$0.047	$0.162
VIP FundsManager 85%
Service Class	02/05/21	02/05/21	$0.052	$0.251
Service Class 2	02/05/21	02/05/21	$0.051	$0.251
Investor Class	02/05/21	02/05/21	$0.052	$0.251

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 20%	$947,497
VIP FundsManager 50%	$79,398,676
VIP FundsManager 60%	$82,555,536
VIP FundsManager 70%	$16,384,164
VIP FundsManager 85%	$9,931,183

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

VIP FundsManager 20%
Service Class	15.26%
Service Class 2	15.26%
Investor Class	15.26%
VIP FundsManager 50%
Service Class	9.23%
Service Class 2	9.23%
Investor Class	9.23%
VIP FundsManager 60%
Service Class	7.46%
Service Class 2	7.46%
Investor Class	7.46%
VIP FundsManager 70%
Service Class	5.05%
Service Class 2	5.05%
Investor Class	5.05%
VIP FundsManager 85%
Service Class	2.85%
Service Class 2	2.85%
Investor Class	2.85%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Service Class	Service Class 2	Investor Class
VIP FundsManager 20%
February, 2020	0%	0%	0%
December, 2020	14%	16%	14%
VIP FundsManager 50%
February, 2020	1%	1%	1%
December, 2020	38%	44%	38%
VIP FundsManager 60%
February, 2020	1%	1%	1%
December, 2020	51%	60%	51%
VIP FundsManager 70%
February, 2020	1%	1%	1%
December, 2020	76%	94%	76%
VIP FundsManager 85%
February, 2020	2%	2%	2%
December, 2020	100%	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20%
Service Class	12/30/2020	$0.0093	$0.0013
Service Class 2	12/30/2020	$0.0081	$0.0013
Investor Class	12/30/2020	$0.0093	$0.0013
VIP FundsManager 50%
Service Class	12/30/2020	$0.0228	$0.0035
Service Class 2	12/30/2020	$0.0197	$0.0035
Investor Class	12/30/2020	$0.0228	$0.0035
VIP FundsManager 60%
Service Class	12/30/2020	$0.0212	$0.0033
Service Class 2	12/30/2020	$0.0177	$0.0033
Investor Class	12/30/2020	$0.0212	$0.0033
VIP FundsManager 70%
Service Class	12/30/2020	$0.0293	$0.0045
Service Class 2	12/30/2020	$0.0237	$0.0045
Investor Class	12/30/2020	$0.0293	$0.0045
VIP FundsManager 85%
Service Class	12/30/2020	$0.0331	$0.0049
Service Class 2	12/30/2020	$0.0237	$0.0049
Investor Class	12/30/2020	$0.0331	$0.0049

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

VIP FundsManager 20%

VIP FundsManager 50%

VIP FundsManager 60%

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP FundsManager 60% - Net
VIP FundsManager 60% - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
20
15
24
25
20
18
24
25
16
15
25
16
15
25
17
15
25
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	66%	66%	76%	79%	77%
Funds	302	319	320	325	339
ASPG Quartile	3rd	3rd	4th	4th	4th

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board considered that the funds are more actively managed than most funds in their Total Mapped Group and ASPG and have a larger universe of funds in which to invest.

The Board further considered that FMR has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Investor Class and Service Class of each fund ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 of each fund ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund was below the competitive median for 2019, except that the total expense ratio of Service Class 2 of each of VIP FundsManager 70% and VIP FundsManager 85% was above the competitive median for 2019. These classes were above the median because of their 12b-1 fees and because of their higher all-inclusive management fee due to their specialized strategy.

The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFM-ANN-0221
1.843208.114

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Life of fundA
Service Class	9.13%	8.40%	7.68%
Service Class 2	8.99%	8.23%	7.52%

 A From February 13, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Target Volatility Portfolio - Service Class on February 13, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,926	VIP Target Volatility Portfolio - Service Class
$28,990	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global financial markets were highly volatile and unpredictable in 2020, a year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in a sharp decline for risk assets, followed by a historic rebound. The crisis and containment efforts led to broad contraction in economic activity and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses partially offset the economic disruption and fueled the market surge for many assets from late March through the end of the year.

Non-U.S. equities gained 10.81% in 2020, according to the MSCI ACWI (All Country World Index) ex USA Index, despite significant ups and downs related to the pandemic. Emerging markets (+19%) was the top region, followed by Japan (+15%) and Europe ex U.K. (+12%). Conversely, the U.K. (-10%), Canada (+6%) and Asia Pacific ex Japan (+7%) lagged. By sector, information technology (+46%) was by far the top performer, while consumer discretionary (+23%) and materials (+22%) also notably outpaced the index. Energy (-23%), real estate (-9%) and financials (-4%) all underperformed.

The Dow Jones U.S. Total Stock Market Index gained 20.79% for the year. After a sharp decline in the first quarter (-20.96%) due to the coronavirus outbreak, U.S. equities reversed course, driven by resilient corporate earnings and potential for a vaccine breakthrough, and closed the year at an all-time high. Among sectors, consumer discretionary (+47%) and information technology (+46%) led, whereas energy (-33%) fared worst, followed by real estate (-5%). Large-cap stocks performed about on par with smaller-caps, while growth handily outpaced value. Commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 7.51%, as most categories generated a solid gain. Corporate bonds (+9.35%) led the way, along with commercial mortgage backed securities (+8.11%), Treasury securities (+8.00) and government bonds (7.94%). Agency bonds (+5.48%) and mortgage-backed securities (+3.87%) had smaller gains. Extended (non-core) categories outside the index were mixed, including Treasury Inflation-Protected Securities (+10.99%), high-yield bonds (+6.07%), emerging-markets debt (+5.88%) and floating-rate bank loans (+3.50%).

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced roughly 9%, trailing the 13.57% return of the VIP Target Volatility Composite benchmark. The fund's primary objective is to target a specific level of portfolio volatility over rolling one-year periods. Market volatility rose substantially in late February and March. Consistent with the fund's objective, we quickly reduced the fund's market risk by moving to a large underweighting in U.S. and international stocks. This shift helped to substantially reduce the fund's volatility versus the Composite benchmark. While our volatility management efforts were generally successful, our risk-management efforts detracted from relative performance. This was because the fund was not positioned to fully participate in subsequent market rallies. During the second quarter, we increased the fund's equity exposure, but given our concern about continued volatility, we kept the portfolio underweighted for most of the remainder of the year. As a result, adverse results from the fund's asset class positioning more than offset a positive contribution from security selection. Our smaller-than-benchmark exposure to U.S. stocks was particularly detrimental. Non-benchmark equity allocations had a mixed impact, with commodities contributing, fueled by strong performance from gold, whereas REITs (real estate investment trusts) modestly detracted. Fixed-income positioning also hampered relative performance. Fluctuations in the fund's cash allocation for risk-management purposes accounted for part of the underperformance. Timing adjustments in our allocations to investment-grade bonds, Treasury Inflation-Protected Securities (TIPS) and long-term U.S. Treasuries further detracted from a positioning standpoint. On the plus side, strong security selection, particularly among U.S. stocks, aided the fund's relative performance. Fidelity® Stock Selector All Cap Fund and Fidelity® Contrafund each handily outpaced their benchmark, the S&P 500 Index, and were leading contributors. Stock picks in international developed-markets provided a further boost to relative performance, bolstered by strong performance from Fidelity Overseas Fund. Selection among investment-grade bonds also added value, fueled by Fidelity Total Bond Fund. Looking ahead, we anticipate better-than-average economic growth in 2021. We remain cautiously optimistic, as reflected by the Fund's moderate overweightings in equity and credit risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
Domestic Equity Funds	40.7%
International Equity Funds	20.3%
Fixed-Income Funds	33.9%
Cash Equivalents	4.7%
Short-Term Investments	0.4%

Asset Allocation (% of fund's investments)

As of December 31, 2020
Equities	61.0%
Bonds	33.9%
Short-Term and Other	5.1%

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Equity Funds - 61.0%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Contrafund (a)	325,063	$5,448,052
Fidelity Equity-Income Fund (a)	47,607	2,968,310
Fidelity Gold Portfolio (a)	154,048	4,547,494
Fidelity Large Cap Value Enhanced Index Fund (a)	444,689	6,256,773
Fidelity Low-Priced Stock Fund (a)	100,219	4,873,637
Fidelity Stock Selector All Cap Fund (a)	1,376,216	78,224,102
Fidelity U.S. Low Volatility Equity Fund (a)	508,510	5,456,313
Fidelity Value Discovery Fund (a)	71,667	2,305,515

TOTAL DOMESTIC EQUITY FUNDS		110,080,196

International Equity Funds - 20.3%
Fidelity International Enhanced Index Fund (a)	715,464	7,347,816
Fidelity International Value Fund (a)	727,896	6,165,275
Fidelity Japan Smaller Companies Fund (a)	118,628	2,108,017
Fidelity Overseas Fund (a)	461,929	27,457,043
iShares Core MSCI EAFE ETF	135,528	9,363,630
iShares Core MSCI Emerging Markets ETF	42,568	2,640,919

TOTAL INTERNATIONAL EQUITY FUNDS		55,082,700

TOTAL EQUITY FUNDS
(Cost $131,791,412)		165,162,896

Fixed-Income Funds - 33.9%
Fixed-Income Funds - 33.9%
Fidelity Inflation-Protected Bond Index Fund (a)	580,145	6,404,801
Fidelity Long-Term Treasury Bond Index Fund (a)	545,713	8,704,121
Fidelity Total Bond Fund (a)	4,749,770	53,767,393
Fidelity U.S. Bond Index Fund (a)	1,843,426	22,950,650
TOTAL FIXED-INCOME FUNDS
(Cost $85,051,121)		91,826,965

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 1/7/21 to 1/28/21
(Cost $939,939)	940,000	939,965

Cash Equivalents - 4.7%
Fidelity Cash Central Fund 0.11% (b)
(Cost $12,824,535)	12,821,971	12,824,535
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $230,607,007)		270,754,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94,888)
NET ASSETS - 100%		$270,659,473

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,862
Total	$75,862

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$7,771,400	$1,576,481	$4,204,995	$433,177	$(298,641)	$603,807	$5,448,052
Fidelity Equity-Income Fund	3,139,411	764,876	952,978	101,584	(130,758)	147,759	2,968,310
Fidelity Gold Portfolio	8,152,153	242,587	6,267,287	222,415	1,674,477	745,564	4,547,494
Fidelity Inflation-Protected Bond Index Fund	9,866,043	2,752,372	7,161,115	89,457	439,890	507,611	6,404,801
Fidelity International Enhanced Index Fund	9,191,082	3,342,175	4,943,613	104,672	(720,688)	478,860	7,347,816
Fidelity International Value Fund	8,352,228	1,690,669	3,440,159	106,346	(987,353)	549,890	6,165,275
Fidelity Japan Smaller Companies Fund	2,011,301	33,036	--	33,035	--	63,680	2,108,017
Fidelity Large Cap Value Enhanced Index Fund	5,526,028	1,899,976	1,394,623	102,670	(124,273)	349,665	6,256,773
Fidelity Long-Term Treasury Bond Index Fund	6,316,103	7,056,756	5,362,370	350,414	145,780	547,852	8,704,121
Fidelity Low-Priced Stock Fund	4,237,174	1,888,592	1,153,914	514,412	(311,252)	213,037	4,873,637
Fidelity Mega Cap Stock Fund	5,973,890	5,256	5,156,912	--	(775,723)	(46,511)	--
Fidelity Overseas Fund	23,151,624	9,067,797	8,409,584	136,780	(220,474)	3,867,680	27,457,043
Fidelity Real Estate Investment Portfolio	3,128,973	3,953	2,385,259	679	(633,274)	(114,393)	--
Fidelity Stock Selector All Cap Fund	81,273,072	22,021,427	34,530,544	3,886,700	(886,191)	10,346,338	78,224,102
Fidelity Total Bond Fund	57,987,239	3,034,969	9,410,070	2,886,071	314,658	1,840,597	53,767,393
Fidelity U.S. Bond Index Fund	10,049,577	18,353,899	6,109,896	624,954	64,816	592,254	22,950,650
Fidelity U.S. Low Volatility Equity Fund	--	5,526,319	620,314	33,804	26,570	523,738	5,456,313
Fidelity Value Discovery Fund	2,291,273	770,489	815,936	31,071	(118,772)	178,461	2,305,515
Total	$248,418,571	$80,031,629	$102,319,569	$9,658,241	$(2,541,208)	$21,395,889	$244,985,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$165,162,896	$165,162,896	$--	$--
Fixed-Income Funds	91,826,965	91,826,965	--	--
Other Short-Term Investments and Net Other Assets	939,965	--	939,965	--
Money Market Funds	12,824,535	12,824,535	--	--
Total Investments in Securities:	$270,754,361	$269,814,396	$939,965	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,684,780)	$12,944,514
Fidelity Central Funds (cost $12,824,535)	12,824,535
Other affiliated issuers (cost $206,097,692)	244,985,312
Total Investment in Securities (cost $230,607,007)		$270,754,361
Cash		100
Receivable for investments sold		113,825
Receivable for fund shares sold		10,549
Dividends receivable		150,289
Distributions receivable from Fidelity Central Funds		1,387
Total assets		271,030,511
Liabilities
Payable for investments purchased	$151,533
Payable for fund shares redeemed	129,130
Accrued management fee	55,983
Distribution and service plan fees payable	33,400
Other affiliated payables	992
Total liabilities		371,038
Net Assets		$270,659,473
Net Assets consist of:
Paid in capital		$233,922,365
Total accumulated earnings (loss)		36,737,108
Net Assets		$270,659,473
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,518,570 ÷ 116,324 shares)		$13.05
Service Class 2:
Net Asset Value, offering price and redemption price per share ($269,140,903 ÷ 20,663,896 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends:
Unaffiliated issuers		$178,273
Affiliated issuers		3,431,812
Interest		298
Income from Fidelity Central Funds		75,862
Total income		3,686,245
Expenses
Management fee	$803,769
Transfer agent fees	10,849
Distribution and service plan fees	667,710
Independent trustees' fees and expenses	881
Commitment fees	643
Total expenses before reductions	1,483,852
Expense reductions	(401,941)
Total expenses after reductions		1,081,911
Net investment income (loss)		2,604,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(415,630)
Fidelity Central Funds	(2,147)
Other affiliated issuers	(2,541,208)
Futures contracts	(4,617,958)
Capital gain distributions from underlying funds:
Affiliated issuers	6,226,429
Total net realized gain (loss)		(1,350,514)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(487,297)
Affiliated issuers	21,395,889
Total change in net unrealized appreciation (depreciation)		20,908,592
Net gain (loss)		19,558,078
Net increase (decrease) in net assets resulting from operations		$22,162,412

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,604,334	$4,521,161
Net realized gain (loss)	(1,350,514)	9,400,377
Change in net unrealized appreciation (depreciation)	20,908,592	35,169,618
Net increase (decrease) in net assets resulting from operations	22,162,412	49,091,156
Distributions to shareholders	(9,794,018)	(10,963,044)
Share transactions - net increase (decrease)	(33,287,965)	(25,500,892)
Total increase (decrease) in net assets	(20,919,571)	12,627,220
Net Assets
Beginning of period	291,579,044	278,951,824
End of period	$270,659,473	$291,579,044

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$10.86	$12.14	$11.22	$10.87
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.97	1.81	(.90)	1.67	.42
Total from investment operations	1.11	2.01	(.71)	1.84	.57
Distributions from net investment income	(.18)	(.19)	(.20)B	(.16)	(.16)B
Distributions from net realized gain	(.29)	(.28)	(.37)B	(.76)	(.07)B
Total distributions	(.46)C	(.47)	(.57)	(.92)	(.22)C
Net asset value, end of period	$13.05	$12.40	$10.86	$12.14	$11.22
Total ReturnD,E	9.13%	18.81%	(5.81)%	16.39%	5.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.25%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.25%	.27%	.27%	.27%	.26%
Net investment income (loss)	1.12%	1.72%	1.60%	1.43%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,519	$1,434	$1,256	$1,444	$1,477
Portfolio turnover rateH	57%	65%	85%	91%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$10.83	$12.11	$11.19	$10.85
Income from Investment Operations
Net investment income (loss)A	.12	.18	.17	.16	.13
Net realized and unrealized gain (loss)	.97	1.81	(.90)	1.66	.41
Total from investment operations	1.09	1.99	(.73)	1.82	.54
Distributions from net investment income	(.16)	(.16)	(.18)B	(.14)	(.14)B
Distributions from net realized gain	(.29)	(.28)	(.37)B	(.76)	(.07)B
Total distributions	(.44)C	(.45)C	(.55)	(.90)	(.20)C
Net asset value, end of period	$13.02	$12.37	$10.83	$12.11	$11.19
Total ReturnD,E	8.99%	18.65%	(5.99)%	16.29%	5.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%	.57%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.40%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40%	.42%	.42%	.42%	.41%
Net investment income (loss)	.97%	1.57%	1.45%	1.28%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$269,141	$290,145	$277,696	$295,856	$221,591
Portfolio turnover rateH	57%	65%	85%	91%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) as an investment of the Fund but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,747,855
Gross unrealized depreciation	(337,614)
Net unrealized appreciation (depreciation)	$39,410,241
Tax Cost	$231,344,120

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,678
Capital loss carryforward	$(2,695,811)
Net unrealized appreciation (depreciation) on securities and other investments	$39,410,241

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,695,811)
Long-term	–
Total capital loss carryforward	$(2,695,811)

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$4,980,120	$ 4,100,487
Long-term Capital Gains	4,813,898	6,862,557
Total	$9,794,018	$ 10,963,044

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,943,272.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	138,058,522	175,094,228

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,399
Service Class 2	666,311
$667,710

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for each class. For the period, transfer agent fees for each class were as follows:

Amount
Service Class	$57
Service Class 2	10,792
$10,849

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
VIP Target Volatility Portfolio	$643

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2021. During the period, the Fund's management fee was reduced by $133,961.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$1,399
Service Class 2	266,524

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Service Class	$53,693	$54,369
Service Class 2	9,740,325	10,908,675
Total	$9,794,018	$10,963,044

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Service Class
Shares sold	644	–	$7,953	$–
Reinvestment of distributions	11	1	143	8
Shares redeemed	(6)	(5)	(73)	(58)
Net increase (decrease)	649	(4)	$8,023	$(50)
Service Class 2
Shares sold	759,982	1,204,691	$9,123,947	$14,054,699
Reinvestment of distributions	773,350	939,001	9,740,325	10,908,675
Shares redeemed	(4,326,699)	(4,327,733)	(52,160,260)	(50,464,216)
Net increase (decrease)	(2,793,367)	(2,184,041)	$(33,295,988)	$(25,500,842)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 95% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Target Volatility Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Target Volatility Portfolio
Service Class	.26%
Actual		$1,000.00	$1,125.00	$1.39
Hypothetical-C		$1,000.00	$1,023.83	$1.32
Service Class 2.41%
Actual		$1,000.00	$1,124.60	$2.19
Hypothetical-C		$1,000.00	$1,023.08	$2.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 7.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Service Class designates 1%, and 22% and Service Class 2 designates 1% and 24% of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Target Volatility Portfolio
Service Class	12/30/20	$0.0372	$0.0038
Service Class 2	12/30/20	$0.0340	$0.0038

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2020, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

VIP Target Volatility Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Target Volatility - Net
VIP Target Volatility - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
25
30
20
18
26
30
20
20
30
16
15
30
16
15
30
17
15
2015
2016
2017
2018
2019

	2015	2016	2017	2018	2019
TMG %	69%	79%	88%	90%	88%
Funds	302	319	320	325	339
ASPG Quartile	3rd	4th	4th	4th	4th

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board considered that, unlike most funds in its Total Mapped Group and ASPG that have lower management fees because they have a more static allocation to underlying funds, the fund is more actively managed and has a unique investment strategy that attempts to manage the fund's volatility.

The Board further considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Service Class ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In considering the total expense ratio of each class of the fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of Service Class ranked below the competitive median for 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

VIPTV-ANN-0221
1.955015.107

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Life of fundA
Initial Class	7.53%	6.57%
Service Class	7.53%	6.50%
Service Class 2	7.26%	6.31%

 A From April 19, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Bond Index Portfolio - Initial Class on April 19, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,876	VIP Bond Index Portfolio - Initial Class
$11,940	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly in 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the outbreak and spread of COVID-19. The Bloomberg Barclays U.S. Aggregate Bond Index gained 7.51% for the year. Corporate bonds advanced early on, then plunged in February. At this time, spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the coronavirus pandemic and efforts to contain it threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads widened moderately in August and September, amid healthy issuance of new corporate bonds, then narrowed in the fourth quarter. Within the Bloomberg Barclays index, corporate bonds gained 9.89% for the year, topping the 8.00% advance of U.S. Treasuries. Securitized sectors, meanwhile, lagged the broader market. Outside the index, U.S. corporate high-yield bonds gained 7.11% and Treasury Inflation-Protected Securities (TIPS) rose 10.99%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For 2020, the returns of the fund’s share classes gains ranged from roughly 7.30% to 7.50%, nearly in line with, net of fees, the 7.51% advance of the Bloomberg Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 10,000) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining an “optimal” subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Although all major categories in the Aggregate index generated a positive return in 2020, the bond market exhibited volatility as investors weighed the impact of the COVID-19 pandemic. Following a broad-based sell-off in risk assets and a flight to safety in March, the bond market began an uptrend that continued through the remainder of the year, spurred by unprecedented monetary and fiscal stimulus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2020
U.S. Government and U.S. Government Agency Obligations	73.4%
AAA	2.6%
AA	2.9%
A	10.9%
BBB	13.1%
BB and Below	0.4%
Not Rated	0.7%
Short-Term Investments and Net Other Assets*	(4.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Corporate Bonds	25.5%
U.S. Government and U.S. Government Agency Obligations	73.4%
CMOs and Other Mortgage Related Securities	1.0%
Municipal Bonds	0.2%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(4.0)%

 * Foreign investments - 8.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$203,966
2.25% 2/1/32	50,000	50,692
2.75% 6/1/31	300,000	320,491
3.3% 2/1/52	50,000	49,481
3.5% 6/1/41	1,000,000	1,076,577
3.5% 9/15/53 (a)	347,000	345,677
3.55% 9/15/55 (a)	340,000	338,192
3.65% 6/1/51	280,000	292,661
3.65% 9/15/59 (a)	257,000	257,751
3.8% 2/15/27	43,000	49,472
4.1% 2/15/28	143,000	168,052
4.65% 6/1/44	40,000	48,008
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	173,582
5.213% 3/8/47	250,000	322,296
5.52% 3/1/49	150,000	202,093
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	265,718
2.987% 10/30/56 (a)	227,000	228,020
3.875% 2/8/29	210,000	247,077
4% 3/22/50	114,000	138,046
4.016% 12/3/29	100,000	118,606
4.125% 8/15/46	54,000	66,192
4.272% 1/15/36	276,000	341,933
4.329% 9/21/28	643,000	773,974
5.012% 8/21/54	38,000	53,123
		6,131,680
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	52,231
2.65% 1/13/31	200,000	219,133
2.75% 9/1/49	100,000	105,594
3% 9/15/22	150,000	156,625
3.5% 5/13/40	30,000	35,216
3.6% 1/13/51	30,000	36,345
3.7% 9/15/24	300,000	333,072
3.8% 3/22/30	110,000	131,031
3.8% 5/13/60	30,000	38,033
4.7% 3/23/50	100,000	141,000
		1,248,280
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	100,203
1.1% 8/15/30	200,000	197,034
1.9% 8/15/40	264,000	258,696
2.05% 8/15/50	170,000	161,908
		717,841
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	31,099
3.75% 2/15/28	100,000	112,078
4.2% 3/15/28	48,000	55,364
5.125% 7/1/49	60,000	73,116
5.375% 4/1/38	42,000	52,450
5.375% 5/1/47	190,000	236,789
6.384% 10/23/35	621,000	850,223
Comcast Corp.:
1.5% 2/15/31	135,000	134,054
1.95% 1/15/31	400,000	411,321
2.45% 8/15/52	135,000	131,223
2.65% 2/1/30	220,000	240,319
2.8% 1/15/51	180,000	187,107
3.15% 2/15/28	276,000	311,467
3.4% 4/1/30	87,000	100,283
3.55% 5/1/28	76,000	87,576
3.7% 4/15/24	30,000	33,001
3.75% 4/1/40	31,000	37,248
3.9% 3/1/38	50,000	61,108
4.6% 10/15/38	140,000	184,248
4.6% 8/15/45	72,000	97,109
4.7% 10/15/48	284,000	395,046
4.95% 10/15/58	30,000	45,456
Discovery Communications LLC:
3.625% 5/15/30	220,000	251,880
4% 9/15/55 (a)	85,000	94,960
4.65% 5/15/50	220,000	274,702
5.2% 9/20/47	18,000	23,412
Fox Corp.:
4.709% 1/25/29	34,000	41,234
5.476% 1/25/39	359,000	491,715
5.576% 1/25/49	23,000	33,566
Time Warner Cable LLC 5.5% 9/1/41	551,000	707,046
TWDC Enterprises 18 Corp. 2.95% 6/15/27	98,000	109,127
ViacomCBS, Inc.:
4.2% 6/1/29	210,000	251,093
4.95% 1/15/31	190,000	237,845
5.85% 9/1/43	363,000	504,248
		6,888,513
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	227,330
T-Mobile U.S.A., Inc.:
3% 2/15/41 (a)	649,000	672,831
3.5% 4/15/25 (a)	410,000	453,042
3.75% 4/15/27 (a)	80,000	91,104
3.875% 4/15/30 (a)	80,000	92,641
4.375% 4/15/40 (a)	74,000	90,307
4.5% 4/15/50 (a)	80,000	98,671
Vodafone Group PLC:
4.375% 5/30/28	97,000	116,123
5% 5/30/38	100,000	130,686
5.25% 5/30/48	170,000	236,133
6.15% 2/27/37	392,000	564,359
		2,773,227

TOTAL COMMUNICATION SERVICES		17,759,541

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
American Honda Finance Corp.:
1.2% 7/8/25	840,000	859,434
3.55% 1/12/24	170,000	185,152
General Motors Co.:
5.95% 4/1/49	320,000	432,122
6.125% 10/1/25	935,000	1,133,899
6.75% 4/1/46	69,000	99,536
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	93,760
5.65% 1/17/29	250,000	310,384
		3,114,287
Diversified Consumer Services - 0.0%
Duke University 2.832% 10/1/55	30,000	32,391
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	242,247
		274,638
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.625% 9/1/29	150,000	164,095
3.3% 7/1/25	32,000	35,627
3.5% 7/1/27	91,000	104,348
3.6% 7/1/30	340,000	398,284
3.8% 4/1/28	84,000	98,150
4.2% 4/1/50	40,000	51,333
4.7% 12/9/35	109,000	140,871
Starbucks Corp.:
2.55% 11/15/30	737,000	796,799
4% 11/15/28	100,000	118,701
4.5% 11/15/48	50,000	65,166
		1,973,374
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	62,933
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	110,000	111,591
1.5% 6/3/30	140,000	142,115
2.4% 2/22/23	150,000	156,532
2.5% 6/3/50	110,000	113,903
3.875% 8/22/37	440,000	548,219
4.05% 8/22/47	280,000	369,096
		1,441,456
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	279,991
Target Corp.:
2.25% 4/15/25	968,000	1,037,902
2.65% 9/15/30	77,000	86,455
3.9% 11/15/47	40,000	52,424
4% 7/1/42	15,000	20,136
		1,476,908
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	69,437
4% 4/15/30	150,000	177,615
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	93,314
4.05% 5/3/47	53,000	66,236
The Home Depot, Inc.:
2.5% 4/15/27	210,000	230,359
2.7% 4/15/30	146,000	162,865
2.8% 9/14/27	84,000	93,433
2.95% 6/15/29	986,000	1,120,224
3.35% 4/15/50	100,000	118,783
3.9% 6/15/47	29,000	36,973
4.25% 4/1/46	104,000	137,746
4.5% 12/6/48	90,000	126,124
TJX Companies, Inc. 3.875% 4/15/30	687,000	823,919
		3,257,028
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	40,945
2.85% 3/27/30	555,000	628,407
3.375% 3/27/50	40,000	49,118
		718,470

TOTAL CONSUMER DISCRETIONARY		12,319,094

CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	177,577
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	150,000	173,663
4% 4/13/28	91,000	107,241
4.5% 6/1/50	100,000	125,828
4.6% 4/15/48	78,000	98,541
4.6% 6/1/60	50,000	63,838
4.95% 1/15/42	671,000	880,299
5.45% 1/23/39	270,000	364,532
5.55% 1/23/49	130,000	184,509
5.8% 1/23/59 (Reg. S)	170,000	261,206
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	71,937
5.25% 11/15/48	50,000	70,238
Diageo Capital PLC:
1.375% 9/29/25	200,000	205,741
2% 4/29/30	200,000	208,447
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	54,580
3.8% 5/1/50	190,000	227,155
4.597% 5/25/28	36,000	43,798
Molson Coors Beverage Co.:
3% 7/15/26	120,000	130,790
4.2% 7/15/46	92,000	105,401
PepsiCo, Inc.:
1.4% 2/25/31	440,000	442,829
1.625% 5/1/30	267,000	273,880
4% 5/2/47	116,000	153,182
The Coca-Cola Co.:
1.45% 6/1/27	30,000	30,975
1.65% 6/1/30	30,000	30,786
2.5% 6/1/40	30,000	31,906
2.6% 6/1/50	30,000	31,592
2.75% 6/1/60	30,000	32,308
2.875% 10/27/25	50,000	55,430
3.45% 3/25/30	186,000	219,125
4.2% 3/25/50	150,000	207,602
		5,064,936
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	40,521
Sysco Corp.:
3.3% 2/15/50	50,000	52,189
3.55% 3/15/25	50,000	55,662
4.45% 3/15/48	52,000	63,368
6.6% 4/1/50	220,000	338,314
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	141,146
3.45% 6/1/26	81,000	89,566
Walmart, Inc.:
3.05% 7/8/26	470,000	529,005
3.625% 12/15/47	20,000	25,317
3.7% 6/26/28	60,000	70,641
3.95% 6/28/38	150,000	191,100
4.05% 6/29/48	80,000	108,373
		1,705,202
Food Products - 0.2%
Campbell Soup Co. 4.15% 3/15/28	80,000	94,052
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	235,854
5.3% 11/1/38	13,000	17,359
5.4% 11/1/48	60,000	85,490
General Mills, Inc.:
2.875% 4/15/30	40,000	44,328
4.2% 4/17/28	89,000	106,665
4.55% 4/17/38	80,000	102,758
Kellogg Co. 4.5% 4/1/46	32,000	41,075
Kraft Heinz Foods Co.:
3% 6/1/26	20,000	20,881
4.375% 6/1/46	50,000	54,016
4.625% 1/30/29	260,000	297,370
Tyson Foods, Inc.:
4% 3/1/26	70,000	80,501
5.1% 9/28/48	50,000	71,863
Unilever Capital Corp.:
1.375% 9/14/30	135,000	135,521
3.125% 3/22/23	100,000	106,217
		1,493,950
Household Products - 0.0%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	111,446
3.1% 3/26/30	22,000	25,321
Procter & Gamble Co. 3% 3/25/30	105,000	121,016
		257,783
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	118,713
3.4% 5/6/30	300,000	336,422
3.875% 9/16/46	38,000	40,075
4.8% 2/14/29	120,000	143,894
5.8% 2/14/39	100,000	131,604
5.95% 2/14/49	30,000	41,965
BAT Capital Corp.:
3.557% 8/15/27	130,000	144,697
4.39% 8/15/37	671,000	750,292
4.54% 8/15/47	213,000	236,162
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	313,395
2.875% 5/1/24	80,000	86,108
3.125% 3/2/28	154,000	172,643
		2,515,970

TOTAL CONSUMER STAPLES		11,037,841

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	194,031
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. 4.375% 10/15/28	112,000	116,590
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	65,055
4.95% 6/1/47	19,000	24,094
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	145,354
Chevron Corp.:
1.141% 5/11/23	80,000	81,679
1.554% 5/11/25	80,000	83,091
1.995% 5/11/27	80,000	84,805
2.236% 5/11/30	80,000	85,566
2.498% 3/3/22	280,000	286,851
2.978% 5/11/40	80,000	88,440
3.078% 5/11/50	80,000	88,692
CNOOC Petroleum North America ULC 6.4% 5/15/37	203,000	276,496
ConocoPhillips Co. 5.95% 3/15/46	86,000	130,694
Devon Energy Corp. 5% 6/15/45	80,000	94,431
Ecopetrol SA 5.875% 9/18/23	390,000	434,850
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	92,887
Enbridge, Inc. 5.5% 12/1/46	60,000	80,622
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	32,333
4.5% 4/15/24	50,000	54,676
5% 5/15/50	300,000	324,370
5.8% 6/15/38	70,000	80,329
6% 6/15/48	356,000	423,110
6.25% 4/15/49	30,000	36,236
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	77,557
3.95% 2/15/27	85,000	97,846
4.2% 1/31/50	618,000	724,787
4.25% 2/15/48	105,000	122,910
EOG Resources, Inc. 4.375% 4/15/30	510,000	619,516
Equinor ASA:
3.125% 4/6/30	357,000	404,492
3.625% 9/10/28	120,000	139,679
Exxon Mobil Corp.:
2.44% 8/16/29	320,000	347,182
3.452% 4/15/51	330,000	376,446
4.227% 3/19/40	421,000	523,292
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	116,277
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	125,203
4.3% 3/1/28	112,000	131,296
5.2% 3/1/48	30,000	38,097
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	84,543
5% 3/1/26	72,000	85,788
Marathon Oil Corp. 4.4% 7/15/27	240,000	266,693
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	282,267
4.75% 9/15/44	21,000	24,067
MPLX LP:
4.5% 7/15/23	82,000	89,308
4.5% 4/15/38	143,000	163,373
4.7% 4/15/48	28,000	33,153
4.8% 2/15/29	30,000	36,239
5.5% 2/15/49	410,000	539,058
Noble Energy, Inc.:
3.85% 1/15/28	55,000	63,932
4.95% 8/15/47	30,000	42,549
ONEOK, Inc.:
4.45% 9/1/49	40,000	42,006
4.55% 7/15/28	59,000	67,497
Ovintiv, Inc. 6.5% 2/1/38	50,000	55,827
Petroleos Mexicanos:
5.95% 1/28/31	100,000	99,750
6.35% 2/12/48	50,000	44,922
6.5% 1/23/29	50,000	51,594
6.84% 1/23/30	272,000	283,152
7.69% 1/23/50	145,000	146,196
Phillips 66 Co. 3.9% 3/15/28	94,000	108,367
Phillips 66 Partners LP 3.15% 12/15/29	170,000	176,769
Pioneer Natural Resources Co. 1.9% 8/15/30	19,000	18,810
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	850,000	1,006,986
Shell International Finance BV:
2.375% 4/6/25	1,030,000	1,104,463
3.125% 11/7/49	100,000	110,253
3.25% 4/6/50	100,000	113,257
3.5% 11/13/23	300,000	326,534
3.75% 9/12/46	70,000	84,480
4.375% 5/11/45	33,000	43,413
Spectra Energy Partners LP 3.375% 10/15/26	158,000	177,083
Suncor Energy, Inc. 4% 11/15/47	179,000	200,056
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	39,921
4.85% 3/1/48	83,000	101,860
Total Capital International SA:
3.127% 5/29/50	220,000	237,977
3.455% 2/19/29	100,000	115,725
TransCanada PipeLines Ltd.:
4.1% 4/15/30	530,000	625,862
4.25% 5/15/28	101,000	119,246
7.625% 1/15/39	371,000	577,880
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	73,919
3.95% 5/15/50	180,000	203,240
Valero Energy Corp. 4.35% 6/1/28	20,000	22,754
		15,146,600

TOTAL ENERGY		15,340,631

FINANCIALS - 8.0%
Banks - 4.4%
Bank of America Corp.:
0.81% 10/24/24 (b)	1,520,000	1,534,090
0.981% 9/25/25 (b)	600,000	606,421
1.197% 10/24/26 (b)	924,000	936,092
2.676% 6/19/41 (b)	100,000	104,030
3.419% 12/20/28 (b)	220,000	248,744
3.458% 3/15/25 (b)	1,900,000	2,068,400
3.5% 4/19/26	122,000	138,234
3.55% 3/5/24 (b)	113,000	120,734
3.946% 1/23/49 (b)	23,000	28,699
3.97% 3/5/29 (b)	125,000	145,623
3.974% 2/7/30 (b)	60,000	70,637
4% 1/22/25	370,000	415,754
4.083% 3/20/51 (b)	220,000	277,380
4.271% 7/23/29 (b)	80,000	95,218
4.33% 3/15/50 (b)	60,000	78,582
Bank of Nova Scotia 3.4% 2/11/24	140,000	152,327
Barclays PLC:
2.852% 5/7/26 (b)	516,000	554,044
3.2% 8/10/21	400,000	406,593
4.337% 1/10/28	200,000	229,676
5.088% 6/20/30 (b)	726,000	870,490
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	134,000	145,708
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	231,669
2.976% 11/5/30 (b)	270,000	297,200
3.106% 4/8/26 (b)	500,000	546,175
3.142% 1/24/23 (b)	365,000	375,317
3.878% 1/24/39 (b)	130,000	154,725
3.98% 3/20/30 (b)	160,000	188,072
4.65% 7/23/48	78,000	107,328
5.316% 3/26/41 (b)	777,000	1,092,670
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	78,000	82,463
Fifth Third Bancorp 2.55% 5/5/27	200,000	217,575
HSBC Holdings PLC:
4.292% 9/12/26 (b)	2,000,000	2,278,888
6.8% 6/1/38	449,000	679,343
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	750,099
3.125% 7/20/21	200,000	203,088
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,140,000	2,151,180
2.083% 4/22/26 (b)	200,000	211,183
2.522% 4/22/31 (b)	150,000	161,140
2.7% 5/18/23	111,000	116,693
2.739% 10/15/30 (b)	720,000	783,502
2.95% 10/1/26	224,000	248,454
2.956% 5/13/31 (b)	50,000	54,812
3.109% 4/22/51 (b)	100,000	111,128
3.882% 7/24/38 (b)	734,000	892,774
4.005% 4/23/29 (b)	43,000	50,462
4.203% 7/23/29 (b)	30,000	35,852
4.452% 12/5/29 (b)	200,000	243,910
4.95% 6/1/45	135,000	191,109
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	229,275
4.582% 12/10/25	1,518,000	1,735,769
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	428,705
3.455% 3/2/23	730,000	777,765
3.777% 3/2/25	84,000	93,915
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	402,272
2.226% 5/25/26 (b)	400,000	420,733
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	83,000	82,583
2.875% 9/7/21	50,000	50,897
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	74,380
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	252,205
Royal Bank of Canada:
2.55% 7/16/24	520,000	555,970
4.65% 1/27/26	55,000	64,915
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	238,692
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	93,016
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	409,570
2.348% 1/15/25	200,000	212,181
2.75% 1/15/30	200,000	218,111
2.934% 3/9/21	189,000	189,906
3.936% 10/16/23	80,000	87,643
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	546,389
3.5% 7/19/23	100,000	108,209
Truist Financial Corp. 1.2% 8/5/25	700,000	718,355
U.S. Bancorp 1.375% 7/22/30	660,000	661,190
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	357,910
2.572% 2/11/31 (b)	690,000	729,848
2.625% 7/22/22	75,000	77,631
3.068% 4/30/41 (b)	100,000	108,783
3.584% 5/22/28 (b)	82,000	92,919
3.75% 1/24/24	150,000	163,731
4.1% 6/3/26	1,194,000	1,368,410
4.75% 12/7/46	157,000	205,350
5.013% 4/4/51 (b)	130,000	184,658
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	618,402
3.65% 5/15/23	130,000	140,394
4.11% 7/24/34 (b)	320,000	365,924
		34,750,893
Capital Markets - 1.1%
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,101,992
3.85% 4/28/28	27,000	32,360
BlackRock, Inc. 3.375% 6/1/22	37,000	38,604
Credit Suisse Group AG 4.55% 4/17/26	250,000	294,057
Deutsche Bank AG 4.1% 1/13/26	200,000	221,478
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	215,110
3.95% 2/27/23	200,000	212,493
4.1% 1/13/26	200,000	222,946
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	211,313
3.691% 6/5/28 (b)	440,000	507,187
3.85% 1/26/27	189,000	215,637
4.017% 10/31/38 (b)	887,000	1,081,101
4.223% 5/1/29 (b)	60,000	71,151
4.411% 4/23/39 (b)	100,000	127,680
4.75% 10/21/45	28,000	38,935
6.75% 10/1/37	130,000	198,702
Intercontinental Exchange, Inc.:
1.85% 9/15/32	230,000	231,727
2.35% 9/15/22	34,000	35,040
2.65% 9/15/40	230,000	236,092
3% 6/15/50	138,000	146,117
3.75% 9/21/28	50,000	58,228
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	382,612
2.188% 4/28/26 (b)	330,000	348,490
2.699% 1/22/31 (b)	230,000	249,547
3.125% 1/23/23	210,000	221,616
3.625% 1/20/27	96,000	110,148
3.971% 7/22/38 (b)	120,000	147,716
4.375% 1/22/47	38,000	51,645
5.597% 3/24/51 (b)	90,000	144,648
Nomura Holdings, Inc. 3.103% 1/16/30	823,000	899,218
Northern Trust Corp. 1.95% 5/1/30	220,000	229,187
		8,282,777
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	155,955
4.125% 7/3/23	300,000	321,283
4.45% 4/3/26	150,000	168,390
4.5% 9/15/23	150,000	162,623
4.875% 1/16/24	150,000	163,707
Ally Financial, Inc.:
3.05% 6/5/23	300,000	316,301
5.125% 9/30/24	290,000	334,267
5.8% 5/1/25	250,000	296,808
American Express Co. 2.5% 7/30/24	399,000	425,963
American Express Credit Corp. 3.3% 5/3/27	30,000	34,115
Capital One Financial Corp.:
3.2% 1/30/23	176,000	185,424
3.3% 10/30/24	900,000	988,513
3.75% 3/9/27	100,000	114,080
3.8% 1/31/28	251,000	290,048
Discover Financial Services 4.5% 1/30/26	142,000	164,022
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	222,549
4.418% 11/15/35	200,000	238,488
John Deere Capital Corp.:
2.6% 3/7/24	60,000	64,229
2.8% 3/6/23	64,000	67,544
2.8% 7/18/29	120,000	133,513
3.65% 10/12/23	290,000	316,577
Synchrony Financial:
3.95% 12/1/27	150,000	168,179
4.375% 3/19/24	45,000	49,542
5.15% 3/19/29	159,000	191,619
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	281,411
1.15% 8/13/27	300,000	301,085
2.15% 9/8/22	1,000,000	1,031,118
2.25% 10/18/23	113,000	118,883
		7,306,236
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,772
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	121,492
2.85% 10/15/50	220,000	235,441
4.2% 8/15/48	243,000	320,447
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	45,316
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	132,390
3% 2/24/50	240,000	245,492
3.216% 11/28/23	94,000	100,775
3.224% 4/14/24	470,000	508,233
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	47,034
4.125% 5/15/29	19,000	21,846
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	74,175
2.6% 11/15/29	80,000	87,447
3.4% 11/15/49	50,000	59,257
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	425,445
Export Development Canada:
2.625% 2/21/24	120,000	128,657
2.75% 3/15/23	145,000	152,929
Fedex Corp. 2020-1 Class AA pass-thru Trust 1.875% 8/20/35	219,000	225,387
KfW:
0.25% 10/19/23	300,000	300,227
0.375% 7/18/25	2,072,000	2,066,764
2.375% 12/29/22	996,000	1,038,923
2.625% 2/28/24	400,000	429,752
2.875% 4/3/28	14,000	16,110
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	86,548
		7,069,859
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	349,152
4.35% 11/3/45	128,000	173,303
AFLAC, Inc. 3.6% 4/1/30	224,000	263,516
Allstate Corp.:
1.45% 12/15/30	300,000	298,964
5.55% 5/9/35	156,000	228,511
American International Group, Inc.:
2.5% 6/30/25	44,000	47,290
4.25% 3/15/29	100,000	119,958
4.375% 6/30/50	240,000	313,696
4.5% 7/16/44	25,000	31,980
4.75% 4/1/48	100,000	133,202
5.75% 4/1/48 (b)	280,000	320,074
Aon Corp. 3.75% 5/2/29	120,000	139,926
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	29,532
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	200,000	217,165
4.4% 3/15/48	70,000	92,174
Lincoln National Corp. 4.35% 3/1/48	160,000	200,488
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	144,462
4.9% 3/15/49	50,000	72,357
MetLife, Inc.:
4.05% 3/1/45	18,000	23,042
4.55% 3/23/30	600,000	749,049
Progressive Corp. 4.2% 3/15/48	30,000	40,066
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	41,137
3.935% 12/7/49	38,000	46,090
4.35% 2/25/50	285,000	373,736
The Travelers Companies, Inc. 4% 5/30/47	32,000	41,454
Unum Group 4.5% 3/15/25	460,000	520,922
Willis Group North America, Inc. 2.95% 9/15/29	170,000	185,907
		5,197,153

TOTAL FINANCIALS		62,606,918

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	60,000	64,319
2.95% 11/21/26	50,000	55,309
3.2% 11/21/29	80,000	89,610
3.8% 3/15/25	61,000	68,039
4.05% 11/21/39	50,000	60,325
4.3% 5/14/36	40,000	49,193
4.55% 3/15/35	80,000	101,104
4.7% 5/14/45	120,000	156,738
4.85% 6/15/44	390,000	515,363
4.875% 11/14/48	100,000	135,060
Amgen, Inc.:
1.9% 2/21/25	100,000	105,090
3.15% 2/21/40	710,000	780,506
3.2% 11/2/27	56,000	62,851
3.375% 2/21/50	110,000	122,673
4.4% 5/1/45	102,000	129,409
Biogen, Inc. 5.2% 9/15/45	339,000	459,641
Gilead Sciences, Inc.:
1.65% 10/1/30	180,000	180,481
2.8% 10/1/50	180,000	178,328
4% 9/1/36	40,000	48,253
4.15% 3/1/47	60,000	73,174
4.5% 2/1/45	311,000	396,888
		3,832,354
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	274,878
4.9% 11/30/46	20,000	29,571
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	164,775
3.7% 6/6/27	52,000	59,654
4.669% 6/6/47	130,000	170,424
Boston Scientific Corp.:
3.75% 3/1/26	120,000	136,151
4% 3/1/29	100,000	117,797
4.7% 3/1/49	140,000	191,751
Danaher Corp. 2.6% 10/1/50	225,000	233,149
Medtronic, Inc. 4.625% 3/15/45	28,000	39,663
Stryker Corp.:
1.95% 6/15/30	100,000	102,838
2.9% 6/15/50	100,000	105,923
		1,626,574
Health Care Providers & Services - 1.2%
Aetna, Inc.:
2.8% 6/15/23	110,000	115,730
4.75% 3/15/44	60,000	77,106
Allina Health System, Inc. 3.887% 4/15/49	20,000	22,688
Anthem, Inc.:
3.35% 12/1/24	89,000	98,045
3.65% 12/1/27	120,000	138,325
4.101% 3/1/28	50,000	59,085
4.375% 12/1/47	385,000	495,414
4.55% 3/1/48	120,000	159,593
Banner Health 2.913% 1/1/51	100,000	106,123
Baptist Healthcare System, Inc. 3.54% 8/15/50	100,000	111,352
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	73,127
Cardinal Health, Inc. 3.41% 6/15/27	67,000	75,625
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	82,666
Cigna Corp.:
3.75% 7/15/23	20,000	21,620
4.125% 11/15/25	25,000	28,791
4.375% 10/15/28	30,000	36,245
4.5% 2/25/26	74,000	86,731
4.8% 8/15/38	80,000	104,101
4.8% 7/15/46	465,000	611,957
4.9% 12/15/48	30,000	41,186
CommonSpirit Health 3.91% 10/1/50	125,000	139,107
CVS Health Corp.:
2.7% 8/21/40	767,000	774,814
3% 8/15/26	20,000	22,148
3.25% 8/15/29	195,000	219,999
3.75% 4/1/30	380,000	442,005
4.1% 3/25/25	32,000	36,232
4.25% 4/1/50	37,000	46,202
4.3% 3/25/28	264,000	314,237
5.05% 3/25/48	131,000	177,266
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	142,074
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,177,929
5.25% 6/15/49	100,000	131,869
Humana, Inc. 3.95% 3/15/27	585,000	673,042
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	97,197
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	91,469
4.15% 5/1/47	30,000	39,007
MidMichigan Health 3.409% 6/1/50	33,000	36,772
Orlando Health Obligated Group 3.327% 10/1/50	57,000	63,194
Sutter Health 3.361% 8/15/50	130,000	141,249
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	83,457
2% 5/15/30	250,000	265,044
2.375% 8/15/24	90,000	95,887
2.9% 5/15/50	120,000	132,599
3.5% 6/15/23	182,000	196,338
3.5% 8/15/39	772,000	917,151
3.7% 8/15/49	40,000	50,057
3.75% 10/15/47	30,000	37,201
4.45% 12/15/48	102,000	140,425
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	72,298
		9,301,779
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	164,152
3.2% 8/15/27	82,000	92,142
4.133% 3/25/25	894,000	1,016,333
4.497% 3/25/30	84,000	104,928
		1,377,555
Pharmaceuticals - 0.7%
AstraZeneca PLC:
4.375% 11/16/45	45,000	60,313
4.375% 8/17/48	50,000	66,858
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	75,959
3.4% 7/26/29	100,000	116,368
3.9% 2/20/28	205,000	242,618
4.125% 6/15/39	100,000	127,364
4.55% 2/20/48	53,000	73,917
5% 8/15/45	435,000	629,033
Eli Lilly & Co. 2.25% 5/15/50	200,000	196,176
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	154,769
Johnson & Johnson:
0.55% 9/1/25	110,000	110,449
1.3% 9/1/30	110,000	110,419
2.1% 9/1/40	110,000	110,667
2.45% 9/1/60	110,000	113,946
3.4% 1/15/38	116,000	140,143
Merck & Co., Inc.:
2.45% 6/24/50	250,000	258,313
3.7% 2/10/45	45,000	56,175
4.15% 5/18/43	266,000	345,449
Mylan NV 4.55% 4/15/28	20,000	23,766
Novartis Capital Corp.:
1.75% 2/14/25	100,000	104,886
2.75% 8/14/50	50,000	54,684
3.1% 5/17/27	90,000	101,092
4% 11/20/45	35,000	45,774
Pfizer, Inc.:
2.55% 5/28/40	125,000	133,380
2.7% 5/28/50	380,000	407,722
3.2% 9/15/23	200,000	215,711
3.45% 3/15/29	70,000	81,776
4% 12/15/36	36,000	45,536
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	123,025
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	204,516
3.025% 7/9/40	492,000	518,308
Viatris, Inc.:
2.7% 6/22/30 (a)	100,000	106,055
4% 6/22/50 (a)	100,000	114,369
Zoetis, Inc. 4.45% 8/20/48	60,000	80,415
		5,349,951

TOTAL HEALTH CARE		21,488,213

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	160,000	171,889
3.375% 5/15/23	81,000	86,613
4.25% 4/1/50	50,000	67,891
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	92,482
4.7% 5/15/46	28,000	39,372
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	90,427
4.03% 10/15/47	106,000	132,776
5.25% 5/1/50	120,000	177,699
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,312
3.75% 11/1/46	30,000	35,542
4.05% 5/4/47	18,000	22,386
4.125% 11/16/28	260,000	309,825
4.35% 4/15/47	50,000	65,558
4.45% 11/16/38	370,000	465,972
4.5% 6/1/42	345,000	449,237
The Boeing Co.:
3.2% 3/1/29	126,000	132,948
3.75% 2/1/50	130,000	136,471
4.875% 5/1/25	660,000	752,198
5.705% 5/1/40	836,000	1,081,042
5.805% 5/1/50	130,000	179,303
		4,493,943
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.8% 5/15/25	470,000	530,459
4.05% 2/15/48	150,000	181,007
4.95% 10/17/48	102,000	139,030
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	95,088
3.4% 9/1/49	100,000	122,153
5.3% 4/1/50	170,000	255,748
		1,323,485
Airlines - 0.2%
Southwest Airlines Co. 5.125% 6/15/27	1,195,000	1,421,049
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	100,000	105,873
2.493% 2/15/27	50,000	53,931
2.722% 2/15/30	100,000	106,760
3.377% 4/5/40	415,000	452,784
3.577% 4/5/50	50,000	55,439
		774,787
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	489,048
3.95% 5/15/28	28,000	32,822
		521,870
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	138,774
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	177,000	191,420
2.65% 4/15/25	24,000	26,062
3.05% 4/15/30	19,000	21,589
3.7% 4/15/50	24,000	29,736
General Electric Co.:
3.45% 5/1/27	281,000	317,175
3.625% 5/1/30	120,000	137,075
4.25% 5/1/40	100,000	118,066
4.35% 5/1/50	489,000	593,678
4.5% 3/11/44	105,000	128,149
Honeywell International, Inc.:
1.35% 6/1/25	100,000	103,483
1.95% 6/1/30	200,000	211,625
2.8% 6/1/50	150,000	164,203
3.812% 11/21/47	20,000	25,558
Roper Technologies, Inc.:
1% 9/15/25	50,000	50,592
1.4% 9/15/27	50,000	50,613
1.75% 2/15/31	50,000	49,777
2% 6/30/30	330,000	337,110
2.8% 12/15/21	108,000	110,292
		2,666,203
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	170,643
1.1% 9/14/27	160,000	161,585
3.45% 5/15/23	182,000	195,072
3.65% 12/7/23	310,000	339,881
Caterpillar, Inc. 3.25% 9/19/49	110,000	128,793
Deere & Co. 2.875% 9/7/49	130,000	144,073
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	146,252
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	50,863
2.565% 2/15/30	70,000	75,128
3.362% 2/15/50	50,000	57,732
Parker Hannifin Corp. 4% 6/14/49	110,000	137,427
		1,607,449
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	85,237
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	311,000	351,409
3.25% 6/15/27	160,000	181,094
4.05% 6/15/48	207,000	272,046
Canadian National Railway Co. 2.45% 5/1/50	210,000	216,903
CSX Corp.:
4.3% 3/1/48	140,000	179,523
4.5% 3/15/49	160,000	216,425
4.75% 11/15/48	70,000	95,858
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	73,808
4.05% 8/15/52	90,000	114,358
4.15% 2/28/48	38,000	48,195
Union Pacific Corp.:
2.973% 9/16/62 (a)	290,000	302,222
3.25% 2/5/50	50,000	56,893
3.5% 6/8/23	270,000	289,437
3.6% 9/15/37	38,000	44,276
3.7% 3/1/29	79,000	91,597
3.839% 3/20/60	70,000	86,463
		2,620,507
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.25% 3/1/25	88,000	94,198
3.75% 6/1/26	158,000	173,759
3.875% 7/3/23	526,000	561,615
4.25% 2/1/24	170,000	184,466
		1,014,038

TOTAL INDUSTRIALS		16,667,342

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	136,082
2.6% 2/28/23	400,000	420,293
		556,375
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	14,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	390,000	477,623
5.45% 6/15/23 (a)	110,000	121,655
8.1% 7/15/36 (a)	80,000	118,197
8.35% 7/15/46 (a)	287,000	433,630
		1,165,230
IT Services - 0.6%
Fiserv, Inc.:
2.75% 7/1/24	440,000	472,394
3.5% 7/1/29	80,000	91,304
4.4% 7/1/49	240,000	320,919
IBM Corp.:
1.95% 5/15/30	175,000	180,276
2.5% 1/27/22	104,000	106,417
2.95% 5/15/50	175,000	186,160
3% 5/15/24	100,000	108,311
3.5% 5/15/29	843,000	975,374
MasterCard, Inc.:
2.95% 6/1/29	50,000	56,091
3.3% 3/26/27	38,000	43,337
3.35% 3/26/30	53,000	61,833
3.85% 3/26/50	265,000	341,636
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	73,120
2.3% 6/1/30	120,000	128,428
The Western Union Co. 2.85% 1/10/25	70,000	75,185
Visa, Inc.:
1.9% 4/15/27	769,000	818,206
2.05% 4/15/30	350,000	374,134
2.7% 4/15/40	150,000	163,507
4.15% 12/14/35	38,000	49,355
		4,625,987
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	28,000	38,747
Broadcom Corp./Broadcom Cayman LP:
3.125% 1/15/25	82,000	88,527
3.5% 1/15/28	1,134,000	1,249,399
Broadcom, Inc.:
4.3% 11/15/32	250,000	296,188
4.75% 4/15/29	50,000	59,766
5% 4/15/30	50,000	60,750
Intel Corp.:
3.25% 11/15/49	110,000	123,006
3.734% 12/8/47	617,000	736,086
Lam Research Corp. 2.875% 6/15/50	150,000	161,315
NVIDIA Corp.:
2.85% 4/1/30	100,000	112,434
3.5% 4/1/50	50,000	60,541
Qualcomm, Inc. 1.65% 5/20/32 (a)	54,000	54,025
Texas Instruments, Inc. 4.15% 5/15/48	70,000	93,496
		3,134,280
Software - 0.5%
Microsoft Corp.:
2.4% 2/6/22	685,000	698,952
2.525% 6/1/50	326,000	343,089
3.3% 2/6/27	115,000	131,169
3.45% 8/8/36	64,000	78,827
3.7% 8/8/46	430,000	544,457
4.1% 2/6/37	71,000	93,073
Oracle Corp.:
2.5% 4/1/25	80,000	85,896
2.95% 4/1/30	150,000	167,632
3.25% 11/15/27	96,000	109,433
3.6% 4/1/50	300,000	349,705
3.8% 11/15/37	110,000	132,700
3.85% 4/1/60	80,000	98,167
4% 11/15/47	187,000	230,626
5.375% 7/15/40	641,000	918,796
		3,982,522
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	100,000	100,426
1.125% 5/11/25	872,000	896,554
1.25% 8/20/30	250,000	249,902
2.4% 1/13/23	350,000	364,895
2.4% 5/3/23	156,000	163,628
2.55% 8/20/60	200,000	205,198
2.95% 9/11/49	240,000	267,390
3% 11/13/27	96,000	108,176
3.75% 11/13/47	57,000	71,772
3.85% 5/4/43	369,000	465,473
4.5% 2/23/36	90,000	121,026
HP, Inc. 2.2% 6/17/25	160,000	169,364
		3,183,804

TOTAL INFORMATION TECHNOLOGY		16,648,198

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	104,210
2.05% 5/15/30	60,000	63,969
2.7% 5/15/40	60,000	64,570
2.8% 5/15/50	100,000	109,696
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	33,095
4.725% 11/15/28	35,000	43,099
5.319% 11/15/38	679,000	918,543
Eastman Chemical Co. 4.5% 12/1/28	174,000	209,438
Ecolab, Inc.:
1.3% 1/30/31	300,000	296,948
3.25% 1/14/23	70,000	73,665
LYB International Finance II BV 3.5% 3/2/27	166,000	185,038
LYB International Finance III LLC:
3.375% 10/1/40	120,000	128,047
3.625% 4/1/51	120,000	130,890
4.2% 10/15/49	100,000	116,694
Nutrien Ltd.:
4.2% 4/1/29	13,000	15,537
5% 4/1/49	103,000	142,211
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	328,938
3.8% 8/15/49	80,000	96,259
4.5% 6/1/47	50,000	66,772
The Dow Chemical Co.:
2.1% 11/15/30	250,000	256,365
3.15% 5/15/24	30,000	32,283
3.5% 10/1/24	64,000	70,094
3.6% 11/15/50	150,000	168,225
4.8% 5/15/49	50,000	67,142
7.375% 11/1/29	100,000	142,498
The Mosaic Co. 4.05% 11/15/27	90,000	101,870
		3,966,096
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	56,131
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	163,000	224,520
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	52,874
Newmont Corp. 5.45% 6/9/44	80,000	113,233
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,494,000	1,685,997
Southern Copper Corp. 5.875% 4/23/45	30,000	43,331
Vale Overseas Ltd. 6.25% 8/10/26	50,000	61,969
		2,181,924

TOTAL MATERIALS		6,204,151

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	90,000	126,056
American Tower Corp.:
1.3% 9/15/25	120,000	122,653
2.1% 6/15/30	160,000	164,128
3.1% 6/15/50	160,000	164,497
3.6% 1/15/28	32,000	36,340
3.8% 8/15/29	70,000	81,345
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	70,108
Crown Castle International Corp.:
1.35% 7/15/25	79,000	80,625
2.25% 1/15/31	100,000	103,667
3.25% 1/15/51	40,000	42,125
ERP Operating LP:
3.5% 3/1/28	61,000	69,247
4.15% 12/1/28	330,000	393,369
Healthpeak Properties, Inc. 3% 1/15/30	140,000	153,151
Kimco Realty Corp.:
1.9% 3/1/28	570,000	587,927
3.3% 2/1/25	180,000	196,717
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	262,880
Simon Property Group LP 3.375% 12/1/27	935,000	1,044,463
Ventas Realty LP:
4.4% 1/15/29	40,000	46,892
4.875% 4/15/49	160,000	198,340
Welltower, Inc. 4.95% 9/1/48	76,000	98,596
		4,043,126
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	167,041

TOTAL REAL ESTATE		4,210,167

UTILITIES - 2.0%
Electric Utilities - 1.2%
Alabama Power Co.:
1.45% 9/15/30	400,000	402,176
3.45% 10/1/49	140,000	164,585
American Electric Power Co., Inc. 3.25% 3/1/50	121,000	127,616
Appalachian Power Co.:
3.3% 6/1/27	110,000	122,771
4.45% 6/1/45	18,000	23,095
4.5% 3/1/49	90,000	117,283
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	214,927
3.2% 9/15/49	150,000	167,206
Commonwealth Edison Co. 4% 3/1/48	42,000	53,103
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	204,654
3.05% 3/15/23	150,000	158,454
3.95% 3/15/48	31,000	38,761
4.25% 12/15/41	341,000	433,719
Duke Energy Corp.:
2.45% 6/1/30	182,000	193,549
3.15% 8/15/27	314,000	350,275
3.75% 9/1/46	80,000	93,085
3.95% 8/15/47	250,000	303,260
4.2% 6/15/49	90,000	113,776
Entergy Corp.:
0.9% 9/15/25	400,000	399,776
4% 7/15/22	130,000	136,309
Entergy, Inc. 3.55% 9/30/49	29,000	33,393
Eversource Energy:
3.3% 1/15/28	62,000	69,547
3.45% 1/15/50	60,000	68,188
Exelon Corp.:
3.4% 4/15/26	150,000	168,915
4.05% 4/15/30	150,000	177,402
4.45% 4/15/46	144,000	183,327
FirstEnergy Corp.:
1.6% 1/15/26	85,000	83,057
2.25% 9/1/30	120,000	116,010
4.85% 7/15/47	140,000	173,959
Florida Power & Light Co.:
2.85% 4/1/25	167,000	181,704
4.125% 6/1/48	26,000	34,340
Interstate Power and Light Co. 2.3% 6/1/30	93,000	98,290
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	225,564
3.65% 8/1/48	30,000	36,615
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	160,213
Northern States Power Co.:
2.6% 6/1/51	100,000	105,714
2.9% 3/1/50	80,000	90,031
3.6% 9/15/47	50,000	61,501
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	239,000	238,729
3.1% 9/15/49	100,000	114,837
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	676,873
PacifiCorp 6% 1/15/39	235,000	349,074
PECO Energy Co. 3.9% 3/1/48	96,000	120,865
PPL Capital Funding, Inc. 4% 9/15/47	20,000	23,259
PPL Electric Utilities Corp. 3% 10/1/49	100,000	108,887
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	101,409
6.25% 9/1/37	282,000	427,304
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	75,895
3.15% 1/1/50	70,000	79,483
3.6% 12/1/47	44,000	52,880
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	57,433
Southern California Edison Co. 4% 4/1/47	562,000	659,043
Southern Co. 3.25% 7/1/26	112,000	125,609
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	223,423
Tampa Electric Co. 4.45% 6/15/49	100,000	130,766
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	70,500
3.8% 9/15/47	50,000	61,611
4.6% 12/1/48	52,000	72,931
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	72,290
4% 6/15/28	76,000	89,437
		9,818,688
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	53,483
3.9% 11/15/49	60,000	70,310
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	362,029
		485,822
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	96,002
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
4.05% 4/15/25 (a)	668,000	756,214
4.25% 10/15/50 (a)	290,000	374,994
4.45% 1/15/49	54,000	71,714
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	45,479
3.7% 9/1/49	80,000	91,482
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	330,000	401,450
4.65% 12/1/48	50,000	66,810
5.5% 12/1/39	256,000	350,662
Consolidated Edison, Inc. 2% 5/15/21	176,000	176,830
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	819,720
4.6% 3/15/49	50,000	66,965
4.7% 12/1/44	26,000	33,983
7% 6/15/38	130,000	198,205
DTE Energy Co. 3.7% 8/1/23	46,000	49,674
NiSource, Inc.:
0.95% 8/15/25	280,000	281,631
1.7% 2/15/31	280,000	278,428
2.95% 9/1/29	190,000	208,910
3.49% 5/15/27	50,000	56,294
3.95% 3/30/48	46,000	56,410
5.25% 2/15/43	156,000	213,355
Puget Energy, Inc. 4.1% 6/15/30	200,000	226,029
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	108,440
Sempra Energy:
3.8% 2/1/38	186,000	215,179
4% 2/1/48	130,000	154,639
6% 10/15/39	274,000	392,331
		5,695,828

TOTAL UTILITIES		16,096,340

TOTAL NONCONVERTIBLE BONDS
(Cost $188,910,801)		200,378,436

U.S. Government and Government Agency Obligations - 44.1%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$95,000	$94,958
0.5% 6/17/25	2,348,000	2,359,963
0.625% 4/22/25	258,000	260,980
0.75% 10/8/27	200,000	200,789
0.875% 8/5/30	339,000	332,742
1.625% 10/15/24	180,000	189,711
1.75% 7/2/24	100,000	105,274
1.875% 9/24/26	60,000	64,858
2.125% 4/24/26	170,000	185,170
2.375% 1/19/23	200,000	209,149
Federal Home Loan Bank:
0.375% 9/4/25	160,000	159,909
0.5% 4/14/25	325,000	327,059
1.5% 8/15/24	100,000	104,737
1.875% 11/29/21	285,000	289,549
2.5% 2/13/24	140,000	150,047
3% 10/12/21	100,000	102,218
Freddie Mac:
0.25% 8/24/23	500,000	500,552
0.25% 12/4/23	479,000	479,438
0.375% 7/21/25	448,000	448,141
0.375% 9/23/25	231,000	230,553
2.75% 6/19/23	700,000	744,172
Tennessee Valley Authority:
0.75% 5/15/25	600,000	608,671
2.875% 2/1/27	130,000	146,442
4.25% 9/15/65	30,000	44,876

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,339,958

U.S. Treasury Obligations - 43.0%
U.S. Treasury Bonds:
1.125% 5/15/40	5,406,000	5,123,874
1.125% 8/15/40	9,052,000	8,555,554
1.25% 5/15/50	3,643,000	3,297,484
1.375% 11/15/40	1,590,000	1,569,380
1.375% 8/15/50	12,815,000	11,974,016
1.625% 11/15/50	1,546,000	1,536,821
2% 2/15/50	287,000	311,047
2.25% 8/15/46	110,000	125,314
2.25% 8/15/49	129,000	147,322
2.5% 2/15/45	128,000	152,360
2.5% 2/15/46	342,000	407,795
2.5% 5/15/46	93,000	110,888
2.75% 8/15/42	197,000	243,826
2.75% 11/15/42	587,000	726,023
2.75% 8/15/47	51,000	63,814
2.75% 11/15/47	107,000	134,013
2.875% 5/15/43	190,000	239,786
2.875% 8/15/45	586,000	744,197
2.875% 5/15/49	1,000	1,290
3% 5/15/42	89,000	114,278
3% 11/15/44	2,149,000	2,776,239
3% 5/15/45	5,398,000	6,990,832
3% 11/15/45	744,000	966,415
3% 2/15/47	49,000	63,949
3% 5/15/47	208,000	271,871
3% 2/15/48	87,000	113,987
3% 8/15/48	3,000	3,939
3% 2/15/49	134,000	176,409
3.125% 11/15/41	113,000	147,553
3.125% 2/15/42	65,000	85,094
3.125% 2/15/43	1,664,000	2,178,865
3.125% 8/15/44	687,000	904,452
3.125% 5/15/48	169,000	226,420
3.375% 5/15/44	1,976,000	2,697,549
3.375% 11/15/48	157,000	220,094
3.5% 2/15/39	8,000	10,849
3.625% 8/15/43	971,000	1,369,034
3.625% 2/15/44	2,647,000	3,741,886
3.75% 8/15/41	45,000	63,847
3.75% 11/15/43	2,130,000	3,060,710
3.875% 8/15/40	52,000	74,421
4.375% 2/15/38	12,000	17,819
4.375% 11/15/39	24,000	36,247
4.375% 5/15/41	32,000	48,984
4.5% 5/15/38	92,000	138,780
4.5% 8/15/39	17,000	25,977
4.75% 2/15/41	48,000	76,571
5.5% 8/15/28	4,000	5,424
7.125% 2/15/23	175,000	200,908
7.25% 8/15/22	190,000	211,897
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,564,367
0.125% 5/31/22	5,738,000	5,739,121
0.125% 6/30/22	5,420,000	5,420,635
0.125% 7/31/22	2,050,000	2,050,240
0.125% 8/31/22	3,521,000	3,521,138
0.125% 9/30/22	3,991,000	3,991,000
0.125% 10/31/22	23,610,000	23,612,767
0.125% 11/30/22	1,438,000	1,438,112
0.125% 5/15/23	806,000	805,717
0.125% 7/15/23	534,000	533,708
0.125% 9/15/23	23,903,000	23,884,326
0.125% 10/15/23	3,458,000	3,455,298
0.25% 6/15/23	3,323,000	3,331,308
0.25% 5/31/25	2,897,000	2,891,002
0.25% 6/30/25	945,000	942,416
0.25% 7/31/25	3,265,000	3,254,797
0.25% 8/31/25	154,000	153,471
0.25% 9/30/25	24,259,000	24,162,307
0.25% 10/31/25	2,234,000	2,223,877
0.375% 3/31/22	1,044,000	1,047,303
0.375% 4/30/25	1,897,000	1,903,595
0.375% 11/30/25	3,253,000	3,256,812
0.375% 7/31/27	1,259,000	1,241,984
0.375% 9/30/27	17,496,000	17,221,258
0.5% 3/15/23	3,412,000	3,439,456
0.5% 3/31/25	1,366,000	1,378,379
0.5% 4/30/27	3,691,000	3,680,475
0.5% 5/31/27	4,223,000	4,206,504
0.5% 6/30/27	2,827,000	2,814,080
0.625% 3/31/27	2,260,000	2,272,713
0.625% 11/30/27	2,230,000	2,228,606
0.625% 5/15/30	14,187,000	13,861,142
0.625% 8/15/30	2,850,000	2,776,969
0.875% 11/15/30	3,469,000	3,455,449
1.125% 2/28/22	569,000	575,712
1.125% 2/28/25	4,578,000	4,738,767
1.125% 2/28/27	691,000	716,319
1.25% 3/31/21	52,000	52,138
1.25% 8/31/24	1,923,000	1,994,587
1.375% 4/30/21	301,000	302,223
1.375% 1/31/22	1,769,000	1,792,771
1.375% 2/15/23	2,303,000	2,363,544
1.375% 1/31/25	1,386,000	1,448,153
1.375% 8/31/26	253,000	266,045
1.5% 9/30/21	599,000	605,177
1.5% 10/31/21	440,000	445,019
1.5% 11/30/21	11,476,000	11,619,450
1.5% 8/15/22	1,141,000	1,166,361
1.5% 9/15/22	464,000	474,821
1.5% 1/15/23	2,392,000	2,458,528
1.5% 9/30/24	1,783,000	1,866,857
1.5% 10/31/24	2,714,000	2,844,081
1.5% 11/30/24	2,519,000	2,641,112
1.5% 8/15/26	557,000	589,637
1.5% 1/31/27	2,284,000	2,420,059
1.5% 2/15/30	417,000	440,896
1.625% 12/31/21	2,309,000	2,343,635
1.625% 8/31/22	562,000	575,940
1.625% 11/15/22	1,457,000	1,497,523
1.625% 2/15/26	261,000	277,537
1.625% 5/15/26	264,000	281,026
1.625% 9/30/26	1,113,000	1,186,215
1.625% 10/31/26	457,000	487,241
1.625% 11/30/26	180,000	191,967
1.625% 8/15/29	1,000	1,069
1.75% 7/31/21	374,000	377,535
1.75% 2/28/22	441,000	449,338
1.75% 6/15/22	485,000	496,386
1.75% 6/30/22	336,000	344,164
1.75% 7/15/22	1,795,000	1,839,805
1.75% 6/30/24	805,000	848,300
1.75% 7/31/24	2,907,000	3,065,863
1.75% 12/31/24	2,363,000	2,502,842
1.75% 12/31/26	527,000	566,154
1.875% 5/31/22	115,000	117,848
1.875% 9/30/22	358,000	368,852
1.875% 6/30/26	589,000	635,384
1.875% 7/31/26	909,000	981,116
2% 12/31/21	333,000	339,218
2% 10/31/22	48,000	49,639
2% 5/31/24	442,000	469,021
2% 2/15/25	82,000	87,782
2% 8/15/25	50,000	53,846
2% 11/15/26	585,000	636,530
2.125% 5/15/22	2,099,000	2,156,395
2.125% 12/31/22	19,000	19,755
2.125% 3/31/24	1,201,000	1,275,875
2.125% 5/15/25	13,000	14,029
2.25% 4/30/21	428,000	430,959
2.25% 4/30/24	1,443,000	1,541,135
2.25% 10/31/24	279,000	300,339
2.25% 12/31/24	160,000	172,650
2.25% 2/15/27	393,000	434,265
2.25% 8/15/27	639,000	708,267
2.25% 11/15/27	682,000	756,967
2.375% 4/15/21	202,000	203,294
2.375% 3/15/22	1,583,000	1,625,605
2.375% 1/31/23	239,000	250,110
2.375% 2/29/24	2,859,000	3,055,780
2.375% 4/30/26	405,000	447,114
2.375% 5/15/27	46,000	51,292
2.375% 5/15/29	108,000	121,989
2.5% 1/15/22	1,095,000	1,121,817
2.5% 2/15/22	738,000	757,632
2.5% 8/15/23	57,000	60,500
2.5% 1/31/24	3,559,000	3,812,718
2.5% 5/15/24	217,000	233,809
2.5% 1/31/25	238,000	259,541
2.5% 2/28/26	191,000	211,697
2.625% 5/15/21	107,000	107,978
2.625% 6/15/21	503,000	508,619
2.625% 7/15/21	71,000	71,943
2.625% 12/15/21	1,639,000	1,677,990
2.625% 2/28/23	492,000	518,349
2.625% 6/30/23	1,031,000	1,094,390
2.625% 12/31/23	1,205,000	1,293,210
2.625% 12/31/25	331,000	368,018
2.625% 1/31/26	461,000	513,331
2.625% 2/15/29	391,000	448,627
2.75% 8/15/21	295,000	299,817
2.75% 9/15/21	2,000	2,037
2.75% 4/30/23	84,000	89,073
2.75% 5/31/23	176,000	187,014
2.75% 7/31/23	700,000	746,813
2.75% 8/31/23	1,634,000	1,746,401
2.75% 6/30/25	113,000	125,280
2.75% 2/15/28	363,000	416,089
2.875% 10/15/21	575,000	587,376
2.875% 11/15/21	129,000	132,064
2.875% 10/31/23	810,000	871,889
2.875% 11/30/23	1,045,000	1,127,090
2.875% 5/31/25	144,000	160,194
2.875% 5/15/28	216,000	250,147
2.875% 8/15/28	303,000	351,800
3% 9/30/25	148,000	166,517
3% 10/31/25	130,000	146,514
3.125% 11/15/28	940,000	1,112,395

TOTAL U.S. TREASURY OBLIGATIONS		338,284,968

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $339,655,486)		346,624,926

U.S. Government Agency - Mortgage Securities - 29.3%
Fannie Mae - 10.0%
2% 7/1/35 to 12/1/50	15,652,343	16,293,568
2.5% 2/1/23 to 8/1/50	8,655,402	9,101,928
3.5% 1/1/24 to 7/1/50	7,722,379	8,203,404
3.5% 4/1/34	25,533	27,118
4% 10/1/33 to 10/1/49	13,638,950	14,589,552
4.5% 5/1/47 to 4/1/50	4,650,794	5,038,055
5% 11/1/25 to 12/1/49	980,135	1,088,194
5.5% 5/1/44 to 4/1/49	462,754	523,824
3% 4/1/22 to 7/1/50	22,839,726	24,085,654

TOTAL FANNIE MAE		78,951,297

Freddie Mac - 7.3%
2% 10/1/30 to 1/1/51	3,142,520	3,273,162
2% 9/1/35	1,980,635	2,072,367
2% 11/1/35	444,774	465,096
2% 11/1/35	152,085	159,034
2.5% 4/1/27 to 1/1/51	17,927,186	18,895,692
3% 1/1/26 to 4/1/50	2,176,208	2,301,719
3% 8/1/47	55,452	58,183
3.5% 2/1/26 to 3/1/50	18,989,618	20,063,504
4% 11/1/33 to 9/1/49	4,165,081	4,454,555
4.5% 8/1/48 to 4/1/50	2,538,130	2,748,570
5% 4/1/48 to 5/1/50	2,182,354	2,412,917
5.5% 6/1/49	438,165	490,023

TOTAL FREDDIE MAC		57,394,822

Ginnie Mae - 6.5%
2% 1/1/51 (d)	1,600,000	1,673,728
2% 1/1/51 (d)	800,000	836,864
2.5% 10/20/46 to 10/20/50	4,129,321	4,372,613
2.5% 1/1/51 (d)	100,000	105,870
2.5% 1/1/51 (d)	1,050,000	1,111,632
2.5% 1/1/51 (d)	1,950,000	2,064,459
2.5% 1/1/51 (d)	800,000	846,958
2.5% 2/1/51 (d)	700,000	739,639
3% 7/20/42 to 6/20/50	13,848,990	14,518,872
3% 1/1/51 (d)	300,000	313,678
3.5% 2/20/46 to 4/20/50	12,275,551	13,034,563
3.5% 1/1/51 (d)	300,000	317,911
4% 4/20/47 to 2/20/50	6,038,603	6,452,235
4% 1/1/51 (d)	100,000	106,602
4.5% 1/20/47 to 4/20/50	2,794,114	3,005,189
4.5% 1/1/51 (d)	100,000	107,313
5% 11/20/47 to 4/20/50	1,063,736	1,158,914
5.5% 9/20/47 to 1/20/49	86,390	98,533

TOTAL GINNIE MAE		50,865,573

Uniform Mortgage Backed Securities - 5.5%
2% 1/1/36 (d)	1,500,000	1,568,771
2% 1/1/51 (d)	2,400,000	2,494,864
2% 1/1/51 (d)	700,000	727,669
2% 1/1/51 (d)	7,200,000	7,484,592
2% 1/1/51 (d)	7,200,000	7,484,592
2% 1/1/51 (d)	700,000	727,669
2% 1/1/51 (d)	2,400,000	2,494,864
2% 1/1/51 (d)	2,350,000	2,442,888
2% 1/1/51 (d)	3,250,000	3,378,461
2.5% 1/1/36 (d)	600,000	625,969
2.5% 1/1/36 (d)	200,000	208,656
2.5% 1/1/51 (d)	1,400,000	1,476,289
3% 1/1/36 (d)	100,000	104,941
3% 1/1/51 (d)	7,250,000	7,595,785
3% 1/1/51 (d)	3,050,000	3,195,468
3% 1/1/51 (d)	400,000	419,078
3.5% 1/1/51 (d)	500,000	528,594
4% 1/1/51 (d)	300,000	320,367
4.5% 1/1/51 (d)	200,000	216,750

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		43,496,267

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $228,312,023)		230,707,959

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$19,708	$20,036
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	105,735
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	35,354
TOTAL ASSET-BACKED SECURITIES
(Cost $149,680)		161,125

Commercial Mortgage Securities - 1.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	218,470
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	240,087
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	368,317
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	420,728
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	107,158
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	154,392
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	87,303
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	99,680
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	48,416
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	216,199
Class A5, 3.0161% 9/15/52	200,000	222,188
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	740,514
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	785,854
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	601,769
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	606,199
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	918,285
Series K057 Class A2, 2.57% 7/25/26	159,400	174,403
Series K080 Class A2, 3.926% 7/25/28	80,000	96,123
Series K-1510 Class A2, 3.718% 1/25/31	124,000	150,014
Series K068 Class A2, 3.244% 8/25/27	130,000	149,148
Series K079 Class A2, 3.926% 6/25/28	20,000	23,984
Series K094 Class A2, 2.903% 6/25/29	300,000	341,599
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	118,805
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	289,413
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	164,576
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	164,571
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	109,200
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	221,619
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	98,634
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	147,102
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,721,977)		8,084,750

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	89,383
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$129,193
Series 2010 S1, 7.043% 4/1/50	75,000	137,298
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	254,591
Series 2010, 7.6% 11/1/40	150,000	271,317
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	21,391
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	84,101
4.131% 6/15/42	80,000	82,870
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	78,311
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	185,726
3.256% 5/15/60	150,000	168,714
TOTAL MUNICIPAL SECURITIES
(Cost $1,397,955)		1,502,895

Foreign Government and Government Agency Obligations - 2.3%
Alberta Province:
2.95% 1/23/24	$110,000	$118,553
3.3% 3/15/28	75,000	86,432
Canadian Government 2% 11/15/22	120,000	124,102
Chilean Republic:
3.24% 2/6/28	200,000	226,625
3.86% 6/21/47	325,000	396,195
Colombian Republic:
4.5% 3/15/29	200,000	231,000
5.2% 5/15/49	733,000	926,558
Hungarian Republic:
5.375% 2/21/23	100,000	109,452
5.375% 3/25/24	1,324,000	1,507,859
5.75% 11/22/23	50,000	56,859
Indonesian Republic:
2.85% 2/14/30	200,000	215,625
3.5% 2/14/50	200,000	216,688
3.85% 10/15/30	348,000	404,006
Israeli State 3.375% 1/15/50	225,000	248,742
Italian Republic:
2.375% 10/17/24	200,000	210,312
4% 10/17/49	497,000	546,312
Manitoba Province 2.6% 4/16/24	410,000	439,221
Ontario Province:
1.05% 5/21/27	1,413,000	1,429,136
1.125% 10/7/30	175,000	172,678
2.3% 6/15/26	50,000	54,274
2.5% 4/27/26	115,000	125,958
3.05% 1/29/24	90,000	97,278
Panamanian Republic 3.16% 1/23/30	800,000	885,750
Peruvian Republic:
1.862% 12/1/32	340,000	343,230
2.78% 12/1/60	100,000	100,650
2.844% 6/20/30	190,000	210,366
4.125% 8/25/27	50,000	58,641
Philippine Republic:
2.65% 12/10/45	500,000	503,750
3% 2/1/28	200,000	221,044
Polish Government 3.25% 4/6/26	73,000	82,277
Province of Quebec:
1.5% 2/11/25	2,149,000	2,238,613
2.375% 1/31/22	25,000	25,582
2.5% 4/9/24	140,000	149,708
2.75% 4/12/27	95,000	106,370
United Mexican States:
3.25% 4/16/30	2,321,000	2,515,384
3.75% 1/11/28	200,000	225,313
4% 10/2/23	160,000	175,300
4.15% 3/28/27	200,000	231,500
4.5% 4/22/29	200,000	234,500
4.75% 4/27/32	387,000	465,126
Uruguay Republic:
4.375% 1/23/31	150,000	183,984
7.625% 3/21/36	678,000	1,096,241
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,567,619)		17,997,194

Supranational Obligations - 1.4%
Asian Development Bank:
0.375% 9/3/25	450,000	448,419
0.75% 10/8/30	100,000	97,409
1.5% 10/18/24	200,000	208,714
1.875% 1/24/30	610,000	656,597
2.625% 1/30/24	80,000	85,767
2.75% 3/17/23	700,000	739,002
European Investment Bank:
0.75% 9/23/30	250,000	243,668
0.875% 5/17/30	18,000	17,839
1.375% 5/15/23	350,000	359,690
2% 12/15/22	510,000	527,973
2.25% 6/24/24	1,678,000	1,791,468
2.875% 8/15/23	260,000	278,066
Inter-American Development Bank:
0.625% 7/15/25	390,000	393,089
1.75% 3/14/25	194,000	204,822
2.25% 6/18/29	1,029,000	1,134,469
4.375% 1/24/44	39,000	58,015
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	269,085
0.5% 10/28/25	218,000	218,310
0.75% 8/26/30	160,000	155,840
0.875% 5/14/30	176,000	173,933
1.5% 8/28/24	1,012,000	1,054,677
1.625% 1/15/25	155,000	162,680
1.75% 4/19/23	55,000	56,929
1.875% 6/19/23	20,000	20,814
2.5% 3/19/24	130,000	139,232
2.5% 11/22/27	92,000	102,502
3% 9/27/23	100,000	107,448
International Finance Corp.:
0.75% 8/27/30	60,000	58,529
1.375% 10/16/24	1,051,000	1,092,455
2.875% 7/31/23	112,000	119,516
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $10,827,933)		10,976,957

Bank Notes - 0.2%
Discover Bank 2.7% 2/6/30	500,000	530,034
PNC Bank NA 2.15% 4/29/21	250,000	251,173
RBS Citizens NA 2.25% 4/28/25	345,000	365,998
Wells Fargo Bank NA 3.55% 8/14/23	250,000	269,985
TOTAL BANK NOTES
(Cost $1,362,692)		1,417,190
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.11% (e)
(Cost $21,189,402)	21,185,172	21,189,409
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $817,095,568)		839,040,841
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(52,920,221)
NET ASSETS - 100%		$786,120,620

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 1/1/51	$(700,000)	$(741,087)
Uniform Mortgage Backed Securities
2% 1/1/51	(4,950,000)	(5,145,657)
2% 1/1/51	(5,350,000)	(5,561,467)
2% 1/1/51	(7,200,000)	(7,484,592)
2% 1/1/51	(700,000)	(727,669)
2% 1/1/51	(2,400,000)	(2,494,864)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(21,414,249)

TOTAL TBA SALE COMMITMENTS
(Proceeds $22,049,760)		$(22,155,336)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,950,358 or 0.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,752
Fidelity Securities Lending Cash Central Fund	134
Total	$38,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$200,378,436	$--	$200,378,436	$--
U.S. Government and Government Agency Obligations	346,624,926	--	346,624,926	--
U.S. Government Agency - Mortgage Securities	230,707,959	--	230,707,959	--
Asset-Backed Securities	161,125	--	161,125	--
Commercial Mortgage Securities	8,084,750	--	8,084,750	--
Municipal Securities	1,502,895	--	1,502,895	--
Foreign Government and Government Agency Obligations	17,997,194	--	17,997,194	--
Supranational Obligations	10,976,957	--	10,976,957	--
Bank Notes	1,417,190	--	1,417,190	--
Money Market Funds	21,189,409	21,189,409	--	--
Total Investments in Securities:	$839,040,841	$21,189,409	$817,851,432	$--
Other Financial Instruments:
TBA Sale Commitments	$(22,155,336)	$--	$(22,155,336)	$--
Total Other Financial Instruments:	$(22,155,336)	$--	$(22,155,336)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $795,906,166)	$817,851,432
Fidelity Central Funds (cost $21,189,402)	21,189,409
Total Investment in Securities (cost $817,095,568)		$839,040,841
Cash		1,083,439
Receivable for TBA sale commitments		22,049,760
Receivable for fund shares sold		1,445,970
Interest receivable		3,030,737
Distributions receivable from Fidelity Central Funds		3,770
Total assets		866,654,517
Liabilities
Payable for investments purchased
Regular delivery	$6,390,701
Delayed delivery	51,532,453
TBA sale commitments, at value	22,155,336
Payable for fund shares redeemed	321,482
Accrued management fee	57,654
Distribution and service plan fees payable	44,243
Other affiliated payables	32,028
Total liabilities		80,533,897
Net Assets		$786,120,620
Net Assets consist of:
Paid in capital		$764,122,937
Total accumulated earnings (loss)		21,997,683
Net Assets		$786,120,620
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($569,594,011 ÷ 50,183,043 shares)		$11.35
Service Class:
Net Asset Value, offering price and redemption price per share ($549,723 ÷ 48,362 shares)		$11.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($215,976,886 ÷ 19,076,575 shares)		$11.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Interest		$7,898,987
Income from Fidelity Central Funds (including $134 from security lending)		38,886
Total income		7,937,873
Expenses
Management fee	$401,585
Transfer agent fees	223,103
Distribution and service plan fees	59,122
Independent trustees' fees and expenses	1,283
Commitment fees	816
Total expenses before reductions	685,909
Expense reductions	(1,103)
Total expenses after reductions		684,806
Net investment income (loss)		7,253,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,784,196
Fidelity Central Funds	(1,513)
Foreign currency transactions	338
Total net realized gain (loss)		1,783,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,752,146
Fidelity Central Funds	(7)
Delayed delivery commitments	(105,576)
Total change in net unrealized appreciation (depreciation)		15,646,563
Net gain (loss)		17,429,584
Net increase (decrease) in net assets resulting from operations		$24,682,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,253,067	$4,494,138
Net realized gain (loss)	1,783,021	814,677
Change in net unrealized appreciation (depreciation)	15,646,563	5,817,009
Net increase (decrease) in net assets resulting from operations	24,682,651	11,125,824
Distributions to shareholders	(9,090,013)	(5,155,785)
Share transactions - net increase (decrease)	511,007,596	161,511,192
Total increase (decrease) in net assets	526,600,234	167,481,231
Net Assets
Beginning of period	259,520,386	92,039,155
End of period	$786,120,620	$259,520,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

Years ended December 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.183	.283	.212
Net realized and unrealized gain (loss)	.621	.560	(.022)
Total from investment operations	.804	.843	.190
Distributions from net investment income	(.104)	(.191)	(.130)
Distributions from net realized gain	(.030)	(.032)	–
Total distributions	(.134)	(.223)	(.130)
Net asset value, end of period	$11.35	$10.68	$10.06
Total ReturnC,D,E	7.53%	8.38%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.14%	.14%H
Expenses net of fee waivers, if any	.14%	.14%	.14%H
Expenses net of all reductions	.14%	.14%	.13%H
Net investment income (loss)	1.63%	2.67%	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$569,594	$258,250	$91,033
Portfolio turnover rateI	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

Years ended December 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$10.33
Income from Investment Operations
Net investment income (loss)B	.171	.197
Net realized and unrealized gain (loss)	.632	.359
Total from investment operations	.803	.556
Distributions from net investment income	(.073)	(.184)
Distributions from net realized gain	(.030)	(.032)
Total distributions	(.103)	(.216)
Net asset value, end of period	$11.37	$10.67
Total ReturnC,D,E	7.53%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%	.24%H
Expenses net of fee waivers, if any	.24%	.24%H
Expenses net of all reductions	.24%	.24%H
Net investment income (loss)	1.53%	2.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$550	$103
Portfolio turnover rateI	101%	81%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

Years ended December 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.161	.262	.195
Net realized and unrealized gain (loss)	.614	.556	(.023)
Total from investment operations	.775	.818	.172
Distributions from net investment income	(.105)	(.166)	(.112)
Distributions from net realized gain	(.030)	(.032)	–
Total distributions	(.135)	(.198)	(.112)
Net asset value, end of period	$11.32	$10.68	$10.06
Total ReturnC,D,E	7.26%	8.13%	1.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%	.39%	.39%H
Expenses net of fee waivers, if any	.37%	.39%	.39%H
Expenses net of all reductions	.37%	.39%	.38%H
Net investment income (loss)	1.40%	2.48%	2.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$215,977	$1,167	$1,006
Portfolio turnover rateI	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,131,930
Gross unrealized depreciation	(2,134,248)
Net unrealized appreciation (depreciation)	$21,997,682
Tax Cost	$816,937,583

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$21,997,682

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$8,413,022	$ 4,970,724
Long-term Capital Gains	676,991	185,061
Total	$9,090,013	$ 5,155,785

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	400,990,967	224,378,912

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$239
Service Class 2	58,883
$59,122

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .065% to .064%. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 211,206
Service Class	120
Service Class 2	11,777
$223,103

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
VIP Bond Index Portfolio	$816

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Bond Index Portfolio	$12	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,103.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019(a)
Distributions to shareholders
Initial Class	$6,573,144	$5,132,074
Service Class	1,005	2,091
Service Class 2	2,515,864	21,620
Total	$9,090,013	$5,155,785

 (a) Distributions for Service class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019(a)	Year ended December 31, 2020	Year ended December 31, 2019(a)
Initial Class
Shares sold	34,881,109	15,672,615	$393,788,272	$166,843,088
Reinvestment of distributions	581,180	430,419	6,573,144	4,596,875
Shares redeemed	(9,465,623)	(965,345)	(106,870,020)	(10,130,462)
Net increase (decrease)	25,996,666	15,137,689	$293,491,396	$161,309,501
Service Class
Shares sold	92,115	9,681	$1,044,604	$100,000
Reinvestment of distributions	1	–	7	–
Shares redeemed	(53,435)	–	(609,812)	–
Net increase (decrease)	38,681	9,681	$434,799	$100,000
Service Class 2
Shares sold	19,105,085	9,211	$218,681,407	$100,313
Reinvestment of distributions	222,929	170	2,514,638	1,821
Shares redeemed	(360,779)	(41)	(4,114,644)	(443)
Net increase (decrease)	18,967,235	9,340	$217,081,401	$101,691

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 61% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Bond Index Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Bond Index Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 19, 2018 (commencement of operations) through December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
VIP Bond Index Portfolio
Initial Class	.14%
Actual		$1,000.00	$1,011.00	$.71
Hypothetical-C		$1,000.00	$1,024.43	$.71
Service Class	.24%
Actual		$1,000.00	$1,010.90	$1.21
Hypothetical-C		$1,000.00	$1,023.93	$1.22
Service Class 2.37%
Actual		$1,000.00	$1,009.30	$1.87
Hypothetical-C		$1,000.00	$1,023.28	$1.88

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $647,440, or, if subsequently determined to be different, the net capital gain of such year.

A total of 25.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Bond Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index for the most recent one-year period. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Bond Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14%; Service Class: 0.24%; and Service Class 2: 0.39%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VUSB-ANN-0221
1.9887310.102

Item 2.

Code of Ethics

As of the end of the period, December 31, 2020, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager Growth Portfolio, VIP Asset Manager Portfolio, VIP Bond Index Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio and VIP Investment Grade Bond Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$32,800	$-	$7,200	$800
VIP Asset Manager Portfolio	$33,500	$-	$11,400	$900
VIP Bond Index Portfolio	$68,600	$-	$9,400	$1,600
VIP Freedom 2005 Portfolio	$17,700	$-	$6,900	$500
VIP Freedom 2010 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2015 Portfolio	$17,700	$-	$6,900	$500
VIP Freedom 2020 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2025 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2030 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2035 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2040 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2045 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2050 Portfolio	$17,700	$-	$6,700	$500
VIP Freedom 2055 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom 2060 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom 2065 Portfolio	$17,800	$-	$7,100	$500
VIP Freedom Income Portfolio	$17,700	$-	$6,700	$500
VIP Freedom Lifetime Income I Portfolio	$15,600	$-	$6,900	$500
VIP Freedom Lifetime Income II Portfolio	$15,600	$-	$6,900	$500
VIP Freedom Lifetime Income III Portfolio	$15,600	$-	$6,900	$500
VIP Investment Grade Bond Portfolio	$36,100	$-	$9,300	$900

December 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$42,000	$100	$5,300	$900
VIP Asset Manager Portfolio	$44,000	$100	$7,700	$1,000
VIP Bond Index Portfolio	$71,000	$100	$6,600	$1,600
VIP Freedom 2005 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2010 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2015 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2020 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2025 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2030 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2035 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2040 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2045 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2050 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2055 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom 2060 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom 2065 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom Income Portfolio	$20,000	$-	$5,000	$500
VIP Freedom Lifetime Income I Portfolio	$18,000	$-	$5,000	$500
VIP Freedom Lifetime Income II Portfolio	$18,000	$-	$5,000	$500
VIP Freedom Lifetime Income III Portfolio	$18,000	$-	$5,000	$500
VIP Investment Grade Bond Portfolio	$40,000	$100	$6,500	$1,000

A Amounts may reflect rounding.

B VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio commenced operations on April 11, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio,  VIP Government Money Market Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 50% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 60% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 70% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP FundsManager 85% Portfolio	$24,200	$2,200	$5,000	$1,200
VIP Government Money Market Portfolio	$40,200	$3,200	$1,900	$1,700
VIP Investor Freedom 2005 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2010 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2015 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2020 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2025 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom 2030 Portfolio	$14,800	$1,500	$5,200	$800
VIP Investor Freedom Income Portfolio	$14,800	$1,500	$5,200	$800
VIP Strategic Income Portfolio	$86,700	$7,300	$10,000	$4,000
VIP Target Volatility Portfolio	$25,700	$2,400	$5,400	$1,300

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 50% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 60% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 70% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 85% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP Government Money Market Portfolio	$42,000	$3,400	$2,000	$1,900
VIP Investor Freedom 2005 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2010 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2015 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2020 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2025 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2030 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom Income Portfolio	$19,000	$1,700	$2,800	$900
VIP Strategic Income Portfolio	$96,000	$7,600	$3,500	$4,300
VIP Target Volatility Portfolio	$30,000	$2,500	$3,000	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2020A	December 31, 2019A,B
Audit-Related Fees	$-	$290,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2020A	December 31, 2019A
Audit-Related Fees	$9,377,400	$7,705,000
Tax Fees	$30,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2020A	December 31, 2019A,B
Deloitte Entities	$667,700	$700,000
PwC	$14,614,000	$12,455,000

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to

be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2021